As Filed with the U.S. Securities and Exchange Commission on June 1, 2006

                                               File Nos. 033-59692 and 811-07584

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933(X)

                        Pre-Effective Amendment No.___( )

                       Post-Effective Amendment No. 63 (X)
                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940(X)

                              Amendment No. 63 (X)

                               RYDEX SERIES FUNDS
               (Exact Name of Registrant as Specified in Charter)

            9601 Blackwell Road, Suite 500, Rockville, Maryland 20850
               (Address of Principal Executive Offices) (Zip Code)

                                  (301)296-5100
              (Registrant's Telephone Number, Including Area Code)

                               Carl G. Verboncoeur
                               9601 Blackwell Road
                                    Suite 500
                            Rockville, Maryland 20850
               (Name and Address of Agent for Service of Process)

                                   Copies to:

                                 W. John McGuire
                           Morgan, Lewis & Bockius LLP
                         1111 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

 It is proposed that this filing will become effective (check appropriate box):

|_|   immediately upon filing pursuant to paragraph (b) of rule 485
|_|   on (date) pursuant to paragraph (b)(1)(v) of rule 485
|X|   60 days after filing pursuant to paragraph (a)(1) of rule 485
|_|   on (date) pursuant to paragraph (a)(1) of rule 485
|_|   75 days after filing pursuant to paragraph (a)(2) of rule 485
|_|   on (date) pursuant to paragraph (a)(2) of rule 485

                              DOMESTIC EQUITY FUNDS

INVERSE MID-CAP                                                    MID-CAP VALUE
INVERSE OTC (FORMERLY, ARKTOS)                                              NOVA
INVERSE RUSSELL 2000(R) (FORMERLY,                                           OTC
INVERSE SMALL-CAP)                                                       S&P 500
INVERSE S&P 500 (FORMERLY, URSA)                                 RUSSELL 2000(R)
LARGE-CAP GROWTH                            RUSSELL 2000(R) ADVANTAGE (FORMERLY,
LARGE-CAP VALUE                                                          MEKROS)
MID-CAP ADVANTAGE (FORMERLY,                                    SMALL-CAP GROWTH
MEDIUS)                                                          SMALL-CAP VALUE
MID-CAP GROWTH

                                                              RYDEX SERIES FUNDS
                           INVESTOR AND H-CLASS SHARES PROSPECTUS AUGUST 1, 2006

                                  SECTOR FUNDS
BANKING                                                                 INTERNET
BASIC MATERIALS                                                          LEISURE
BIOTECHNOLOGY                                                    PRECIOUS METALS
                                                                     REAL ESTATE
CONSUMER PRODUCTS                                                      RETAILING
ELECTRONICS                                                           TECHNOLOGY
ENERGY                                                        TELECOMMUNICATIONS
ENERGY SERVICES                                                   TRANSPORTATION
FINANCIAL SERVICES                                                     UTILITIES
HEALTH CARE

                           INTERNATIONAL EQUITY FUNDS

EUROPE ADVANTAGE (FORMERLY,                    JAPAN ADVANTAGE (FORMERLY, LARGE-
LARGE-CAP EUROPE)                              CAP JAPAN)

                               FIXED INCOME FUNDS

GOVERNMENT LONG BOND ADVANTAGE                 INVERSE GOVERNMENT LONG BOND
(FORMERLY, U.S. GOVERNMENT BOND)               (FORMERLY, JUNO)

                                ALTERNATIVE FUNDS

COMMODITIES                                    DYNAMIC WEAKENING DOLLAR
DYNAMIC STRENGTHENING DOLLAR                   (FORMERLY, WEAKENING DOLLAR)
(FORMERLY,
STRENGTHENING DOLLAR)

                                MONEY MARKET FUND

      U.S. GOVERNMENT MONEY MARKET

                                                          [LOGO]RydexInvestments
                                                Essential for modern markets(TM)

The Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

     DOMESTIC EQUITY FUNDS                                                     X

          Common Risk/Return Information                                       X
          Inverse Mid-Cap Fund                                                 X
          Inverse OTC Fund                                                     X
          Inverse Russell 2000(R) Fund                                         X
          Inverse S&P 500 Fund                                                 X
          Large-Cap Growth Fund                                                X
          Large-Cap Value Fund                                                 X
          Mid-Cap Advantage Fund                                               X
          Mid-Cap Growth Fund                                                  X
          Mid-Cap Value Fund                                                   X
          Nova Fund                                                            X
          OTC Fund                                                             X
          S&P 500 Fund                                                         X
          Russell 2000(R) Fund                                                 X
          Russell 2000(R) Advantage Fund                                       X
          Small-Cap Growth Fund                                                X
          Small-Cap Value Fund                                                 X

     SECTOR FUNDS                                                              X

          Common Risk/Return Information                                       X
          Banking Fund                                                         X
          Basic Materials Fund                                                 X
          Biotechnology Fund                                                   X
          Consumer Products Fund                                               X
          Electronics Fund                                                     X
          Energy Fund                                                          X
          Energy Services Fund                                                 X
          Financial Services Fund                                              X
          Health Care Fund                                                     X
          Internet Fund                                                        X
          Leisure Fund                                                         X
          Precious Metals Fund                                                 X
          Real Estate                                                          X
          Retailing Fund                                                       X
          Technology Fund                                                      X
          Telecommunications Fund                                              X
          Transportation Fund                                                  X
          Utilities Fund                                                       X

     INTERNATIONAL EQUITY FUNDS                                                X

          Common Risk/Return Information                                       X
          Europe Advantage Fund                                                X
          Japan Advantage Fund                                                 X

     FIXED INCOME FUNDS                                                        X

          Common Risk/Return Information                                       X
          Government Long Bond Advantage Fund                                  X
          Inverse Government Long Bond Advantage Fund                          X

     ALTERNATIVE FUNDS                                                         X

          Common Risk/Return Information                                       X
          Commodities Fund                                                     X
          Dynamic Strengthening Dollar Fund                                    X
          Dynamic Weakening Dollar Fund                                        X

     MONEY MARKET FUND                                                         X

          U.S. Government Money Market Fund                                    X

     MORE INFORMATION ABOUT THE FUNDS

     INVESTMENTS AND RISKS                                                    XX
     SHAREHOLDER INFORMATION                                                  XX
     TRANSACTION INFORMATION                                                  XX
     BUYING FUND SHARES                                                       XX
     SELLING FUND SHARES                                                      XX
     EXCHANGING FUND SHARES                                                   XX
     RYDEX ACCOUNT POLICIES                                                   XX
     DISTRIBUTION AND SHAREHOLDER SERVICES                                    XX
     DIVIDENDS AND DISTRIBUTIONS                                              XX
     TAX INFORMATION                                                          XX
     MANAGEMENT OF THE FUNDS                                                  XX
     FINANCIAL HIGHLIGHTS                                                     XX
     BENCHMARK INFORMATION                                                    XX

PLEASE SEE THE RYDEX FUNDS' PRIVACY POLICY INSIDE THE BACK COVER OF THIS PROSPECTUS.

                               RYDEX SERIES FUNDS

                              INVESTOR CLASS SHARES
                                 H-CLASS SHARES
            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM

--------------------------------------------------------------------------------

DOMESTIC EQUITY FUNDS

SECTOR FUNDS

INTERNATIONAL EQUITY FUNDS

FIXED INCOME FUNDS

ALTERNATIVE FUNDS

MONEY MARKET FUND

--------------------------------------------------------------------------------

Rydex   Series  Funds  (the   "Trust")  is  a  mutual  fund   complex   offering
professionally managed investment portfolios (the "Funds"), which are grouped into the following categories:

DOMESTIC EQUITY FUNDS - Inverse Mid-Cap Fund, Inverse OTC Fund, Inverse Russell 2000(R) Fund, Inverse S&P 500 Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Advantage Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Nova Fund, OTC Fund, Russell 2000(R) Advantage Fund, Small-Cap Growth Fund and Small-Cap Value Fund.

SECTOR FUNDS - Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund and Utilities Fund.

INTERNATIONAL EQUITY FUNDS - Europe Advantage Fund and Japan Advantage Fund.

FIXED INCOME FUNDS - Government Long Bond Advantage Fund and Inverse Government Long Bond Advantage Fund.

ALTERNATIVE FUNDS - Commodities Fund, Dynamic Strengthening Dollar Fund, Dynamic Weakening Dollar Fund and Real Estate Fund.

MONEY MARKET FUND - U.S. Government Money Market Fund

Investor Class Shares and H-Class Shares of the Funds are sold principally to clients of professional money managers ("financial intermediaries") and to investors who take part in certain strategic and tactical asset allocation investment programs. Investors may exchange shares of the Funds through the Rydex web site - www.rydexinvestments.com - and over the phone.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

o     MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

o     ARE NOT FEDERALLY INSURED

o     ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

o     ARE NOT BANK DEPOSITS

o     ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

RYDEX DOMESTIC EQUITY FUNDS
--------------------------------------------------------------------------------

INVERSE MID-CAP FUND                        MID-CAP VALUE FUND

INVERSE OTC FUND                            NOVA FUND

INVERSE RUSSELL 2000(R) FUND                OTC FUND

INVERSE S&P 500 FUND                        S&P 500 FUND

LARGE-CAP GROWTH FUND                       RUSSSELL 2000(R) FUND

LARGE-CAP VALUE FUND                        RUSSELL 2000(R) ADVANTAGE FUND

MID-CAP ADVANTAGE FUND                      SMALL-CAP GROWTH FUND

MID-CAP GROWTH FUND                         SMALL-CAP VALUE FUND

COMMON RISK / RETURN INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

Each Domestic Equity Fund seeks to provide investment results that either match or correlate to the performance of a specific benchmark.

PRINCIPAL RISKS

ACTIVE TRADING RISK - A significant portion of the assets of the Funds may come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

DERIVATIVES RISK - The Funds' use of derivatives such as futures, options and swap agreements to pursue their investment objective may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

EARLY CLOSING RISK - The Funds are subject to the risk that unanticipated early closings of securities exchanges will result in the Funds being unable to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

MARKET RISK - Due to market conditions, the value of the Funds' equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

NON-DIVERSIFICATION RISK - Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SWAP COUNTERPARTY CREDIT RISK - The Funds are subject to credit risk on the amount they expect to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK - The Funds' investment adviser, Rydex Investments (the "Advisor"), may not be able to cause a Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because each Fund, except for the Mid-Cap Advantage Fund and Russell 2000(R) Advantage Fund, is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent a Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. The Mid-Cap Advantage Fund and Russell 2000(R) Advantage Fund seek to track their respective benchmarks over time, but are also subject to the effects of mathematical compounding. Tracking error may cause a Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, a Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVERSE MID-CAP FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Inverse Mid-Cap Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the S&P MidCap 400(R) Index (the "underlying index"). The investment objective of the Inverse Mid-Cap Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. For example, the Fund engages in short sales of securities included in the underlying index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the underlying index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Inverse Mid-Cap Fund is subject to a number of other risks that may affect the value of its shares, including:

MARKET SEGMENT RISK - The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity markets as a whole.

MID-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

SHORT SALES RISK - Short sales are transactions in which a fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

INVESTOR PROFILE

Investors who expect the S&P MidCap 400 Index to go down and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P MidCap 400 Index goes up.

PERFORMANCE

The bar chart and table show the performance of the H-Class Shares of the Inverse Mid-Cap Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2006 THROUGH JUNE 30, 2006 IS X.XX%.

INVERSE MID-CAP FUND
2005     X.XX     HIGHEST QUARTER RETURN         XX.XX%
                  (quarter ended XX/XX/XXXX)
                  LOWEST QUARTER RETURN          -XX.XX%
                  (quarter ended XX/XX/XXXX)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

H-CLASS SHARES

                                                                                   INCEPTION
                                                                PAST 1 YEAR  SINCE 2/20/2004
---------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                   X.XX%            X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                                 X.XX%            X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES 2         X.XX%            X.XX%
S&P MIDCAP 400(R) INDEX 3                                             X.XX%            X.XX%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P MIDCAP 400(R) INDEX IS AN UNMANAGED MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 400 MID-CAP STOCKS CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Inverse Mid-Cap Fund.

SHAREHOLDER FEES*                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...................................................................  0.90%
DISTRIBUTION  (12b-1) FEES ........................................................  0.25%
OTHER EXPENSES ....................................................................  X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................................  X.XX%

* THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS OF LESS THAN $5,000 REQUESTED BY ACCOUNTS THAT ARE NOT MANAGED BY A FINANCIAL INTERMEDIARY.

EXAMPLE

This Example is intended to help you compare the cost of investing in the H-Class Shares of the Inverse Mid-Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 INVERSE MID-CAP FUND                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
 H-CLASS                                    $XXX      $XXX      $XXX      $XXX

INVERSE OTC FUND (FORMERLY, ARKTOS FUND)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Inverse OTC Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index(R) (the "underlying index"). The investment objective of Inverse OTC Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Fund pursues its investment objective through what is sometimes referred to as "master-feeder arrangement." The Fund invests all of its assets in the Inverse OTC Master Fund, a separate series of the Trust with an identical investment objective.

Unlike a traditional index fund, the Inverse OTC Master Fund's benchmark is to perform exactly opposite the underlying index, and the Inverse OTC Master Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Inverse OTC Master Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices and also may enter into swap agreements. On a day-to-day basis, the Inverse OTC Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Inverse OTC Master Fund also may enter into swap agreements.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Inverse OTC Master Fund is subject to a number of other risks that may affect the value of its shares, including:

CONCENTRATION RISK - To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

MARKET SEGMENT RISK - The Fund is subject to the risk that the over-the-counter market may outperform other segments of the equity market or equity markets as a whole.

SHORT SALES RISK - Short sales are transactions in which a fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

INVESTOR PROFILE

Investors who expect the Nasdaq 100 Index to go down and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the Nasdaq 100 Index goes up.

PERFORMANCE

The bar chart and table show the performance of the Investor Class Shares of the Inverse OTC Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2006 THROUGH JUNE 30, 2006 IS X.XX%.

INVERSE OTC FUND
1999       -54.31      HIGHEST QUARTER RETURN          XX.XX%
                       (quarter ended XX/XX/XXXX)
2000        23.53      LOWEST QUARTER RETURN          -XX.XX%
                       (quarter ended XX/XX/XXXX)
2001        15.13

2002        35.46

2003       -36.92

2004       -11.59

2005        XX.XX%

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

INVESTOR CLASS SHARES

                                                                                                        INCEPTION
                                                                     PAST 1 YEAR   PAST 5 YEARS   SINCE  9/3/1998
------------------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                         X.XX%          X.XX%             X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                                       X.XX%          X.XX%             X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES 2               X.XX%          X.XX%             X.XX%
NASDAQ 100 INDEX(R) 3                                                       X.XX%          X.XX%             X.XX%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 THE NASDAQ 100 INDEX(R) IS AN UNMANAGED MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET ("NASDAQ"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Inverse OTC Fund.

SHAREHOLDER FEES*                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) +
MANAGEMENT FEES ...................................................................  0.90%
DISTRIBUTION (12b-1) FEES .........................................................  NONE
OTHER EXPENSES ....................................................................  X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................................  X.XX%

* THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS OF LESS THAN $5,000 REQUESTED BY ACCOUNTS THAT ARE NOT MANAGED BY A FINANCIAL INTERMEDIARY.

+ THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE INVERSE OTC MASTER FUND.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Inverse OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 Inverse OTC Fund                1 YEAR      3 YEARS      5 YEARS       10 YEARS
--------------------------------------------------------------------------------
 Investor Class                   $XXX         $XXX         $XXX          $XXX

INVERSE RUSSELL 2000(R) FUND (FORMERLY, INVERSE SMALL-CAP FUND)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Inverse Russell 2000(R) Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Russell 2000(R) Index (the "underlying index"). The investment objective of the Inverse Russell 2000(R) Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. For example, the Fund engages in short sales of securities included in the underlying index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the underlying index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Inverse Russell 2000(R) Fund is subject to a number of other risks that may affect the value of its shares, including:

MARKET SEGMENT RISK - The Fund is subject to the risk that small-capitalization stocks may outperform other segments of the equity market or the equity markets as a whole.

SHORT SALES RISK - Short sales are transactions in which a fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

SMALL-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

INVESTOR PROFILE

Investors who expect the Russell 2000(R) Index to go down and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the Russell 2000(R) Index goes up.

PERFORMANCE

The bar chart and table show the performance of the H-Class Shares of the Inverse Russell 2000(R) Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2006 THROUGH JUNE 30, 2006 IS X.XX%.

INVERSE RUSSELL 2000 FUND
2005         X.XX      HIGHEST QUARTER RETURN          XX.XX%
                       (quarter ended XX/XX/XXXX)
                       LOWEST QUARTER RETURN          -XX.XX%
                       (quarter ended XX/XX/XXXX)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

H-CLASS SHARES

                                                                                         INCEPTION
                                                                     PAST 1 YEAR   SINCE 2/20/2004
---------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                         X.XX%             X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                                       X.XX%             X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES 2               X.XX%             X.XX%
RUSSELL 2000(R) INDEX 3                                                     X.XX%             X.XX%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 THE RUSSELL 2000(R) INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF SMALL-CAPITALIZATION COMPANY PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Inverse Russell 2000(R) Fund.

SHAREHOLDER FEES*                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...................................................................  0.90%
DISTRIBUTION  (12b-1) FEES ........................................................  0.25%
OTHER EXPENSES ....................................................................  X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................................  X.XX%

* THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS OF LESS THAN $5,000 REQUESTED BY ACCOUNTS THAT ARE NOT MANAGED BY A FINANCIAL INTERMEDIARY.

EXAMPLE

This Example is intended to help you compare the cost of investing in the H-Class Shares of the Inverse Russell 2000(R) Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 INVERSE RUSSELL 2000(R) FUND    1 YEAR      3 YEARS      5 YEARS       10 YEARS
--------------------------------------------------------------------------------
 H-CLASS                          $XXX         $XXX         $XXX          $XXX

INVERSE S&P 500 FUND (FORMERLY, URSA FUND)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Inverse S&P 500 Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Fund pursues its investment objective through what is sometimes referred to as "master-feeder arrangement." The Fund invests all of its assets in the Inverse S&P 500 Master Fund, a separate series of the Trust with an identical investment objective.

Unlike a traditional index fund, the Inverse S&P 500 Master Fund's benchmark is to perform exactly opposite the underlying index, and the Inverse S&P 500 Master Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Inverse S&P 500 Master Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices and may enter into swap agreements. On a day-to-day basis, the Inverse S&P 500 Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Inverse S&P 500 Fund will invest substantially all (at least 80%) of its net assets in financial instruments with economic characteristics that should perform opposite to those of its underlying index. This is a non-fundamental policy that can be changed by the Inverse S&P 500 Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Inverse S&P 500 Master Fund is subject to a number of other risks that may affect the value of its shares, including:

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity markets as a whole.

SHORT SALES RISK - Short sales are transactions in which a fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

INVESTOR PROFILE

Investors who expect the S&P 500(R) Index to go down and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P 500(R) Index goes up.

PERFORMANCE

The bar chart and table show the performance of the Investor Class Shares of the Inverse S&P 500 Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2006 THROUGH JUNE 30, 2006 IS X.XX%.

INVERSE S&P 500 FUND
1995       -20.14      HIGHEST QUARTER RETURN          XX.XX%
                       (quarter ended XX/XX/XXXX)
1996       -12.17      LOWEST QUARTER RETURN          -XX.XX%
                       (quarter ended XX/XX/XXXX)

1997       -20.98

1998       -19.01

1999       -12.40

2000        17.45

2001        16.33

2002        22.23

2003       -23.73

2004        -9.82

2005        XX.XX

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

INVESTOR CLASS SHARES

                                                                     PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
----------------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                         X.XX%          X.XX%           X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                                       X.XX%          X.XX%           X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES 2               X.XX%          X.XX%           X.XX%
S&P 500(R) INDEX 3                                                          X.XX%          X.XX%           X.XX%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY S&P ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Inverse S&P 500 Fund.

SHAREHOLDER FEES*                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) +
MANAGEMENT FEES ...................................................................  0.90%
DISTRIBUTION (12b-1) FEES .........................................................  NONE
OTHER EXPENSES ....................................................................  X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................................  X.XX%

* THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS OF LESS THAN $5,000 REQUESTED BY ACCOUNTS THAT ARE NOT MANAGED BY A FINANCIAL INTERMEDIARY.

+ THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE INVERSE S&P 500 MASTER FUND.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Inverse S&P 500 Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 Inverse S&P 500 Fund            1 YEAR      3 YEARS      5 YEARS       10 YEARS
--------------------------------------------------------------------------------
 Investor Class                   $XXX         $XXX         $XXX          $XXX

LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Large-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for large cap growth securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Growth Index (the "underlying index"). The investment objective of the Large-Cap Growth Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Large-Cap Growth Fund is subject to a number of other risks that may affect the value of its shares, including:

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P 500/Citigroup Pure Growth Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P 500/Citigroup Pure Growth Index goes down.

PERFORMANCE

The bar chart and table show the performance of the H-Class Shares of the Large-Cap Growth Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2006 THROUGH JUNE 30, 2006 IS X.XX%.

LARGE-CAP GROWTH FUND
2005       X.XX        HIGHEST QUARTER RETURN          XX.XX%
                       (quarter ended XX/XX/XXXX)
                       LOWEST QUARTER RETURN          -XX.XX%
                       (quarter ended XX/XX/XXXX)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

H-CLASS SHARES

                                                                       INCEPTION
                                                   PAST 1 YEAR   SINCE 2/20/2004
--------------------------------------------------------------------------------
RETURN BEFORE TAXES                                      X.XX%             X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                    X.XX%             X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS
AND SALE OF FUND SHARES 2                                X.XX%             X.XX%
S&P 500/BARRA GROWTH INDEX 3                             X.XX%             X.XX%
S&P 500/CITIGROUP PURE GROWTH INDEX 4                    X.XX%             X.XX%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 PREVIOUSLY THE FUND'S RETURNS HAD BEEN COMPARED TO THE S&P 500/BARRA GROWTH INDEX, BUT THE BENCHMARK OF THE FUND WAS CHANGED TO THE S&P 500/CITIGROUP PURE GROWTH INDEX, EFFECTIVE DECEMBER 16, 2005, BECAUSE OF ITS GREATER EMPHASIS ON GROWTH STOCKS.

4 THE S&P 500/CITIGROUP PURE GROWTH INDEX IS NARROW IN FOCUS, CONTAINING ONLY THOSE S&P 500 COMPANIES WITH STRONG GROWTH CHARACTERISTICS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Large-Cap Growth Fund.

SHAREHOLDER FEES*                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...................................................................  0.75%
DISTRIBUTION  (12b-1) FEES ........................................................  0.25%
OTHER EXPENSES ....................................................................  X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................................  X.XX%

* THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS OF LESS THAN $5,000 REQUESTED BY ACCOUNTS THAT ARE NOT MANAGED BY A FINANCIAL INTERMEDIARY.

EXAMPLE

This Example is intended to help you compare the cost of investing in the H-Class Shares of the Large-Cap Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 LARGE-CAP GROWTH FUND                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
 H-CLASS                                    $XXX     $XXX      $XXX       $XXX

--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Large-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for large-cap value securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Value Index (the "underlying index"). The investment objective of the Large-Cap Value Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Large-Cap Value Fund is subject to a number of other risks that may affect the value of its shares, including:

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P 500/Citigroup Pure Value Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P 500/Citigroup Pure Value Index goes down.

PERFORMANCE

The bar chart and table show the performance of the H-Class Shares of the Large-Cap Value Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2006 THROUGH JUNE 30, 2006 IS X.XX%.

LARGE-CAP VALUE FUND
2005       X.XX        HIGHEST QUARTER RETURN          XX.XX%
                       (quarter ended XX/XX/XXXX)
                       LOWEST QUARTER RETURN          -XX.XX%
                       (quarter ended XX/XX/XXXX)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

H-CLASS SHARES

                                                                       INCEPTION
                                                   PAST 1 YEAR   SINCE 2/20/2004
--------------------------------------------------------------------------------
RETURN BEFORE TAXES                                      X.XX%             X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                    X.XX%             X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS
AND SALE OF FUND SHARES 2                                X.XX%             X.XX%
S&P 500/BARRA VALUE INDEX 3                              X.XX%             X.XX%
S&P 500/CITIGROUP PURE VALUE INDEX 4                     X.XX%             X.XX%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 PREVIOUSLY THE FUND'S RETURNS HAD BEEN COMPARED TO THE S&P 500/BARRA VALUE INDEX, BUT THE BENCHMARK OF THE FUND WAS CHANGED TO THE S&P 500/CITIGROUP PURE VALUE INDEX, EFFECTIVE DECEMBER 16, 2005, BECAUSE OF ITS GREATER EMPHASIS ON VALUE STOCKS.

4 THE S&P 500/CITIGROUP PURE VALUE INDEX IS NARROW IN FOCUS, CONTAINING ONLY THOSE S&P 500 COMPANIES WITH STRONG VALUE CHARACTERISTICS. REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Large-Cap Value Fund.

SHAREHOLDER FEES*                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...................................................................  0.75%
DISTRIBUTION  (12b-1) FEES ........................................................  0.25%
OTHER EXPENSES ....................................................................  X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................................  X.XX%

* THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS OF LESS THAN $5,000 REQUESTED BY ACCOUNTS THAT ARE NOT MANAGED BY A FINANCIAL INTERMEDIARY.

EXAMPLE

This Example is intended to help you compare the cost of investing in the H-Class Shares of the Large-Cap Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 LARGE-CAP VALUE FUND                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
 H-CLASS                                    $XXX     $XXX      $XXX       $XXX

MID-CAP ADVANTAGE FUND  (FORMERLY, MEDIUS FUND)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Mid-Cap Advantage Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400(R) Index. The investment objective of the Mid-Cap Advantage Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment adviser will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Mid-Cap Advantage Fund is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole.

MID-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

TRACKING ERROR RISK - Tracking error risk may be more  significant  for the Fund
compared  to  other  Domestic  Equity  Funds,  due  to  the  Fund's   consistent
application of leverage to increase exposure to its benchmark.

INVESTOR PROFILE

Investors who expect the S&P MidCap 400(R) Index to go up and want accelerated investment gains when the index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P MidCap 400(R) Index goes down.

PERFORMANCE

The bar chart and table show the performance of the H-Class Shares of the Mid-Cap Advantage Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2006 THROUGH JUNE 30, 2006 IS X.XX%.

MID-CAP ADVANTAGE FUND
2002     -27.40        HIGHEST QUARTER RETURN          XX.XX%
                       (quarter ended XX/XX/XXXX)
2003      50.89        LOWEST QUARTER RETURN          -XX.XX%
                       (quarter ended XX/XX/XXXX)
2004      21.73

2005       X.XX

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

H-CLASS SHARES

                                                                       INCEPTION
                                                   PAST 1 YEAR   SINCE 8/16/2001
--------------------------------------------------------------------------------
RETURN BEFORE TAXES                                X.XX%         X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS 2              X.XX%         X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS
AND SALE OF FUND SHARES 2                          X.XX%         X.XX%
S&P MIDCAP 400(R) INDEX 3                          X.XX%         X.XX%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 THE S&P MIDCAP 400(R) INDEX IS AN UNMANAGED MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 400 MID-CAP STOCKS CHOSEN BY S&P FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. RETURNS REFLECT NO DEDUCTION FOR FEES, TAXES OR EXPENSES.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Mid-Cap Advantage Fund.

SHAREHOLDER FEES*                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...................................................................  0.90%
DISTRIBUTION (12b-1) FEES .........................................................  0.25%
OTHER EXPENSES ....................................................................  X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................................  X.XX%

* THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS OF LESS THAN $5,000 REQUESTED BY ACCOUNTS THAT ARE NOT MANAGED BY A FINANCIAL INTERMEDIARY.

EXAMPLE

This Example is intended to help you compare the cost of investing in the H-Class Shares of the Mid-Cap Advantage Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 Mid-Cap Advantage Fund                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
 H-Class                                    $XXX     $XXX      $XXX       $XXX

MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Mid-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for mid cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Growth Index (the "underlying index"). The investment objective of the Mid-Cap Growth Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Mid-Cap Growth Fund is subject to a number of other risks that may affect the value of its shares, including:

MARKET SEGMENT RISK - The Fund is subject to the risk that medium-capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.

MID-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

INVESTOR PROFILE

Investors who expect the S&P MidCap 400/Citigroup Pure Growth Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P MidCap 400/Citigroup Pure Growth Index goes down.

PERFORMANCE

The bar chart and table show the performance of the H-Class Shares of the Mid-Cap Growth Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2006 THROUGH JUNE 30, 2006 IS X.XX%.

MID-CAP GROWTH FUND
2005       X.XX        HIGHEST QUARTER RETURN          XX.XX%
                       (quarter ended XX/XX/XXXX)
                       LOWEST QUARTER RETURN          -XX.XX%
                       (quarter ended XX/XX/XXXX)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

H-CLASS SHARES

                                                                       INCEPTION
                                                   PAST 1 YEAR   SINCE 2/20/2004
--------------------------------------------------------------------------------
RETURN BEFORE TAXES                                      X.XX%             X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                    X.XX%             X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS
AND SALE OF FUND SHARES 2                                X.XX%             X.XX%
S&P MIDCAP 400/BARRA GROWTH INDEX 3                      X.XX%             X.XX%
S&P MIDCAP 400/CITIGROUP PURE GROWTH INDEX 4             X.XX%             X.XX%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 PREVIOUSLY THE FUND'S RETURNS HAD BEEN COMPARED TO THE S&P MIDCAP 400/BARRA GROWTH INDEX, BUT THE BENCHMARK OF THE FUND WAS CHANGED TO THE S&P MIDCAP 400/CITIGROUP PURE GROWTH INDEX, EFFECTIVE DECEMBER 16, 2005, BECAUSE OF ITS GREATER EMPHASIS ON GROWTH STOCKS.

4     THE S&P  MIDCAP  400/CITIGROUP  PURE  GROWTH  INDEX IS  NARROW  IN  FOCUS,
      CONTAINING ONLY THOSE S&P MIDCAP 400 COMPANIES WITH STRONG GROWTH CHARACTERISTICS. RETURNS REFLECT NO DEDUCTION FOR FEES, TAXES OR EXPENSES.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Mid-Cap Growth Fund.

SHAREHOLDER FEES*                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...................................................................  0.75%
DISTRIBUTION  (12b-1) FEES ........................................................  0.25%
OTHER EXPENSES ....................................................................  X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................................  X.XX%

* THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS OF LESS THAN $5,000 REQUESTED BY ACCOUNTS THAT ARE NOT MANAGED BY A FINANCIAL INTERMEDIARY.

EXAMPLE

This Example is intended to help you compare the cost of investing in the H-Class Shares of the Mid-Cap Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 MID-CAP GROWTH FUND                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
 H-CLASS                                    $XXX     $XXX      $XXX       $XXX

MID-CAP VALUE FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Mid-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Value Index (the "underlying index"). The investment objective of the Mid-Cap Value Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Mid-Cap Value Fund is subject to a number of other risks that may affect the value of its shares, including:

MARKET SEGMENT RISK - The Fund is subject to the risk that medium-capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

MID-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

INVESTOR PROFILE

Investors who expect the S&P MidCap 400/Citigroup Pure Value Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P MidCap 400/Citigroup Pure Value Index goes down.

PERFORMANCE

The bar chart and table show the performance of the H-Class Shares of the Mid-Cap Value Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2006 THROUGH JUNE 30, 2006 IS X.XX%.

MID-CAP VALUE FUND
2005       X.XX        HIGHEST QUARTER RETURN
                       (quarter ended XX/XX/XXXX)      XX.XX%
                       LOWEST QUARTER RETURN
                       (quarter ended XX/XX/XXXX)     -XX.XX%

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

H-CLASS SHARES

                                                                      INCEPTION
                                                PAST 1 YEAR     SINCE 2/20/2004
--------------------------------------------------------------------------------
RETURN BEFORE TAXES                                   X.XX%               X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                 X.XX%               X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES 2                          X.XX%               X.XX%
S&P MIDCAP 400/BARRA VALUE INDEX 3
S&P MIDCAP 400/CITIGROUP PURE VALUE INDEX 4           X.XX%               X.XX%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3     PREVIOUSLY  THE  FUND'S  RETURNS  HAD  BEEN  COMPARED  TO THE  S&P  MIDCAP
      400/BARRA VALUE INDEX, BUT THE BENCHMARK OF THE FUND WAS CHANGED TO THE S&P MIDCAP 400/CITIGROUP PURE VALUE INDEX, EFFECTIVE DECEMBER 16, 2005, BECAUSE OF ITS GREATER EMPHASIS ON VALUE STOCKS.

4 THE S&P MIDCAP 400/CITIGROUP PURE VALUE INDEX IS NARROW IN FOCUS, CONTAINING ONLY THOSE S&P MIDCAP 400 COMPANIES WITH STRONG VALUE CHARACTERISTICS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Mid-Cap Value Fund.

SHAREHOLDER FEES*                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...................................................................  0.75%
DISTRIBUTION (12b-1) FEES .........................................................  0.25%
OTHER EXPENSES ....................................................................  X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................................  X.XX%

* THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS OF LESS THAN $5,000 REQUESTED BY ACCOUNTS THAT ARE NOT MANAGED BY A FINANCIAL INTERMEDIARY.

EXAMPLE

This Example is intended to help you compare the cost of investing in the H-Class Shares of the Mid-Cap Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 MID-CAP VALUE FUND               1 YEAR       3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 H-CLASS                           $XXX         $XXX         $XXX         $XXX

NOVA FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the underlying index (E.G., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Fund pursues its investment objective through what is sometimes referred to as "master-feeder arrangement." The Fund invests all of its assets in the Nova Master Fund, a separate series of the Trust with an identical investment objective.

Unlike a traditional index fund, as its primary investment strategy, the Nova Master Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities and may enter into swap agreements.
Futures and options contracts enable the Nova Master Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Nova Master Fund holds U.S. Government securities or cash equivalents.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Nova Master Fund is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P 500(R) Index to go up and want accelerated investment gains when the index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500(R) Index goes down.

PERFORMANCE

The bar chart and table show the performance of the Investor Class Shares of the Nova Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2006 THROUGH JUNE 30, 2006 IS X.XX%.

NOVA FUND
1994        -4.77      HIGHEST QUARTER RETURN          XX.XX%
                       (quarter ended XX/XX/XXXX)
1995        50.42      LOWEST QUARTER RETURN          -XX.XX%
                       (quarter ended XX/XX/XXXX)
1996        27.29

1997        42.33

1998        35.13

1999        24.00

2000       -19.57

2001       -22.22

2002       -35.09

2003        40.45

2004        15.44

2005        XX.XX

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

INVESTOR CLASS SHARES

                                                                     PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
---------------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                       XX.XX%         XX.XX%          XX.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                                     XX.XX%         XX.XX%          XX.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES 2             XX.XX%         XX.XX%          XX.XX%
S&P 500(R) INDEX 3                                                        XX.XX%         XX.XX%          XX.XX%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY S&P. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Nova Fund.

SHAREHOLDER FEES*                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) +
MANAGEMENT FEES....................................................................  0.75%
DISTRIBUTION (12b-1) FEES..........................................................  NONE
OTHER EXPENSES.....................................................................  X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES...............................................  X.XX%

* THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS OF LESS THAN $5,000 REQUESTED BY ACCOUNTS THAT ARE NOT MANAGED BY A FINANCIAL INTERMEDIARY.

+ THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE NOVA MASTER FUND.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Nova Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 Nova Fund                        1 YEAR       3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 Investor Class                    $XXX         $XXX         $XXX         $XXX

OTC FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the OTC Fund is subject to a number of other risks that may affect the value of its shares, including:

CONCENTRATION RISK - To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

MARKET SEGMENT RISK - The Fund is subject to the risk that the over-the-counter market may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the Nasdaq 100 Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the Nasdaq 100 Index goes down.

PERFORMANCE

The bar chart and table show the performance of the Investor Class Shares of the OTC Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2006 THROUGH JUNE 30, 2006 IS X.XX%.

OTC FUND
1995        44.24      HIGHEST QUARTER RETURN          XX.XX%
                       (quarter ended XX/XX/XXXX)
1996        43.46      LOWEST QUARTER RETURN          -XX.XX%
                       (quarter ended XX/XX/XXXX)
1997        21.85

1998        86.48

1999       100.64

2000       -37.92

2001       -34.65

2002       -38.55

2003        46.24

2004         9.67

2005        XX.XX

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

INVESTOR CLASS SHARES

                                           PAST 1 YEAR    PAST 5 YEARS    PAST 10 YEARS
---------------------------------------------------------------------------------------
RETURN BEFORE TAXES                        X.XX%          X.XX%           X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS 2      X.XX%          X.XX%           X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS AND
   SALE OF FUND SHARES 2                   X.XX%          X.XX%           X.XX%
NASDAQ 100 INDEX(R) 3                      X.XX%          X.XX%           X.XX%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 THE NASDAQ 100 INDEX(R) IS AN UNMANAGED MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON NASDAQ. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the OTC Fund.

SHAREHOLDER FEES*                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...................................................................  0.75%
DISTRIBUTION (12b-1) FEES .........................................................  NONE
OTHER EXPENSES ....................................................................  X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................................  X.XX%

* THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS OF LESS THAN $5,000 REQUESTED BY ACCOUNTS THAT ARE NOT MANAGED BY A FINANCIAL INTERMEDIARY.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Class Shares of the OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 OTC Fund                         1 YEAR       3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 Investor Class                    $XXX         $XXX         $XXX         $XXX

S&P 500 FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The S&P 500 Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the S&P 500(R) Index (the "underlying index"). The investment objective of the S&P 500 Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.

PRINCIPAL RISKS

The S&P 500 Fund is subject to a number of risks that may affect the value of its shares, including:

MARKET SEGMENT RISK- The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P 500(R) Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P 500(R) Index goes down.

PERFORMANCE

The S&P 500 Fund is new and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the S&P 500 Fund.

SHAREHOLDER FEES*                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...................................................................  0.75%
DISTRIBUTION  (12b-1) FEES ........................................................  X.XX%
OTHER EXPENSES** ..................................................................  X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................................  X.XX%

* THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5000 FOR ACCOUNTS THAT ARE NOT MANAGED BY A FINANCIAL INTERMEDIARY.

**    OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

This Example is intended to help you compare the cost of investing in the H-Class Shares of the S&P 500 Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 S&P 500 Fund                                 1 YEAR     3 YEARS
----------------------------------------------------------------
 H-Class                                       $XXX        $XXX

RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Russell 2000(R) Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the Russell 2000(R) Index (the "underlying index"). The investment objective of the Russell 2000(R) Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of and any increase in value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.

PRINCIPAL RISKS

The Russell 2000(R) Fund is subject to a number of risks that may affect the value of its shares, including:

MARKET SEGMENT RISK- The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or equity markets as a whole.

SMALL-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with large-capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

INVESTOR PROFILE

Investors who expect the Russell 2000(R) Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the Russell 2000(R) Index goes down.

PERFORMANCE

The Russell 2000(R) Fund is new and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Russell 2000(R) Fund.

SHAREHOLDER FEES*                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...................................................................   0.75%
DISTRIBUTION  (12b-1) FEES ........................................................  XX.XX%
OTHER EXPENSES** ..................................................................  XX.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................................  XX.XX%

* THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5000 FOR ACCOUNTS THAT ARE NOT MANAGED BY A FINANCIAL INTERMEDIARY.

**    OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

This Example is intended to help you compare the cost of investing in the H-Class Shares of the Russell 2000 Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 Russell 2000 Fund                                  1 YEAR       3 YEARS
------------------------------------------------------------------------
 H-Class                                             $XXX         $XXX

RUSSELL 2000(R) ADVANTAGE FUND (FORMERLY, MEKROS FUND)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Russell 2000(R) Advantage Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000(R) Index (the "underlying index"). The investment objective of the Russell 2000(R) Advantage Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment adviser will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Russell 2000(R) Advantage Fund will invest substantially all (at least 80%) of its net assets in financial instruments with economic characteristics that should perform similarly to those of its underlying index. This is a non-fundamental policy that can be changed by the Russell 2000(R) Advantage Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Russell 2000(R) Advantage Fund is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole.

SMALL-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

TRACKING ERROR RISK - Tracking error risk may be more  significant  for the Fund
compared  to  other  Domestic  Equity  Funds,  due  to  the  Fund's   consistent
application of leverage to increase exposure to its benchmark.

INVESTOR PROFILE

Investors who expect the Russell 2000(R) Index to go up and want accelerated investment gains when the index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Russell 2000(R) Index goes down.

PERFORMANCE

The bar chart and table show the performance of the H-Class Shares of the Russell 2000(R) Advantage Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2006 THROUGH JUNE 30, 2006 IS X.XX%.

RUSSELL 2000(R) ADVANTAGE FUND
2001        -7.25      HIGHEST QUARTER RETURN          XX.XX%
                       (quarter ended XX/XX/XXXX)
2002       -33.70      LOWEST QUARTER RETURN          -XX.XX%
                       (quarter ended XX/XX/XXXX)
2003        68.32

2004        25.10

2005         X.XX

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

H-CLASS SHARES

                                                                                                    SINCE INCEPTION
                                                                    PAST 1 YEAR      PAST 5 YEARS         11/1/2000
-------------------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                       X.XX%             X.XX%             X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                                     X.XX%             X.XX%             X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES 2             X.XX%             X.XX%             X.XX%
RUSSELL 2000(R) INDEX 3                                                   X.XX%             X.XX%             X.XX%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3     THE  RUSSELL  2000(R)  INDEX  IS  AN  UNMANAGED  INDEX  THAT  IS A  WIDELY
      RECOGNIZED INDICATOR OF SMALLER CAPITALIZATION COMPANY'S PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Russell 2000(R) Advantage Fund.

SHAREHOLDER FEES*                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES....................................................................  0.90%
DISTRIBUTION (12b-1) FEES..........................................................  0.25%
OTHER EXPENSES.....................................................................  X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES...............................................  X.XX%

* THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS OF LESS THAN $5,000 REQUESTED BY ACCOUNTS THAT ARE NOT MANAGED BY A FINANCIAL INTERMEDIARY.

EXAMPLE

This Example is intended to help you compare the cost of investing in the H-Class Shares of the Russell 2000(R) Advantage Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 Russell 2000(R) Advantage Fund   1 YEAR       3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 H-Class                           $XXX         $XXX         $XXX         $XXX

SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Small-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for small cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Growth Index (the "underlying index"). The investment objective of the Small-Cap Growth Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Small-Cap Growth Fund is subject to a number of other risks that may affect the value of its shares, including:

MARKET SEGMENT RISK - The Fund is subject to the risk that small-capitalization stocks may outperform other segments of equity market or equity markets as a whole.

SMALL-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

INVESTOR PROFILE

Investors who expect the S&P SmallCap 600/Citigroup Pure Growth Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P SmallCap 600/Citigroup Pure Growth Index goes down.

PERFORMANCE

The bar chart and table show the performance of the H-Class Shares of the Small-Cap Growth Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2006 THROUGH JUNE 30, 2006 IS X.XX%.

SMALL-CAP GROWTH FUND
2005       X.XX        HIGHEST QUARTER RETURN          XX.XX%
                       (quarter ended XX/XX/XXXX)
                       LOWEST QUARTER RETURN          -XX.XX%
                       (quarter ended XX/XX/XXXX)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

H-CLASS SHARES

                                                                                         SINCE INCEPTION
                                                                         PAST 1 YEAR           2/20/2004
--------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                            X.XX%               X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                                          X.XX%               X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES 2                  X.XX%               X.XX%
S&P SMALLCAP 600/BARRA GROWTH INDEX 3                                          X.XX%               X.XX%
S&P SMALLCAP 600/CITIGROUP PURE GROWTH INDEX 4                                 X.XX%               X.XX%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 PREVIOUSLY THE FUND'S RETURNS HAD BEEN COMPARED TO THE S&P SMALLCAP 600/BARRA GROWTH INDEX, BUT THE BENCHMARK OF THE FUND WAS CHANGED TO THE S&P SMALLCAP 600/CITIGROUP PURE GROWTH INDEX, EFFECTIVE DECEMBER 16, 2005, BECAUSE OF ITS GREATER EMPHASIS ON GROWTH STOCKS.

4 THE S&P SMALLCAP 600/CITIGROUP PURE GROWTH INDEX IS NARROW IN FOCUS, CONTAINING ONLY THOSE S&P SMALLCAP 600 COMPANIES WITH STRONG GROWTH CHARACTERISTICS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Small-Cap Growth Fund.

SHAREHOLDER FEES*                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...................................................................  0.75%
DISTRIBUTION (12b-1) FEES .........................................................  0.25%
OTHER EXPENSES ....................................................................  X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................................  X.XX%

* THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS OF LESS THAN $5,000 REQUESTED BY ACCOUNTS THAT ARE NOT MANAGED BY A FINANCIAL INTERMEDIARY.

EXAMPLE

This Example is intended to help you compare the cost of investing in the H-Class Shares of the Small-Cap Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 SMALL-CAP GROWTH FUND            1 YEAR       3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 H-CLASS                           $XXX         $XXX         $XXX         $XXX

SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Small-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for small- cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Value Index (the "underlying index"). The investment objective of the Small-Cap Value Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Small-Cap Value Fund is subject to a number of other risks that may affect the value of its shares, including:

MARKET SEGMENT RISK - The Fund is subject to the risk that small-capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

SMALL-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

INVESTOR PROFILE

Investors who expect the S&P Small Cap 600/Citigroup Pure Value Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P 600/Citigroup Pure Value Index goes down.

PERFORMANCE

The bar chart and table show the performance of the H-Class Shares of the Small-Cap Value Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2006 THROUGH JUNE 30, 2006 IS X.XX%.

SMALL-CAP VALUE FUND
2005       X.XX        HIGHEST QUARTER RETURN          XX.XX%
                       (quarter ended XX/XX/XXXX)
                       LOWEST QUARTER RETURN          -XX.XX%
                       (quarter ended XX/XX/XXXX)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

H-CLASS SHARES

                                                                                         SINCE INCEPTION
                                                                         PAST 1 YEAR           2/20/2004
--------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                            X.XX%               X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                                          X.XX%               X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES 2                  X.XX%               X.XX%
S&P SMALLCAP 600/BARRA VALUE INDEX 3                                           X.XX%               X.XX%
S&P SMALLCAP 600/CITIGROUP PURE VALUE INDEX 4                                  X.XX%               X.XX%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3     PREVIOUSLY  THE  FUND'S  RETURNS  HAD BEEN  COMPARED  TO THE S&P  SMALLCAP
      600/BARRA VALUE INDEX, BUT THE BENCHMARK OF THE FUND WAS CHANGED TO THE S&P SMALLCAP 600/CITIGROUP PURE VALUE INDEX, EFFECTIVE DECEMBER 16, 2005, BECAUSE OF ITS GREATER EMPHASIS ON VALUE STOCKS.

4 THE S&P SMALLCAP 600/CITIGROUP PURE VALUE INDEX IS NARROW IN FOCUS, CONTAINING ONLY THOSE S&P SMALLCAP 600 COMPANIES WITH STRONG VALUE CHARACTERISTICS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Small-Cap Value Fund.

SHAREHOLDER FEES*                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...................................................................  0.75%
DISTRIBUTION  (12b-1) FEES ........................................................  0.25%
OTHER EXPENSES ....................................................................  X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................................  X.XX%

* THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS OF LESS THAN $5,000 REQUESTED BY ACCOUNTS THAT ARE NOT MANAGED BY A FINANCIAL INTERMEDIARY.

EXAMPLE

This Example is intended to help you compare the cost of investing in the H-Class Shares of the Small-Cap Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 SMALL-CAP VALUE FUND             1 YEAR       3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 H-CLASS                           $XXX         $XXX         $XXX         $XXX

RYDEX SECTOR FUNDS
--------------------------------------------------------------------------------

BANKING FUND                                INTERNET FUND

BASIC MATERIALS FUND                        LEISURE FUND

BIOTECHNOLOGY FUND                          PRECIOUS METALS FUND

CONSUMER PRODUCTS FUND                      REAL ESTATE FUND

ELECTRONICS FUND                            RETAILING FUND

ENERGY FUND                                 TECHNOLOGY FUND

ENERGY SERVICES FUND                        TELECOMMUNICATIONS FUND

FINANCIAL SERVICES FUND                     TRANSPORTATION FUND

HEALTH CARE FUND                            UTILITIES FUND

--------------------------------------------------------------------------------
COMMON RISK / RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Sector Fund seeks capital appreciation by investing in companies that operate in a specific economic sector. The investment objective of each Sector Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

ACTIVE TRADING RISK - A significant portion of the assets of the Funds may come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

DERIVATIVES RISK - The Funds' use of derivatives such as futures, options and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

EARLY CLOSING RISK - The Funds are subject to the risk that unanticipated early closings of securities exchanges will result in the Funds being unable to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

MARKET RISK - Due to market conditions, the value of the Funds' equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

NON-DIVERSIFICATION RISK - Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION ISSUER RISK - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or be listed on an exchange and may or may not pay dividends.

BANKING FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Banking Companies that are traded in the United States. Banking Companies are engaged in accepting deposits and making commercial and principally non-mortgage consumer loans and include state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System. The Fund may also engage in futures and options transactions, and purchase American Depositary Receipts ("ADRs") and U.S. Government securities. Under Securities and Exchange Commission (the "SEC") regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Banking Fund is subject to a number of other risks that may affect the value of its shares, including:

BANKING SECTOR CONCENTRATION RISK - The risk that the securities of Banking Companies that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in Banking Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Banking Companies. The prices of the securities of Banking Companies may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded Banking Companies, and general economic conditions that could create exposure to credit losses.

PERFORMANCE

The bar chart and table show the performance of the Investor Class Shares of the Banking Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2006 THROUGH JUNE 30, 2006 IS X.XX%.

BANKING FUND
1999      -18.86       HIGHEST QUARTER RETURN         XX.XX%
                       (quarter ended XX/XX/XXXX)
2000       16.32       LOWEST QUARTER RETURN         -XX.XX%
                       (quarter ended XX/XX/XXXX)
2001       -2.02

2002       -1.98

2003       32.31

2004       13.73

2005        X.XX

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

INVESTOR CLASS SHARES

                                                                                                  SINCE INCEPTION
                                                                     PAST 1 YEAR   PAST 5 YEARS          4/1/1998
-----------------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                        X.XX%          X.XX%             X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                                      X.XX%          X.XX%             X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES 2              X.XX%          X.XX%             X.XX%
S&P 500(R) INDEX 3                                                         X.XX%          X.XX%             X.XX%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY S&P. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Banking Fund.

SHAREHOLDER FEES*                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...................................................................  0.85%
DISTRIBUTION (12b-1) FEES .........................................................  NONE
OTHER EXPENSES ....................................................................  X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................................  X.XX%

* THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS OF LESS THAN $5,000 REQUESTED BY ACCOUNTS THAT ARE NOT MANAGED BY A FINANCIAL INTERMEDIARY.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Banking Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 Banking Fund                     1 YEAR       3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 Investor Class                    $XXX         $XXX         $XXX         $XXX

BASIC MATERIALS FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Basic Materials Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Basic Materials Companies that are traded in the United States. Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production of metals, textiles, and wood products, including equipment suppliers and railroads. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Basic Materials Fund is subject to a number of other risks that may affect the value of its shares, including:

BASIC MATERIALS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the basic materials sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Basic Materials Companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. Dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

PERFORMANCE

The bar chart and table show the performance of the Investor Class Shares of the Basic Materials Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2006 THROUGH JUNE 30, 2006 IS X.XX%.

BASIC MATERIALS FUND
1999       21.90       HIGHEST QUARTER RETURN         XX.XX%
                       (quarter ended XX/XX/XXXX)
2000      -20.69       LOWEST QUARTER RETURN         -XX.XX%
                       (quarter ended XX/XX/XXXX)
2001       -0.45

2002      -13.58

2003       32.53

2004       20.52

2005        X.XX

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

INVESTOR CLASS SHARES

                                                                                                  SINCE INCEPTION
                                                                     PAST 1 YEAR   PAST 5 YEARS          4/1/1998
-----------------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                        X.XX%          X.XX%             X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                                      X.XX%          X.XX%             X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES 2              X.XX%          X.XX%             X.XX%
S&P 500(R) INDEX 3                                                         X.XX%          X.XX%             X.XX%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY S&P. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Basic Materials Fund.

SHAREHOLDER FEES*                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...................................................................  0.85%
DISTRIBUTION (12b-1) FEES .........................................................  NONE
OTHER EXPENSES ....................................................................  X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................................  X.XX%

* THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS OF LESS THAN $5,000 REQUESTED BY ACCOUNTS THAT ARE NOT MANAGED BY A FINANCIAL INTERMEDIARY.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Basic Materials Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 Basic Materials Fund             1 YEAR       3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 Investor Class                    $XXX          $XXX         $XXX        $XXX

BIOTECHNOLOGY FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services ("Biotechnology Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Biotechnology Companies that are traded in the United States. Biotechnology Companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Biotechnology Fund is subject to a number of other risks that may affect the value of its shares, including:

BIOTECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the biotechnology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Biotechnology Companies may fluctuate widely due to patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

PERFORMANCE

The bar chart and table show the performance of the Investor Class Shares of the Biotechnology Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2006 THROUGH JUNE 30, 2006 IS X.XX%.

BIOTECHNOLOGY FUND
1999       96.24       HIGHEST QUARTER RETURN          XX.XX%
                       (quarter ended XX/XX/XXXX)
2000       28.63       LOWEST QUARTER RETURN          -XX.XX%
                       (quarter ended XX/XX/XXXX)
2001      -16.82

2002      -45.56

2003       46.40

2004        1.87

2005        X.XX

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

INVESTOR CLASS SHARES

                                                                                                  SINCE INCEPTION
                                                                     PAST 1 YEAR   PAST 5 YEARS          4/1/1998
-----------------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                        X.XX%          X.XX%             X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                                      X.XX%          X.XX%             X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES 2              X.XX%          X.XX%             X.XX%
S&P 500(R) INDEX 3                                                         X.XX%          X.XX%             X.XX%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY S&P. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Biotechnology Fund.

SHAREHOLDER FEES*                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...................................................................  0.85%
DISTRIBUTION (12b-1) FEES .........................................................  NONE
OTHER EXPENSES ....................................................................  X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................................  X.XX%

* THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS OF LESS THAN $5,000 REQUESTED BY ACCOUNTS THAT ARE NOT MANAGED BY A FINANCIAL INTERMEDIARY.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Biotechnology Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 Biotechnology Fund               1 YEAR       3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 Investor Class                    $XXX          $XXX         $XXX        $XXX

CONSUMER PRODUCTS FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Consumer Products Companies that are traded in the United States. Consumer
Products Companies include companies that manufacture, wholesale or retail durable goods such as major appliances and personal computers, or that retail non-durable goods such as beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (E.G., books, magazines, TV, cable, movies, music, gaming, sports), as well as companies that provide consumer products and services such as lodging, child care, convenience stores, and car rentals. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Consumer Products Fund is subject to a number of other risks that may affect the value of its shares, including:

CONSUMER PRODUCTS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the consumer products sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The performance of Consumer Products Companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

PERFORMANCE

The bar chart and table show the performance of the Investor Class Shares of the Consumer Products Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2006 THROUGH JUNE 30, 2006 IS X.XX%.

CONSUMER PRODUCTS FUND
1999        2.32       HIGHEST QUARTER RETURN         XX.XX%
                       (quarter ended XX/XX/XXXX)
2000      -12.91       LOWEST QUARTER RETURN         -XX.XX%
                       (quarter ended XX/XX/XXXX)
2001       -2.79

2002       -3.58

2003       21.65

2004       13.27

2005        X.XX

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

INVESTOR CLASS SHARES

                                                                                                  SINCE INCEPTION
                                                                     PAST 1 YEAR   PAST 5 YEARS          7/6/1998
-----------------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                        X.XX%          X.XX%             X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                                      X.XX%          X.XX%             X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES 2              X.XX%          X.XX%             X.XX%
S&P 500(R) INDEX 3                                                         X.XX%          X.XX%             X.XX%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY S&P. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Consumer Products Fund.

SHAREHOLDER FEES*                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...................................................................  0.85%
DISTRIBUTION (12b-1) FEES .........................................................  NONE
OTHER EXPENSES ....................................................................  X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................................  X.XX%

* THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS OF LESS THAN $5,000 REQUESTED BY ACCOUNTS THAT ARE NOT MANAGED BY A FINANCIAL INTERMEDIARY.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Consumer Products Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 Consumer Products Fund           1 YEAR       3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 Investor Class                    $XXX          $XXX         $XXX        $XXX

ELECTRONICS FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices ("Electronics Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Electronics Companies that are traded in the United States. Electronics Companies include companies involved in the manufacture and development of semiconductors, connectors, printed circuit boards and other components; equipment vendors to electronic component manufacturers; electronic component distributors; electronic instruments and electronic systems vendors; and also include companies involved in all aspects of the electronics business and in new technologies or specialty areas such as defense electronics, advanced design and manufacturing technologies, or lasers. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Electronics Fund is subject to a number of other risks that may affect the value of its shares, including:

ELECTRONICS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the electronics sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Electronics Companies may fluctuate widely due to risks of rapid obsolescence of products, intense competition, the economic performance of their customers, high technology and research costs, and may face competition from subsidized foreign competitors with lower production costs.

PERFORMANCE

The bar chart and table show the performance of the Investor Class Shares of the Electronics Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2006 THROUGH JUNE 30, 2006 IS XX.XX%.

ELECTRONICS FUND
1999       121.57      HIGHEST QUARTER RETURN         XX.XX%
                       (quarter ended XX/XX/XXXX)
2000       -18.00      LOWEST QUARTER RETURN         -XX.XX%
                       (quarter ended XX/XX/XXXX)
2001       -29.31

2002       -49.16

2003        72.74

2004       -20.95

2005         X.XX

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

INVESTOR CLASS SHARES

                                                                                                  SINCE INCEPTION
                                                                     PAST 1 YEAR   PAST 5 YEARS          4/1/1998
-----------------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                        X.XX%          X.XX%             X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                                      X.XX%          X.XX%             X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES 2              X.XX%          X.XX%             X.XX%
S&P 500(R) INDEX 3                                                         X.XX%          X.XX%             X.XX%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY S&P. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Electronics Fund.

SHAREHOLDER FEES*                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...................................................................  0.85%
DISTRIBUTION (12b-1) FEES .........................................................  NONE
OTHER EXPENSES ....................................................................  X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................................  X.XX%

* THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS OF LESS THAN $5,000 REQUESTED BY ACCOUNTS THAT ARE NOT MANAGED BY A FINANCIAL INTERMEDIARY.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Electronics Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 Electronics Fund                 1 YEAR       3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 Investor Class                    $XXX          $XXX         $XXX        $XXX

ENERGY FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Energy Companies that are traded in the United States. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Energy Fund is subject to a number of other risks that may affect the value of its shares, including:

ENERGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the energy sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Companies may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

PERFORMANCE

The bar chart and table show the performance of the Investor Class Shares of the Energy Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2006 THROUGH JUNE 30, 2006 IS XX.XX%.

ENERGY FUND
1999       18.68       HIGHEST QUARTER RETURN         XX.XX%
                       (quarter ended XX/XX/XXXX)
2000       22.81       LOWEST QUARTER RETURN         -XX.XX%
                       (quarter ended XX/XX/XXXX)
2001      -13.12

2002      -13.22

2003       23.97

2004       32.49

2005        X.XX

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

INVESTOR CLASS SHARES

                                                                                                  SINCE INCEPTION
                                                                     PAST 1 YEAR   PAST 5 YEARS         4/21/1998
-----------------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                        X.XX%          X.XX%             X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                                      X.XX%          X.XX%             X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES 2              X.XX%          X.XX%             X.XX%
S&P 500(R) INDEX 3                                                         X.XX%          X.XX%             X.XX%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY S&P. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Energy Fund.

SHAREHOLDER FEES*                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...................................................................  0.85%
DISTRIBUTION (12b-1) FEES .........................................................  NONE
OTHER EXPENSES ....................................................................  X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................................  X.XX%

* THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS OF LESS THAN $5,000 REQUESTED BY ACCOUNTS THAT ARE NOT MANAGED BY A FINANCIAL INTERMEDIARY.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Energy Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 Energy Fund                      1 YEAR       3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 Investor Class                    $XXX          $XXX         $XXX        $XXX

ENERGY SERVICES FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Energy Services Companies that are traded in the United States. Energy Services Companies are engaged in one or more businesses in the energy services field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal; companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Energy Services Fund is subject to a number of other risks that may affect the value of its shares, including:

ENERGY SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the energy services sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Services Companies may fluctuate widely due to the supply and demand both for their specific products or services and for energy products in general, the price of oil and gas, exploration and production spending, governmental regulation and environmental issues, and world events and economic conditions generally affecting energy supply companies.

PERFORMANCE

The bar chart and table show the performance of the Investor Class Shares of the Energy Services Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2006 THROUGH JUNE 30, 2006 IS XX.XX%.

ENERGY SERVICES FUND
1999     44.83     HIGHEST QUARTER RETURN          XX.XX%
                   (quarter ended XX/XX/XXXX)
2000     41.37     LOWEST QUARTER RETURN          -XX.XX%
                   (quarter ended XX/XX/XXXX)
2001    -31.79

2002    -10.36

2003      8.69

2004     34.72

2005      X.XX

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

INVESTOR CLASS SHARES

                                                                                              SINCE INCEPTION
                                                                 PAST 1 YEAR   PAST 5 YEARS          4/1/1998
-------------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                    X.XX%          X.XX%             X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                                  X.XX%          X.XX%             X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES 2          X.XX%          X.XX%             X.XX%
S&P 500(R) INDEX 3                                                     X.XX%          X.XX%             X.XX%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY S&P. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Energy Services Fund.

SHAREHOLDER FEES*                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...................................................................  0.85%
DISTRIBUTION (12b-1) FEES .........................................................  NONE
OTHER EXPENSES ....................................................................  X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................................  X.XX%

* THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS OF LESS THAN $5,000 REQUESTED BY ACCOUNTS THAT ARE NOT MANAGED BY A FINANCIAL INTERMEDIARY.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Energy Services Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 Energy Services Fund                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 Investor Class                       $XXX       $XXX        $XXX         $XXX

FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector ("Financial Services Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Financial Services Companies that are traded in the United States. Financial Service Companies include commercial banks, savings and loan associations, insurance companies and brokerage companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Financial Services Fund is subject to a number of other risks that may affect the value of its shares, including:

FINANCIAL SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the financial services sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial Services Companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

PERFORMANCE

The bar chart and table show the performance of the Investor Class Shares of the Financial Services Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2006 THROUGH JUNE 30, 2006 IS X.XX%.

FINANCIAL SERVICES FUND
1999     -1.46     HIGHEST QUARTER RETURN          XX.XX%
                   (quarter ended XX/XX/XXXX)
2000     21.78     LOWEST QUARTER RETURN          -XX.XX%
                   (quarter ended XX/XX/XXXX)
2001    -12.96

2002    -15.94

2003     29.71

2004     17.24

2005      X.XX

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

INVESTOR CLASS SHARES

                                                                                              SINCE INCEPTION
                                                                 PAST 1 YEAR   PAST 5 YEARS          4/2/1998
-------------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                    X.XX%          X.XX%             X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                                  X.XX%          X.XX%             X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES 2          X.XX%          X.XX%             X.XX%
S&P 500(R) INDEX 3                                                     X.XX%          X.XX%             X.XX%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY S&P. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Financial Services Fund.

SHAREHOLDER FEES*                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...................................................................  0.85%
DISTRIBUTION (12b-1) FEES .........................................................  NONE
OTHER EXPENSES ....................................................................  X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................................  X.XX%

* THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS OF LESS THAN $5,000 REQUESTED BY ACCOUNTS THAT ARE NOT MANAGED BY A FINANCIAL INTERMEDIARY.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Financial Services Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 Financial Services Fund                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
 Investor Class                             $XXX     $XXX      $XXX       $XXX

HEALTH CARE FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Health Care Companies that are traded in the United States. Health Care Companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Health Care Fund is subject to a number of other risks that may affect the value of its shares, including:

HEALTH CARE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the health care sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

PERFORMANCE

The bar chart and table show the performance of the Investor Class Shares of the Health Care Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2006 THROUGH JUNE 30, 2006 IS X.XX%.

HEALTH CARE FUND
1999    -13.06     HIGHEST QUARTER RETURN          XX.XX%
                   (quarter ended XX/XX/XXXX)
2000     31.07     LOWEST QUARTER RETURN          -XX.XX%
                   (quarter ended XX/XX/XXXX)
2001    -12.58

2002    -20.05

2003     32.39

2004      6.26

2005      X.XX

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

INVESTOR CLASS SHARES

                                                                                              SINCE INCEPTION
                                                                 PAST 1 YEAR   PAST 5 YEARS         4/17/1998
-------------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                    X.XX%          X.XX%             X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                                  X.XX%          X.XX%             X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES 2          X.XX%          X.XX%             X.XX%
S&P 500(R) INDEX 3                                                     X.XX%          X.XX%             X.XX%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY S&P. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Health Care Fund.

SHAREHOLDER FEES*                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...................................................................  0.85%
DISTRIBUTION (12b-1) FEES .........................................................  NONE
OTHER EXPENSES ....................................................................  X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................................  X.XX%

* THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS OF LESS THAN $5,000 REQUESTED BY ACCOUNTS THAT ARE NOT MANAGED BY A FINANCIAL INTERMEDIARY.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Health Care Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 Health Care Fund                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
 Investor Class                          $XXX      $XXX       $XXX        $XXX

INTERNET FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet ("Internet Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Internet Companies that are traded in the United States. Internet Companies are involved in all aspects of research, design development, manufacturing or distribution of products or services for use with the Internet or Internet related businesses. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware, software or support which impacts Internet commerce; or provide Internet access to consumers and businesses. Internet companies may also include companies that provide Intranet and Extranet services. The Fund will maintain an adequate representation of the various industries in the Internet sector. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Internet Fund is subject to a number of other risks that may affect the value of its shares, including:

INTERNET SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the Internet sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Internet Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing their products to market and rapid obsolescence of products.

PERFORMANCE

The bar chart and table show the performance of the Investor Class Shares of the Internet Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2006 THROUGH JUNE 30, 2006 IS XX.XX%.

INTERNET FUND
2001   -46.13     HIGHEST QUARTER RETURN         XX.XX%
                  (quarter ended XX/XX/XXXX)
2002   -43.49     LOWEST QUARTER RETURN         -XX.XX%
                  (quarter ended XX/XX/XXXX)
2003    64.02

2004    12.89

2005     X.XX

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

INVESTOR CLASS SHARES

                                                                                              SINCE INCEPTION
                                                                 PAST 1 YEAR   PAST 5 YEARS          4/6/2000
--------------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                    X.XX%          X.XX%             X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                                  X.XX%          X.XX%             X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES 2          X.XX%          X.XX%             X.XX%
S&P 500(R) INDEX 3                                                     X.XX%          X.XX%             X.XX%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY S&P. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Internet Fund.

SHAREHOLDER FEES*                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...................................................................  0.85%
DISTRIBUTION (12b-1) FEES .........................................................  NONE
OTHER EXPENSES ....................................................................  X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................................  X.XX%

* THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS OF LESS THAN $5,000 REQUESTED BY ACCOUNTS THAT ARE NOT MANAGED BY A FINANCIAL INTERMEDIARY.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Internet Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 Internet Fund                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
 Investor Class                             $XXX     $XXX      $XXX       $XXX

LEISURE FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses ("Leisure Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Leisure Companies that are traded in the United States. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies include hotels and resorts, casinos, radio and television broadcasting and advertising companies, motion picture production companies, toys and sporting goods manufacturers, musical recording companies and instrument manufacturers, alcohol and tobacco, and publishing. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Leisure Fund is subject to a number of other risks that may affect the value of its shares, including:

LEISURE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the leisure sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Securities of Leisure Companies may be considered speculative, and generally exhibit greater volatility than the overall market. The prices of the securities of Leisure Companies may fluctuate widely due to unpredictable earnings, due in part to changing consumer tastes and intense competition, strong reaction to technological developments and to the threat of increased government regulation, particularly in the gaming arena.

PERFORMANCE

The bar chart and table show the performance of the Investor Class Shares of the Leisure Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2006 THROUGH JUNE 30, 2006 IS X.XX%.

LEISURE FUND
1999      9.37    HIGHEST QUARTER RETURN         XX.XX%
                  (quarter ended XX/XX/XXXX)
2000    -22.31    LOWEST QUARTER RETURN         -XX.XX%
                  (quarter ended XX/XX/XXXX)
2001    -17.54

2002    -15.31

2003     34.35

2004     23.22

2005      X.XX

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

INVESTOR CLASS SHARES

                                                                                              SINCE INCEPTION
                                                                 PAST 1 YEAR   PAST 5 YEARS          4/1/1998
--------------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                    X.XX%          X.XX%             X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                                  X.XX%          X.XX%             X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES 2          X.XX%          X.XX%             X.XX%
S&P 500(R) INDEX 3                                                     X.XX%          X.XX%             X.XX%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY S&P. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Leisure Fund.

SHAREHOLDER FEES*                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...................................................................  0.85%
DISTRIBUTION (12b-1) FEES .........................................................  NONE
OTHER EXPENSES ....................................................................  X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................................  X.XX%

* THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS OF LESS THAN $5,000 REQUESTED BY ACCOUNTS THAT ARE NOT MANAGED BY A FINANCIAL INTERMEDIARY.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Leisure Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 Leisure Fund                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
 Investor Class                             $XXX     $XXX      $XXX       $XXX

PRECIOUS METALS FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services ("Precious Metals Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Precious Metals Companies that are traded in the United States and foreign countries. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Precious Metals Fund is subject to a number of other risks that may affect the value of its shares, including:

PRECIOUS METALS SECTOR CONCENTRATION RISK - The risk that the relatively few securities of issuers in the mining industry that the Fund purchases will under perform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, as well as to the volatility of global prices for precious metals. The prices of precious metals may fluctuate widely due to changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals producing countries.

FOREIGN INVESTMENT RISK - Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could affect investment in foreign countries. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. domestic companies. The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. Dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

PERFORMANCE

The bar chart and table show the performance of the Investor Class Shares of the Precious Metals Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2006 THROUGH JUNE 30, 2006 IS XX.XX%.

PRECIOUS METALS FUND
                  HIGHEST QUARTER RETURN         XX.XX%
                  (quarter ended XX/XX/XXXX)
1995     11.54    LOWEST QUARTER RETURN         -XX.XX%
                  (quarter ended XX/XX/XXXX)
1996     -2.62

1997    -37.62

1998    -14.42

1999      0.00

2000    -21.79

2001     18.66

2002     48.24

2003     42.31

2004    -14.12

2005      X.XX

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

INVESTOR CLASS SHARES

                                                                 PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
------------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                    X.XX%          X.XX%           X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                                  X.XX%          X.XX%           X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES 2          X.XX%          X.XX%           X.XX%
S&P 500(R) INDEX 3                                                     X.XX%          X.XX%           X.XX%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY S&P. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Precious Metals Fund.

SHAREHOLDER FEES*                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...................................................................  0.75%
DISTRIBUTION (12b-1) FEES .........................................................  NONE
OTHER EXPENSES ....................................................................  X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................................  X.XX%

* THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS OF LESS THAN $5,000 REQUESTED BY ACCOUNTS THAT ARE NOT MANAGED BY A FINANCIAL INTERMEDIARY.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Precious Metals Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 Precious Metals Fund                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
 Investor Class                             $XXX     $XXX      $XXX       $XXX

REAL ESTATE FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts ("REITs") (collectively, "Real Estate Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Real Estate Companies that are traded in the United States. Real Estate Companies, which also include master limited partnerships, are engaged in the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. Real Estate Companies may also include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Alternative Fund, the Real Estate Fund is subject to a number of other risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - A significant portion of the assets of the Fund may come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating grater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

REAL ESTATE SECTOR CONCENTRATION RISK - The risk that the securities of Real Estate Companies that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in Real Estate Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Real Estate Companies. Investments in Real Estate Companies may also subject the Fund to the risks associated with the direct ownership of real estate. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Also, Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while Mortgage REITs may be affected by the quality of the credit extended. In addition to these risks, REITs are dependent on specialized management skills, and some REITs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Fund's investments in REITs.

SMALL AND MID-CAPITALIZATION ISSUER RISK - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small-capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter and may or may not pay dividends.

PERFORMANCE

The bar chart and table show the performance of the H-Class Shares of the Real Estate Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2006 THROUGH JUNE 30, 2006 IS X.XX%.

REAL ESTATE FUND
2005   X.XX   HIGHEST QUARTER RETURN        XX.XX%
              (quarter ended XX/XX/XXXX)
              LOWEST QUARTER RETURN        -XX.XX%
              (quarter ended XX/XX/XXXX)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

H-CLASS SHARES

                                                                            SINCE INCEPTION
                                                              PAST 1 YEAR   2/20/2004
-------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                 X.XX%             X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                               X.XX%             X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES 2       X.XX%             X.XX%
S&P 500(R) INDEX 3                                                  X.XX%             X.XX%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY S&P ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Real Estate Fund.

SHAREHOLDER FEES*                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...................................................................  0.85%
DISTRIBUTION  (12b-1) FEES ........................................................  0.25%
OTHER EXPENSES ....................................................................  X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................................  X.XX%

* THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS OF LESS THAN $5,000 REQUESTED BY ACCOUNTS THAT ARE NOT MANAGED BY A FINANCIAL INTERMEDIARY.

EXAMPLE

This Example is intended to help you compare the cost of investing in the H-Class Shares of the Real Estate Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 REAL ESTATE FUND                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
 H-CLASS                                    $XXX     $XXX      $XXX       $XXX

RETAILING FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers ("Retailing Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Retailing Companies that are traded in the United States. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; franchise restaurants; motor vehicle and marine dealers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Retailing Fund is subject to a number of other risks that may affect the value of its shares, including:

RETAILING SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the retailing sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Retailing Companies may fluctuate widely due to consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a Retailing Company's success is often tied to its ability to anticipate and react to changing consumer tastes. Many Retailing Companies are thinly capitalized, and are dependent upon a relatively few number of business days to achieve their overall results.

PERFORMANCE

The bar chart and table show the performance of the Investor Class Shares of the Retailing Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2006 THROUGH JUNE 30, 2006 IS X.XX%.

RETAILING FUND
1999       12.91       HIGHEST QUARTER RETURN         XX.XX%
                       (quarter ended XX/XX/XXXX)
2000      -24.06       LOWEST QUARTER RETURN         -XX.XX%
                       (quarter ended XX/XX/XXXX)
2001        3.23

2002      -23.44

2003       33.85

2004        9.33

2005        X.XX

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

INVESTOR CLASS SHARES

                                                                                              SINCE INCEPTION
                                                                 PAST 1 YEAR   PAST 5 YEARS          4/1/1998
-------------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                    X.XX%          X.XX%             X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                                  X.XX%          X.XX%             X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES 2          X.XX%          X.XX%             X.XX%
S&P 500(R) INDEX 3                                                     X.XX%          X.XX%             X.XX%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY S&P. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Retailing Fund.

SHAREHOLDER FEES*                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...................................................................  0.85%
DISTRIBUTION (12b-1) FEES .........................................................  NONE
OTHER EXPENSES ....................................................................  X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................................  X.XX%

* THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS OF LESS THAN $5,000 REQUESTED BY ACCOUNTS THAT ARE NOT MANAGED BY A FINANCIAL INTERMEDIARY.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Retailing Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 Retailing Fund                   1 YEAR       3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 Investor Class                    $XXX          $XXX         $XXX        $XXX

TECHNOLOGY FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Technology Companies that are traded in the United States. Technology Companies are companies that the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics, communications, health care, and biotechnology sectors. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Technology Fund is subject to a number of other risks that may affect the value of its shares, including:

TECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the technology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

PERFORMANCE

The bar chart and table show the performance of the Investor Class Shares of the Technology Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2006 THROUGH JUNE 30, 2006 IS X.XX%.

TECHNOLOGY FUND
1999       81.16       HIGHEST QUARTER RETURN         XX.XX%
                       (quarter ended XX/XX/XXXX)
2000      -38.75       LOWEST QUARTER RETURN         -XX.XX%
                       (quarter ended XX/XX/XXXX)
2001      -29.14

2002      -40.38

2003       57.16

2004        0.18

2005        X.XX

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

INVESTOR CLASS SHARES

                                                                                             SINCE INCEPTION
                                                                PAST 1 YEAR   PAST 5 YEARS         4/14/1998
------------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                   X.XX%          X.XX%             X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                                 X.XX%          X.XX%             X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES 2         X.XX%          X.XX%             X.XX%
S&P 500(R) INDEX 3                                                    X.XX%          X.XX%             X.XX%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY S&P. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Technology Fund.

SHAREHOLDER FEES*                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...................................................................  0.85%
DISTRIBUTION (12b-1) FEES .........................................................  NONE
OTHER EXPENSES ....................................................................  X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................................  X.XX%

* THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS OF LESS THAN $5,000 REQUESTED BY ACCOUNTS THAT ARE NOT MANAGED BY A FINANCIAL INTERMEDIARY.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Technology Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 Technology Fund                  1 YEAR       3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 Investor Class                    $XXX         $XXX         $XXX         $XXX

TELECOMMUNICATIONS FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund  invests  substantially  all of its  assets  in  equity  securities  of
Telecommunications Companies that are traded in the United States. Telecommunications Companies range from traditional local and long-distance telephone services or equipment providers, to companies involved in developing technologies such as cellular telephone or paging services, Internet equipment and service providers, and fiber-optics. Although many established Telecommunications Companies pay an above-average dividend, the Fund's investment decisions are primarily based on growth potential and not on income. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Telecommunications Fund is subject to a number of other risks that may affect the value of its shares, including:

TELECOMMUNICATIONS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the telecommunications sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Telecommunications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Telecommunications Companies in their primary markets.

PERFORMANCE

The bar chart and table show the performance of the Investor Class Shares of the Telecommunications Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2006 THROUGH JUNE 30, 2006 IS X.XX%.

TELECOMMUNICATIONS FUND
1999       58.59       HIGHEST QUARTER RETURN         XX.XX%
                       (quarter ended XX/XX/XXXX)
2000      -39.41       LOWEST QUARTER RETURN         -XX.XX%
                       (quarter ended XX/XX/XXXX)
2001      -46.82

2002      -43.04

2003       31.78

2004       13.26

2005        X.XX

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

INVESTOR CLASS SHARES

                                                                                              SINCE INCEPTION
                                                                 PAST 1 YEAR   PAST 5 YEARS          4/1/1998
-------------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                    X.XX%          X.XX%             X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                                  X.XX%          X.XX%             X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES 2          X.XX%          X.XX%             X.XX%
S&P 500(R) INDEX 3                                                     X.XX%          X.XX%             X.XX%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY S&P. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Telecommunications Fund.

SHAREHOLDER FEES*                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...................................................................  0.85%
DISTRIBUTION (12b-1) FEES .........................................................  NONE
OTHER EXPENSES ....................................................................  X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................................  X.XX%

* THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS OF LESS THAN $5,000 REQUESTED BY ACCOUNTS THAT ARE NOT MANAGED BY A FINANCIAL INTERMEDIARY.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Telecommunications Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 Telecommunications Fund              1 YEAR     3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
 Investor Class                        $XXX        $XXX        $XXX       $XXX

TRANSPORTATION FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Transportation Companies that are traded in the United States. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers (including makers of trucks, automobiles, planes, containers, railcars or other modes of transportation and related products); parts suppliers; and companies involved in leasing, maintenance, and transportation-related services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Transportation Fund is subject to a number of other risks that may affect the value of its shares, including:

TRANSPORTATION SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the transportation sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Transportation Companies may fluctuate widely due to their cyclical nature, occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures.

PERFORMANCE

The bar chart and table show the performance of the Investor Class Shares of the Transportation Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2006 THROUGH JUNE 30, 2006 IS XX.XX%.

TRANSPORTATION FUND
1999      -18.36       HIGHEST QUARTER RETURN         XX.XX%
                       (quarter ended XX/XX/XXXX)
2000        0.46       LOWEST QUARTER RETURN         -XX.XX%
                       (quarter ended XX/XX/XXXX)
2001       -3.48

2002      -13.01

2003       18.56

2004       21.83

2005        X.XX

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

INVESTOR CLASS SHARES

                                                                                                         SINCE INCEPTION
                                                                           PAST 1 YEAR   PAST 5 YEARS           4/2/1998
------------------------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                               X.XX%          X.XX%             X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                                             X.XX%          X.XX%             X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES 2                     X.XX%          X.XX%             X.XX%
S&P 500(R) INDEX 3                                                                X.XX%          X.XX%             X.XX%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY S&P. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Transportation Fund.

SHAREHOLDER FEES*                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...................................................................  0.85%
DISTRIBUTION (12b-1) FEES .........................................................  NONE
OTHER EXPENSES ....................................................................  X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................................  X.XX%

* THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS OF LESS THAN $5,000 REQUESTED BY ACCOUNTS THAT ARE NOT MANAGED BY A FINANCIAL INTERMEDIARY.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Transportation Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 Transportation Fund                1 YEAR     3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 Investor Class                      $XXX        $XXX         $XXX        $XXX

UTILITIES FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Utilities Companies that are traded in the United States. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Utilities Fund is subject to a number of other risks that may affect the value of its shares, including:

UTILITIES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the utilities sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Utilities Companies may fluctuate widely due to government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources or pollution control.

PERFORMANCE

The bar chart and table show the performance of the Investor Class Shares of the Utilities Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2006 THROUGH JUNE 30, 2006 IS XX.XX%.

UTILITIES FUND
2001      -24.33       HIGHEST QUARTER RETURN         XX.XX%
                       (quarter ended XX/XX/XXXX)
2002      -32.37       LOWEST QUARTER RETURN         -XX.XX%
                       (quarter ended XX/XX/XXXX)
2003       25.41

2004       16.64

2005        X.XX

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

INVESTOR CLASS SHARES

                                                                                                         SINCE INCEPTION
                                                                            PAST 1 YEAR   PAST 5 YEARS          4/3/2000
------------------------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                               X.XX%          X.XX%             X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                                             X.XX%          X.XX%             X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES 2                     X.XX%          X.XX%             X.XX%
S&P 500(R) INDEX 3                                                                X.XX%          X.XX%             X.XX%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY S&P. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Utilities Fund.

SHAREHOLDER FEES*                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...................................................................  0.85%
DISTRIBUTION (12b-1) FEES .........................................................  NONE
OTHER EXPENSES ....................................................................  X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................................  X.XX%

* THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS OF LESS THAN $5,000 REQUESTED BY ACCOUNTS THAT ARE NOT MANAGED BY A FINANCIAL INTERMEDIARY.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Utilities Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 Utilities Fund                     1 YEAR     3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 Investor Class                      $XXX        $XXX         $XXX        $XXX

RYDEX INTERNATIONAL EQUITY FUNDS
--------------------------------------------------------------------------------

EUROPE ADVANTAGE FUND

JAPAN ADVANTAGE FUND

COMMON RISK / RETURN INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

Each International Equity Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The investment objectives of each International Equity Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

ACTIVE TRADING RISK - A significant portion of the assets of the Funds may come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

DERIVATIVES RISK - The Funds' use of derivatives such as futures, options and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

EARLY CLOSING RISK - The Funds are subject to the risk that unanticipated early closings of securities exchanges will result in the Funds being unable to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

FOREIGN CURRENCY RISK - The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. Dollar. These currency movements may negatively impact the value of the Funds' securities even when there is no change in the value of a security in the issuer's home country. Under normal circumstances, the Funds do not plan to hedge against the risk of currency exchange rate fluctuations.

FOREIGN SECURITIES RISK - Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could adversely affect investment in foreign countries. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.

LEVERAGING RISK - The more the Funds invest in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Funds' investment strategies involve consistently applied leverage, the value of the Funds' shares will tend to increase or decrease more than the value of any increase or decrease in their benchmarks. Leverage will also have the effect of magnifying tracking error risk.

GEOGRAPHIC CONCENTRATION RISK - Because a significant portion of the assets of the Europe Advantage Fund and Japan Advantage Fund are invested in a specific geographical region, the value of their investments and the net asset value of the Funds could decline more dramatically as a result of adverse events affecting those regions.

MARKET RISK - Due to market conditions, the value of the Funds' investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

NON-DIVERSIFICATION RISK - Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SWAP COUNTERPARTY CREDIT RISK - The Funds are subject to credit risk on the amount they expect to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK - The Advisor may not be able to cause a Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. The Europe Advantage and Japan Advantage Funds seek to track their respective benchmarks over time, but are subject to the effects of mathematical compounding. Tracking error risk may cause a Fund's performance to be less than you expect.

The price of each Fund is calculated at the close of the U.S. markets using fair value prices. Due to the differences in times between the close of the European and Japanese markets and the time the Funds price their shares, the value the Funds assign to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. The Funds, on a daily basis, are priced with consideration to the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, and market movement in the U.S. as related to the securities. As a result, the tracking error risk for these Funds may be higher than other Rydex Funds.

EUROPE ADVANTAGE FUND (FORMERLY, LARGE-CAP EUROPE FUND)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Europe Advantage Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones STOXX 50 Index(SM) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Europe Advantage Fund will invest at least 80% of its net assets in equity securities of European issuers and derivatives thereof. This is a non-fundamental policy that can be changed by the Europe Advantage Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any International Equity Fund, the Europe Advantage Fund is subject to a number of other risks that may affect the value of its shares, including:

GEOGRAPHIC CONCENTRATION IN EUROPE - Countries in Europe may be significantly affected by the tight fiscal and monetary controls of the European Economic and Monetary Union (EMU).

INVESTOR PROFILE

Investors who expect the Dow Jones STOXX 50 Index(SM) to go up and want accelerated investment gains when the index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones STOXX 50 Index(SM) goes down.

PERFORMANCE

The bar chart and table show the performance of the H-Class Shares of the Europe Advantage Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2006 THROUGH JUNE 30, 2006 IS X.XX%.

EUROPE ADVANTAGE FUND
2001      -29.67       HIGHEST QUARTER RETURN         XX.XX%
                       (quarter ended XX/XX/XXXX)
2002      -28.94       LOWEST QUARTER RETURN         -XX.XX%
                       (quarter ended XX/XX/XXXX)
2003       42.77

2004       16.65

2005        X.XX

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

H-CLASS SHARES

                                                                                                         SINCE INCEPTION
                                                                            PAST 1 YEAR   PAST 5 YEARS          5/8/2000
------------------------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                               X.XX%          X.XX%             X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                                             X.XX%          X.XX%             X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES 2                     X.XX%          X.XX%             X.XX%
DOW JONES STOXX 50 INDEX(SM) 3                                                    X.XX%          X.XX%             X.XX%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 THE DOW JONES STOXX 50 INDEX(SM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF EUROPEAN STOCK MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES. STOXX AND DOW JONES CLAIM COPYRIGHT AND OTHER PROPRIETARY INTEREST IN DOW JONES STOXX 50 INDEX. THE DOW JONES STOXX 50 INDEX(SM) AND THE RELATED TRADEMARKS HAVE BEEN LICENSED FOR CERTAIN PURPOSES BY RYDEX SERIES FUNDS.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Europe Advantage Fund.

SHAREHOLDER FEES*                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...................................................................  0.90%
DISTRIBUTION (12b-1) FEES .........................................................  0.25%
OTHER EXPENSES ....................................................................  X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................................  X.XX%

* THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS OF LESS THAN $5,000 REQUESTED BY ACCOUNTS THAT ARE NOT MANAGED BY A FINANCIAL INTERMEDIARY.

EXAMPLE

This Example is intended to help you compare the cost of investing in the H-Class Shares of the Europe Advantage Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 Europe Advantage Fund              1 YEAR     3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 H-Class                             $XXX        $XXX         $XXX        $XXX

JAPAN ADVANTAGE FUND (FORMERLY, LARGE-CAP JAPAN FUND)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Japan Advantage Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Topix 100 Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Japan Advantage Fund will invest at least 80% of its net assets in equity securities of Japanese issuers and derivatives thereof. This is a non-fundamental policy that can be changed by the Japan Advantage Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any International Equity Fund, the Japan Advantage Fund is subject to a number of other risks that may affect the value of its shares, including:

GEOGRAPHIC CONCENTRATION IN JAPAN - Targeting Japan could hurt the Fund's performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese economic growth has weakened after the sharp collapse of the stock market in the 1990's and the current economic condition remains uncertain. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or wrong. The Fund may be more volatile than a more geographically diversified equity fund.

INVESTOR PROFILE

Investors who expect the Topix 100 Index to go up and want accelerated investment gains when the index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Topix 100 Index goes down.

PERFORMANCE

The bar chart and table show the performance of the H-Class Shares of the Japan Advantage Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2006 THROUGH JUNE 30, 2006 IS X.XX%.

JAPAN ADVANTAGE FUND
2001    -41.52      HIGHEST QUARTER RETURN          XX.XX%
                    (quarter ended XX/XX/XXXX)
2002    -16.18      LOWEST QUARTER RETURN          -XX.XX%
                    (quarter ended XX/XX/XXXX)
2003     39.38

2004     11.56

2005      X.XX

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

H-CLASS SHARES

                                                                    PAST 1 YEAR   PAST 5 YEARS   SINCE INCEPTION
                                                                                                        5/8/2000
----------------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                       X.XX%          X.XX%             X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                                     X.XX%          X.XX%             X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES 2             X.XX%          X.XX%             X.XX%
TOPIX 100 INDEX 3                                                         X.XX%          X.XX%             X.XX%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 THE TOPIX 100 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF JAPANESE STOCK MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Japan Advantage Fund.

SHAREHOLDER FEES*                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...................................................................  0.90%
DISTRIBUTION (12b-1) FEES .........................................................  0.25%
OTHER EXPENSES ....................................................................  X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................................  X.XX%

* THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS OF LESS THAN $5,000 REQUESTED BY ACCOUNTS THAT ARE NOT MANAGED BY A FINANCIAL INTERMEDIARY.

EXAMPLE

This Example is intended to help you compare the cost of investing in the H-Class Shares of the Japan Advantage Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 Japan Advantage Fund                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
 H-Class                                    $XXX     $XXX      $XXX       $XXX

RYDEX FIXED INCOME FUNDS
--------------------------------------------------------------------------------

GOVERNMENT LONG BOND ADVANTAGE FUND

INVERSE GOVERNMENT LONG BOND ADVANTAGE FUND

COMMON RISK / RETURN INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

Each Fixed Income Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The investment objective of each Fixed Income Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

ACTIVE TRADING RISK - A significant portion of the assets of the Funds may come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

DERIVATIVES RISK - The Funds' use of derivatives such as futures, options and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

EARLY CLOSING RISK - The Funds are subject to the risk that unanticipated early closings of securities exchanges will result in the Funds being unable to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

FIXED INCOME RISK - The Funds' fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes. These interest rate changes and other factors may also negatively affect the Inverse Government Long Bond Fund's short sales of fixed income securities.

MARKET RISK - Due to market conditions, the value of the Funds' securities and derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

NON-DIVERSIFICATION RISK - Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SWAP COUNTERPARTY CREDIT RISK - The Funds are subject to credit risk on the amount they expect to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK - The Funds' investment adviser may not be able to cause a Fund's performance to match or exceed that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because each Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent a Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause a Fund's performance to be less than you expect.

GOVERNMENT LONG BOND ADVANTAGE FUND (FORMERLY, U.S. GOVERNMENT BOND FUND)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Government Long Bond Advantage Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (E.G., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in U.S. Government securities and in leveraged instruments, such as certain futures and options contracts. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize these futures and options. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark. In addition, the Fund may enter into transactions involving zero coupon U.S. Treasury bonds.

Under normal circumstances, the Government Long Bond Advantage Fund will invest substantially all (at least 80%) of its assets in financial instruments with economic characteristics that should perform similarly to fixed income securities issued by the U.S. Government. This is a non-fundamental policy that can be changed by the Government Long Bond Advantage Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Fixed Income Fund, the Government Long Bond Advantage Fund is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

TRACKING ERROR RISK - Tracking error risk may be more significant for the Fund compared to other Rydex Funds due to the Fund's consistent application of leverage to increase exposure to its benchmark.

INVESTOR PROFILE

Investors who expect the value of the Long Treasury Bond to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the value of the Long Treasury Bond goes down.

PERFORMANCE

The bar chart and table show the performance of the Investor Class Shares of the Government Long Bond Advantage Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2006 THROUGH JUNE 30, 2006 IS X.XX%.

GOVERNMENT LONG BOND ADVANTAGE FUND
1995    36.13       HIGHEST QUARTER RETURN          XX.XX%
                    (quarter ended XX/XX/XXXX)
1996    -6.90       LOWEST QUARTER RETURN          -XX.XX%
                    (quarter ended XX/XX/XXXX)
1997    16.31

1998    15.89

1999   -18.99

2000    21.26

2001     0.80

2002    19.03

2003    -1.68

2004     9.52

2005     X.XX

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

INVESTOR CLASS SHARES

                                                                    PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
--------------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                       X.XX%          X.XX%           X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                                     X.XX%          X.XX%           X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES 2             X.XX%          X.XX%           X.XX%
LEHMAN LONG TREASURY BOND INDEX 3                                         X.XX%          X.XX%           X.XX%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Government Long Bond Advantage Fund.

SHAREHOLDER FEES*                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...................................................................  0.50%
DISTRIBUTION (12b-1) FEES .........................................................  NONE
OTHER EXPENSES ....................................................................  X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................................  X.XX%

* THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS OF LESS THAN $5,000 REQUESTED BY ACCOUNTS THAT ARE NOT MANAGED BY A FINANCIAL INTERMEDIARY.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Government Long Bond Advantage Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 Government Long Bond Advantage Fund       1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
 Investor Class                             $XXX     $XXX      $XXX       $XXX

INVERSE GOVERNMENT LONG BOND FUND (FORMERLY, JUNO FUND)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Inverse Government Long Bond Fund seeks to provide total returns that inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares will increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Fund pursues its investment objective through what is sometimes referred to as "master-feeder arrangement." The Fund invests all of its assets in the Inverse Government Long Bond Master Fund, a separate series of the Trust with an identical investment objective.

Unlike a traditional index fund, the Inverse Government Long Bond Master Fund's benchmark is to perform, on a daily basis, exactly opposite its benchmark, the Long Treasury Bond. As its primary investment strategy, the Inverse Government Long Bond Master Fund enters into short sales and swap transactions, and engages in futures and options transactions. On a day-to-day basis, the Inverse Government Long Bond Master Fund holds U.S. Government securities or cash equivalents to collateralize these obligations.

Under normal circumstances, the Inverse Government Long Bond Fund will invest substantially all (at least 80%) of its net assets in financial instruments with economic characteristics that should perform opposite to fixed income securities issued by the U.S. Government. This is a non-fundamental policy that can be changed by the Inverse Government Long Bond Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Fixed Income Fund, the Inverse Government Long Bond Master Fund is subject to a number of other risks that may affect the value of its shares, including:

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

INVESTOR PROFILE

Investors who expect the value of the Long Treasury Bond to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the value of the Long Treasury Bond goes up.

PERFORMANCE

The bar chart and table show the performance of the Investor Class Shares of the Inverse Government Long Bond Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2006 THROUGH JUNE 30, 2006 IS X.XX%.

INVERSE GOVERNMENT LONG BOND FUND
1996     8.00       HIGHEST QUARTER RETURN           X.XX%
                    (quarter ended XX/XX/XXXX)
1997    -5.56       LOWEST QUARTER RETURN          -XX.XX%
                    (quarter ended XX/XX/XXXX)
1998    -4.58

1999    20.36

2000   -13.74

2001     1.42

2002   -16.73

2003    -1.91

2004    -8.71

2005     X.XX

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

INVESTOR CLASS SHARES

                                                                    PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
--------------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                       X.XX%          X.XX%           X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                                     X.XX%          X.XX%           X.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES 2             X.XX%          X.XX%           X.XX%
LEHMAN LONG TREASURY BOND INDEX 3                                         X.XX%          X.XX%           X.XX%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Inverse Government Long Bond Fund.

SHAREHOLDER FEES*                                                                     NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) +
MANAGEMENT FEES ...................................................................  0.90%
DISTRIBUTION (12b-1) FEES .........................................................   NONE
OTHER EXPENSES
   SHORT INTEREST EXPENSE .........................................................  X.XX%
   REMAINING OTHER EXPENSES .......................................................  X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................................  X.XX%

* THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS OF LESS THAN $5,000 REQUESTED BY ACCOUNTS THAT ARE NOT MANAGED BY A FINANCIAL INTERMEDIARY.

+ THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE INVERSE GOVERNMENT LONG BOND MASTER FUND.

--------------------------------------------------------------------------------
IMPORTANT INFORMATION REGARDING FUND OPERATING EXPENSES - Short Interest Expense occurs because the Fund short-sells the Bond to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the coupon rate of the Bond to the purchaser and records this as an expense. This expense is offset - in its entirety or in part - by the income derived from the short-sale and/or by earnings on the proceeds of the short sale. Short Interest Expense is not a fee charged to the shareholder by the Investment Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than as expenses, the expense ratio would have equaled X.XX%.
--------------------------------------------------------------------------------

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Inverse Government Long Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 Inverse Government Long Bond Fund         1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
 Investor Class                             $XXX     $XXX      $XXX       $XXX

RYDEX ALTERNATIVE FUNDS
--------------------------------------------------------------------------------

COMMODITIES FUND                             DYNAMIC WEAKENING DOLLAR FUND

DYNAMIC STRENGTHENING DOLLAR FUND

COMMON RISK / RETURN INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

Each Alternative Fund has its own unique investment objective. The investment objective of each Alternative Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

DERIVATIVES RISK - The Funds' use of derivatives such as futures, options and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

EARLY CLOSING RISK - The Funds are subject to the risk that unanticipated early closings of securities exchanges will result in the Funds being unable to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

MARKET RISK - Due to market conditions, the value of the Funds' equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

NON-DIVERSIFICATION RISK - Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

COMMODITIES FUND  (RYMBX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Commodities Fund seeks long-term capital appreciation through an investment in commodity-linked instruments.

PRINCIPAL INVESTMENT STRATEGY

The Commodities Fund seeks 100% (but at all times at least 80%) exposure to the performance of the commodities markets. This is a non-fundamental policy that can be changed by the Commodities Fund upon 60 days' prior notice to shareholders. The Fund will seek to gain exposure to the commodity markets by investing in commodity-linked derivative instruments, including swap agreements, commodity options, futures, options on futures and commodity-linked structured notes. Investing in derivative instruments enables the Fund to pursue its objective without investing directly in physical commodities. It is anticipated that the Fund's investment exposure will tend to be heavily weighted toward oil and other energy-related commodities. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

PRINCIPAL RISKS

In addition to the risks common to investing in any Alternative Fund, the Commodities Fund is subject to a number of other risks that may affect the value of its shares, including:

COMMODITY RISK - The Fund's exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

COUNTERPARTY CREDIT RISK - Commodity-linked derivative instruments are subject to the risk that the counterparty to the instrument might not pay interest when due or repay principal at maturity of the obligation. If a counterparty defaults on its interest or principal payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

ENERGY SECTOR CONCENTRATION RISK - The risk that energy sector commodities that the Fund purchases will underperform the market as a whole either by declining in value or failing to perform as well. To the extent that the Fund's investments are concentrated in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of energy sector commodities may fluctuate widely due to changes in value, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.


STRUCTURED NOTE RISK - The Fund intends to invest in commodity-linked structured notes to a significant extent. A highly liquid secondary market may not exist for the commodity-linked structured notes the Fund invests in, and there can be no assurance that a highly liquid secondary market will develop. The lack of a highly liquid secondary market may make it difficult for the Fund to sell the commodity-linked structured notes it holds at an acceptable price or accurately value them.

PERFORMANCE

The Commodities Fund commenced operations on May 25, 2005. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Commodities Fund.

SHAREHOLDER FEES*                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...................................................................  0.75%
DISTRIBUTION (12b-1) FEES .........................................................  0.25%
OTHER EXPENSES ....................................................................  X.XX%
                                                                                     -----
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................................  X.XX%
LESS FEE WAIVERS ..................................................................  X.XX%
                                                                                     -----
TOTAL NET OPERATING EXPENSES ......................................................  1.20%


 * THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS OF LESS THAN $5,000 REQUESTED BY ACCOUNTS THAT ARE NOT MANAGED BY A FINANCIAL INTERMEDIARY.

** Through August 1, 2007, Rydex has contractually agreed to waive its management fee to the extent necessary to limit the ordinary operating expenses of the Fund (but excluding interest expenses, brokerage commissions and extraordinary expenses) to not more than 1.20% per annum of the average monthly net assets of the Fund (the "Contractual Fee Waiver"). [Rydex may recoup all or a portion of any waived management fees and expenses it has borne, if any, within one year after the end of the fiscal year in which the waiver was made.] The Contractual Fee Waiver may not be modified or eliminated prior to August 1, 2007, except with the approval of the Board. There is not guarantee that the contractual fee waiver will continue beyond August 1, 2007.

EXAMPLE

This Example is intended to help you compare the cost of investing in the H-Class Shares of the Commodities Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 COMMODITIES FUND                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
 H-CLASS                                    $XXX     $XXX      $XXX       $XXX

DYNAMIC STRENGTHENING DOLLAR FUND (FORMERLY,
STRENGTHENING DOLLAR FUND)                                               (RYSBX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Dynamic Strengthening Dollar Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the U.S. Dollar Index(R) (the "underlying index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index (e.g., if the index goes up by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index declines, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Dynamic Strengthening Dollar Fund employs as its investment strategy a program of investing in derivative instruments, such as index swaps, futures contracts, and options on securities and futures contracts. Investing in derivative instruments enables the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Dynamic Strengthening Dollar Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Dynamic Strengthening Dollar Fund also may enter into repurchase agreements. The U.S. Dollar Index(R) is a broad based, diversified index representing an investment in the U.S. Dollar (USD). The New York Board of Trade determines the value of the U.S. Dollar Index(R) by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

PRINCIPAL RISKS

In addition to the risks common to investing in any Alternative Fund, the Dynamic Strengthening Dollar Fund is subject to a number of other risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - A significant portion of the assets of the Fund may come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

CURRENCY RISK - The Fund's exposure to the U.S. Dollar Index(R) subjects the Fund to the risk that the foreign currencies will appreciate in value relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

Investors who expect the U.S. Dollar Index(R) to go up and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the U.S. Dollar Index(R) goes down.

PERFORMANCE

The Dynamic Strengthening Dollar Fund commenced operations on May 25, 2005. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Dynamic Strengthening Dollar Fund.

SHAREHOLDER FEES*                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...................................................................  0.90%
DISTRIBUTION (12b-1) FEES .........................................................  0.25%
OTHER EXPENSES ....................................................................  X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................................  X.XX%

* THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS OF LESS THAN $5,000 REQUESTED BY ACCOUNTS THAT ARE NOT MANAGED BY A FINANCIAL INTERMEDIARY.

EXAMPLE

This Example is intended to help you compare the cost of investing in the H-Class Shares of the Dynamic Strengthening Dollar Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 DYNAMIC STRENGTHENING DOLLAR FUND         1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
 H-Class                                    $XXX     $XXX      $XXX       $XXX

DYNAMIC WEAKENING DOLLAR FUND (FORMERLY, WEAKENING DOLLAR FUND)          (RYWBX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Dynamic Weakening Dollar Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the U.S. Dollar Index(R) (the "underlying index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the underlying index (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Dynamic Weakening Dollar Fund employs as its investment strategy a program of engaging in short sales of securities and investing in derivative instruments, such as index swaps, futures contracts, and options on securities and futures contracts. Engaging in short sales and investing in derivative instruments enables the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Dynamic Weakening Dollar Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Dynamic Weakening Dollar Fund also may enter into repurchase agreements. The U.S. Dollar Index(R) is a broad based, diversified index representing an investment in the U.S. Dollar (USD). The New York Board of Trade determines the value of the U.S. Dollar Index(R) by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

PRINCIPAL RISKS

In addition to the risks common to investing in any Alternative Fund, the Dynamic Weakening Dollar Fund is subject to a number of other risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - A significant portion of the assts of the Fund may come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

CURRENCY RISK - The Fund's  exposure to the U.S.  Dollar  Index(R)  subjects the
Fund to the risk that the U.S. Dollar will appreciate in value relative to foreign currencies. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

SHORT SALES RISK - Short sales are transactions in which a fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligation to the Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

Investors who expect the U.S. Dollar to go down and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the U.S. Dollar Index(R) goes up.

PERFORMANCE

The Dynamic Weakening Dollar Fund commenced operations on May 25, 2005. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Dynamic Weakening Dollar Fund.

SHAREHOLDER FEES*                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...................................................................  0.90%
DISTRIBUTION (12b-1) FEES .........................................................  0.25%
OTHER EXPENSES ....................................................................  X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................................  X.XX%

* THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS OF LESS THAN $5,000 REQUESTED BY ACCOUNTS THAT ARE NOT MANAGED BY A FINANCIAL INTERMEDIARY.

EXAMPLE

This Example is intended to help you compare the cost of investing in the H-Class Shares of the Dynamic Weakening Dollar Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 DYNAMIC WEAKENING DOLLAR FUND             1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
 H-Class                                    $XXX     $XXX      $XXX       $XXX

U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The U.S. Government Money Market Fund (the "Money Market Fund") seeks to provide security of principal, high current income, and liquidity.

PRINCIPAL INVESTMENT STRATEGY

The Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund may also invest in Eurodollar time deposits. The Fund operates under SEC rules, which impose certain liquidity, maturity, and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Fund's investment adviser to represent minimal credit risk and be of eligible quality.

PRINCIPAL RISKS

In addition to those risks common to investing in any Fund, the U.S. Government Money Market Fund is subject to a number of other risks that may affect the value of its shares, including:

INTEREST RATE RISK - Interest Rate Risk involves the potential for decline in the rate of dividends the Fund pays in the event of declining interest rates.

STABLE PRICE PER SHARE RISK - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.

PERFORMANCE

The bar chart and table show the performance of the Investor Class Shares of the U.S. Government Money Market Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2006 THROUGH JUNE 30, 2006 IS X.XX%.

MONEY MARKET FUND
1995        4.93          HIGHEST QUARTER RETURN      XX.XX%
                          (quarter ended XX/XX/XXXX)
1996        4.49          LOWEST QUARTER RETURN       XX.XX%
                          (quarter ended XX/XX/XXXX)
1997        4.59

1998        4.72

1999        4.25

2000        5.42

2001        3.33

2002        0.86

2003        0.24

2004        0.44

2005        X.XX

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

INVESTOR CLASS SHARES

                                    PAST 1 YEAR     PAST 5 YEARS   PAST 10 YEARS
--------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND         X.XX%            X.XX%           X.XX%

90 DAY TREASURY COMPOSITE INDEX 2         X.XX%            X.XX%           X.XX%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 THE 90 DAY TREASURY COMPOSITE INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL MONEY MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

YIELD

Call 800.820.0888 for the Fund's current yield.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the U.S. Government Money Market Fund.

SHAREHOLDER FEES*                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES ...................................................................  0.50%
DISTRIBUTION (12b-1) FEES .........................................................  NONE
OTHER EXPENSES ....................................................................  X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................................  X.XX%

* THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS OF LESS THAN $5,000 REQUESTED BY ACCOUNTS THAT ARE NOT MANAGED BY A FINANCIAL INTERMEDIARY.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Class Shares of the U.S. Government Money Market Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 U.S. Government Money Market Fund      1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
 Investor Class                          $XXX      $XXX       $XXX        $XXX

MORE INFORMATION ABOUT THE FUNDS
--------------------------------------------------------------------------------
INVESTMENTS AND RISKS

The Domestic Equity Funds, International Equity Funds, Fixed Income Funds, Dynamic Strengthening Dollar Fund and Dynamic Weakening Dollar Fund seek to provide investment results that either match the performance of a specific benchmark on a daily basis or correlate to the performance of a specific benchmark over time.

The current benchmark used by each Fund is set forth below:

FUND                                    BENCHMARK
INVERSE MID-CAP FUND                    INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P MIDCAP 400(R) INDEX
INVERSE OTC FUND                        INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE NASDAQ 100 INDEX(R)
INVERSE RUSSELL 2000(R) FUND            INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE RUSSELL 2000(R) INDEX
INVERSE S&P 500 FUND                    INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P 500(R) INDEX
LARGE-CAP GROWTH FUND                   S&P 500/CITIGROUP PURE GROWTH INDEX
LARGE-CAP VALUE FUND                    S&P 500/CITIGROUP PURE VALUE INDEX
MID-CAP ADVANTAGE FUND                  150% OF THE PERFORMANCE OF THE S&P MIDCAP 400(R) INDEX
MID-CAP GROWTH FUND                     S&P MIDCAP 400/CITIGROUP PURE GROWTH INDEX
MID-CAP VALUE FUND                      S&P MIDCAP 400/CITIGROUP PURE VALUE INDEX
NOVA FUND                               150% OF THE PERFORMANCE OF THE S&P 500(R) INDEX
OTC FUND                                NASDAQ 100 INDEX(R)
S&P 500 FUND                            S&P 500(R) INDEX
RUSSELL 2000(R) FUND                    RUSSELL 2000(R) INDEX
RUSSELL 2000(R) ADVANTAGE FUND          150% OF THE PERFORMANCE OF THE RUSSELL 2000(R) INDEX
SMALL-CAP GROWTH FUND                   S&P SMALLCAP 600/CITIGROUP PURE GROWTH INDEX
SMALL-CAP VALUE FUND                    S&P SMALLCAP 600/CITIGROUP PURE VALUE INDEX
EUROPE ADVANTAGE FUND                   125% OF THE PERFORMANCE OF THE DOW JONES STOXX 50 INDEX(SM)
JAPAN ADVANTAGE FUND                    125% OF THE PERFORMANCE OF THE TOPIX 100 INDEX
GOVERNMENT LONG BOND ADVANTAGE FUND     120% OF THE PRICE MOVEMENT OF THE LONG TREASURY BOND
INVERSE GOVERNMENT LONG BOND FUND       INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE LONG TREASURY BOND
DYNAMIC STRENGTHENING DOLLAR FUND       200% OF THE PERFORMANCE OF THE U.S. DOLLAR INDEX(R)
DYNAMIC WEAKENING DOLLAR FUND           200% OF THE INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE U.S.
                                        DOLLAR INDEX(R)

A BRIEF GUIDE TO THE BENCHMARKS

THE S&P 500(R) INDEX. The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis. As of December 31, 2005, the S&P 500(R) Index included companies with an average capitalization of $XX.X billion.

THE NASDAQ 100 INDEX(R). The Nasdaq 100 Index(R) is a modified capitalization weighted index composed of 100 of the largest non-financial companies listed on Nasdaq Stock Market, Inc. ("Nasdaq"). As of December 31, 2005, the Nasdaq 100 Index(R) included companies with an average capitalization of $XX.X billion.

THE S&P MIDCAP 400(R) INDEX. The S&P MidCap 400(R) Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. It covers approximately 7% of the U.S. equities market. As of December 30, 2005, the S&P MidCap 400(R) Index included companies with a capitalization of $XX.X million.

DOW JONES STOXX 50 INDEX(SM). The Dow Jones Stoxx 50 Index(SM) is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors. As of December 30, 2005, the Dow Jones Stoxx 50 Index(SM) included companies with an average capitalization of $XXX.X billion.

TOPIX 100 INDEX. The Topix 100 Index is an index designed to measure performance of the 100 most liquid stocks with the largest market capitalization that are members of the broader Topix Index. The Topix and Topix 100 Indices are published by the Tokyo Stock Exchange. As of December 30, 2005, the Topix 100 Index included companies with an average capitalization of $XX billion.

RUSSELL 2000(R) INDEX. The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000 total market capitalization. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. As of December 30, 2005, the Russell 2000(R) Index included companies with an average capitalization of $XX million.

THE LONG TREASURY BOND. The Long Treasury Bond is the current U.S. Treasury bond with the longest maturity. Currently, the longest maturity of a U.S. Treasury Bond is 30 years.

S&P 500/CITIGROUP PURE VALUE INDEX. The S&P 500/Citigroup Pure Value Index is narrow in focus, containing only those S&P 500 companies with strong value characteristics. As of December 30, 2005, the S&P 500/Citigroup Pure Value Index included companies with an average capitalization of $XXX billion.

S&P 500/CITIGROUP PURE GROWTH INDEX. The S&P 500/Citigroup Pure Growth Index is narrow in focus, containing only those S&P 500 companies with strong growth characteristics. As of December 30, 2005, the S&P 500/Citigroup Pure Growth Index included companies with an average capitalization of $XX.X billion.

S&P MIDCAP 400/CITIGROUP PURE VALUE INDEX. The S&P MidCap 400/Citigroup Pure Value Index is narrow in focus, containing only those S&P MidCap 400 companies with strong growth characteristics. As of December 30, 2005, the S&P MidCap 400/Citigroup Pure Value Index included companies with an average capitalization of $X.X billion.

S&P MIDCAP 400/CITGROUP PURE GROWTH INDEX. The S&P MidCap 400/Citigroup Pure Growth Index is narrow in focus, containing only those S&P MidCap 400 companies with strong growth characteristics. As of December 30, 2005, the S&P MidCap 400/Citigroup Pure Growth Index included companies with an average capitalization of $XX million.

S&P SMALLCAP 600/CITIGROUP PURE VALUE INDEX. The S&P SmallCap 600/Citigroup Pure Value Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong value characteristics. As of December 30, 2005, the S&P SmallCap 600/Citigroup Pure Value Index included companies with an average capitalization of $XX million.

S&P SMALLCAP 600/CITIGROUP PURE GROWTH INDEX. The S&P SmallCap 600/Citigroup Pure Growth Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong growth characteristics. As of December 30, 2005, the S&P SmallCap 600/Citigroup Pure Growth Index included companies with an average capitalization of $XX million.

U.S. DOLLAR INDEX(R). The U.S. Dollar Index(R) (USDX), provides a general indication of the international value of the U.S. Dollar. The USDX does this by averaging the exchange rates between the U.S. Dollar and six major world currencies (Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc). The USDX is calculated continuously using foreign exchange quotes from hundreds of banks around the world.

--------------------------------------------------------------------------------
UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds which use leverage as part of their investment strategy. The following simple examples provide an illustration:

EXAMPLE A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

EXAMPLE B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of the same index. On day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. On day two, however, the value of your shares in the leveraged fund would be expected to decrease $24 (20% of $120) to $96.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B). In addition, because of the effect of compounding, the performance of a leveraged fund is more likely to match the performance of its underlying index on a daily basis than over an extended period of time.
--------------------------------------------------------------------------------

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments, the Advisor, develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

DOMESTIC EQUITY, INTERNATIONAL EQUITY, FIXED INCOME, DYNAMIC STRENGTHENING DOLLAR AND DYNAMIC WEAKENING DOLLAR FUNDS. The Advisor's primary objective for the Funds is to correlate with the performance of the index underlying each Fund's benchmark. The following Funds - the Nova, Government Long Bond Advantage, Mid-Cap Advantage, Russell 2000(R) Advantage, Europe Advantage, Japan Advantage, Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds - are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that stimulate leveraged returns without requiring a commitment of cash in excess of the Funds' assets. For the Inverse S&P 500, Inverse OTC, Inverse Government Long Bond, Inverse Mid-Cap, Inverse Russell 2000(R) and Dynamic Weakening Dollar Funds, the Adviser uses short selling techniques to produce returns that move inversely to the performance of their respective indices.

SECTOR AND COMMODITIES FUNDS. In managing the Sector and Commodities Funds, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market. Because appropriate published indices are not available for many of the Rydex Sector Funds, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for each sector, which is defined as companies that derive at least 50% of their assets, gross income or net profits from business activity in the given sector. The Advisor then employs a quantitative model to screen companies based on criteria of capitalization, liquidity and correlation. The resulting portfolio is weighted by market capitalization with some modifications to ensure diversification. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Sector Funds to ensure that each Fund remains a valid representative of its sector.

MASTER-FEEDER INVESTMENT STRUCTURE. As discussed in their respective "Fund Information" sections, the Nova, Inverse S&P 500, Inverse OTC, and Inverse Government Long Bond Funds pursue their respective investment objectives INDIRECTLY by investing through what is sometimes referred to as a "master-feeder arrangement." Prior to April 3, 2000, the predecessors to these Funds did not use a master-feeder arrangement. Each of the other Funds reserves the right to pursue its investment objective through a master-feeder arrangement.

Under a master-feeder arrangement, a Fund's investment portfolio is composed solely of shares of a "master fund," which is a separate mutual fund that has an identical investment objective, e.g., the Inverse S&P 500 Fund would act as a "feeder fund," holding shares of its master fund as its only investment. As a result, the Fund has an indirect interest in all of the securities owned by its corresponding master fund. Because of this indirect interest, the Fund's investment returns should be the same as those of the master fund, adjusted for Fund expenses.

The Advisor manages the investment portfolios of each Fund and its corresponding master fund. Under the master-feeder arrangement, investment advisory fees and custody fees are charged at the master-fund level, and other administrative costs are charged at the feeder-fund level. This arrangement avoids a "layering" of fees, e.g., each Fund's Total Annual Operating Expenses would be no higher as a result of investing in a master-feeder arrangement than they would be if the Funds pursued their investment objectives directly. In addition, the Advisor may discontinue investing through the master-feeder arrangement and manage the Fund directly if the Trust's Board of Trustees determines that doing so is in the best interests of shareholders.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds (which includes their respective "master fund," as applicable) are subject to a number of risks that may affect the value of the Funds' shares.

EARLY CLOSING RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - The normal close of trading of securities listed on the Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

FIXED INCOME RISK (FIXED INCOME FUNDS) - The market value of fixed income investments will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in a Fund having to reinvest the proceeds in lower yielding securities. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

FOREIGN CURRENCY RISK - (SECTOR, INTERNATIONAL EQUITY, DYNAMIC STRENGTHENING DOLLAR AND DYNAMIC WEAKENING DOLLAR FUNDS) - The Funds' investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

o The value of a Fund's assets measured in U.S. Dollars may be affected by changes in currency exchange rates and exchange control regulations.

o A Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Funds do not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. Dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

FOREIGN SECURITIES RISK (SECTOR AND INTERNATIONAL EQUITY FUNDS) - Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income.
Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

FUTURES AND OPTIONS RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, a Fund may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its position by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call option written by the Fund.

      The risks associated with the Funds' use of futures and options contracts include:

      o A Fund experiencing losses over certain ranges in the market that exceed losses experienced by the funds that do not use futures contracts and options.

      o There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

      o Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Funds may be unable to close out their futures contracts at a time which is advantageous.

      o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

      o Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

INDUSTRY CONCENTRATION RISK (INVERSE OTC, OTC, SECTOR AND COMMODITIES FUNDS) - With the exception of the Sector and Commodities Funds none of the Funds will invest 25% or more of the value of a Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the Inverse OTC Fund's and the OTC Fund's benchmark -- the Nasdaq 100 Index(R) -- is concentrated in technology companies. The Sector and Commodities Funds invest in the securities of a limited number of issuers conducting business in a specific market sector and therefore may be concentrated in an industry or group of industries within a sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

MARKET RISK (ALL FUNDS EXCEPT FIXED INCOME, DYNAMIC STRENGTHENING DOLLAR, DYNAMIC WEAKENING DOLLAR, COMMODITIES AND U.S. GOVERNMENT MONEY MARKET FUNDS) - The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Funds' equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

TRACKING ERROR RISK (DOMESTIC EQUITY, INTERNATIONAL EQUITY, FIXED INCOME, DYNAMIC STRENGTHENING DOLLAR AND DYNAMIC WEAKENING DOLLAR FUNDS) - Tracking error risk refers to the risk that the Domestic Equity, International Equity, Fixed Income, Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds' returns may not match or correlate to the returns of their respective benchmarks on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

In addition to these factors, the risk of tracking error for the International Equity Funds is compounded by the time difference between the close of the foreign securities markets underlying the Funds' respective benchmarks and the time the Funds price their shares at the close of the New York Stock Exchange ("NYSE").

TRADING HALT RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - The Funds typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Funds may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Funds price their shares may limit the Funds' ability to use leverage and may prevent the Funds from achieving their investment objectives. In such an event, the Funds also may be required to use a "fair-value" method to price their outstanding contracts.

SHORT SALES RISK (INVERSE MID-CAP, INVERSE OTC, INVERSE RUSSELL 2000(R), INVERSE S&P 500, INVERSE GOVERNMENT LONG BOND, DYNAMIC STRENGTHENING DOLLAR AND DYNAMIC WEAKENING DOLLAR FUNDS) - Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when a Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the cash generated by the short sale. To the extent that the interest rate that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. This type of short sales expense is sometimes referred to as the "negative cost of carry," and will tend to cause a Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION ISSUER RISK (MID-CAP ADVANTAGE, RUSSELL 2000(R) FUND, RUSSELL 2000(R) ADVANTAGE, MID-CAP VALUE, INVERSE MID-CAP, INVERSE RUSSELL 2000(R), MID-CAP GROWTH, SMALL-CAP GROWTH, SMALL-CAP VALUE, AND REAL ESTATE FUNDS) - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon relatively small management groups. These securities may trade over-the-counter or be listed on an exchange and may or may not pay dividends.

STRUCTURED NOTE RISK (COMMODITIES FUND) - The Commodities Fund intends to invest in commodity-linked structured notes. Commodity-linked structured notes provide exposure to the investment returns of "real assets" (I.E., assets that have tangible properties) that trade in the commodities markets without investing directly in physical commodities. The performance of these notes is determined by the price movement of the commodities underlying the note. A highly liquid secondary market may not exist for the commodity-linked structured notes, and there can be no assurance that one will develop. However, on April 10, 2006, Rydex received a private letter ruling from the IRS that concluded that commodity-linked structured notes will produce qualifying income for a regulated investment company under the Internal Revenue Code of 1986, as amended. Consequently, the Advisor believes that other mutual funds may increase their investment in commodity-linked structured notes leading to the creation and maintenance of a more liquid secondary market.

SWAP COUNTERPARTY CREDIT RISK (DOMESTIC EQUITY, INTERNATIONAL EQUITY, DYNAMIC STRENGTHENING DOLLAR AND DYNAMIC WEAKENING DOLLAR FUNDS) - The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

COMMODITY-LINKED DERIVATIVE INVESTMENT RISK (COMMODITIES FUND) - The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets.

      INDEX-LINKED AND COMMODITY-LINKED "STRUCTURED" SECURITIES - The Commodities Fund invests in derivative instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts, or the performance of commodity indices, such as the GSCI. these are "commodity-linked" or "index-linked" securities. They are sometimes referred to as "structured securities" because the terms of the instrument may be structured by the issuer of the security and the purchaser of the security, such as the Fund. These securities may be issued by banks, brokerage firms, insurance companies and other corporations.

      The value of these securities will rise or fall in response to changes in the underlying commodity or related index or investment. These securities expose the Fund economically to movements in commodity prices. In addition to commodity price risk, the securities also are subject to credit and interest rate risks that in general affect the values of debt securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

Investor  Class and  H-Class  Shares are  offered  directly  through  Rydex Fund
Services, Inc. and also through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You can request an account
application  by  calling  Rydex   shareholder   services  at   800.820.0888   or
301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. Certain account types may be opened online via the website. For more information on opening an account, call Rydex shareholder services at 800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to fill out a different application than you would if you were opening a regular account. When you call Rydex to request an account application, be sure to let the shareholder services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

--------------------------------------------------------------------------------
      MINIMUM AMOUNTS

The minimum initial investment amount and minimum account balance for Investor Class and H-Class Shares are:

o     $25,000 non-managed accounts (INCLUDING RETIREMENT ACCOUNTS)

o     $15,000 for accounts managed by a financial  intermediary

Accounts opened through a financial intermediary will be subject to your financial intermediary's minimum initial investment amount and minimum account balance, which may be different than the amounts above.

For new IRA accounts to meet Investor Class or H-Class Shares' minimum investment amount requirements, you must transfer an existing IRA (or multiple
IRAs) to open an IRA account with Rydex.

There are no minimum amounts for subsequent investments in the Funds. Rydex reserves the right to modify its minimum account requirements at any time, with or without prior notice to you.

--------------------------------------------------------------------------------

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

o     Attach a copy of the trust document when establishing a trust account.

o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of corporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

o You must provide a street address (Rydex does not accept P.O. Box(es), only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

o     BE SURE TO SIGN THE APPLICATION.

o If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day").

The Government Long Bond Advantage Fund and the Inverse Government Long Bond Fund will not accept transaction orders and will not calculate NAV on days when the U.S. Government Bond market is closed, including Columbus Day and Veterans' Day.

--------------------------------------------------------------------------------
CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV.

Each Fund calculates its NAV by:

o     Taking the current market value of its total assets

o     Subtracting any liabilities

o     Dividing that amount by the total number of shares owned by shareholders

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Funds, except for the S&P 500 Fund and Russell 2000(R) Fund, calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). The S&P 500 Fund and Russell 2000(R) Fund calculate NAV twice each Business Day in the morning and again in the afternoon. The S&P 500 and Russell 2000(R) Funds' morning NAV is calculated as of 10:45 a.m., Eastern Time and the Funds' afternoon NAV is calculated as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time).

If the exchange or market where a Fund's securities or other investments are primarily traded closes early - such as on days in advance of holidays generally observed by participants in these markets - the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAI. The S&P 500 Fund and Russell 2000(R) Fund will only calculate NAV once on days when the exchange or market on which the Funds' securities or other investments trade closes early at the close of the exchange or market. These dates are listed in the SAI.

In calculating NAV, each Fund, except for the Europe Advantage and Japan Advantage Funds, generally values its investment portfolio based on the market price of the securities as of the time a Fund determines NAV. If market prices are unavailable or a Fund thinks that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may not be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to a Fund's NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV. Because the commodities markets typically close at 3:00 p.m., Eastern Time, before the Commodities Fund determines its NAV, the Commodities Fund may be more likely to rely on fair valuation each day when determining its NAV.

The Europe Advantage and Japan Advantage Funds generally value their assets at fair value using procedures approved by the Board of Trustees because of the time difference between the close of the relevant foreign exchanges and the time the Europe Advantage and Japan Advantage Funds price their shares at the close of the NYSE. As such, the value assigned to the Europe Advantage and Japan Advantage Funds' securities may not be the quoted or published prices of those securities on their primary markets or exchanges.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
security might actually trade if a reliable market price were readily available.

The U.S. Government Money Market Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Funds' Board of Trustees.

More information about the valuation of the Funds' holdings and the amortized cost method can be found in the SAI.

--------------------------------------------------------------------------------

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received in good form by the Funds' transfer agent, distributor, or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check or wire transfer.

-------------------------------------------------------------------------------------------------
   METHOD      FUND                                 MORNING CUT-OFF        AFTERNOON CUT-OFF
-------------------------------------------------------------------------------------------------
By Mail        All Funds                            Not Available          Market Close
-------------------------------------------------------------------------------------------------
By Phone       Domestic Equity Funds - except       Not Available          3:45 PM Eastern Time
               for the S&P 500 and Russell 2000(R)
               Funds
               ----------------------------------------------------------------------------------
               Domestic Equity Funds - S&P 500      10:30 AM Eastern Time  3:45 PM Eastern Time
               and Russell 2000(R) Funds
               ----------------------------------------------------------------------------------
               Sector Funds                         Not Available          3:30 PM Eastern Time
               ----------------------------------------------------------------------------------
               International Equity Funds           Not Available          3:45 PM Eastern Time
               ----------------------------------------------------------------------------------
               Fixed Income Funds                   Not Available          3:45 PM Eastern Time
               ----------------------------------------------------------------------------------
               Alternative Funds - Dynamic          Not Available          3:45 PM Eastern Time
               Strengthening Dollar and Dynamic
               Weakening Dollar Funds
               ----------------------------------------------------------------------------------
               Alternative Funds - Commodities      Not Available          3:30 PM Eastern Time
               Fund
               ----------------------------------------------------------------------------------
               Money Market Fund**                  Not Available          1:00 PM Eastern Time
-------------------------------------------------------------------------------------------------
By Internet    Domestic Equity Funds - except       Not Available          3:50 PM Eastern Time
               for the S&P 500 and Russell 2000(R)
               Funds
               ----------------------------------------------------------------------------------
               Domestic Equity Funds - S&P 500      10:30 AM Eastern Time  3:50 PM Eastern Time
               and Russell 2000(R) Funds
               ----------------------------------------------------------------------------------
               Sector Funds                         Not Available          3:45 PM Eastern Time
               ----------------------------------------------------------------------------------
               International Equity Funds           Not Available          3:50 PM Eastern Time
               ----------------------------------------------------------------------------------
               Fixed Income Funds                   Not Available          3:50 PM Eastern Time
               ----------------------------------------------------------------------------------
               Alternative Funds (Dynamic           Not Available          3:50 PM Eastern Time
               Strengthening Dollar and Dynamic
               Weakening Dollar Funds)
               ----------------------------------------------------------------------------------
               Alternative Funds (Commodities       Not Available          3:45 PM Eastern Time
               Fund)
               ----------------------------------------------------------------------------------
               Money Market Fund**                  Not Available          1:00 PM Eastern Time
-------------------------------------------------------------------------------------------------
By Financial   All Funds - except for the S&P       Not Available          Market Close*
Intermediary   500 and Russell 2000(R) Funds
               ------------------------------------------------------------
               Domestic Equity Funds - S&P 500      10:30 AM Eastern Time
               and Russell 2000(R) Funds
-------------------------------------------------------------------------------------------------

*    EACH   FINANCIAL   INTERMEDIARY   MAY  HAVE  ITS  OWN  RULES   ABOUT  SHARE
     TRANSACTIONS, AND MAY HAVE DIFFERENT CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.

** TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND FOR THE U.S. GOVERNMENT MONEY MARKET FUND, THE FUND MUST RECEIVE YOUR WIRE PURCHASE ORDER BY 1:00 P.M., EASTERN TIME. ALL REDEMPTION ORDERS RECEIVED PRIOR TO 1:00 P.M.,

     EASTERN TIME WILL NOT RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND. ALL REDEMPTION ORDERS RECEIVED AFTER 1:00 P.M., EASTERN TIME ARE ENTITLED TO THE CURRENT BUSINESS DAY'S DIVIDEND.

EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described above, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary or other securities dealer, you will ordinarily submit your transaction orders through that financial intermediary or other securities dealer. Your intermediary is responsible for ensuring that your transaction order contains all of the necessary information, sometimes referred to as "good order," and promptly transmitting your order to the Funds. Transaction orders received in good order by your intermediary or securities dealer will be processed at the Fund's next determined NAV. Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your intermediary directly.

BUYING FUND SHARES
--------------------------------------------------------------------------------
The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.

PURCHASE PROCEDURES

The Funds offer you the option to send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or Automated Clearing House ("ACH"). The Funds do not accept cash or cash equivalents, such as travelers' checks, money orders, bearer bonds, government checks, third-party checks or credit card convenience checks. Cashiers checks, bank checks, official checks and treasurers' checks under $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interest of the Funds. You may buy shares and send your purchase proceeds by any of the methods described below:

--------------------------------------------------------------------------------

BY MAIL

IRA AND OTHER  RETIREMENT  ACCOUNTS  REQUIRE  ADDITIONAL  PAPERWORK.

CALL RYDEX SHAREHOLDER SERVICES TO REQUEST A RETIREMENT ACCOUNT INVESTOR APPLICATION KIT.

-------------------------------------     --------------------------------------
         INITIAL PURCHASE                          SUBSEQUENT PURCHASES
-------------------------------------     --------------------------------------
Complete the account application that     Complete the Rydex investment slip
corresponds to the type of account        included with your quarterly statement
you are opening.                          or send written purchase instructions
                                          that include:
o  MAKE SURE TO DESIGNATE WHICH RYDEX
   FUND(S) YOU WANT TO PURCHASE.          o  YOUR NAME

o  MAKE SURE YOUR INVESTMENT              o  YOUR SHAREHOLDER ACCOUNT NUMBER
   MEETS THE ACCOUNT MINIMUM.
                                          o  WHICH RYDEX FUND(S) YOU WANT TO
                                             PURCHASE.
--------------------------------------------------------------------------------
                  Make your check payable to RYDEX INVESTMENTS
--------------------------------------------------------------------------------
      Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
--------------------------------------------------------------------------------
   Include the name of the Rydex Fund(s) you want to purchase on your check.
IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT
        WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET FUND.
--------------------------------------------------------------------------------
 Mail your application and check to:             Mail your written purchase
                                                 instructions and check to:
-------------------------------------     --------------------------------------
MAILING ADDRESS:
Rydex Investments
Attn: Ops. Dept.
9601 Blackwell Road, Suite 500
Rockville, MD 20850

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY WIRE

RYDEX SHAREHOLDER SERVICES PHONE NUMBER:
800.820.0888
OR
301.296.5406

----------------------------------------     -----------------------------------
          INITIAL PURCHASE                          SUBSEQUENT PURCHASES
----------------------------------------     -----------------------------------
Obtain an account number by completing       Be sure to designate in your wire
the account application that corresponds     instructions  which Rydex Fund(s)
to the type of account you are opening.      you want to purchase.
Then, fax or mail it to Rydex.

o  MAKE SURE TO DESIGNATE WHICH RYDEX
   FUND(S) YOU WANT TO PURCHASE.

o  MAKE SURE YOUR INVESTMENT MEETS THE
   ACCOUNT MINIMUM.
--------------------------------------------------------------------------------
To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order, YOU MUST CALL RYDEX SHAREHOLDER SERVICES AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE
PURCHASING:

o Account Number

o Fund Name

o Amount of Wire

o Fed Wire Reference Number (upon request)

You will receive a confirmation number to verify that your purchase order has been accepted.

   IF YOU DO NOT NOTIFY RYDEX SHAREHOLDER SERVICES OF THE INCOMING WIRE, YOUR
       PURCHASE ORDER WILL NOT BE PROCESSED UNTIL THE NEXT BUSINESS DAY.
--------------------------------------------------------------------------------
WIRE INSTRUCTIONS:
U.S. Bank
Cincinnati, OH
Routing Number: 0420-00013
For Account of: Rydex Investments
Account Number: 48038-9030
[Your Name]
[Your shareholder account number]

      IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR
                       INVESTMENT WILL BE CREDITED TO THE
                    RYDEX U.S. GOVERNMENT MONEY MARKET FUND.
--------------------------------------------------------------------------------
BY ACH (FAX)

RYDEX FAX NUMBER: 301.296.5103
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           INITIAL PURCHASE                         SUBSEQUENT PURCHASES
-------------------------------------     --------------------------------------
Submit new account paperwork, and         Send written purchase instructions
then call Rydex to obtain your            that include:
account number. Be sure to complete
the "Electronic Investing via ("ACH")     o  YOUR NAME
section. Then, fax it to Rydex
(ONLY Individual, Joint and               o  YOUR SHAREHOLDER ACCOUNT NUMBER
UGMA/UTMA accounts may be opened by          WHICH RYDEX FUND(S) YOU WANT TO
fax).                                        PURCHASE

o  MAKE SURE TO INCLUDE A LETTER OF       o  ACH BANK INFORMATION (IF NOT ON
   INSTRUCTION REQUESTING THAT WE            RECORD).
   PROCESS YOUR PURCHASE BY ACH.

o  MAKE SURE TO DESIGNATE WHICH RYDEX
   FUND(S) YOU WANT TO PURCHASE.

o  MAKE SURE YOUR INVESTMENT MEETS
   THE ACCOUNT MINIMUM.
--------------------------------------------------------------------------------
BY ACH (INTERNET)

     Follow the directions on the Rydex web site - www.rydexinvestments.com
--------------------------------------------------------------------------------

CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

o     if your bank does not honor your check for any reason

o     if the transfer agent does not receive your wire transfer

o     if the transfer agent does not receive your ACH transfer

o     if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES
--------------------------------------------------------------------------------

The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the next determined NAV, subject to any applicable CDSC, calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the next determined NAV after your redemption order is received in good order by the transfer agent.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account. The Funds offer you the option to send redemption orders by:

--------------------------------------------------------------------------------
                      Rydex Investments
      MAIL            Attn: Ops. Dept.
                      9601 Blackwell Road, Suite 500
                      Rockville, MD 20850
--------------------------------------------------------------------------------
                      301.296.5103
      FAX             If you send your redemption  order by fax, you should call
                      Rydex shareholder services at 800.820.0888 or 301.296.5406 to verify that your fax was received.
--------------------------------------------------------------------------------
   TELEPHONE          800.820.0888 or 301.296.5406
--------------------------------------------------------------------------------

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

o     your name

o     your shareholder account number

o     Fund name(s)

o     dollar amount or number of shares you would like to sell

o     whether you want your sale proceeds sent to you by check, wire or ACH

o     signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given you written authorization to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions  from your  tax-qualified  plan or individual  retirement  account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules. You will receive more information about tax withholding in the distribution materials you receive from your tax-qualified plan or IRA.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be wired on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR CHECK HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR CHECK TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically via ACH or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND INCLUDE A SIGNATURE GUARANTEE, AND MAY NOT BE FAXED.

----------------------------------------------------------------------
SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.
----------------------------------------------------------------------

REDEEMING SHARES BY CHECKWRITING

If you hold shares directly, you may redeem shares from the Money Market Fund by writing checks for $500 or more on your existing account. The checks may be made payable to any person or entity and your account will continue to earn dividends until the check clears. If your Money Market Fund's balance is insufficient to cover the amount of your check, the transfer agent will automatically exchange sufficient funds from your Rydex Fund with the highest account balance to cover the check.

You can obtain a checkwriting application by calling 800.820.0888. Because of the difficulty of determining in advance the exact value of your Fund account, you may not use a check to close your account. There is no fee for the checkwriting privilege, but if payment on a check is stopped upon your request, or if the check cannot be honored because of insufficient funds or other valid reasons, you may be charged a fee by the financial institution where you presented your check for payment. The Funds may suspend the checkwriting privilege at any time.

LOW BALANCE ACCOUNTS

The Funds may redeem your shares if the value of your account falls below the required minimum investment amount due to redemption activity. However, the Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares. In addition, to offset the administrative expense of servicing small accounts, the Funds may, without further notice, impose an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason.

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

Unlike most mutual funds, the Funds, except the Commodities Fund, offer unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Fund and use the proceeds from that sale to purchase shares of another Fund. Investors may make exchanges on any Business Day of Investor Class Shares or H-Class Shares of any Fund for Investor Class Shares or H-Class shares of any other Fund, on the basis of the respective net asset values of the shares involved. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus are subject to the Funds' transaction cut-off times. All exchange requests must be received by the Fund's transfer agent prior to the cut-off time of the Fund you are exchanging out of or the Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with other Rydex Funds" below for additional information. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

The Funds offer you the option to send exchange requests by:

--------------------------------------------------------------------------------
                Rydex Investments
      MAIL      Attn: Ops. Dept.
                9601 Blackwell Road, Suite 500
                Rockville, MD 20850
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                301.296.5103
      FAX       If you send your exchange request by fax, you should call Rydex shareholder services at 800.820.0888 to verify that your fax was received.
--------------------------------------------------------------------------------
   TELEPHONE    800.820.0888 OR 301.296.5406
--------------------------------------------------------------------------------
    INTERNET    Follow the directions on the Rydex web site -
                www.rydexinvestments.com
--------------------------------------------------------------------------------

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

o     your name

o     your shareholder account number

o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging in to (buying)

o dollar amount, number of shares or percentage of Fund position involved in the exchange

o signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given you written authorization to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

Investors may make exchanges on any Business Day of Investor Class Shares or H-Class Shares of any Fund for Investor Class Shares or H-Class Shares of any Rydex Fund not offered in this Prospectus. While most Rydex Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Rydex Strategic Funds do not allow for unlimited trading. If you are contemplating an exchange for shares of any Rydex Fund not offered in this Prospectus, you should obtain and review that Fund's current prospectus before making the exchange. You can obtain a prospectus for any Rydex Fund not described in this Prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts or other entity. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens and we will not open any new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, please visit the Rydex web site at www.rydexinvestments.com or call
800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates does not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (E.G. if you are unable to access your online service provider), input errors on the internet, severe weather, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving all communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Funds reserve the right to discontinue your
eDelivery   service  if  two  (2)  or  more  e-mail   notices  are  returned  as
undeliverable.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees for services associated with the following:

o     $15 for wire transfers of redemption proceeds under $5,000

o     $50 on purchase checks returned for insufficient funds

o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

o $15 for standard overnight packages (fee may be higher for special delivery options)

o     $25 for bounced draft checks or ACH transactions

o     $15 per year for low balance accounts

o The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain  retirement  plans such as IRA, Roth IRA,  Simplified  Employee  Pension
(SEP), and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Because the Funds, except for the Commodities Fund, are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds may come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

Unlike most other Rydex Funds, the Commodities Fund is not suitable for purchase by active investors. The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

Rydex will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this Prospectus. The Fund restricts shareholders to no more than one substantive redemption out of the Fund (by any means, including exchanges) followed by a purchase of the Fund (by any means, including exchanges) within any ninety-day period. "Substantive" means a dollar amount that the Advisor has determined, in its sole discretion, could adversely affect management of the Fund. This restriction will not apply to systematic transactions, including rebalancing programs, automatic investment programs, and dividend reinvestment programs because the Trust reasonably determined that these categories of transactions do not raise frequent trading or market timing concerns. For purposes of applying the Fund's policies, Rydex Investments may consider the trading history of accounts under common ownership or control. In addition, the Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if Rydex Investments reasonably believes that the trading activity would be harmful or disruptive to the Fund.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund's access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.

RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interest of the Funds or in cases where the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

--------------------------------------------------------------------------------

DISTRIBUTION AND SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

The Funds have adopted a Distribution Plan and a Shareholder Services Plan with respect to H-Class Shares that allows the Funds to pay distribution and/or services fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution and/or shareholder services ("Service Providers"). The Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the Investment Company Act of 1940. If a Service Provider provides shareholder services, the Funds will pay service fees to the Distributor at an annual rate not to exceed 0.25% of the average daily net assets of a Fund. The Distributor will, in turn, pay the Service Provider for the services it provides. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

Rydex Investments, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of Rydex Investments, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. Rydex Investments determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with Rydex Investments. Rydex Investments periodically determines the advisability of continuing these payments. Rydex Investments may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market and Government Long Bond Advantage Funds, which declare dividends daily and pay them monthly or upon redemption. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

o Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

o The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.

o Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a fund from U.S. corporations, subject to certain limitations.

o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

o Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

o The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

o If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

TAX STATUS OF SHARE TRANSACTIONS

Each sale, exchange, or redemption of Fund shares may be a taxable event to you. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

Rydex Investments, the Advisor, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment adviser and manager of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since the Funds' inception over 10 years ago, and serves as sub-adviser to several other mutual funds.

The  Advisor  makes  investment  decisions  for  the  assets  of the  Funds  and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under investment advisory agreement between the Trust and the Advisor, the Funds will pay the Advisor a fee at an annualized rate for the fiscal year ended March 31, 2006, based on the average daily net assets for each Fund, as set forth below:

FUND                                                        ADVISORY FEE
INVERSE MID-CAP                                                    0.90%
INVERSE OTC*                                                       0.90%
INVERSE RUSSELL 2000(R)                                            0.90%
INVERSE S&P 500*                                                   0.90%
LARGE-CAP GROWTH                                                   0.75%
LARGE-CAP VALUE                                                    0.75%
MID-CAP ADVANTAGE                                                  0.90%
MID-CAP GROWTH                                                     0.75%
MID-CAP VALUE                                                      0.75%
NOVA*                                                              0.75%
OTC                                                                0.75%
S&P 500                                                            0.75%
RUSSELL 2000(R)                                                    0.75%
RUSSELL 2000(R) ADVANTAGE                                          0.90%
SMALL-CAP GROWTH                                                   0.75%
SMALL-CAP VALUE                                                    0.75%
SECTOR FUNDS (EXCEPT PRECIOUS METALS)                              0.85%
PRECIOUS METALS                                                    0.75%
INTERNATIONAL EQUITY FUNDS                                         0.90%
GOVERNMENT LONG BOND ADVANTAGE                                     0.50%
INVERSE GOVERNMENT LONG BOND*                                      0.90%
COMMODITIES FUND**                                                 0.75%
DYNAMIC STRENGTHENING DOLLAR FUND                                  0.90%
DYNAMIC WEAKENING DOLLAR FUND                                      0.90%
U.S. GOVERNMENT MONEY MARKET                                       0.50%

 *    THE ADVISORY FEES PAID REPRESENT THE FEES PAID AT THE MASTER FUND LEVEL.

** Through August 1, 2007, Rydex has contractually agreed to waive its management fee to the extent necessary to limit the ordinary operating expenses of the Fund (but excluding interest expenses, brokerage commissions and extraordinary expenses) to not more than 1.20% per annum of the average monthly net assets of the Fund (the "Contractual Fee Waiver"). [Rydex may recoup all or a portion of any waived management fees and expenses it has borne, if any, within one year after the end of the fiscal year in which the waiver was made.] The Contractual Fee Waiver may not be modified or eliminated prior to August 1, 2007, except with the approval of the Board. There is not guarantee that the contractual fee waiver will continue beyond August 1, 2007.

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's approval of the investment advisory agreement is available in the Trust's annual report to shareholders for the fiscal year ended March 31, 2006.

PORTFOLIO MANAGEMENT

Each Fund is managed by a team of investment professionals. The following provides additional information about the portfolio managers that are jointly and primarily responsible for the day-to-day management of the Funds and their respective management roles.

MICHAEL P. BYRUM, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Long Bond Advantage, Inverse S&P 500 and Inverse OTC Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. Mr. Byrum has co-managed each of the Funds since their respective inception dates.

JAMES R. KING, CFA, joined Rydex in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager and currently serves as director of portfolio management. Mr. King has served as an interim director of equity trading and investment operations. Currently, Mr. King's team manages all of the Rydex leveraged and inverse funds, as well as Rydex Sector Rotation Fund. Mr. King is a member of Rydex's Investment Leadership Team, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland. Mr. King has co-managed each of the Funds since their respective inception date except for the Nova, Inverse S&P 500, OTC, Government Long Bond Advantage, Inverse Government Long Bond, U.S. Government Money Market and Precious Metals Funds, which he has co-managed since he joined Rydex in 1996.

MICHAEL J. DELLAPA, CFA, joined Rydex in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) Advantage, Healthcare, Biotechnology, and Consumer Products Funds. In 2005 Mr. Dellapa became director of investment research. Since joining Rydex, he has played a key role in developing research processes and systems to enhance current funds and develop new investment products. Mr. Dellapa is a member of Rydex's Investment Leadership Team, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. [Mr. Dellapa has co-managed each of the Funds (except for the Mid-Cap Advantage, Russell 2000(R) Advantage, Large-Cap Value, Large-Cap Growth, Mid-Cap Value, Mid-Cap Growth, Inverse Mid-Cap, Small-Cap Value, Small-Cap Growth, Inverse Russell 2000(R), Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds) since he joined Rydex in XXXX. Mr. Dellapa has co-managed the Mid-Cap Advantage, Russell 2000(R) Advantage, Large-Cap Value, Large-Cap Growth, Mid-Cap Value, Mid-Cap Growth, Inverse Mid-Cap, Small-Cap Value, Small-Cap Growth, Inverse Russell 2000(R), Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds since their respective inception dates.]

Mr. Byrum generally oversees all aspects of the day-to-day management of the Funds and reviews the activities of Messrs. King and Dellapa. Mr. King generally oversees the day-to-day management of each leveraged or inverse Rydex Fund. Mr. Dellapa heads the firm's investment research efforts and oversees the selection of equity securities for each of the Rydex Funds. Each of the portfolio managers is a member of Rydex's Investment Leadership Team, which is responsible for the final review and approval of portfolio management strategies and decisions.

Additional  information  about  the  portfolio  managers'  compensation,   other
accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the period of operations of the Funds' Investor Class Shares or H-Class Shares, as applicable. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information provided below for the period ending March 31, 2003, and all years prior, has been audited by a predecessor auditing firm. Information for subsequent periods has been audited by ____________________________, whose reports, along with the financial statements and related notes, appear in the Trust's 2006 Annual Reports. The 2006 Annual Reports are available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2006 Annual Reports are incorporated by reference in the SAI.

[FINANCIAL HIGHLIGHTS TO BE INSERTED BY AMENDMENT]

BENCHMARK INFORMATION

STANDARD &POOR'S, NASDAQ, THE FRANK RUSSELL COMPANY, DOW JONES & COMPANY, INC., STOXX LIMITED INC., THE TOKYO STOCK EXCHANGE AND THE NEW YORK BOARD OF TRADE (THE "INDEX PUBLISHERS") DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC, REGARDING:

      o     THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

      o     THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

      o THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

      o THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

      o THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, THE INDEX PUBLISHERS DO NOT:

      o     RECOMMEND  THAT  ANY  PERSON  INVEST  IN  THE  FUNDS  OR  ANY  OTHER
            SECURITIES;

      o HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS, INCLUDING CALCULATION OF NAV;

      o     HAVE  ANY  RESPONSIBILITY  OR  LIABILITY  FOR  THE   ADMINISTRATION,
            MANAGEMENT OR MARKETING OF THE FUNDS;

      o CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

      o HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

      o HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

"STANDARD & POOR'S(R),"  S&P(R)," "S&P 500(R),"  "STANDARD & POOR'S 500," "500,"
"STANDARD & POOR'S MIDCAP 400," "S&P MIDCAP 400," "STANDARD&POOR'S SMALLCAP 600," AND "S&P SMALLCAP 600" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

"NEW YORK BOARD OF TRADE," "NYBOT," "THE U.S. DOLLAR INDEX(R)," AND "USDX," ARE TRADEMARKS OR SERVICE MARKS OF THE BOARD OF TRADE OF THE CITY OF NEW YORK, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY THE NEW YORK BOARD OF TRADE AND THE NEW YORK BOARD OF TRADE MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS. DOW JONES, DOW JONES INDUSTRIAL AVERAGESM, DJIASM, OR OTHER RELEVANT MARKS/NAMES OF THE INDEX ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. DOW JONES HAS NO RELATIONSHIP TO THE RYDEX FUNDS, OTHER THAN THE LICENSING OF THE DOW JONES INDUSTRIAL AVERAGE (DJIA) AND ITS SERVICE MARKS FOR USE IN CONNECTION WITH THE FUNDS.

THE RUSSELL 2000(R) INDEX IS A TRADEMARK/SERVICE MARK OF THE FRANK RUSSELL COMPANY. RUSSELL(R) IS A TRADEMARK OF THE FRANK RUSSELL COMPANY. THE RYDEX FUNDS ARE NOT PROMOTED, SPONSORED OR ENDORSED BY, NOR IN ANY WAY AFFILIATED WITH THE FRANK RUSSELL COMPANY. FRANK RUSSELL COMPANY IS NOT RESPONSIBLE FOR AND HAS NOT REVIEWED THE RYDEX FUNDS NOR ANY ASSOCIATED LITERATURE OR PUBLICATIONS AND FRANK RUSSELL COMPANY MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, AS TO THE ACCURACY, OR COMPLETENESS, OR OTHERWISE. FRANK RUSSELL COMPANY RESERVES THE RIGHT, AT ANY TIME AND WITHOUT NOTICE, TO ALTER, AMEND, TERMINATE OR IN ANY WAY CHANGE THE RUSSELL INDEXES. FRANK RUSSELL COMPANY HAS NO OBLIGATION TO TAKE THE NEEDS OF ANY PARTICULAR FUND OR ITS PARTICIPANTS OR ANY OTHER PRODUCT OR PERSON INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING ANY OF THE RUSSELL INDEXES. FRANK RUSSELL COMPANY'S PUBLICATION OF THE RUSSELL INDEXES IN NO WAY SUGGESTS OR IMPLIES AN OPINION BY FRANK RUSSELL COMPANY AS TO THE ATTRACTIVENESS OR APPROPRIATENESS OF INVESTMENT IN ANY OR ALL

SECURITIES UPON WHICH THE RUSSELL INDEXES ARE BASED. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED IN THE RUSSELL INDEXES. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF COMPRISING THE RUSSELL INDEXES. FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

RYDEX INVESTMENTS PRIVACY POLICIES

RYDEX FUNDS, RYDEX GLOBAL ADVISORS, RYDEX DISTRIBUTORS, INC.,
RYDEX ADVISORY SERVICES AND RYDEX CAPITAL PARTNERS (COLLECTIVELY 'RYDEX")
(NOT A PART OF THIS PROSPECTUS)
--------------------------------------------------------------------------------

OUR COMMITMENT TO YOU

When you become a Rydex investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone--whether it is your personal information or the fact that you are a current or former Rydex client.

THE INFORMATION WE COLLECT ABOUT YOU

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Rydex account application or when you request a transaction that involves the Rydex Funds or one of the Rydex affiliated companies. "Nonpublic personal information" is personally identifiable private information about you. For example, it includes information regarding your name and address, social security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (E.G., purchase and redemption history).

HOW WE HANDLE YOUR PERSONAL INFORMATION

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Rydex. For example, if you ask to transfer assets from another financial institution to Rydex, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Rydex investment products and services, we may share your information within the Rydex family of affiliated companies. This would include, for example, sharing your information within Rydex so we can make you aware of new Rydex funds or the services offered through another Rydex affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

OPT OUT PROVISIONS

WE DO NOT SELL YOUR PERSONAL INFORMATION TO ANYONE. The law allows you to "opt out" of only certain kinds of information sharing with third parties. The Firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

HOW WE PROTECT PRIVACY ONLINE

Our concern for the privacy of our shareholders also extends to those who use our web site, WWW.RYDEXINVESTMENTS.COM. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Rydex web site offers customized features that require our use of "HTTP cookies"--tiny pieces of information that we ask your browser to store.

However, we make very limited use of these cookies. We only use cookies for session management and security features on the Rydex web site. We do not use them to pull data from your hard drive, to learn your email address or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the Legal Information area on our web site for more details about web site security and privacy features.

HOW WE SAFEGUARD YOUR PERSONAL INFORMATION

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

WE'LL KEEP YOU INFORMED

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at WWW.RYDEXINVESTMENTS.COM. Should you have any questions regarding our Privacy Policy, contact us at
800.820.0888 or 301.296.5100.

ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE TRUST'S SAI DATED [AUGUST 1, 2006]. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE SEC MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS EACH SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE SEC PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS BY MAIL FROM THE SEC, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102. YOU MAY ALSO OBTAIN THIS INFORMATION, UPON PAYMENT OF A DUPLICATION FEE, BY EMAILING THE SEC AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.

YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE TRUST'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING ITS LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S SEC REGISTRATION NUMBER IS 811-07584.

        PLEASE SEE THE RYDEX FUNDS' PRIVACY POLICY INSIDE THE BACK COVER.

         [LOGO] RydexInvestments
Essential for modern markets(TM)

9601 Blackwell Road
Suite 500
Rockville, MD 20850
800.820.0888
www.rydexinvestments.com

                                                              RYDEX SERIES FUNDS
                                        H-CLASS SHARES PROSPECTUS AUGUST 1, 2006

                                                 ABSOLUTE RETURN STRATEGIES FUND
                                                              HEDGED EQUITY FUND

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                                 [LOGO] RYDEX(R)

TABLE OF CONTENTS

         RYDEX SERIES FUNDS OVERVIEW                              XX

              Absolute Return Strategies Fund                     XX

              Hedged Equity Fund                                  XX

         INVESTMENTS AND RISKS                                    XX
         SHAREHOLDER INFORMATION                                  XX
         TRANSACTION INFORMATION                                  XX
         BUYING FUND SHARES                                       XX
         SELLING FUND SHARES                                      XX
         EXCHANGING FUND SHARES                                   XX
         RYDEX ACCOUNT POLICIES                                   XX
         DISTRIBUTION AND SHAREHOLDER SERVICES                    XX
         DIVIDENDS AND DISTRIBUTIONS                              XX
         TAX INFORMATION                                          XX
         MANAGEMENT OF THE FUNDS                                  XX

--------------------------------------------------------------------------------
       PLEASE SEE THE RYDEX FUNDS' PRIVACY POLICY INSIDE THE BACK COVER OF
                                THIS PROSPECTUS.
--------------------------------------------------------------------------------

                               RYDEX SERIES FUNDS

                                 H-CLASS SHARES
            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM

Rydex   Series  Funds  (the   "Trust")  is  a  mutual  fund   complex   offering
professionally managed investment portfolios. This Prospectus describes the Absolute Return Strategies Fund and the Hedged Equity Fund (the "Funds").

H-Class Shares of the Funds are sold principally to clients of professional money managers ("financial intermediaries") and to investors who take part in certain strategic and tactical asset allocation investment programs. Investors may exchange shares of the Funds through the Rydex web site - www.rydexinvestments.com - and over the phone.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

o MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

o ARE NOT FEDERALLY INSURED

o ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

o ARE NOT BANK DEPOSITS

o ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Absolute Return Strategies Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe. The secondary objective is to achieve these returns with low correlation to, and less volatility than, equity indices.

PRINCIPAL INVESTMENT STRATEGY

The Fund pursues multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds, including strategies sometimes referred to as absolute return strategies. In particular, the Fund will pursue those investment strategies that may be replicated through proprietary quantitative style analysis. These investment strategies include, but are not limited to, those described below.

LONG/SHORT EQUITY - Pursuant to a long/short equity investment strategy, portfolio managers seek to profit from investing on both the long and short sides of equity markets. The Advisor seeks to execute this investment strategy by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral value, market neutral capitalization, market neutral growth, and market neutral momentum.

EQUITY  MARKET  NEUTRAL  -  Pursuant  to an  equity  market  neutral  investment strategy, portfolio managers seek to profit from exploiting pricing relationships between different equities or related securities while typically hedging exposure to overall equity market movements. The Advisor seeks to execute this investment strategy by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: market neutral value, market neutral capitalization, market neutral growth, and market neutral momentum.

FIXED INCOME ARBITRAGE - Pursuant to a fixed income arbitrage investment strategy, portfolio managers seek to profit from relationships between different fixed income securities; leveraging long and short positions in securities that are related either mathematically or economically. The Advisor seeks to execute this strategy by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long fixed income and duration neutral default spreads.

MERGER ARBITRAGE - Pursuant to a merger arbitrage investment strategy, portfolio managers invest simultaneously in long and short positions in both companies involved in a merger or acquisition. Risk arbitrageurs typically invest in long positions in the stock of the company to be acquired and short the stock of the acquiring company. The Advisor seeks to execute this investment strategy by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: merger arbitrage spreads.

LONG/SHORT CURRENCIES - Pursuant to a long/short currencies investment strategy, portfolio managers seek to profit from buying long or selling short currencies and/or currency-related instruments. The Advisor seeks to execute this investment strategy by creating a portfolio consisting of a basket of foreign currencies.

COMMODITIES - Pursuant to a commodities investment strategy, portfolio managers seek performance with historically low correlation to traditional stocks and bonds through investments in precious metals, live- stock, grains and other basic goods or materials. The Advisor seeks to execute this investment strategy by creating a portfolio consisting of instruments with commodity market exposure.

Each of these investment strategies may incorporate one or more directional and/or non-directional positions. In general, directional positions seek to benefit from market movement in one direction or the other. In contrast, non-directional positions seek to benefit from both upward and downward movement in one or more markets. The Fund will predominately have a long exposure to directional and non-directional positions. However, there may be times that the Fund will have a short exposure to directional and/or non-
directional positions. For more information about directional and non-directional positions, see "Advisor's Investment Methodology."

The Fund may use moderate leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage. The Fund's use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate hedge fund portfolio characteristics as well as providing risk diversification.

The Fund may be long or short in a broad mix of financial assets including U.S. and foreign equities of any capitalization range, currencies, commodities, futures, options, swap agreements, high yield securities, and corporate debt. The Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

The Absolute Return Strategies Fund is subject to a number of risks that may affect the value of its shares, including:

FOREIGN CURRENCY RISK - The Fund's exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund's exposure to foreign currency may reduce the returns of the Fund.

MARKET RISK - The Fund's value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

FIXED INCOME RISK - The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes.

HIGH YIELD RISK - The Fund's investments in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

FOREIGN SECURITIES RISK - Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could adversely affect investment in foreign countries. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.

DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options and swap agreements to pursue it's investment objectives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

SMALL AND MEDIUM ISSUER RISK - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - Due to its investment strategy, the Fund may buy and sell securities frequently. Higher portfolio turnover may result in higher transactional costs and short-term capital gains that will be treated as ordinary income for tax purposes. As a result, portfolio turnover may have a negative effect on the Fund's performance.

PERFORMANCE

The Absolute Return Strategies Fund commenced operations on [insert date] . Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Absolute Return Strategies Fund.

SHAREHOLDER FEES (fees paid directly from your investment)*
REDEMPTION/EXCHANGE FEE ON SHARES OWNED LESS THAN 30 DAYS (as
a percentage of amount redeemed)**___________________________________________             X.XX%
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES________________________________________________________________________   X.XX%
DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES______________________________________   X.XX%
OTHER EXPENSES***
    SHORT DIVIDEND EXPENSES****________________________________________________________   X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES___________________________________________________   X.XX%

* THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT MANAGED BY A FINANCIAL INTERMEDIARY.

**THE FUND WILL CHARGE SHAREHOLDERS A REDEMPTION FEE WHEN THEY REDEEM SHARES HELD FOR LESS THAN THIRTY DAYS. FOR MORE INFORMATION, SEE "REDEMPTION FEES".

*** THE ADVISOR HAS CONTRACTUALLY AGREED TO PAY ALL OPERATING EXPENSES OF THE FUND, EXCLUDING INTEREST EXPENSE AND TAXES (EXPECTED TO BE DE MINIMIS), BROKERAGE COMMISSIONS AND OTHER EXPENSES CONNECTED WITH THE EXECUTION OF PORTFOLIO TRANSACTIONS, SHORT DIVIDEND EXPENSES, AND EXTRAORDINARY EXPENSES.

**** [SHORT DIVIDEND EXPENSES ARE ESTIMATED.]

IMPORTANT INFORMATION REGARDING FUND OPERATING EXPENSES - Short Dividend Expense occurs because the Fund short-sells the equity security to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the dividend rate of the equity security to the purchaser and records this as an expense. However, any such dividend on a security sold short generally reduces the market value of the shorted security - thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction. Short Dividend Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than as expenses, the expense ratio for H-Class Shares would have equaled X.XX%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the H-Class Shares of the Absolute Return Strategies Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

ABSOLUTE RETURN STRATEGIES FUND                    1 YEAR       3 YEARS
--------------------------------------------------------------------------
H-Class                                             $XXX         $XXX

HEDGED EQUITY FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Hedged Equity Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices.

PRINCIPAL INVESTMENT STRATEGY

The Fund pursues a long/short value investment strategy by employing multiple investment styles widely used by hedge funds. In particular, the Fund will pursue those long/short investment styles that may be replicated through proprietary quantitative style analysis. These long/short investment styles include, but are not limited to, those described below.

LONG/SHORT VALUE - Pursuant to a long/short value investment style, portfolio managers seek to profit from buying long or selling short equities and/or equity-related securities based on value signals. The Advisor seeks to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral value, market neutral capitalization.

LONG/SHORT GROWTH - Pursuant to a long/short growth investment style, portfolio managers seek to profit from buying long or selling short equities and/or equity-related securities based on growth signals. The Advisor seeks to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral growth, market neutral capitalization.

LONG/SHORT MOMENTUM - Pursuant to a long/short momentum investment style, portfolio managers seek to profit from buying long or selling short equities and/or equity-related securities based on price momentum signals. The Advisor attempts to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral momentum, market neutral capitalization.

COVERED CALL WRITING - Pursuant to a covered call writing investment strategy, portfolio managers seek to generate potential returns through the sale of call options covered by the holdings in the portfolio. The Advisor seeks to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, covered call options.

Each of these investment styles may incorporate one or more directional and/or non-directional positions. In general, directional positions seek to benefit from market movement in one direction or the other. In contrast, non-directional positions seek to benefit from both upward and downward movement in one or more markets. The Fund will predominately have a long exposure to directional and non-directional positions. However, there may be times that the Fund will have a short exposure to directional and/or non-directional positions. For more information about directional and non-directional positions, see "Advisor's Investment Methodology."

The Fund may use moderate leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage. The Fund's use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate long/short hedge fund portfolio characteristics as well as providing risk diversification. The Fund invests in core long positions at all times and, as a result, tends to have a long market bias. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

Under normal circumstances, the Fund will invest at least 80% of its assets in long or short positions in U.S. and foreign equity securities of any capitalization range, or derivatives thereof, including futures, options and swap agreements. This is a non-fundamental policy that can be changed by the Fund upon 60 days' notice to shareholders. The Fund may invest its remaining assets in directional and non-directional fixed income investments. The Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions.

PRINCIPAL RISKS

The Hedged Equity Fund is subject to a number of risks that may affect the value of its shares, including:

MARKET RISK - The Fund's value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options and swap agreements to pursue it's investment objectives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

FOREIGN SECURITIES RISK - Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could adversely affect investment in foreign countries. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

SMALL AND MEDIUM ISSUER RISK - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - Due to its investment strategy, the Fund may buy and sell securities frequently. Higher portfolio turnover may result in higher transactional costs and short-term capital gains that will be treated as ordinary income for tax purposes. As a result, portfolio turnover may have a negative effect on the Fund's performance.

PERFORMANCE

The Hedged Equity Fund commenced operations on [insert date] . Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Hedged Equity Fund.

SHAREHOLDER FEES (fees paid directly from your investment)*
REDEMPTION/EXCHANGE FEE ON SHARES OWNED LESS THAN 30 DAYS (as a
percentage of amount redeemed)**___________________________________________                 X.XX%
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES_________________________________________________________________            X.XX%
DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES_______________________________            X.XX%
OTHER EXPENSES***
    SHORT DIVIDEND EXPENSES****_________________________________________________            X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES____________________________________________            X.XX%

* THE FUND WILL IMPOSE A WIRE TRANSFER CHARGE OF $15 ON REDEMPTIONS UNDER $5,000 FOR ACCOUNTS THAT ARE NOT MANAGED BY A FINANCIAL INTERMEDIARY.

**THE FUND WILL CHARGE SHAREHOLDERS A REDEMPTION FEE WHEN THEY REDEEM SHARES HELD FOR LESS THAN THIRTY DAYS. FOR MORE INFORMATION, SEE "REDEMPTION FEES."

*** THE ADVISOR HAS CONTRACTUALLY AGREED TO PAY ALL OPERATING EXPENSES OF THE FUND, EXCLUDING INTEREST EXPENSE AND TAXES (EXPECTED TO BE DE MINIMIS), BROKERAGE COMMISSIONS AND OTHER EXPENSES CONNECTED WITH THE EXECUTION OF PORTFOLIO TRANSACTIONS, SHORT DIVIDEND EXPENSES, AND EXTRAORDINARY EXPENSES.

**** [SHORT DIVIDEND EXPENSES ARE ESTIMATED.]

IMPORTANT INFORMATION REGARDING FUND OPERATING EXPENSES - Short Dividend Expense occurs because the Fund short-sells the equity security to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the dividend rate of the equity security to the purchaser and records this as an expense. However, any such dividend on a security sold short generally reduces the market value of the shorted security - thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction. Short Dividend Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than as expenses, the expense ratio for H-Class Shares would have equaled X.XX%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the H-Class Shares of the Hedged Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

HEDGED EQUITY FUND                                 1 YEAR       3 YEARS
--------------------------------------------------------------------------
H-Class                                             $XXX         $XXX

MORE INFORMATION ABOUT THE FUNDS
INVESTMENTS AND RISKS

ADVISOR'S INVESTMENT METHODOLOGY

As the result of market observations and internal and external research, Rydex Investments (the "Advisor") believes that aggregate hedge fund performance is largely driven by exposure to well recognized structural investment strategies or "Beta." Beta is exposure to any systematic risk for which the investor expects to be rewarded over time. Beta is commonly referred to as market risk. In this context, the Advisor considers exposure to both directional positions (E.G., equity and/or fixed income securities) and non-directional positions (E.G., value and/or corporate default) as Beta. Although hedge fund exposure to these positions varies over time, their exposure to them in the aggregate, and the investment returns provided by the exposure, have historically been stable. The conclusion of the Advisor's research is that aggregate hedge fund returns are replicable through exposure to these structural investment positions and, therefore, can be delivered in a mutual fund.

The Funds employ a proprietary quantitative model that uses a style analysis of the returns of the appropriate segment of the hedge fund universe. This style analysis compares the returns of the appropriate hedge fund universe with the returns of various directional and non-directional positions. Based on the results of this analysis, historical research and market insights, the Advisor constructs a portfolio mix of directional and non-directional positions that best replicates the return, risk and correlation characteristics of the appropriate segment of the hedge fund universe. The Advisor anticipates adding and subtracting directional and non-directional positions over time based on continuing research of hedge fund returns.

DIRECTIONAL AND NON-DIRECTIONAL POSITIONS

A directional position is designed to have a high correlation with market returns. The Advisor selects securities to achieve particular directional positions using a quantitative model to identify those securities with high measures of liquidity and correlation to the appropriate market, for example, the Advisor may use S&P 500 futures to achieve a directional exposure to the equities market. Directional positions have market risk and are exposed to market movements. The Funds will predominately have a long exposure to directional positions. There may be times that the Funds will have a short exposure to directional positions. The Funds use some, or all, of the following directional positions:

      > An EQUITIES position involves investment in a basket of stocks or derivatives thereof, such as index futures.

      > A FIXED INCOME position involves investment in a portfolio that buys a basket of U.S. Government securities or bond futures.

      >     A COMMODITIES position involves investment in commodity indices.

      > A CURRENCIES position involves investment in a basket of foreign currencies such as, but not limited to, the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona and Swiss Franc.

      > A COVERED CALL OPTIONS position involves investment in written call options on underlying securities which a Fund already owns.

      > A LONG OPTIONS position involves investment in long call or put options. A long call option provides upside profit potential while limiting downside exposure. A long put option provides downside profit potential while limiting upside exposure.

A non-directional position is designed to have a low correlation with market returns. Non-directional positions attempt to profit by exploiting structural mispricings in the financial markets. Non-directional investment strategies are market neutral in nature and, if executed successfully, have limited market exposure. The Funds will predominately have a long exposure to non-directional positions. There may be times that the Funds will have a short exposure to non-directional positions. The Funds use some, or all, of the following non-directional positions:

      > A MARKET NEUTRAL VALUE position involves investment in a basket of stocks that exhibit traditional value characteristics and simultaneously selling short a basket of stocks that exhibit non-value characteristics. Traditional value characteristics include, but are not limited to, high book-to-price ratios, high earnings-to-price ratios and high cash flow-to-price ratios. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

      > A MARKET NEUTRAL GROWTH position involves investment in a basket of stocks that exhibit traditional growth characteristics and simultaneously selling short a basket of stocks that exhibit non-growth characteristics. Traditional growth characteristics include, but are not limited to, high earnings growth and high cash flow growth. The portfolio is formed such that long and short positions are approximately equal and has limited market exposure.

      > A MARKET NEUTRAL MOMENTUM position involves investment in a basket of stocks that exhibit strong price momentum and simultaneously selling short a basket of stocks that exhibit weak price momentum. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

      > A MARKET NEUTRAL CAPITALIZATION position involves investment in a basket of small-capitalization stocks and simultaneously selling short a basket of large-capitalization stocks. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

      > A MERGER ARBITRAGE SPREADS position involves investment in a basket of stocks that are being acquired and simultaneously selling short a basket of stocks that are making the acquisitions. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

      > A DURATION NEUTRAL TERM SPREADS position involves investment in long 10-year U.S. Government securities and simultaneously selling short 2-year U.S. Government securities. The portfolio is duration-adjusted such that the duration of both long and positions are approximately equal and has limited market exposure.

      > A DURATION NEUTRAL DEFAULT SPREADS position involves investment in a basket of corporate bonds and simultaneously selling short U.S. Government securities of similar duration. The portfolio is formed such that the duration of both long and short positions are approximately equal and has limited market exposure.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Funds' Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares.

FIXED INCOME RISK (ABSOLUTE RETURN STRATEGIES FUND) - The market value of fixed income investments will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in a Fund having to reinvest the proceeds in lower yielding securities. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

FOREIGN SECURITIES RISK (ALL FUNDS) - Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

FOREIGN CURRENCY RISK (ALL FUNDS) - The Funds' investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

o The value of a Fund's assets measured in U.S. Dollars may be affected by changes in currency exchange rates and exchange control regulations.

o A Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Funds do not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. Dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

      FUTURES AND OPTIONS RISK (ALL FUNDS) - The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover their positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover their position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

      The risks associated with the Funds' use of futures and options contracts include:

      o The Funds may experience losses over certain ranges in the market that may exceed losses experienced by funds that do not use futures contracts and options.

      o There may be an imperfect correlation between the changes in market value of the securities held by Funds and the prices of futures and options on futures.

      o Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Funds may be unable to close out their futures contracts at a time which is advantageous.

      o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

      o Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

MARKET RISK (ALL FUNDS) - The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value per share of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Funds' equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK (ALL FUNDS) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

SWAP COUNTERPARTY CREDIT RISK (ALL FUNDS) - The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

PORTFOLIO TURNOVER RISK (ALL FUNDS) - Each Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

EARLY CLOSING RISK (ALL FUNDS) - The normal close of trading of securities listed on NASDAQ and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

TRADING HALT RISK (All Funds) - The Funds typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Funds may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Funds price their shares may limit the Funds' ability to use leverage and may prevent the Funds from achieving their investment objectives. In such an event, the Funds also may be required to use a "fair-value" method to price their outstanding contracts.

SHORT SALES RISK (ALL FUNDS) - Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The

Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when a Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. Similarly, when a Fund short sells an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases a Fund's unrealized gain or reduces a Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that a Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause a Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL AND MEDIUM ISSUER RISK (All Funds) - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon relatively small management groups. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

H-Class Shares are offered directly through Rydex Fund Services, Inc. and also through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You can request an account
application  by  calling  Rydex   shareholder   services  at   800.820.0888   or
301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. For more information on opening an account, call Rydex shareholder services at 800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the shareholder services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

--------------------------------------------------------------------------------
MINIMUM AMOUNTS

The minimum initial investment amount and minimum account balance for H-Class Shares are:

o $25,000 non-managed accounts (INCLUDING RETIREMENT ACCOUNTS)

o $15,000 for accounts managed by a financial professional

Accounts opened through a financial intermediary will be subject to your financial intermediary's minimum initial investment amount and minimum account balance, which may be different than the amounts above.

For new IRA accounts to meet H-Class Shares' minimum investment amount requirements, you must transfer an existing IRA (or multiple IRAs) to open an IRA account with Rydex.

There are no minimum amounts for subsequent investments in the Funds. Rydex reserves the right to modify its minimum account requirements at any time, with or without prior notice to you.
--------------------------------------------------------------------------------

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

o Attach a copy of the trust document when establishing a trust account.

o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of corporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

o You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

o BE SURE TO SIGN THE APPLICATION.

TRANSACTION INFORMATION

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer. ALL SHAREHOLDER TRANSACTION REQUESTS MUST BE RECEIVED IN GOOD ORDER BY THE FUNDS' TRANSFER AGENT, DISTRIBUTOR, OR AUTHORIZED DEALER PRIOR TO THE CLOSE OF NORMAL TRADING ON THE NYSE, NORMALLY, 4:00 P.M., EASTERN TIME, IN ORDER TO BE PROCESSED AT THAT BUSINESS DAY'S NAV.

--------------------------------------------------------------------------------
    TRANSACTION ORDER METHOD                        CUT-OFF TIME
--------------------------------------------------------------------------------
By Mail                                Market Close
--------------------------------------------------------------------------------
By Phone                               Market Close
--------------------------------------------------------------------------------
By Internet                            Market Close
--------------------------------------------------------------------------------
By Financial Intermediary              Market Close*
--------------------------------------------------------------------------------

*Each financial intermediary may have its own rules about share transactions, and may have different cut-off times for processing your transaction order.

--------------------------------------------------------------------------------
CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV.

Each Fund calculates its NAV by:

o Taking the current market value of its total assets

o Subtracting any liabilities

o Dividing that amount by the total number of shares owned by shareholders

The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the exchange or market where a Fund's securities or other investments are primarily traded closes early - such as on days in advance of holidays generally observed by participants in these markets - the Fund may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Fund's SAI. These dates are listed in the SAI.

In calculating NAV, each Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or a Fund thinks that they are unreliable, the Fund prices those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to a Fund's NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

--------------------------------------------------------------------------------

EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described above, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order and promptly transmitting your order to the Funds. Transaction orders received in good order by your intermediary or securities dealer will be processed at the Fund's next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary also may have its own rules about share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

BUYING FUND SHARES
--------------------------------------------------------------------------------

The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, will be processed at the NAV next determined after your purchase order is received in good order.

PURCHASE PROCEDURES

The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or Automated Clearing House ("ACH"). The Funds do not accept cash or cash equivalents, such as travelers' checks, money orders, bearer bonds, government checks, third-party checks or credit card convenience checks. Cashiers checks, bank checks, official checks and treasurers' checks under $10,000 are also not accepted. You may buy shares and send your purchase proceeds by any of the methods described below:

------------------------------------------------------------------------------------------
                         INITIAL PURCHASE                   SUBSEQUENT PURCHASES
                 -------------------------------------------------------------------------
BY MAIL          Complete the account application  Complete the Rydex investment slip
IRA AND OTHER    that corresponds to the type of   included with your quarterly
RETIREMENT       account you are opening.          statement or send written purchase
ACCOUNTS                                           instructions that include:
REQUIRE          o MAKE SURE TO DESIGNATE WHICH
ADDITIONAL       RYDEX FUND(S) YOU WANT TO         o YOUR NAME
PAPERWORK.       PURCHASE.
                                                   o YOUR SHAREHOLDER ACCOUNT NUMBER
                 o MAKE SURE YOUR INVESTMENT
CALL RYDEX       MEETS THE ACCOUNT MINIMUM.        o WHICH RYDEX FUND(S) YOU WANT TO
SHAREHOLDER                                        PURCHASE.
SERVICES TO      -------------------------------------------------------------------------
REQUEST A                     Make your check payable to RYDEX INVESTMENTS.
RETIREMENT       -------------------------------------------------------------------------
ACCOUNT            Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
INVESTOR         -------------------------------------------------------------------------
APPLICATION         Include the name of the Rydex Fund(s) you want to purchase on your
KIT.                                              check.

                   IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR
                  INVESTMENT WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET
                             FUND, WHICH IS OFFERED IN A SEPARATE PROSPECTUS.
                 -------------------------------------------------------------------------
                  Mail your application and check        Mail your written purchase
                                to:                      instructions and check to:
                 -------------------------------------------------------------------------
                 MAILING ADDRESS:
                 Rydex Investments
                 Attn: Ops. Dept.
                 9601 Blackwell Road, Suite 500
                 Rockville, MD 20850
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                           INITIAL PURCHASE                  SUBSEQUENT PURCHASES
                  ------------------------------------------------------------------------
BY WIRE           Obtain an account number by         Be sure to designate in your wire
                  completing the account               instructions which Rydex Fund(s)
                  application that corresponds to           you want to purchase.
                  the type of account you are
                  opening. Then, fax or mail it to
                  Rydex.
RYDEX             o MAKE SURE TO DESIGNATE WHICH
SHAREHOLDER       RYDEX FUND(S) YOU WANT TO
SERVICES PHONE    PURCHASE.
NUMBER:
800.820.0888      o MAKE SURE YOUR INVESTMENT MEETS
OR                THE ACCOUNT MINIMUM.
301.296.5406      ------------------------------------------------------------------------
                  To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order, YOU MUST CALL RYDEX SHAREHOLDER SERVICES AND PROVIDE
                  THE FOLLOWING INFORMATION PRIOR TO THE TRANSACTION CUT-OFF TIME FOR
                  THE RYDEX FUND(S) YOU ARE PURCHASING:

                  o Account Number

                  o Fund Name

                  o Amount of Wire

                  o Fed Wire Reference Number (upon request)

                  You will receive a confirmation number to verify that your purchase order has been accepted.

                   IF YOU DO NOT NOTIFY RYDEX SHAREHOLDER SERVICES OF THE INCOMING WIRE,
                  YOUR PURCHASE ORDER WILL NOT BE PROCESSED UNTIL THE NEXT BUSINESS DAY.
                  ------------------------------------------------------------------------
                  WIRE INSTRUCTIONS:
                  U.S. Bank
                  Cincinnati, OH
                  Routing Number: 0420-00013
                  For Account of: Rydex Investments
                  Account Number: 48038-9030
                  [Your Name]
                  [Your shareholder account number]

                   IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR
                   INVESTMENT WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET
                             FUND, WHICH IS OFFERED IN A SEPARATE PROSPECTUS.
------------------------------------------------------------------------------------------
BY                                Follow the directions on the Rydex web site -
ACH                                        www.rydexinvestments.com
(INTERNET)
------------------------------------------------------------------------------------------

CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

o if your bank does not honor your check for any reason

o if the transfer agent does not receive your wire transfer

o if the transfer agent does not receive your ACH transfer

o if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF

YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES
--------------------------------------------------------------------------------

The Funds redeem their shares continuously and you may sell all or any portion of your shares back to the Funds on any Business Day. Redemption orders, like any other share transaction, will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

REDEMPTION PROCEDURES

The Funds offer you the option to send redemption orders by:

--------------------------------------------------------------------------------
               Rydex Investments
    MAIL       Attn: Ops. Dept.
               9601 Blackwell Road, Suite 500
               Rockville, MD 20850
--------------------------------------------------------------------------------
               301.296.5103
    FAX        If you send your  redemption  order by fax, you should call Rydex shareholder  services at  800.820.0888  or 301.296.5406 to verify that your fax was received.
--------------------------------------------------------------------------------
  TELEPHONE    800.820.0888 or 301.296.5406
--------------------------------------------------------------------------------

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

o your name

o your shareholder account number

o Fund name(s)

o dollar amount or number of shares you would like to sell

o whether you want your sale proceeds sent to you by check, wire or ACH

o signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given you written authorization to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions  from your  tax-qualified  plan or individual  retirement  account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or (IRA) account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules. You will receive more information about tax withholding in the distribution materials you receive from your tax-qualified plan or IRA.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be wired on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR CHECK HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR CHECK TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically via ACH or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.
--------------------------------------------------------------------------------

REDEMPTION FEES

In an effort to discourage short-term trading and defray costs incurred by the Funds and their long-term shareholders as a result, the Funds assess a 1.00% redemption fee on redemptions of shares that have been held for less than thirty
(30) days. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the appropriate Fund. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of a Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Funds on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Funds request that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Funds. However, the Funds recognize that due to operational and systems limitations, intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Funds'. Therefore, to the extent that financial intermediaries are unable to collect the redemption fee, the Funds may not be able to defray the expenses associated with short-term trades made by that financial intermediary's customers.

The Funds reserve the right to waive the redemption fee in their discretion where a Fund believes such waiver is in the best interests of the Fund, including certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns or where the financial intermediary's processing systems are unable to properly apply the redemption fee. These categories currently include: (i) participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic redemptions; (v) retirement loans and withdrawals; and (vi) redemptions in accounts participating in certain approved asset allocation programs.

LOW BALANCE ACCOUNTS

The Funds may redeem your shares if the value of your account falls below the required minimum investment amount due to redemption activity. However, the Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares. In addition, to offset the administrative expense of servicing small accounts, the Funds may, without further notice, impose an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason.

EXCHANGING FUND SHARES

An exchange is when you sell shares of one Fund and use the proceeds from that sale to purchase shares of another Fund. Investors may make exchanges on any Business Day of H-Class Shares of any Fund for H-Class, Investor Class or Advisor Class Shares of any other Fund, on the basis of the respective NAV of the shares involved. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to transaction cut-off times. All exchange requests must be received by a Fund's transfer agent prior to the cut-off time of the Fund you are exchanging out of or the Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with other Rydex Funds" below for additional information. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

The Funds offer you the option to send exchange requests by:

--------------------------------------------------------------------------------
              Rydex Investments
    MAIL      Attn: Ops. Dept.
              9601 Blackwell Road, Suite 500
              Rockville, MD 20850
--------------------------------------------------------------------------------
              301.296.5103
    FAX       If you send your exchange request by fax, you should call Rydex shareholder services at 800.820.0888 to verify that your fax was received.
--------------------------------------------------------------------------------
 TELEPHONE    800.820.0888 OR 301.296.5406
--------------------------------------------------------------------------------
              Follow the directions on the Rydex web site -
  INTERNET    www.rydexinvestments.com
--------------------------------------------------------------------------------

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

o your name

o your shareholder account number

o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging in to (buying)

o dollar amount, number of shares or percentage of Fund position involved in the exchange

o signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given you written authorization to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

Investors may make exchanges on any Business Day of H-Class Shares of any Fund for H-Class, Investor Class or Advisor Class Shares of any Rydex Fund not offered in this Prospectus. The Rydex Funds are separate mutual funds offered through separate prospectuses. While most Rydex Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds do not allow unlimited trading. If you are contemplating an exchange for shares of any Rydex Fund not described in this Prospectus, you should obtain and review that fund's current prospectus before making the exchange. You can obtain a prospectus for any Rydex Fund not described in this Prospectus by calling
800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

--------------------------------------------------------------------------------

RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts or other entity. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while they are in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, please visit the Rydex web site at www.rydexinvestments.com or call
800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates does not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (e.g., if you are unable to access your online service provider), input errors on the internet, severe weather, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

EDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving all communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Funds reserve the right to discontinue your
eDelivery   service  if  two  (2)  or  more  e-mail   notices  are  returned  as
undeliverable.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees for services associated with the following:

o $15 for wire transfers of redemption proceeds under $5,000

o $50 on purchase checks returned for insufficient funds

o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

o $15 for standard overnight packages (fee may be higher for special delivery options)

o $25 for bounced draft checks or ACH transactions

o $15 per year for low balance accounts

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

ACTIVE INVESTORS AND MARKET TIMING

Unlike most other Rydex Funds, the Funds are not suitable for purchase by active investors. The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of a Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Funds.

Rydex will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this Prospectus and approved by the Funds' Board of Trustees. The Board of Trustees has approved a redemption fee of 1% of the total redemption amount to be imposed uniformly on all Fund shares redeemed within thirty (30) days of buying them (either by purchase or exchange) subject to the limitations discussed below. For purposes of applying the Funds' policies, Rydex may consider the trading history of accounts under common ownership or control. In addition, the Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if Rydex reasonably believes that the trading activity would be harmful or disruptive to the Funds.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result, frequent trading could adversely affect the Funds and their long-term shareholders as discussed above.

RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interest of the Funds or in cases where the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

The Funds have adopted a Distribution Plan and a Shareholder Services Plan with respect to H-Class Shares that allows the Funds to pay distribution and/or services fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution and/or shareholder services ("Service Providers"). The Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the Investment Company Act of 1940. If a Service Provider provides shareholder services, the Funds will pay service fees to the Distributor at an annual rate not to exceed 0.25% of the average daily net assets of a Fund. The Distributor will, in turn, pay the Service Provider for the services it provides. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.

COMPENSATION TO DEALERS

Rydex Investments, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of Rydex Investments, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. Rydex Investments determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with Rydex Investments.) Rydex Investments periodically determines the advisability of continuing these payments. Rydex Investments may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

o Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

o The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.

o Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

o Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

o A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

Rydex Investments (the "Advisor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment adviser and manager of the Funds. The Advisor has served as the investment adviser of the Rydex Series Funds since its inception in 1993, and also serves as sub-adviser to several other mutual funds.

The  Advisor  makes  investment  decisions  for  the  assets  of the  Funds  and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Under investment advisory agreements between the Trust and the Advisor, the Funds will pay the Advisor a fee at an annualized rate based on the average daily net assets for each Fund, as set forth below:

FUND                                                            ADVISORY FEE
-----------------------------------------------------------------------------
Absolute Return Strategies Fund                                         1.15%
Hedged Equity Fund                                                      1.15%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

As part of its agreement with the Trust, the Advisor will pay all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

PORTFOLIO MANAGEMENT

Each Fund is managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Funds. Each of the following portfolio managers is a member of Rydex's Investment Leadership Team and together they share final portfolio management decision-making authority.

MICHAEL P. BYRUM, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, Government Long Bond Advantage (formerly, U.S. Government Bond), Inverse S&P 500 (formerly, Ursa) and Inverse OTC (formerly, Arktos) Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio. Mr. Byrum has co-managed the Funds since their inception.

JAMES R. KING, CFA, joined Rydex in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager and currently serves as director of portfolio management. Mr. King has served as an interim director of equity trading and investment operations. Currently, Mr. King's team manages all of the Rydex leveraged and inverse funds, as well as Rydex Sector Rotation Fund. Mr. King is a member of Rydex's Investment Leadership Team, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland. Mr. King has co-managed the Funds since their inception.

Additional  Information  about  the  portfolio  managers'  compensation,   other
accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

      ADDITIONAL INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE TRUST'S SAI DATED SEPTEMBER 1, 2006, WHICH CONTAINS MORE DETAILED INFORMATION ABOUT THE FUNDS. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE SEC MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS EACH SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE SEC PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.942.8090). YOU MAY REQUEST DOCUMENTS BY MAIL FROM THE SEC, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102. YOU MAY ALSO OBTAIN THIS INFORMATION UPON PAYMENT OF A DUPLICATION FEE, BY EMAILING THE SEC AT THE FOLLOWING
      ADDRESS: PUBLICINFO@SEC.GOV.

      YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE TRUST'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.

      NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

      THE TRUST'S SEC REGISTRATION NUMBER IS 811-07584.

[LOGO] RYDEXINVESTMENTS
            Essential for modern markets(TM)

9601 Blackwell Road
Suite 500
Rockville, MD 20850
800.820.0888
www.rydexinvestments.com

        PLEASE SEE THE RYDEX FUNDS' PRIVACY POLICY INSIDE THE BACK COVER.

                       RYDEX INVESTMENTS PRIVACY POLICIES
                         (NOT A PART OF THIS PROSPECTUS)
--------------------------------------------------------------------------------

RYDEX FUNDS, RYDEX INVESTMENTS, RYDEX DISTRIBUTORS, INC., RYDEX ADVISORY SERVICES AND RYDEX CAPITAL PARTNERS (COLLECTIVELY "RYDEX")

OUR COMMITMENT TO YOU

When you become a Rydex investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone--whether it is your personal information or the fact that you are a current or former Rydex client.

THE INFORMATION WE COLLECT ABOUT YOU

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Rydex account application or when you request a transaction that involves the Rydex Funds or one of the Rydex affiliated companies. "Nonpublic personal information" is personally identifiable private information about you. For example, it includes information regarding your name and address, social security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (E.G., purchase and redemption history).

HOW WE HANDLE YOUR PERSONAL INFORMATION

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Rydex. For example, if you ask to transfer assets from another financial institution to Rydex, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Rydex investment products and services, we may share your information within the Rydex family of affiliated companies. This would include, for example, sharing your information within Rydex so we can make you aware of new Rydex funds or the services offered through another Rydex affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

OPT OUT PROVISIONS

WE DO NOT SELL YOUR PERSONAL INFORMATION TO ANYONE. The law allows you to "opt out" of only certain kinds of information sharing with third parties. The Firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

HOW WE PROTECT PRIVACY ONLINE

Our concern for the privacy of our shareholders also extends to those who use our web site, WWW.RYDEXINVESTMENTS.COM. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Rydex web site offers customized features that require our use of "HTTP cookies"--tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Rydex web site. We do not use them to pull data from your hard drive, to learn your email address or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the Legal Information area on our web site for more details about web site security and privacy features.

HOW WE SAFEGUARD YOUR PERSONAL INFORMATION

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

WE'LL KEEP YOU INFORMED

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at WWW.RYDEXINVESTMENTS.COM. Should you have any questions regarding our Privacy Policy, contact us at
800.820.0888 or 301.296-5100.

--------------------------------------------------------------------------------

                                                                      PROSPECTUS

                                                                  August 1, 2006

      BENCHMARK FUNDS
      NOVA MASTER
      INVERSE S&P 500 MASTER
      INVERSE OTC MASTER
      INVERSE GOVERNMENT LONG BOND MASTER

      THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                               [LOGO]RYDEX FUNDS

TABLE OF CONTENTS
--------------------------------------------------------------------------------

           BENCHMARK FUNDS                                    X

                     Common Risk/Return Information           X
                     Nova Master Fund                         X
                     Inverse S&P 500 Master Fund              X
                     Inverse OTC Master Fund                  X
                     Inverse Government Long Bond Master Fund X

           INVESTMENTS AND RISKS                              XX

           SHAREHOLDER INFORMATION GUIDE                      XX

           DIVIDENDS AND DISTRIBUTIONS                        XX

           TAX INFORMATION                                    XX

           MANAGEMENT OF THE FUNDS                            XX

           FINANCIAL HIGHLIGHTS                               XX

           BENCHMARK INFORMATION                              XX

                               RYDEX SERIES FUNDS

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM

--------------------------------------------------------------------------------

BENCHMARK FUNDS

--------------------------------------------------------------------------------

Rydex Series Funds (the "Trust") is a mutual fund complex offering professionally managed investment portfolios, four of which are listed below (the "Funds"). Shares of the Funds are available solely through "master-feeder arrangements" with feeder funds of the Trust.

BENCHMARK FUNDS - Nova Master Fund, Inverse S&P 500 Master Fund, Inverse OTC Master Fund, Inverse Government Long Bond Master Fund

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

o     MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

o     ARE NOT FEDERALLY INSURED

o     ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

o     ARE NOT BANK DEPOSITS

o     ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

RYDEX BENCHMARK FUNDS
--------------------------------------------------------------------------------

NOVA MASTER FUND                       INVERSE OTC MASTER FUND

INVERSE S&P 500 MASTER FUND            INVERSE GOVERNMENT LONG BOND MASTER FUND

COMMON RISK / RETURN INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

Each Benchmark Fund seeks to provide investment results that either match or correlate to the performance of a specific benchmark.

PRINCIPAL RISKS

MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

DERIVATIVES RISK - The Funds' use of equity derivatives such as futures, options and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than a fund that does not use derivatives.

TRACKING ERROR RISK - The Advisor may not be able to cause a Fund's performance to match or exceed that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because each Fund, is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent a Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause a Fund's performance to be less than you expect.

NON-DIVERSIFICATION RISK - Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.

ACTIVE TRADING RISK - A significant portion of the assets of the Funds may come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

SWAP COUNTERPARTY CREDIT RISK - The Funds are subject to credit risk on the amount they expect to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Funds to decrease.

EARLY CLOSING RISK - The Funds are subject to the risk that unanticipated early closings of securities exchanges will result in the Funds being unable to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

NOVA MASTER FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Nova Master Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, as its primary investment strategy, the Nova Master Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities and may enter into swap agreements. Futures and options contracts enable the Nova Master Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Nova Master Fund holds U.S. Government securities or cash equivalents.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the Nova Master Fund is subject to a number of other risks that may affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Leverage will also have the effect of magnifying tracking error risk.

PERFORMANCE

The bar chart and table show the performance of the Nova Master Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2006 THROUGH JUNE 30, 2006 IS X.XX%

NOVA MASTER FUND
2002         -34.73        HIGHEST QUARTER RETURN              XX.XX%
                           (quarter ended______________)
2003         40.83         LOWEST QUARTER RETURN               -XX.XX%
                           (quarter ended ______________)
2004         15.98

2005         XX.XX

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1
MASTER SHARES

                                                                                 PAST 1 YEAR       SINCE INCEPTION
                                                                                                         7/31/2001
-------------------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                                   XX.XX%                XX.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                                                 XX.XX%                XX.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES 2                         XX.XX%                XX.XX%
S&P 500(R) INDEX 3                                                                    XX.XX%                XX.XX%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Nova Master Fund.

SHAREHOLDER FEES                                                                           NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES______________________________________________________________________      X.XX%
DISTRIBUTION (12b-1) FEES____________________________________________________________      NONE
OTHER EXPENSES_______________________________________________________________________      X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES_________________________________________________      X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Nova Master Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Nova Master Fund   1 YEAR         3 YEARS        5 YEARS        10 YEARS
----------------------------------------------------------------------------
                    $XX            $XXX            $XXX           $XXX

INVERSE S&P 500 MASTER FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Inverse S&P 500 Master Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse S&P 500 Master Fund's benchmark is to perform exactly opposite the underlying index, and the Inverse S&P 500 Master Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Inverse S&P 500 Master Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices and may enter into swap agreements. On a day-to-day basis, the Inverse S&P 500 Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the Inverse S&P 500 Master Fund is subject to a number of other risks that may affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact to performance of the Fund.

PERFORMANCE

The bar chart and table show the performance of the Inverse S&P 500 Master Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2006 THROUGH JUNE 30, 2006 IS X.XX%

INVERSE S&P 500
MASTER FUND
2001         17.10         HIGHEST QUARTER RETURN              XX.XX%
                           (quarter ended ______________)
2002         22.87         LOWEST QUARTER RETURN               -XX.XX%
                           (quarter ended ______________)
2003         -23.46

2004         -9.43

2005         X.XX

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1
MASTER SHARES

                                                                      PAST 1 YEAR       SINCE INCEPTION
                                                                                              4/03/2000
--------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                        XX.XX%                XX.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                                      XX.XX%                XX.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES 2              XX.XX%                XX.XX%
S&P 500(R) INDEX 3                                                         XX.XX%                XX.XX%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE S&P. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Inverse S&P 500 Master Fund.

SHAREHOLDER FEES                                                                         NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES____________________________________________________________________      X.XX%
DISTRIBUTION (12b-1) FEES__________________________________________________________      NONE
OTHER EXPENSES_____________________________________________________________________      X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES_______________________________________________      X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Inverse S&P 500 Master Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Inverse S&P 500 Master Fund     1 YEAR      3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
                                  $XX        $XXX         $XXX        $XXX

INVERSE OTC MASTER FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Inverse OTC Master Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index(R) (the "underlying index"). The investment objective of the Inverse OTC Master Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse OTC Master Fund's benchmark is to perform exactly opposite the underlying index, and the Inverse OTC Master Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Inverse OTC Master Fund engages to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices and may enter into swap agreements. On a day-to-day basis, the Inverse OTC Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the Inverse OTC Master Fund is subject to a number of other risks that may affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact to performance of the Fund.

CONCENTRATION RISK - To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

PERFORMANCE

The bar chart and table show the performance of the Inverse OTC Master Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2006 THROUGH JUNE 30, 2006 IS X.XX%

INVERSE OTC
MASTER FUND
2001         16.15         HIGHEST QUARTER RETURN              XX.XX%
                           (quarter ended ______________)
2002         36.12         LOWEST QUARTER RETURN               -XX.XX%
                           (quarter ended ______________)
2003         -36.68

2004         -11.16

2005         XX.XX

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1
MASTER SHARES

                                                                   PAST 1 YEAR       SINCE INCEPTION
                                                                                           4/03/2000
-----------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                     XX.XX%                XX.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                                   XX.XX%                XX.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES 2           XX.XX%                XX.XX%
NASDAQ 100 INDEX(R) 3                                                   XX.XX%                XX.XX%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 THE NASDAQ 100 INDEX(R) IS AN UNMANAGED MODIFIED CAPITALIZATION WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET ("NASDAQ"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Inverse OTC Master Fund.

SHAREHOLDER FEES                                                                        NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES___________________________________________________________________      X.XX%
DISTRIBUTION (12b-1) FEES_________________________________________________________      NONE
OTHER EXPENSES____________________________________________________________________      X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES______________________________________________      X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Inverse OTC Master Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Inverse OTC Master Fund      1 YEAR      3 YEARS        5 YEARS     10 YEARS
------------------------------------------------------------------------------
                               $XX         $XXX            $XXX        $XXX

INVERSE GOVERNMENT LONG BOND MASTER FUND
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGY

FUND OBJECTIVE

The Inverse Government Long Bond Master Fund seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares will increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).

Unlike a traditional index fund, the Inverse Government Long Bond Master Fund's benchmark is to perform exactly opposite its benchmark, the Long Treasury Bond. As its primary investment strategy, the Inverse Government Long Bond Master Fund enters into short sales and engages in futures and options transactions and may enter into swap agreements. On a day-to-day basis, the Inverse Government Long Bond Master Fund holds U.S. Government securities or cash equivalents to collateralize these obligations.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the Inverse Government Long Bond Master Fund is subject to a number of other risks that may affect the value of its shares, including:

FIXED INCOME RISK - The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes. These interest rate changes and other factors may also negatively affect the Fund's short sales of fixed income securities.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact to performance of the Fund.

PERFORMANCE

The bar chart and table show the performance of the Inverse Government Long Bond Master Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2006 THROUGH JUNE 30, 2006 IS X.XX%

INVERSE
GOVERNMENT LONG
BOND MASTER FUND
2001         2.34          HIGHEST QUARTER RETURN              X.XX%
                           (quarter ended ______________)
2002         -16.45        LOWEST QUARTER RETURN               -XX.XX%
                           (quarter ended ______________)
2003         -1.51

2004         -8.34

2005         X.XX

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1
MASTER SHARES

                                                                      PAST 1 YEAR       SINCE INCEPTION
                                                                                              4/03/2000
--------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                        XX.XX%                XX.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                                      XX.XX%                XX.XX%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES 2              XX.XX%                XX.XX%
LEHMAN LONG TREASURY BOND INDEX 3                                          XX.XX%                XX.XX%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED INDEX THAT IS WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Inverse Government Long Bond Master Fund.

SHAREHOLDER FEES                                                                       NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES___________________________________________________________________     X.XX%
DISTRIBUTION (12b-1) FEES_________________________________________________________     NONE
OTHER EXPENSES____________________________________________________________________     X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES*_____________________________________________     X.XX%

* EXCLUDING INTEREST EXPENSE ON BONDS SOLD SHORT, THE RATIO OF NET ANNUAL FUND OPERATING EXPENSES WOULD HAVE BEEN X.XX%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Inverse Government Long Bond Master Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Inverse Government Long Bond Master Fund    1 YEAR     3 YEARS     5 YEARS    10 YEARS
----------------------------------------------------------------------------------------
                                             $XXX       $XXX         $XXX       $XXX

MORE INFORMATION ABOUT FUND
--------------------------------------------------------------------------------
INVESTMENTS AND RISK

THE BENCHMARK FUNDS' INVESTMENT OBJECTIVES

The Funds seek to provide investment results that match the performance of a specific benchmark on a daily basis.

The current benchmark used by each Fund is set forth below:

FUND                                          BENCHMARK
NOVA MASTER FUND                              150% OF THE PERFORMANCE OF THE S&P 500(R) INDEX
INVERSE S&P 500 MASTER FUND                   INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P 500(R) INDEX
INVERSE OTC MASTER FUND                       INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE NASDAQ 100 INDEX(R)
INVERSE GOVERNMENT LONG BOND MASTER FUND      INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE LONG TREASURY
                                              BOND

A BRIEF GUIDE TO THE BENCHMARKS

THE S&P 500(R) INDEX. The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis.

THE NASDAQ 100 INDEX(R). The Nasdaq 100 Index(R) is a modified capitalization weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market, Inc. ("Nasdaq").

THE LONG TREASURY BOND. The Long Treasury Bond is the current U.S. Treasury bond with the longest maturity. Currently, the longest maturity of a U.S. Treasury Bond is 30 years.

--------------------------------------------------------------------------------
UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds which use leverage as part of their investment strategy. The following simple examples provide an illustration:

EXAMPLE A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

EXAMPLE B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of the same index. On day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. On day two, however, the value of your shares in the leveraged fund would be expected to decrease $24 (20% of $120) to $96.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B). In addition, because of the effect of compounding, the performance of a leveraged fund is more likely to match the performance of its underlying index on a daily basis than over an extended period of time.
--------------------------------------------------------------------------------

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments (the "Advisor"), develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor's primary objective for the Benchmark Funds is to correlate with the performance of the index underlying each Fund's benchmark. The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares.

MARKET RISK (ALL FUNDS EXCEPT INVERSE GOVERNMENT LONG BOND MASTER FUND) - The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Funds' equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

FIXED INCOME RISK (INVERSE GOVERNMENT LONG BOND MASTER FUND) - The market value of fixed income investments will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in a Fund having to reinvest the proceeds in lower yielding securities. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

INDUSTRY CONCENTRATION RISK (INVERSE OTC MASTER FUNDS) - None of the Benchmark Funds will invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the Inverse OTC Fund's benchmark --the Nasdaq 100 Index(R)-- is concentrated in technology companies. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

NON-DIVERSIFICATION RISK (ALL FUNDS) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

TRACKING ERROR RISK (ALL FUNDS) - While the Funds do not expect returns to deviate significantly from their respective benchmarks on a daily basis, certain factors may affect their ability to achieve close correlation. These factors may include Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage. The cumulative effect of these factors may over time cause the Funds' returns to deviate from their respective benchmarks on an aggregate basis. The magnitude of any tracking error may be affected by a higher portfolio turnover rate.

TRADING HALT RISK (ALL FUNDS) - The Funds typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Funds may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Funds price their shares may limit the Funds' ability to use leverage and may prevent the Funds from achieving their investment objectives. In such an event, the Funds also may be required to use a "fair-value" method to price their outstanding contracts.

FUTURES AND OPTIONS RISK (ALL FUNDS) - The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover their positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover their position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

      The risks associated with the Funds' use of futures and options contracts include:

      o The Funds experiencing losses over certain ranges in the market that exceed losses experienced by the funds that do not use futures contracts and options.

      o There may be an imperfect correlation between the changes in market value of the securities held by Funds and the prices of futures and options on futures.

      o Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Funds may be unable to close out their futures contracts at a time which is advantageous.

      o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

      o Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

SHORT SALES RISK (ALL FUNDS EXCEPT NOVA MASTER FUND) - Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when a Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the cash generated by the short sale. To the extent that the interest rate that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. This type of short sales expense is sometimes referred to as the "negative cost of carry," and will tend to cause a Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

EARLY CLOSING RISK (ALL FUNDS) - The normal close of trading of securities listed on Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

SWAP COUNTERPARTY CREDIT RISK (ALL FUNDS) - The Funds may enter into swap agreements, including but not limited to, equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Fund will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

SHAREHOLDER INFORMATION GUIDE

PURCHASING AND REDEEMING SHARES

Shares of the Master Funds are offered only to feeder funds in the Trust's "master-feeder" structure.

--------------------------------------------------------------------------------
CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV.

Each Fund calculates its NAV by:

o Taking the current market value of its total assets

o Subtracting any liabilities

o Dividing that amount by the total number of shares owned by shareholders
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the primary exchange or market where a Fund's securities or other investment trade closes early - such as on days in advance of holidays generally observed by participants in these markets - the Funds may calculate NAV as of the earlier closing time.

In calculating NAV, each Fund generally values its investment portfolio based on the market price of the securities as of the time the Funds determine NAV. If market prices are unavailable or a Fund thinks that they are unreliable, the Fund prices those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to a Fund's NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes but prior to the time as of which the Funds calculate NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of a Fund.

DIVIDEND PAYMENT

Dividends and distributions will be paid in the form of additional Master Fund shares.

TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

o Each Master Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

o The distributions by a Master Fund to its feeder funds will either be in the form on income dividends or capital gains distributions, which result from gains on the sale or exchange of the Master Fund's capital assets held by it for more than one year.

TAX STATUS OF SHARE TRANSACTIONS

It is anticipated that the feeder funds will purchase additional shares of a Master Fund when additional investments are made in the feeder funds and redeem shares of a Master Fund in order to satisfy the feeder funds' redemption requests. Each sale, exchange or redemption of shares of a Master Fund by the feeder funds will be taxable events to the feeder funds. Any losses realized by the feeder funds on such sales, exchanges or redemptions may be subject to the limitations on such sales, exchanges or redemptions may be subject to the limitations set forth under the so-called "wash sale" rules.

STATE TAX CONSIDERATIONS

A Master Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISOR

Rydex Investments (the "Advisor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment adviser and manager of the Funds. The Advisor has served as the investment adviser of the Rydex Series Funds since the Trust's inception in 1993. The Advisor also serves as the investment adviser of the Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust, and serves as a sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended March 31, 2006, based on the average daily net assets for each Fund, as set forth below:

-------------------------------------------------------------------------------
FUND                                         ADVISORY FEE
-------------------------------------------------------------------------------
NOVA MASTER                                  0.75%
-------------------------------------------------------------------------------
INVERSE S&P 500 MASTER                       0.90%
-------------------------------------------------------------------------------
INVERSE OTC MASTER                           0.90%
-------------------------------------------------------------------------------
INVERSE GOVERNMENT LONG BOND                 0.90%
-------------------------------------------------------------------------------

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

PORTFOLIO MANAGEMENT

Each Fund is managed by a team of investment professionals. The following provides additional information about the portfolio managers that are jointly and primarily responsible for the day-to-day management of the Funds and their respective management roles.

MICHAEL P. BYRUM, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, Government Long Bond Advantage, Inverse S&P 500 and Inverse OTC Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio. Mr. Byrum has co-managed the Funds since their inception.

JAMES R. KING, CFA, joined Rydex in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager and currently serves as director of portfolio management. Mr. King has served as an interim director of equity trading and investment operations. Currently, Mr. King's team manages all of the Rydex leveraged and inverse funds, as well as Rydex Sector Rotation Fund. Mr. King is a member of Rydex's Investment Leadership Team, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland. Mr. King has co-managed the Funds since their inception.

MICHAEL J. DELLAPA, CFA, joined Rydex in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) Advantage, Healthcare, Biotechnology, and Consumer Products Funds. In 2005 Mr. Dellapa became director of investment research. Since joining Rydex, he has played a key role in developing research processes and systems to enhance current funds and develop new investment products. Mr. Dellapa is a member of Rydex's Investment Leadership Team, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Mr. Dellapa has co-managed the Funds since their inception.

Mr. Byrum generally oversees all aspects of the day-to-day management of the Funds and reviews the activities of Messrs. King and Dellapa. Mr. King generally oversees the day-to-day management of each leveraged or inverse Rydex Fund. Mr. Dellapa heads the firm's investment research efforts and oversees the selection of equity securities for each of the Rydex Funds. Each of the portfolio managers is a member of Rydex's Investment Leadership Team, which is responsible for the final review and approval of portfolio management strategies and decisions.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the Funds' financial performance for the period of operations of the Funds' Shares. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information provided below for the period ending March 31, 2003, and all years prior, has been audited by a predecessor auditing firm. Information for subsequent periods has been audited by_______________________, whose reports, along with the financial statements and related notes, appear in the Trust's 2006 Annual Reports. The 2006 Annual Reports are available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2006 Annual Reports are incorporated by reference in the SAI.

BENCHMARK INFORMATION
--------------------------------------------------------------------------------

STANDARD &POOR'S AND NASDAQ (THE "INDEX PUBLISHERS") DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE THE FUNDS AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC, REGARDING:

      o     THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

      o     THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

      o THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

      o THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

      o THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, NONE OF THE INDEX PUBLISHERS:

      o     RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER
            SECURITIES;

      o HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS, INCLUDING CALCULATION OF NAV;

      o HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

      o CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

      o WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

      o WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

"STANDARD & POOR'S(R)," "S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500" AND "500," ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

      ADDITIONAL INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE TRUST'S SAI DATED [AUGUST 1 2006], WHICH CONTAINS MORE DETAILED INFORMATION ABOUT THE FUNDS. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE SEC MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS EACH SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE SEC PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS BY MAIL FROM THE SEC, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102. YOU MAY ALSO OBTAIN THIS INFORMATION UPON PAYMENT OF A DUPLICATION FEE, BY EMAILING THE SEC AT THE FOLLOWING
      ADDRESS: PUBLICINFO@SEC.GOV.

      YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE TRUST'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.

      NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

      THE TRUST'S SEC REGISTRATION NUMBER IS 811-07584.

[LOGO]RYDEXINVESTMENTS
           ESSENTIAL FOR MODERN MARKETS(TM)

9601 Blackwell Road
Suite 500
Rockville, MD 20850
800.820.0888
www.rydexinvestments.com

                       STATEMENT OF ADDITIONAL INFORMATION
                               RYDEX SERIES FUNDS

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850

                            800.820.0888 301.296.5100
                            WWW.RYDEXINVESTMENTS.COM

This Statement of Additional Information ("SAI") relates to shares of the following portfolios (the "Funds") of Rydex Series Funds (the "Trust"):

DOMESTIC EQUITY FUNDS                              SECTOR FUNDS
---------------------                              ------------
INVERSE MID-CAP FUND                               BANKING FUND
INVERSE OTC FUND                                   BASIC MATERIALS FUND
  (FORMERLY, ARKTOS FUND)                          BIOTECHNOLOGY FUND
INVERSE RUSSELL 2000(R) FUND                       CONSUMER PRODUCTS FUND
  (FORMERLY, INVERSE SMALL-CAP FUND)               ELECTRONICS FUND
INVERSE S&P 500 FUND                               ENERGY FUND
  (FORMERLY, URSA FUND)                            ENERGY SERVICES FUND
LARGE-CAP GROWTH FUND                              FINANCIAL SERVICES FUND
LARGE-CAP VALUE FUND                               HEALTH CARE FUND
MID-CAP ADVANTAGE FUND                             INTERNET FUND
   (FORMERLY, MEDIUS FUND)                         LEISURE FUND
MID-CAP GROWTH FUND                                PRECIOUS METALS FUND
MID-CAP VALUE FUND                                 REAL ESTATE FUND
NOVA FUND                                          RETAILING FUND
OTC FUND                                           TECHNOLOGY FUND
S&P 500 FUND                                       TELECOMMUNICATIONS FUND
RUSSELL 2000(R) FUND                               TRANSPORTATION FUND
RUSSELL 2000(R) ADVANTAGE FUND                     UTILITIES FUND
  (FORMERLY, MEKROS FUND)
SMALL-CAP GROWTH FUND                              FIXED INCOME FUNDS
SMALL-CAP VALUE FUND                               ------------------
                                                   GOVERNMENT LONG BOND ADVANTAGE FUND
INTERNATIONAL EQUITY FUNDS                            (FORMERLY, U.S. GOVERNMENT BOND FUND)
--------------------------                         INVERSE GOVERNMENT LONG BOND FUND
EUROPE ADVANTAGE FUND                                 (FORMERLY, JUNO FUND)
   (FORMERLY, LARGE-CAP EUROPE FUND)
JAPAN ADVANTAGE FUND                               ALTERNATIVE FUNDS
   (FORMERLY, LARGE-CAP JAPAN FUND)                -----------------
                                                   COMMODITIES FUND
   MASTER FUNDS                                    DYNAMIC STRENGTHENING DOLLAR FUND
   ------------                                       (FORMERLY, STRENGTHENING DOLLAR FUND)
   NOVA MASTER FUND                                DYNAMIC WEAKENING DOLLAR FUND
   INVERSE OTC MASTER FUND                         (FORMERLY, WEAKENING DOLLAR FUND)
   INVERSE S&P 500 MASTER FUND
   INVERSE GOVERNMENT LONG BOND MASTER FUND        MONEY MARKET FUND
                                                   -----------------
                                                   U.S. GOVERNMENT MONEY MARKET FUND


This SAI is not a prospectus. It should be read in conjunction with the Trust's current prospectuses for the Advisor Class, Investor Class, A-Class, C-Class and H-Class Shares dated August 1, 2006 (each a "Prospectus," and together, the "Prospectuses"). Copies of the Trust's Prospectuses are available, without charge, upon request to the Trust at the address above or by telephoning the Trust at the telephone numbers above. The Funds' most recent financial statements are incorporated herein by reference and must be delivered with this SAI.

                     The date of this SAI is August 1, 2006

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                            PAGE

GENERAL INFORMATION ABOUT THE TRUST..........................................XX

INVESTMENT POLICIES, TECHNIQUES, AND RISK FACTORS............................XX

ADDITIONAL INFORMATION ABOUT THE SECTOR FUNDS................................XX

DESCRIPTION OF THE MONEY MARKET FUND.........................................XX

INVESTMENT RESTRICTIONS......................................................XX

BROKERAGE ALLOCATION AND OTHER PRACTICES.....................................XX

MANAGEMENT OF THE TRUST......................................................XX

PRINCIPAL HOLDERS OF SECURITIES..............................................XX

DETERMINATION OF NET ASSET VALUE.............................................XX

PURCHASE AND REDEMPTION OF SHARES............................................XX

A-CLASS SHARES - INITIAL SALES CHARGES, REDUCTIONS AND WAIVERS ..............XX

DIVIDENDS, DISTRIBUTIONS, AND TAXES..........................................XX

OTHER INFORMATION............................................................XX

INDEX PUBLISHERS.............................................................XX

COUNSEL......................................................................XX

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM................................XX

CUSTODIAN....................................................................XX

FINANCIAL STATEMENTS.........................................................XX

APPENDIX A - DESCRIPTION OF RATINGS.........................................A-1

APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES...........................B-1

GENERAL INFORMATION ABOUT THE TRUST

The Trust was organized as a Delaware statutory trust on February 10, 1993. The Trust is permitted to offer separate portfolios and different classes of shares. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities.

This SAI relates to the following series of the Trust, which are categorized below according to each Fund's type of investment strategy:

--------------------------------------------------------------------------------
                           THE "DOMESTIC EQUITY FUNDS"
--------------------------------------------------------------------------------
Inverse Mid-Cap               Large-Cap Value          Russell 2000(R) Advantage
--------------------------------------------------------------------------------
Inverse OTC                   Mid-Cap Advantage        Small-Cap Growth
--------------------------------------------------------------------------------
Inverse OTC Master            Mid-Cap Growth           Small-Cap Value
--------------------------------------------------------------------------------
Inverse Russell 2000(R)       Mid-Cap Value
--------------------------------------------------------------------------------
Inverse S&P 500               Nova
--------------------------------------------------------------------------------
Inverse S&P 500 Master        Nova Master
--------------------------------------------------------------------------------
Large-Cap Growth              OTC
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               THE "SECTOR FUNDS"
--------------------------------------------------------------------------------
Banking                       Financial Services       Technology
--------------------------------------------------------------------------------
Basic Materials               Health Care              Telecommunications
--------------------------------------------------------------------------------
Biotechnology                 Internet                 Transportation
--------------------------------------------------------------------------------
Consumer Products             Leisure                  Utilities
--------------------------------------------------------------------------------
Electronics                   Precious Metals
--------------------------------------------------------------------------------
Energy                        Real Estate
--------------------------------------------------------------------------------
Energy Services               Retailing
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        THE "INTERNATIONAL EQUITY FUNDS"
--------------------------------------------------------------------------------
        Europe Advantage                                Japan Advantage
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            THE "FIXED INCOME FUNDS"
--------------------------------------------------------------------------------
Government Long Bond Advantage            Inverse Government Long Bond Advantage
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE "ALTERNATIVE FUNDS"
--------------------------------------------------------------------------------
Commodities                               Dynamic Weakening Dollar
--------------------------------------------------------------------------------
Dynamic Strengthening Dollar
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE "MONEY MARKET FUND"
--------------------------------------------------------------------------------
U.S. Government Money Market
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               THE "MASTER FUNDS*"
--------------------------------------------------------------------------------
                                   Nova Master
--------------------------------------------------------------------------------
                               Inverse OTC Master
--------------------------------------------------------------------------------
                             Inverse S&P 500 Master
--------------------------------------------------------------------------------
                       Inverse Government Long Bond Master
--------------------------------------------------------------------------------

* THESE FUNDS SERVE AS MASTER FUNDS IN A MASTER-FEEDER ARRANGEMENT WITH THE NOVA, INVERSE S&P 500, INVERSE OTC AND INVERSE GOVERNMENT LONG BOND FUNDS, RESPECTIVELY. FOR MORE INFORMATION ON THE MASTER-FEEDER STRUCTURE, SEE "DIVIDENDS, DISTRIBUTIONS, AND TAXES - MASTER-FEEDER STRUCTURE."

Each Fund is an open-end, management investment company. The Trust currently offers Investor Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares and H-Class Shares of the Funds. The different classes provide for variations in certain shareholder servicing and distribution expenses and in the minimum initial investment requirement. In addition, an initial sales charge is imposed on the purchase of A-Class Shares, and a contingent deferred sales load is imposed on the redemption of C-Class Shares. Sales charges and minimum investment requirements are described in the Prospectuses. For more information on shareholder servicing and distribution expenses, see "Dividends, Distributions, and Taxes." Additional Funds and/or classes of shares may be created from time to time.

INVESTMENT POLICIES, TECHNIQUES, AND RISK FACTORS

GENERAL

Each Fund's investment objective and principal investment strategies are described in the Funds' Prospectuses. The benchmark of the Nova Fund, Nova Master Fund, Inverse S&P 500 Fund, Inverse S&P 500 Master Fund, OTC Fund, Inverse Government Long Bond Fund, Inverse Government Long Bond Master Fund and Government Long Bond Advantage Fund are fundamental policies which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The investment objective of each Domestic Equity Fund (except for the Nova Fund, Inverse S&P 500 Fund, and OTC Fund), International Equity Funds, Sector Funds, Alternative Funds, and Master Funds (except for the Nova Master Fund and Inverse S&P 500 Master Fund) is non-fundamental and may be changed without the consent of the holders of a majority of that Fund's outstanding shares. The following information supplements, and should be read in conjunction with, those sections of the Funds' Prospectuses.

Portfolio management is provided to each Fund by the Trust's investment adviser, PADCO Advisors, Inc., a Maryland corporation with offices at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. PADCO Advisors, Inc. operates under the name Rydex Investments (the "Advisor"). The investment strategies of the Funds discussed below and in the Prospectuses may be used by a Fund if, in the opinion of the Advisor, these strategies will be advantageous to that Fund. A Fund is free to reduce or eliminate its activity with respect to any of the following investment techniques without changing the Fund's fundamental investment policies. There is no assurance that any of the Funds' strategies or any other strategies and methods of investment available to a Fund will result in the achievement of that Fund's objectives.

BORROWING

The Domestic Equity Funds (except for the Inverse OTC Fund, Inverse S&P 500 Fund, and OTC Fund), Nova Master Fund, Sector Funds, International Equity Funds, Government Long Bond Advantage Fund, and Alternative Funds may borrow money, including borrowing for investment purposes. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Since substantially all of a Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value ("NAV") per share of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Domestic Equity Funds (except for the Inverse OTC Fund, Inverse S&P 500 Fund, and OTC Fund), Nova Master Fund, Sector Funds, International Equity Funds, Government Long Bond Advantage Fund, and Alternative Funds might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. The Funds intend to use leverage during periods when the Advisor believes that the respective Fund's investment objective would be furthered.

Each Fund may also borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. As required by the Investment Company Act of 1940, as amended (the "1940 Act"), a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund's assets should fail to meet this 300% coverage test, a Fund, within three days (not including Sundays and holidays), will reduce the amount of a Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of a Fund's total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings for extraordinary or emergency purposes.

CURRENCY TRANSACTIONS

Although the International Equity Funds and the Commodities Fund do not currently expect to engage in currency hedging, currency transactions may be used in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures and options thereon, exchange listed and over-the-counter options ("OTC options") on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P(R) or Moody's, respectively, or that have an equivalent rating from an NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.

A Fund's dealings in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions ("Transaction Hedging") or portfolio positions ("Position Hedging"). Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. A Fund may enter into Transaction Hedging out of a desire to preserve the U.S. Dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund will be able to protect itself against possible losses resulting from changes in the relationship between the U.S. Dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. A Fund may use Position Hedging when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. Dollar. A Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

A Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund has or in which that Fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and to buy U.S. Dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Advisor considers that the Swedish krone is linked to the euro, the Fund holds securities denominated in krone and the Advisor believes that the value of the krone will decline against the U.S.
Dollar, the Advisor may enter into a contract to sell euros and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will "cover" its position so as not to create a "senior security" as defined in Section 18 of the 1940 Act.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

DYNAMIC STRENGTHENING DOLLAR FUND AND DYNAMIC WEAKENING DOLLAR FUND. The Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds conduct currency exchange transactions on a spot basis. Currency transactions made on a spot basis are for cash at the spot rate prevailing in the currency exchange market for buying or selling currency. The Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds may also enter into forward currency contracts.

The Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds may invest in a combination of forward currency contracts and U.S. Dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a "synthetic" position in the particular foreign-currency instrument whose performance the manager is trying to duplicate. For example, the combination of U.S. Dollar-denominated instruments with "long" forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the money market in a particular foreign currency is small or relatively illiquid.

The Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds may invest in forward currency contracts to engage in either Transaction Hedging or Position Hedging. The Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds may use forward currency contracts for Position Hedging if consistent with its policy of trying to expose its net assets to foreign currencies. The Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds are not required to enter into forward currency contracts for hedging purposes and it is possible that the Funds may not be able to hedge against a currency devaluation that is so generally anticipated that the Funds are unable to contract to sell the currency at a price above the devaluation level it anticipates. It also is possible that, under certain circumstances, the Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds may have to limit their currency transactions to qualify as a "regulated investment company" under the U.S. Internal Revenue Code of 1986, as amended (the "Code").

The Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds currently do not intend to enter into a forward currency contract with a term of more than one year, or to engage in Position Hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments
to) that particular currency.

At or before the maturity of a forward currency contract, the Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating it to buy, on the same maturity date, the same amount of the currency.

If the Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds engage in an offsetting transaction, they may later enter into a new forward currency contract to sell the currency. If the Funds engage in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds may convert their holdings of foreign currencies into U.S. Dollars from time to time, however, and incur the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, and offer to buy the currency at a lower rate if the Fund tries to resell the currency to the dealer.

FOREIGN CURRENCY OPTIONS. The International Equity, Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds may invest in foreign currency-denominated securities and may buy or sell put and call options on foreign currencies. The Funds may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a fund to reduce foreign currency risk using such options. OTC options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

FOREIGN CURRENCIES

The Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds will, and the International Equity Funds may, invest directly and indirectly in foreign currencies. Investments in foreign currencies are subject to numerous risks, not the least of which is the fluctuation of foreign currency exchange rates with respect to the U.S. Dollar. Exchange rates fluctuate for a number of reasons.

o INFLATION. Exchange rates change to reflect changes in a currency's buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

o TRADE DEFICITS. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country's goods more expensive and less competitive and so reducing demand for its currency.

o INTEREST RATES. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation long-term results may be the opposite.

o BUDGET DEFICITS AND LOW SAVINGS RATES. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measure to cope with its deficits and debt.

o POLITICAL FACTORS. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall is a country appears a less desirable place in which to invest and do business.

o GOVERNMENT CONTROL. Through their own buying and selling of currencies, the world's central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people's expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal. The value of the Funds' investments is calculated in U.S. Dollars each day that the New York Stock Exchange ("NYSE") is open for business. As a result, to the extent that a Fund's assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. Dollar, the Fund's NAV per share as expressed in U.S. Dollars (and, therefore, the value of your investment) should increase. If the U.S. Dollar appreciates relative to the other currencies, the opposite should occur. The currency-related gains and losses experienced by the Funds will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. Dollars. Gains or losses on shares of the Funds will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S. Dollars, in relation to the original U.S. Dollar purchase price of the shares. The amount of appreciation or depreciation in the Funds' assets also will be affected by the net investment income generated by the money market instruments in which the Funds invest and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

The International Equity, Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds may incur currency exchange costs when they sell instruments denominated in one currency and buy instruments denominated in another.

FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES

FOREIGN CURRENCY WARRANTS. The Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds may invest in foreign currency warrants. Foreign currency warrants such as Currency Exchange Warrants(SM) ("CEWs(SM)") are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. Dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. Dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. Dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. Dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (I.E., unless the U.S. Dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (I.E., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

PRINCIPAL EXCHANGE RATE LINKED SECURITIES. The Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds may invest in principal exchange rate linked securities ("PERLs(SM)"). PERLs(SM) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. Dollar and a particular foreign currency at or about that time. The return on "standard" PERLs(SM) is enhanced if the foreign currency to which the security is linked appreciates against the U.S. Dollar, and is adversely affected by increases in the foreign exchange value of the U.S. Dollar; "reverse" PERLs(SM) are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. Dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. Dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (I.E., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). PERLs(SM) may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

PERFORMANCE INDEXED PAPER. The Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds may invest in performance indexed paper ("PIPs(SM)"). PIPs(SM) is U.S. Dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on PIPs(SM) is established at maturity as a function of spot exchange rates between the U.S. Dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. Dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

DEBT SECURITIES

A debt security is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuing company or governmental body promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities, and asset-backed securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/prepayment risk, inflation risk, credit risk, and (in the case of foreign securities) country risk and currency risk.

EQUITY SECURITIES

Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a fund invests will cause the NAV of the fund to fluctuate. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The Domestic Equity, Sector, International Equity, and Alternative Funds may purchase equity securities traded in the U.S. on registered exchanges or the over-the-counter market. Equity securities are described in more detail below.

o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

      Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

o SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

o MASTER LIMITED PARTNERSHIPS ("MLPS"). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange Commission ("SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

      The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

FIXED INCOME SECURITIES

The market value of the fixed income investments in which the Fixed Income, Commodities, Dynamic Strengthening Dollar, and Dynamic Weakening Dollar Funds may invest will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a Fund's NAV. Additional information regarding fixed income securities is described below:

o DURATION. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

o     VARIABLE  AND  FLOATING  RATE  SECURITIES.   Variable  and  floating  rate
      instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

FOREIGN ISSUERS

The Sector and International Equity Funds may invest in issuers located outside the United States through American Depositary Receipts ("ADRs"), "ordinary shares," or "New York shares" issued and traded in the United States or through securities denominated in foreign currencies and traded on foreign exchanges. ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. Dollars, which protect the Funds from the foreign settlement risks described below.

Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. Dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

[RISK FACTORS REGARDING EUROPE. The Europe Advantage Fund seeks to provide investment results, which correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones Stoxx 50(SM) Index (the "Stoxx 50 Index"). The Stoxx 50 Index is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 17 countries under criteria designed to identify highly liquid companies that are market leaders in their sectors. The 17 countries include Switzerland, Norway, and 15 of the 25 countries of the European Union ("EU"); these 15 countries are Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, Spain, Sweden and the United Kingdom. The EU's primary goal is the creation of a single, unified market through which goods, people and capital could move freely.

The EU established a single currency - the Euro, to replace each member country's domestic currencies. On January 1, 1999, the Euro became a currency. After a three-year transition period, the Euro began circulating on January 1, 2002, and replaced the currencies previously used by Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

The European Continent's economies are diverse, its governments are decentralized and its cultures differ widely. Unemployment is relatively high from a historical perspective and could pose a political risk that one or more countries might exit the union placing the currency and banking system in jeopardy.]

[RISK FACTORS REGARDING JAPAN. The Japan Advantage Fund seeks to provide investment results, which correlate to the performance of a specific benchmark. The Fund's current benchmark is Japan's Topix 100 Index. The Topix 100 Index is an index designed to measure performance of the 100 most liquid stocks with the largest market capitalization that are members of the broader Topix Index. The Topix and Topix 100 Indices are published by the Tokyo Stock Exchange ("TSE").

The Japanese stock market was established in 1878 as the Tokyo Stock Exchange Company Ltd. Japanese stock exchanges are located in eight cities: Tokyo, Osaka, Nagoya, Kyoto, Hiroshima, Fukuoka, Niigata and Sapporo. The TSE is the largest of the eight exchanges in Japan. There are three distinct sections on the main Japanese stock exchanges. The First Section trades in over 1,100 of the largest and most active stocks, which account for over 95% of total market capitalization. The Second Section consists of over 400 issues with lower turnover than the First Section, which are newly quoted on the exchange or which are not listed and would otherwise be traded over-the-counter. The Third Section consists of foreign stocks, which are traded over-the-counter. Securities are denominated in the official unit of currency, the Japanese Yen.

Although some Japanese reporting, accounting and auditing practices are based substantially on U.S. principles, they are not identical to U.S. standards in some important respects, particularly with regard to unconsolidated subsidiaries and related structures. In general, Japanese corporations are not required to provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations.

The Japanese agricultural industry is small and largely protected. Japan subsidizes its agricultural industry and is only 50% self-sufficient in food production. Accordingly, it is highly dependent on agricultural imports. Japan has developed a strong heavy industrial sector and is highly dependent on international trade for commodities. Strong domestic industries are automotive, electronics, and metals. Needed imports revolve around raw materials such as oil, forest products, and iron ore. Subsequently, Japan is sensitive to fluctuations in commodity prices.

While the United States is Japan's largest single trading partner, close to half of Japan's trade is conducted with developing nations, almost all of which are in Southeast Asia. As the largest economy trading in Southeast Asia, external events such as the economic trials of Japan's neighbors continue to raise concerns over profit levels for the big Japanese exporters. As many of the governments of Southeast Asia frequently face domestic discontent, and as many of these countries are Japanese trading partners and investment recipients, their internal stability and its impact on regional security are of importance to Japan.

Japanese  unemployment  levels  are  high and  have  been an area of  increasing concern. The Japanese financial sector is in need of reform involving overhauling the nation's financial institutions and securing public support for taxpayer-funded bailouts. Banks, in particular, must dispose of bad loans and trim their balance sheets in preparation for greater competition from foreign financial institutions as more areas of the financial sector are opened. Successful financial sector reform could allow Japan's financial institutions to act as a catalyst for economic recovery at home and across the troubled Asian region. A large factor in determining the pace and scope of recovery is the government's handling of deregulation programs.

Also of concern are Japan's trade surpluses. As a trade-dependent nation long used to high levels of government protection, it is unclear how the Japanese economy will react to the potential adoption of the trade liberalization measures which are constantly promoted by their trading partners. Japan's heavy dependence on international trade has been adversely affected by trade tariffs and other protectionist measures, as well as the economic condition of its trading partners. Japan's high volume of exports, such as automobiles, machine tools and semiconductors, has caused trade tensions, particularly with the United States. The relaxing of official and de facto barriers to imports, or hardships created by any pressures brought by trading partners, could adversely affect Japan's economy. Additionally, the strength of the yen itself may prove an impediment to strong continued exports and economic recovery, because it makes Japanese goods sold in other countries more expensive and reduces the value of foreign earnings repatriated to Japan. Since the Japanese economy is so dependent on exports, any fall off in exports may be seen as a sign of economic weakness, which may adversely affect the market.]

ILLIQUID SECURITIES

While none of the Funds anticipates doing so, each Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. A Fund will not invest more than 15% (10% with respect to the Money Market Fund) of the Fund's net assets in illiquid securities. If the percentage of a Fund's net assets invested in illiquid securities exceeds 15% (10% for the Money Market
Fund) due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. Each Fund will adhere to a more restrictive limitation on the Fund's investment in illiquid securities as required by the securities laws of those jurisdictions where shares of the Fund are registered for sale. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current guidelines of the staff of the "SEC, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. A Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The Board of Trustees of the Trust (the "Board") has delegated the responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a Fund to the Advisor.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Funds (other than the Fixed Income Funds and Money Market Fund) may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the 1940 Act, or any rule, regulation or order of the SEC. Generally, a Fund, therefore, may invest in the securities of another investment company (the "acquired company") provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. A Fund may also invest in the securities of other investment companies if such securities are the only investment securities held by the Fund, such as through a master-feeder arrangement. The Fixed Income Funds and Money Market Fund may invest in the securities of other investment companies only as part of a merger, reorganization, or acquisition, subject to the requirements of the 1940 Act.

If a Fund invests in, and thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Fund bears directly in connection with the Fund's own operations.

Investment companies may include index-based investments such as exchange-traded funds ("ETFs"), which hold substantially all of their assets in securities representing their specific index. Accordingly, the main risk of investing in ETFs is the same as investing in a portfolio of equity securities comprising the index. The market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). ETFs may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

LENDING OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Funds' Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral), except that the Money Market Fund may not lend more than 10% of its total assets. No Fund will lend portfolio securities to the Advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent. By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral.

Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

FUTURES AND OPTIONS TRANSACTIONS

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). The Funds (other than the Money Market Fund) may use futures contracts and related options for BONA FIDE hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent the Funds use futures and/or options on futures, they will do so in accordance with Rule 4.5 under the Commodity Exchange Act ("CEA"). The Trust, on behalf of all of its series, including the Funds, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, a Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, a Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Funds' use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Advisor's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

OPTIONS. The Domestic Equity Funds (except the Inverse S&P 500 and Inverse OTC Funds), Nova Master Fund, Sector Funds, International Equity Funds, and Alternative Funds may buy call options and write (sell) put options on securities and on stock indices listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing each Fund's respective investment objective. The Inverse Mid-Cap Fund, Inverse OTC Fund, Inverse Russell 2000(R) Fund, Inverse S&P 500 Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, S&P 500 Fund, Russell 2000(R) Fund, Small-Cap Growth Fund, Small-Cap Value Fund, Dynamic Strengthening Dollar Fund, and Dynamic Weakening Dollar Fund may buy put and call options and write (sell) put and call options on securities and on stock indices listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing each Fund's respective investment objective.

A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that a Fund will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When a Fund writes an option on a security, on an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

A Fund may trade put and call options on securities, securities indices and currencies, as the Advisor determines is appropriate in seeking a Fund's investment objective, and except as restricted by a Fund's investment limitations. See "Investment Restrictions."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or a Fund delivers the security upon exercise.

A Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that a Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium; therefore if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and a Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

RISKS ASSOCIATED WITH COMMODITY FUTURES CONTRACTS. There are several additional risks associated with transactions in commodity futures contracts.

o STORAGE. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Commodities Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

o REINVESTMENT. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

o OTHER ECONOMIC FACTORS. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a Fund's investments to greater volatility than investments in traditional securities.

o COMBINED POSITIONS. The Fund may purchase and write options in combination with each other. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

HYBRID INSTRUMENTS

The Commodities Fund may invest in hybrid instruments. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. Dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of the Fund.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Fund will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Fund's investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

PORTFOLIO TURNOVER

As discussed in the Trust's Prospectuses, the Trust anticipates that investors in the Funds, other than the Commodities Fund, as part of an asset allocation investment strategy, will frequently purchase and/or redeem shares of the Funds. The nature of the Funds as asset allocation tools will cause the Funds to experience substantial portfolio turnover. (See "Purchasing and Redeeming Shares" and "Financial Highlights" in the Trust's Prospectuses). Because each Fund's portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the Fund's investors, it is very difficult to estimate what the Fund's actual turnover rate will be in the future. However, the Trust expects that the portfolio turnover experienced by the Funds, except for the Commodities Fund, will be substantial.

In general, the Advisor manages the Commodities Fund without regard to restrictions on portfolio turnover. The use of certain derivative instruments with relatively short maturities are excluded from the calculation of portfolio turnover. Nevertheless, the use of futures contracts will ordinarily involve the payment of commissions to futures commission merchants. Because the Commodities Fund expects to use all short-term instruments, its reported portfolio turnover may be low despite relatively high portfolio activity which would involve correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of the Commodities Fund, the higher these transaction costs borne by the Fund and its long-term shareholders generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates) for certain taxable shareholders.

"Portfolio Turnover Rate" is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest since such contracts generally have a remaining maturity of less than one-year.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

The Real Estate Fund will invest a majority of its assets in REITs. A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the U.S. Internal Revenue Code of 1986, as amended, (the "Code"). The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs in which the Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund's investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

REAL ESTATE SECURITIES

The Real Estate Fund may be subject to the risks associated with the direct ownership of real estate because of its policy of concentration in the securities of companies principally engaged in the real estate industry. For example, real estate values may fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, related party risks, changes in how appealing properties are to tenants, changes in interest rates and other real estate capital market influences. The value of securities of companies which service the real estate business sector may also be affected by such risks.

REPURCHASE AGREEMENTS

Each of the Funds may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds, other than the Money Market Fund, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% (10% with respect to the Money Market Fund) of the Fund's net assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS

The Domestic Equity, Alternative, Money Market and Master Funds may use reverse repurchase agreements as part of that Fund's investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Funds intend to use the reverse repurchase technique only when this will be advantageous to the Funds. Each Fund will establish a segregated account with the Trust's custodian bank in which the Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund's obligations in respect of reverse repurchase agreements.

SHORT SALES

The Inverse Mid-Cap, Inverse OTC, Inverse OTC Master, Inverse Russell 2000(R), Inverse S&P 500, Invese S&P 500 Master, Inverse Government Long Bond, Inverse Government Long Bond Master and Dynamic Weakening Dollar Funds may engage in short sales transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow or otherwise obtain the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The Fund may also use repurchase agreements to satisfy delivery obligations in short sales transactions. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that: (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund's short position. Each of the Funds may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.

The Domestic Equity (except for the Inverse Mid-Cap, Inverse OTC, Inverse Russell 2000, and Inverse S&P 500 Funds), Sector, International Equity, and Alternative (except for the Dynamic Weakening Dollar Fund) Funds each may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost.

STOCK INDEX FUTURES CONTRACTS

A Fund may buy and sell stock index futures contracts with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

At the time a Fund purchases a futures contract, an amount of cash, U.S. Government securities or other liquid securities equal to the market value of the futures contract will be deposited in a segregated account with the Fund's custodian. When writing a futures contract, the Fund will maintain with its custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

SWAP AGREEMENTS

The Funds (except for the Commodities Fund) may enter into swap agreements, including, but not limited to, equity index swaps and interest rate swaps. A Fund may utilize swap agreements in an attempt to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Another form of swap agreement is the credit default swap. A credit default swap enables a fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives an upfront or periodic payment to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default event occurs, the buyer will lose its investment and recover nothing. The Absolute Return Strategies Fund may enhance income by selling credit protection or attempt to mitigate credit risk by buying protection. Credit default swaps could result in losses if the creditworthiness of an issuer or a basket of securities is not accurately evaluated.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund's illiquid investment limitations. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If a swap counterparty defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by a Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and their Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Advisor, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

TRACKING ERROR

The following factors may affect the ability of the Funds to achieve correlation with the performance of their respective benchmarks: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) fluctuations in currency exchange rates; (3) a Fund holding less than all of the securities in the benchmark and/or securities not included in the benchmark being held by a Fund; (4) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (5) bid-ask spreads (the effect of which may be increased by portfolio turnover); (6) a Fund holding instruments traded in a market that has become illiquid or disrupted; (7) Fund share prices being rounded to the nearest cent; (8) changes to the index underlying a benchmark that are not disseminated in advance; (9) the need to conform a Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (10) the time difference between the close of the International Equity Funds' respective benchmark and the time the International Equity Funds price their shares at the close of the New York Stock Exchange ("NYSE"); or (11) market movements that run counter to a leveraged Fund's investments. Market movements that run counter to a leveraged Fund's investments will cause some divergence between the Fund and its benchmark over time due to the mathematical effects of leveraging. The magnitude of the divergence is dependent upon the magnitude of the market movement, its duration, and the degree to which the Fund is leveraged. The tracking error of a leveraged Fund is generally small during a well-defined up trend or downtrend in the market when measured from price peak to price peak, absent a market decline and subsequent recovery, however, the deviation of the Fund from its benchmark may be significant. As a result of fair value pricing, the day-to-day correlation of the International Equity Funds' performance may tend to vary from the closing performance of the International Equity Funds' respective benchmarks. However, all of the Funds' performance attempts to correlate highly with the movement in their respective benchmarks over time.

U.S. GOVERNMENT SECURITIES

The Government Long Bond Advantage Fund invests primarily in U.S. Government securities, and each of the other Funds may invest in U.S. Government securities. The Inverse Government Long Bond Fund, Inverse Government Long Bond Master Fund, Dynamic Strengthening Dollar Fund, Dynamic Weakening Dollar Fund and Commodities Fund may enter into short transactions on U.S. Government securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. Government securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. The Government Long Bond Advantage Fund will invest in such U.S. Government securities only when the Advisor is satisfied that the credit risk with respect to the issuer is minimal.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (I.E., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund's NAV. The Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% (10% with respect to the Money Market Fund) of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with the Fund's custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund's NAV or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed-delivery basis.

ZERO COUPON BONDS

The S&P 500, Russell 2000(R), Fixed Income Funds and Inverse Government Long Bond Master Fund may invest in U.S. Treasury zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Since dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Fund may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity. Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of "Separate Trading of Registered Interest and Principal of Securities" (or "STRIPS"). While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.

ADDITIONAL INFORMATION ABOUT THE SECTOR FUNDS

BANKING FUND

The Fund may invest in companies engaged in accepting deposits and making commercial and principally non-mortgage consumer loans. In addition, these companies may offer services such as merchant banking, consumer and commercial finance, discount brokerage, leasing and insurance. These companies may concentrate their operations within a specific part of the country rather than operating predominantly on a national or international scale.

BASIC MATERIALS FUND

The Fund may invest in companies engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector. The Fund may invest in companies handling products such as chemicals, lumber, paper, copper, iron ore, nickel, steel, aluminum, textiles, cement, and gypsum. The Fund may also invest in the securities of mining, processing, transportation, and distribution companies, including equipment suppliers and railroads.

BIOTECHNOLOGY FUND

The Fund may invest in companies engaged in the research, development, sale, and manufacture of various biotechnological products, services and processes. These include companies involved with developing or experimental technologies such as generic engineering, hybridoma and recombinant DNA techniques and monoclonal antibodies. The Fund may also invest in companies that manufacture and/or distribute biotechnological and biomedical products, including devices and instruments, and that provide or benefit significantly from scientific and technological advances in biotechnology. Some biotechnology companies may provide processes or services instead of, or in addition to, products.

The description of the biotechnology sector may be interpreted broadly to include applications and developments in such areas as human health care (cancer, infectious disease, diagnostics and therapeutics); pharmaceuticals (new drug development and production); agricultural and veterinary applications (improved seed varieties, animal growth hormones); chemicals (enzymes, toxic waste treatment); medical/surgical (epidermal growth factor, in vivo imaging/therapeutics); and industry (biochips, fermentation, enhanced mineral recovery).

CONSUMER PRODUCTS FUND

The Fund may invest in companies engaged in the manufacture of goods to consumers, both domestically and internationally. The Fund may invest in companies that manufacture durable products such as furniture, major appliances, and personal computers. The Fund also may invest in companies that manufacture, wholesale or retail non-durable goods such as beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (I.E., books, magazines, TV, cable, movies, music, gaming, and sports). In addition, the Fund may invest in consumer products and services such as lodging, child care, convenience stores, and car rentals.

ELECTRONICS FUND

The Fund may invest in companies engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors. In addition, the Fund may invest in companies in the fields of defense electronics, medical electronics, consumer electronics, advanced manufacturing technologies (computer-aided design and computer-aided manufacturing ("CAD/CAM"), computer-aided engineering, and robotics), lasers and electro-optics, and other developing electronics technologies.

ENERGY FUND

The Fund may invest in companies in the energy field, including the conventional areas of oil, gas, electricity and coal, and alternative sources of energy such as nuclear, geothermal, oil shale and solar power. The business activities of companies in which the Fund may invest include production, generation, transmission, refining, marketing, control, distribution or measurement of energy or energy fuels such as petrochemicals; providing component parts or services to companies engaged in the above activities; energy research or experimentation; and environmental activities related to pollution control. Companies participating in new activities resulting from technological advances or research discoveries in the energy field may also be considered for this Fund.

ENERGY SERVICES FUND

The Fund may invest in companies in the energy services field, including those that provide services and equipment to the conventional areas of oil, gas, electricity and coal, and alternative sources of energy such as nuclear, geothermal, oil shale and solar power. The Fund may invest in companies involved in providing services and equipment for drilling processes such as offshore and onshore drilling, drill bits, drilling rig equipment, drilling string equipment, drilling fluids, tool joints and wireline logging. Many energy service companies are engaged in production and well maintenance, providing such products and services as packers, perforating equipment, pressure pumping, downhole equipment, valves, pumps, compression equipment, and well completion equipment and service. Certain companies supply energy providers with exploration technology such as seismic data, geological and geophysical services, and interpretation of this data. The Fund may also invest in companies with a variety of underwater well services, helicopter services, geothermal plant design or construction, electric and nuclear plant design or construction, energy related capital equipment, mining related equipment or services, and high technology companies serving these industries.

FINANCIAL SERVICES FUND

The Fund may invest in companies that are involved in the financial services sector, including commercial and investment banks, savings and loan associations, consumer and industrial finance companies, securities brokerage companies, real estate-related companies, leasing companies, and a variety of firms in all segments of the insurance industry such as multi-line, property and casualty, and life insurance.

The financial services sector is currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For example, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries. Moreover, the federal laws generally separating commercial and investment banking are currently being studied by Congress.

SEC regulations provide that the Fund may not invest more than 5% of its total assets in the securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities. These companies, as well as those deriving more than 15% of profits from brokerage and investment management activities, will be considered to be "principally engaged" in this Fund's business activity. Rule 12d3-1 under the 1940 Act, allows investment portfolios such as this Fund, to invest in companies engaged in securities-related activities subject to certain conditions. Purchases of securities of a company that derived 15% or less of gross revenues during its most recent fiscal year from securities-related activities (I.E., broker/dealer, underwriting, or investment advisory activities) are subject only to the same percentage limitations as would apply to any other security the Fund may purchase. The Fund may purchase securities of an issuer that derived more than 15% of it gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions:

      a. the purchase cannot cause more than 5% of the Fund's total assets to be invested in securities of that issuer;

      b. for any equity security, the purchase cannot result in the Fund owning more than 5% of the issuer's outstanding securities in that class;

      c. for a debt security, the purchase cannot result in the fund owning more than 10% of the outstanding principal amount of the issuer's debt securities.

In  applying  the  gross  revenue  test,  an  issuer's  own   securities-related
activities must be combined with its ratable share of securities-related revenues from enterprises in which it owns a 20% or greater voting or equity interest. All of the above percentage limitations, as well as the issuer's gross revenue test, are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. The Fund will not be required to divest its holding of a particular issuer when circumstances subsequent to the purchase cause one of the above conditions to not be met. The purchase of a general partnership interest in a securities-related business is prohibited.

HEALTH CARE FUND

The Fund may invest in companies that are involved in the health care industry including companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. Companies in the health care sector may include pharmaceutical companies; firms that design, manufacture, sell, or supply medical, dental, and optical products, hardware or services; companies involved in biotechnology, medical diagnostic, and biochemical research and development, as well as companies involved in the operation of health care facilities.

INTERNET FUND

The Fund may invest in companies that are involved in the Internet sector including companies which the Advisor believes should benefit from the commercialization of technological advances, although they may not be directly involved in research and development. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware or software which impacts Internet commerce; or provide Internet access to consumers and businesses.

LEISURE FUND

The Fund may invest in companies engaged in the design, production, or distribution of goods or services in the leisure industries including television and radio broadcasting or manufacturing (including cable television); motion pictures and photography; recordings and musical instruments; publishing, including newspapers and magazines; sporting goods and camping and recreational equipment; and sports arenas. Other goods and services may include toys and games (including video and other electronic games), amusement and theme parks, travel and travel-related services, hotels and motels, leisure apparel or footwear, tobacco products, and gaming casinos.

PRECIOUS METALS FUND

The Fund may invest in the equity securities of U.S. and foreign companies that are involved in the precious metals sector ("Precious Metals Companies"). Precious Metals Companies include precious metals manufacturers; distributors of precious metals products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies.

REAL ESTATE FUND

The Fund primarily invests in equity securities of publicly traded companies principally engaged in the real estate industry. Companies principally engaged in the real estate industry include REITs, master limited partnerships ("MLPs"), and real estate owners, real estate managers, real estate brokers, and real estate dealers, and may also include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. It is expected that the majority of the Fund's total assets will be invested in securities issued by REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. Generally, REITs can be classified as Equity REITs or Mortgage REITs. Equity REITs invest the majority of their assets directly in ownership of real property and derive their income primarily from rental income. Equity REITs are further categorized according to the types of real estate properties they own, I.E., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments on the credit they have extended. The Fund will invest primarily in Equity REITs. Shareholders in the Fund should realize that by investing in REITs indirectly through the Fund, they would bear not only their proportionate share of the expenses of the Fund but also, indirectly, the management expenses of underlying REITs. These companies may concentrate their operations within a specific part of the country rather than operating predominantly on a national scale.

RETAILING FUND

The Fund may invest in companies that are involved in the retailing sector including companies engaged in merchandising finished goods and services primarily to individual consumers. Companies in which the Fund may invest include general merchandise retailers, department stores, restaurant franchises, drug stores, motor vehicle and marine dealers, and any specialty retailers selling a single category of merchandise such as apparel, toys, jewelry, consumer electronics, or home improvement products. The Fund may also invest in companies engaged in selling goods and services through alternative means such as direct telephone marketing, mail order, membership warehouse clubs, computer, or video based electronic systems.

TECHNOLOGY FUND

The Fund may invest in companies that are involved in the technology sector including companies that the Advisor believes have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements. These may include, for example, companies that develop, produce, or distribute products or services in the computer, semiconductor, electronics, communications, health care, and biotechnology sectors.

TELECOMMUNICATIONS FUND

The Fund may invest in companies that are involved in the telecommunications sector including companies engaged in the development, manufacture, or sale of communications services and/or equipment. Companies in the telecommunications field offer a variety of services and products, including local and long-distance telephone service; cellular, paging, local and wide-area product networks; satellite, microwave and cable television; Internet access; and equipment used to provide these products and services. Long-distance telephone companies may also have interests in developing technologies, such as fiber optics and data transmission. Certain types of companies in which the Fund may invest are engaged in fierce competition for a share of the market for goods or services such as private and local area networks, or are engaged in the sale of telephone set equipment.

TRANSPORTATION FUND

The Fund may invest in companies that are involved in the transportation sector, including companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment. Transportation services may include companies involved in the movement of freight and/or people such as airline, railroad, ship, truck, and bus companies. Other service companies include those that provide leasing and maintenance for automobiles, trucks, containers, rail cars, and planes. Equipment manufacturers include makers of trucks, automobiles, planes, containers, rail cars, or any other mode of transportation and their related products. In addition, the Fund may invest in companies that sell fuel-saving devices to the transportation industries and those that sell insurance and software developed primarily for transportation companies.

UTILITIES FUND

The Fund will invest primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations as described in the Fund's Prospectuses. Such companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies involved in the public communication field, including telephone, telegraph, satellite, microwave and other public communication facilities.

DESCRIPTION OF THE MONEY MARKET FUND

The Money Market Fund seeks to provide security of principal, high current income, and liquidity. The Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and may invest any remaining assets in receipts and enter into repurchase agreements fully collateralized by U.S. Government securities.

The Money Market Fund is governed by SEC rules that impose certain liquidity, maturity and diversification requirements. The Money Market Fund's assets are valued using the amortized cost method, which enables the Money Market Fund to maintain a stable NAV. All securities purchased by the Money Market Fund must have remaining maturities of 397 days or less. Although the Money Market Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Funds, which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund's outstanding shares, whichever is less.

FUNDAMENTAL POLICIES OF THE NOVA FUND, INVERSE S&P 500 FUND, OTC FUND, INVERSE OTC FUND, PRECIOUS METALS FUND, FIXED INCOME FUNDS AND MASTER FUNDS

The Nova Fund, Inverse S&P 500 Fund, OTC Fund, Inverse OTC Fund, Precious Metals Funds, Fixed Income Fund and Master Funds shall not:

1. Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Fund's total assets would be lent to other parties, except: (i) through the purchase of a portion of an issue of debt securities in accordance with the Fund's investment objective, policies, and limitations; or (ii) by engaging in repurchase agreements with respect to portfolio securities; or (iii) through the loans of portfolio securities provided the borrower maintains collateral equal to at least 100% of the value of the borrowed security and marked-to-market daily.

2.    Underwrite securities of any other issuer.

3. Purchase, hold, or deal in real estate or oil and gas interests, although the Fund may purchase and sell securities that are secured by real estate or interests therein and may purchase mortgage-related securities and may hold and sell real estate acquired for the Fund as a result of the ownership of securities.

4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued but excluding liabilities and indebtedness not constituting senior securities), except that the Fund may issue senior securities in connection with transactions in options, futures, options on futures, and other similar investments, and except as otherwise permitted herein and in Investment Restriction Nos. 5, 7, 8, and 9, as applicable to the Fund.

5. Pledge, mortgage, or hypothecate the Fund's assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with: (i) the writing of covered put and call options; (ii) the purchase of securities on a forward-commitment or delayed-delivery basis; and (iii) collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, including those relating to indices, and options on futures contracts or indices.

6. Invest in commodities except that the Fund may purchase and sell futures contracts, including those relating to securities, currencies, indices, and options on futures contracts or indices and currencies underlying or related to any such futures contracts, and purchase and sell currencies (and options thereon) or securities on a forward-commitment or delayed-delivery basis.

      6.1 THE PRECIOUS METALS FUND MAY (A) TRADE IN FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS; OR (B) INVEST IN PRECIOUS METALS AND PRECIOUS MINERALS.

7. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry (except that, to the extent the benchmark selected for a particular Domestic Equity Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry). This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities, or shares of investment companies.

      7.1   THE PRECIOUS METALS FUND WILL INVEST 25% OR MORE OF THE VALUE OF ITS
            TOTAL   ASSETS   IN   SECURITIES   IN   THE    METALS-RELATED    AND
            MINERALS-RELATED INDUSTRIES.

8. Borrow money, except: (i) as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of the Fund's total assets from a bank; or (ii) in an amount up to one-third of the value of the Fund's total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. This provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.

      8.1 THE NOVA FUND, NOVA MASTER FUND, AND GOVERNMENT LONG BOND ADVANTAGE FUND MAY BORROW MONEY, SUBJECT TO THE CONDITIONS OF PARAGRAPH 8, FOR THE PURPOSE OF INVESTMENT LEVERAGE.

      8.2 THE INVERSE GOVERNMENT LONG BOND FUND AND INVERSE GOVERNMENT LONG BOND MASTER FUND MAY BORROW MONEY, SUBJECT TO THE CONDITIONS OF PARAGRAPH 8, BUT SHALL NOT MAKE PURCHASES WHILE BORROWING IN EXCESS OF 5% OF THE VALUE OF ITS ASSETS. FOR PURPOSES OF THIS SUBPARAGRAPH, FUND ASSETS INVESTED IN REVERSE REPURCHASE AGREEMENTS ARE INCLUDED IN THE AMOUNTS BORROWED.

9. Make short sales of portfolio securities or purchase any portfolio securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The deposit or payment by the Fund of initial or variation margin in connection with futures or options transactions is not considered to be a securities purchase on margin. The Fund may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost ("selling against the box").

      9.1 THE INVERSE S&P 500 FUND, INVERSE OTC FUND, INVERSE GOVERNMENT LONG BOND FUND, INVERSE S&P 500 MASTER FUND, INVERSE OTC MASTER FUND, AND INVERSE GOVERNMENT LONG BOND MASTER FUND MAY ENGAGE IN SHORT SALES OF PORTFOLIO SECURITIES OR MAINTAIN A SHORT POSITION IF AT ALL TIMES WHEN A SHORT POSITION IS OPEN: (I) THE FUND MAINTAINS A SEGREGATED ACCOUNT WITH THE FUND'S CUSTODIAN TO COVER THE SHORT POSITION IN ACCORDANCE WITH THE POSITION OF THE SEC; OR (II) THE FUND OWNS AN EQUAL AMOUNT OF SUCH SECURITIES OR SECURITIES CONVERTIBLE INTO OR EXCHANGEABLE, WITHOUT PAYMENT OF ANY FURTHER CONSIDERATION, FOR SECURITIES OF THE SAME ISSUE AS, AND EQUAL IN AMOUNT TO, THE SECURITIES SOLD SHORT.

FUNDAMENTAL POLICIES APPLICABLE TO THE MONEY MARKET FUND

The Money Market Fund shall not:

10. Make loans to others except through the purchase of qualified debt obligations, loans of portfolio securities and entry into repurchase agreements.

11. Lend the Money Market Fund's portfolio securities in excess of 15% of the Money Market Fund's total assets. Any loans of the Money Market Fund's portfolio securities will be made according to guidelines established by the Board, including maintenance of cash collateral of the borrower equal at all times to the current market value of the securities loaned.

12. Issue senior securities, except as permitted by the Money Market Fund's investment objectives and policies.

13.   Write or purchase put or call options.

14. Invest in securities of other investment companies, except as these securities may be acquired as part of a merger, consolidation, acquisition of assets, or plan of reorganization.

15. Mortgage, pledge, or hypothecate the Money Market Fund's assets except to secure permitted borrowings. In those cases, the Money Market Fund may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of the Money Market Fund at the time of the borrowing.

16. Make short sales of portfolio securities or purchase any portfolio securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

FUNDAMENTAL POLICIES OF THE DOMESTIC EQUITY FUNDS (EXCEPT THE NOVA FUND, INVERSE S&P 500 FUND, OTC FUND, AND INVERSE OTC FUND), SECTOR FUNDS (OTHER THAN THE PRECIOUS METALS FUND), INTERNATIONAL EQUITY FUNDS, AND ALTERNATIVE FUNDS

The Domestic Equity Funds (except the Nova Fund, Inverse S&P 500 Fund, OTC Fund, and Inverse OTC Fund), Sector Funds (other than the Precious Metals Fund), International Equity Funds, and Alternative Funds may not:

      17. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require that Fund to segregate assets are not considered to be borrowing. Asset coverage of a least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

      18. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and
            (iii) lend its securities.

      19. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Funds may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

      20. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

      21. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

      22. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases, except that this restriction does not apply to the Commodities Fund.

      23. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; except that, (i) to the extent the benchmark selected for a particular Benchmark Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry; and (ii) a Sector Fund may be concentrated in an industry or group of industries within a sector. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities, or shares of investment companies.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board.

The Funds may not:

1.    Invest in warrants.

2. Invest in real estate limited partnerships (this limitation does not apply to the Real Estate Fund).

3.    Invest in mineral leases.

The Domestic Equity Funds (except the Nova Fund, Inverse S&P 500 Fund, OTC Fund, and Inverse OTC Fund), Sector Funds, International Equity Funds, and Alternative Funds may not:

4. Pledge, mortgage or hypothecate assets except to secure borrowings permitted or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

5.    Invest in companies for the purpose of exercising control.

6. Purchase securities on margin or effect short sales, except that a Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

7. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

8. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

Each Sector Fund may not:

9. Change its investment strategy to invest at least 80% of its net assets in equity securities (and derivatives thereof) of companies in its respective sector without 60 days' prior notice to shareholders.

The Commodities Fund may not:

10.   Change  its  investment  strategy  to invest at least 80% of its assets in
      commodity-linked   instruments   without   60  days'   prior   notice   to
      shareholders.

The Inverse S&P 500 Fund may not:

11. Change its investment strategy to invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to those of its underlying index, without 60 days' prior notice to shareholders.

The Government Long Bond Advantage Fund and U.S. Government Money Market Fund may not:

12. Change its investment strategy to invest at least 80% of its net assets in fixed income securities issued by the U.S. Government (and derivatives thereof) without 60 days' prior notice to shareholders.

The Inverse Government Long Bond Fund may not:

13. Change its investment strategy to invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to fixed income securities issued by the U.S. Government without 60 days' prior notice to shareholders.

The Russell 2000(R) Advantage Fund, S&P 500 Fund and Russell 2000(R) Fund may not:

14. Change its investment strategy to invest at least 80% of its net assets in financial instruments with economic characteristics that should perform similarly to those of its underlying index, without 60 days' prior notice to shareholders.

The Europe Advantage Fund may not:

15. Change its investment strategy to invest at least 80% of its net assets in equity securities of European issuers (and derivatives thereof) without 60 days' prior notice to shareholders.

The Japan Advantage Fund may not:

16. Change its investment strategy to invest at least 80% of its net assets in equity securities of Japanese issuers (and derivatives thereof) without 60 days' prior notice to shareholders.

The Large-Cap Value Fund may not:

17. Change its investment strategy to invest at least 80% of its net assets in large-cap value securities (and derivatives thereof) without 60 days' prior notice to shareholders.

The Large-Cap Growth Fund may not:

18. Change its investment strategy to invest at least 80% of its net assets in large-cap growth securities (and derivatives thereof) without 60 days' prior notice to shareholders.

The Mid-Cap Value Fund may not:

19. Change its investment strategy to invest at least 80% of its net assets in mid-cap value securities (and derivatives thereof) without 60 days' prior notice to shareholders.

The Mid-Cap Growth Fund may not:

20. Change its investment strategy to invest at least 80% of its net assets in mid-cap growth securities (and derivatives thereof) without 60 days' prior notice to shareholders.

The Mid-Cap Advantage Fund may not:

21. Change its investment strategy to invest at least 80% of its net assets in mid-cap securities (and derivatives thereof) without 60 days' prior notice to shareholders.

The Inverse Mid-Cap Fund may not:

22. Change its investment strategy to invest at least 80% of its assets in financial instruments with economic characteristics that should perform opposite to those of its underlying index, without 60 days' prior notice to shareholders.

The Inverse Russell 2000(R) Fund may not:

23. Change its investment strategy to invest at least 80% of its assets in financial instruments with economic characteristics that should perform opposite to those of its underlying index, without 60 days' prior notice to shareholders.

The Small-Cap Value Fund may not:

24. Change its investment strategy to invest at least 80% of its net assets in small-cap value securities (and derivatives thereof) without 60 days' prior notice to shareholders.

The Small-Cap Growth Fund may not:

25. Change its investment strategy to invest at least 80% of its net assets in small-cap growth securities (and derivatives thereof) without 60 days' prior notice to shareholders.

With respect to both the fundamental and non-fundamental policies of the Funds, the foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security, except for the fundamental limitation on borrowing described in paragraph 8 above under the heading "Fundamental Policies of the Nova Fund, Inverse S&P 500 Fund, OTC Fund, Inverse OTC Fund, Precious Metals Fund, Fixed Income Funds, and Master Funds" above and in paragraph 17 above under the heading "Fundamental Polices of the Domestic Equity Funds (except the Nova Fund, Inverse S&P 500 Fund, OTC Fund, and Inverse OTC Fund), Sector Funds (other than the Precious Metals Fund), International Equity Funds, and Alternative Funds." With respect to borrowings in accordance with the limitations set forth in paragraphs 8 and 17, in the event that such asset coverage shall at any time fall below 300 per centum, a Fund must reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300 per centum within three days thereafter.

BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Advisor may place a combined order, often referred to as "bunching," for two or more accounts it manages, including any of the Funds, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or a Fund may obtain, it is the opinion of the Advisor and the Trust's Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances a Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Advisor believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.

For the fiscal years ended March 31, 2004, 2005 and 2006, the Funds paid the following brokerage commissions:

------------------------------------------------------------------------------------------------------
                                                  AGGREGATE           AGGREGATE          AGGREGATE
                                                  BROKERAGE           BROKERAGE          BROKERAGE
                                FUND             COMMISSIONS         COMMISSIONS        COMMISSIONS
                              INCEPTION         DURING FISCAL       DURING FISCAL      DURING FISCAL
FUND NAME                       DATE           YEAR ENDED 2004     YEAR ENDED 2005    YEAR ENDED 2006
------------------------------------------------------------------------------------------------------
Inverse Mid-Cap               2/20/2004          $    1,353          $    7,501            $XXX
------------------------------------------------------------------------------------------------------
Inverse OTC*                   9/3/1998                 n/a                 n/a             n/a
------------------------------------------------------------------------------------------------------
Inverse OTC Master             4/1/2000          $   24,212          $   61,863            $XXX
------------------------------------------------------------------------------------------------------
Inverse Russell 2000(R)       2/20/2004          $    4,575          $   34,389            $XXX
------------------------------------------------------------------------------------------------------
Inverse S&P 500*               1/7/1994                 n/a                 n/a             n/a
------------------------------------------------------------------------------------------------------
Inverse S&P 500 Master         4/1/2000          $  292,882                 n/a            $XXX
------------------------------------------------------------------------------------------------------
Large-Cap Growth              2/20/2004          $    2,631          $  231,506            $XXX
------------------------------------------------------------------------------------------------------
Large-Cap Value               2/20/2004          $   37,486          $  319,522            $XXX
------------------------------------------------------------------------------------------------------
Mid-Cap Advantage             8/16/2000          $  746,572          $  384,394            $XXX
------------------------------------------------------------------------------------------------------
Mid-Cap Growth                2/20/2004          $    6,730          $  256,276            $XXX
------------------------------------------------------------------------------------------------------
Mid-Cap Value                 2/20/2004          $   68,186          $  500,037            $XXX
------------------------------------------------------------------------------------------------------
Nova*                         7/12/1993                 n/a                 n/a             n/a
------------------------------------------------------------------------------------------------------
Nova Master                    8/1/2001          $  813,129          $  660,578            $XXX
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                  AGGREGATE           AGGREGATE          AGGREGATE
                                                  BROKERAGE           BROKERAGE          BROKERAGE
                                FUND             COMMISSIONS         COMMISSIONS        COMMISSIONS
                              INCEPTION         DURING FISCAL       DURING FISCAL      DURING FISCAL
FUND NAME                       DATE           YEAR ENDED 2004     YEAR ENDED 2005    YEAR ENDED 2006
------------------------------------------------------------------------------------------------------
OTC                           2/14/1994          $1,202,861          $1,145,560            $XXX
------------------------------------------------------------------------------------------------------
S&P 500                         X/XX/XX                 n/a                 n/a             n/a
------------------------------------------------------------------------------------------------------
Russell 2000(R)                 X/XX/XX                 n/a                 n/a             n/a
------------------------------------------------------------------------------------------------------
Russell 2000(R)
Advantage                     11/1/2000          $2,897,247          $1,570,604            $XXX
------------------------------------------------------------------------------------------------------
Small-Cap Growth              2/20/2004          $    8,058          $  479,787            $XXX
------------------------------------------------------------------------------------------------------
Small-Cap Value               2/20/2004          $   61,740          $  712,496            $XXX
------------------------------------------------------------------------------------------------------
Banking                        4/1/1998          $  334,042          $  289,916            $XXX
------------------------------------------------------------------------------------------------------
Basic Materials                4/1/1998          $  678,466          $  537,481            $XXX
------------------------------------------------------------------------------------------------------
Biotechnology                  4/1/1998          $1,944,957          $1,276,443            $XXX
------------------------------------------------------------------------------------------------------
Consumer Products              7/6/1998          $  266,974          $  437,217            $XXX
------------------------------------------------------------------------------------------------------
Electronics                    4/1/1998          $1,931,256          $1,050,979            $XXX
------------------------------------------------------------------------------------------------------
Energy                        4/21/1998          $  449,726          $  749,288            $XXX
------------------------------------------------------------------------------------------------------
Energy Services                4/1/1998          $  599,013          $  434,546            $XXX
------------------------------------------------------------------------------------------------------
Financial Services             4/2/1998          $  680,164          $  439,412            $XXX
------------------------------------------------------------------------------------------------------
Health Care                   4/17/1998          $  579,664          $  285,674            $XXX
------------------------------------------------------------------------------------------------------
Internet                       4/6/2000          $  672,904          $  897,143            $XXX
------------------------------------------------------------------------------------------------------
Leisure                        4/1/1998          $  516,186          $  592,812            $XXX
------------------------------------------------------------------------------------------------------
Precious Metals               12/1/1993          $3,200,840          $2,761,026            $XXX
------------------------------------------------------------------------------------------------------
Real Estate                   2/20/2004          $  105,029          $  933,601            $XXX
------------------------------------------------------------------------------------------------------
Retailing                      4/1/1998          $  798,454          $  316,027            $XXX
------------------------------------------------------------------------------------------------------
Technology                    4/14/1998          $1,974,613          $1,104,524            $XXX
------------------------------------------------------------------------------------------------------
Telecommunications             4/1/1998          $  861,064          $  429,595            $XXX
------------------------------------------------------------------------------------------------------
Transportation                 4/2/1998          $  237,969          $  431,454            $XXX
------------------------------------------------------------------------------------------------------
Utilities                      4/3/2003          $  701,486          $  526,295            $XXX
------------------------------------------------------------------------------------------------------
Europe Advantage               5/8/2000          $      879          $      280            $XXX
------------------------------------------------------------------------------------------------------
Japan Advantage                5/8/2000          $    9,988          $   21,327            $XXX
------------------------------------------------------------------------------------------------------
Government Long Bond
Advantage                      1/3/1994          $   40,539          $   44,930            $XXX
------------------------------------------------------------------------------------------------------
Inverse Government
Long Bond*                     3/3/1995                 n/a                 n/a             n/a
------------------------------------------------------------------------------------------------------
Inverse Government
Long Bond Master               4/1/2000          $  216,639          $  779,922            $XXX
------------------------------------------------------------------------------------------------------
Commodities                   5/25/2005                 n/a                 n/a            $XXX
------------------------------------------------------------------------------------------------------
Dynamic Strengthening
Dollar                        5/25/2005                 n/a                 n/a            $XXX
------------------------------------------------------------------------------------------------------
Dynamic Weakening
Dollar                        5/25/2005                 n/a                 n/a            $XXX
------------------------------------------------------------------------------------------------------
U.S. Government Money
Market                        12/1/1993                 n/a                 n/a            $XXX
------------------------------------------------------------------------------------------------------

* THESE FUNDS PURSUE THEIR INVESTMENT OBJECTIVE BY INVESTING IN A "MASTER" FUND. BROKERAGE COMMISSIONS FOR THE PERIOD WERE PAID BY EACH FUND'S RESPECTIVE MASTER FUND.

[Differences, year to year, in the amount of brokerage commissions paid by the Funds (as disclosed in the table above) were primarily the result of shareholder purchase and redemption activity, as well as each Fund's overall volatility. Changes in the amount of commissions paid by a Fund do not reflect material changes in that Fund's investment objective or strategies over these periods.]

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Advisor may select a broker based upon brokerage or research services provided to the Advisor. The Advisor may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided. Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act") permits the Advisor, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Advisor may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Advisor believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Advisor may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Advisor will be in addition to and not in lieu of the services required to be performed by the Funds' Advisor under the Advisory Agreement. Any advisory or other fees paid to the Advisor are not reduced as a result of the receipt of research services.

In some cases the Advisor may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Advisor makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Advisor faces a potential conflict of interest, but the Advisor believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, a Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Advisor with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the Trust's fiscal year ended March 31, 2006, the Funds paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Advisor:

---------------------------------------------------------------------------------------------

                                 TOTAL DOLLAR AMOUNT OF           TOTAL DOLLAR AMOUNT OF
                               BROKERAGE COMMISSIONS FOR     TRANSACTIONS INVOLVING BROKERAGE
FUND NAME                          RESEARCH SERVICES        COMMISSIONS FOR RESEARCH SERVICES
---------------------------------------------------------------------------------------------
Inverse Mid-Cap                           $XXX                             $XXX
---------------------------------------------------------------------------------------------
Inverse OTC                               $XXX                             $XXX
---------------------------------------------------------------------------------------------
Inverse OTC Master                        $XXX                             $XXX
---------------------------------------------------------------------------------------------
Inverse Russell 2000(R)                   $XXX                             $XXX
---------------------------------------------------------------------------------------------
Inverse S&P 500                           $XXX                             $XXX
---------------------------------------------------------------------------------------------
Inverse S&P 500 Master                    $XXX                             $XXX
---------------------------------------------------------------------------------------------
Large-Cap Growth                          $XXX                             $XXX
---------------------------------------------------------------------------------------------
Large-Cap Value                           $XXX                             $XXX
---------------------------------------------------------------------------------------------
Mid-Cap Advantage                         $XXX                             $XXX
---------------------------------------------------------------------------------------------
Mid-Cap Growth                            $XXX                             $XXX
---------------------------------------------------------------------------------------------
Mid-Cap Value                             $XXX                             $XXX
---------------------------------------------------------------------------------------------
Nova                                      $XXX                             $XXX
---------------------------------------------------------------------------------------------
Nova Master                               $XXX                             $XXX
---------------------------------------------------------------------------------------------
OTC                                       $XXX                             $XXX
---------------------------------------------------------------------------------------------
S&P 500                                    n/a                              n/a
---------------------------------------------------------------------------------------------
Russell 2000(R)                            n/a                              n/a
---------------------------------------------------------------------------------------------
Russell 2000(R) Advantage                 $XXX                             $XXX
---------------------------------------------------------------------------------------------
Small-Cap Growth                          $XXX                             $XXX
---------------------------------------------------------------------------------------------
Small-Cap Value                           $XXX                             $XXX
---------------------------------------------------------------------------------------------
Banking                                   $XXX                             $XXX
---------------------------------------------------------------------------------------------
Basic Materials                           $XXX                             $XXX
---------------------------------------------------------------------------------------------
Biotechnology                             $XXX                             $XXX
---------------------------------------------------------------------------------------------
Consumer Products                         $XXX                             $XXX
---------------------------------------------------------------------------------------------
Electronics                               $XXX                             $XXX
---------------------------------------------------------------------------------------------
Energy                                    $XXX                             $XXX
---------------------------------------------------------------------------------------------
Energy Services                           $XXX                             $XXX
---------------------------------------------------------------------------------------------
Financial Services                        $XXX                             $XXX
---------------------------------------------------------------------------------------------
Health Care                               $XXX                             $XXX
---------------------------------------------------------------------------------------------
Internet                                  $XXX                             $XXX
---------------------------------------------------------------------------------------------
Leisure                                   $XXX                             $XXX
---------------------------------------------------------------------------------------------
Precious Metals                           $XXX                             $XXX
---------------------------------------------------------------------------------------------
Retailing                                 $XXX                             $XXX
---------------------------------------------------------------------------------------------
Technology                                $XXX                             $XXX
---------------------------------------------------------------------------------------------
Telecommunications                        $XXX                             $XXX
---------------------------------------------------------------------------------------------
Transportation                            $XXX                             $XXX
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------

                                 TOTAL DOLLAR AMOUNT OF           TOTAL DOLLAR AMOUNT OF
                               BROKERAGE COMMISSIONS FOR     TRANSACTIONS INVOLVING BROKERAGE
FUND NAME                          RESEARCH SERVICES        COMMISSIONS FOR RESEARCH SERVICES
---------------------------------------------------------------------------------------------
Utilities                                 $XXX                             $XXX
---------------------------------------------------------------------------------------------
Europe Advantage                          $XXX                             $XXX
---------------------------------------------------------------------------------------------
Japan Advantage                           $XXX                             $XXX
---------------------------------------------------------------------------------------------
Government Long Bond
Advantage Fund                            $XXX                             $XXX
---------------------------------------------------------------------------------------------
Inverse Government Long
Bond                                      $XXX                             $XXX
---------------------------------------------------------------------------------------------
Inverse Government Long
Bond Master                               $XXX                             $XXX
---------------------------------------------------------------------------------------------
Commodities                               $XXX                             $XXX
---------------------------------------------------------------------------------------------
Dynamic Strengthening
Dollar                                    $XXX                             $XXX
---------------------------------------------------------------------------------------------
Dynamic Weakening Dollar                  $XXX                             $XXX
---------------------------------------------------------------------------------------------
U.S. Government Money
Market                                    $XXX                             $XXX
---------------------------------------------------------------------------------------------

BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Advisor or the distributor for a commission in conformity with the 1940 Act, the 1934 Act and the rules promulgated by the SEC. In such instances, the placement of orders with such brokers would be consistent with the Funds' objectives or of obtaining best execution and would not be dependent upon the fact that the broker is an affiliate of the Fund, the Advisor or Rydex Distributors, Inc. (the "Distributor"). With respect to orders placed with the broker for execution on a securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company, or any affiliated person of such person to receive a brokerage commission from such registered company provided that such commission is fair and reasonable compared to the commission received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The members of the Board, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal years ended March 31, 2004, 2005 and 2006, the Funds paid the following brokerage commissions to the Distributor:

--------------------------------------------------------------------------------------------------------------------

                                                                         PERCENTAGE OF        PERCENTAGE OF TOTAL
                                                                        TOTAL BROKERAGE     BROKERAGE TRANSACTIONS,
                                                                          COMMISSIONS         INVOLVING PAYMENT OF
                                FUND          AGGREGATE BROKERAGE           PAID TO          COMMISSIONS, EFFECTED
                              INCEPTION       COMMISSIONS PAID TO          AFFILIATED          THROUGH AFFILIATED
FUND NAME                       DATE           AFFILIATED BROKER         BROKER IN 2006         BROKERS IN 2006
--------------------------------------------------------------------------------------------------------------------
                                             2004     2005     2006
--------------------------------------------------------------------------------------------------------------------
Inverse Mid-Cap               2/20/2004
--------------------------------------------------------------------------------------------------------------------
Inverse OTC                   9/3/1998
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

                                                                         PERCENTAGE OF        PERCENTAGE OF TOTAL
                                                                        TOTAL BROKERAGE     BROKERAGE TRANSACTIONS,
                                                                          COMMISSIONS         INVOLVING PAYMENT OF
                                FUND          AGGREGATE BROKERAGE           PAID TO          COMMISSIONS, EFFECTED
                              INCEPTION       COMMISSIONS PAID TO          AFFILIATED          THROUGH AFFILIATED
FUND NAME                       DATE           AFFILIATED BROKER         BROKER IN 2006         BROKERS IN 2006
--------------------------------------------------------------------------------------------------------------------
                                             2004     2005     2006
--------------------------------------------------------------------------------------------------------------------
Inverse OTC Master            4/1/2000
--------------------------------------------------------------------------------------------------------------------
Inverse Russell 2000(R)       2/20/2004
--------------------------------------------------------------------------------------------------------------------
Inverse S&P 500               1/7/1994
--------------------------------------------------------------------------------------------------------------------
Inverse S&P 500 Master        4/1/2000
--------------------------------------------------------------------------------------------------------------------
Large-Cap Growth              2/20/2004
--------------------------------------------------------------------------------------------------------------------
Large Cap Value               2/20/2004
--------------------------------------------------------------------------------------------------------------------
Mid-Cap Advantage             8/16/2000
--------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth                2/20/2004
--------------------------------------------------------------------------------------------------------------------
Mid-Cap Value                 2/20/2004
--------------------------------------------------------------------------------------------------------------------
Nova                          7/12/1993
--------------------------------------------------------------------------------------------------------------------
Nova Master                   8/1/2001
--------------------------------------------------------------------------------------------------------------------
OTC                           2/14/1994
--------------------------------------------------------------------------------------------------------------------
S&P 500                       X/X/XX
--------------------------------------------------------------------------------------------------------------------
Russell 2000(R)               X/X/XX
--------------------------------------------------------------------------------------------------------------------
Russell 2000(R) Advantage     11/1/2000
--------------------------------------------------------------------------------------------------------------------
Small-Cap Growth              2/20/2004
--------------------------------------------------------------------------------------------------------------------
Small-Cap Value               2/20/2004
--------------------------------------------------------------------------------------------------------------------
Banking                       4/1/1998
--------------------------------------------------------------------------------------------------------------------
Basic Materials               4/1/1998
--------------------------------------------------------------------------------------------------------------------
Biotechnology                 4/1/1998
--------------------------------------------------------------------------------------------------------------------
Consumer Products             7/6/1998
--------------------------------------------------------------------------------------------------------------------
Electronics                   4/1/1998
--------------------------------------------------------------------------------------------------------------------
Energy                        4/21/1998
--------------------------------------------------------------------------------------------------------------------
Energy Services               4/1/1998
--------------------------------------------------------------------------------------------------------------------
Financial Services            4/2/1998
--------------------------------------------------------------------------------------------------------------------
Health Care                   4/17/1998
--------------------------------------------------------------------------------------------------------------------
Internet                      4/6/2000
--------------------------------------------------------------------------------------------------------------------
Leisure                       4/1/1998
--------------------------------------------------------------------------------------------------------------------
Precious Metals               12/1/1993
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

                                                                         PERCENTAGE OF        PERCENTAGE OF TOTAL
                                                                        TOTAL BROKERAGE     BROKERAGE TRANSACTIONS,
                                                                          COMMISSIONS         INVOLVING PAYMENT OF
                                FUND          AGGREGATE BROKERAGE           PAID TO          COMMISSIONS, EFFECTED
                              INCEPTION       COMMISSIONS PAID TO          AFFILIATED          THROUGH AFFILIATED
FUND NAME                       DATE           AFFILIATED BROKER         BROKER IN 2006         BROKERS IN 2006
--------------------------------------------------------------------------------------------------------------------
                                             2004     2005     2006
--------------------------------------------------------------------------------------------------------------------
Real Estate                   2/20/2004
--------------------------------------------------------------------------------------------------------------------
Retailing                     4/1/1998
--------------------------------------------------------------------------------------------------------------------
Technology                    4/14/1998
--------------------------------------------------------------------------------------------------------------------
Telecommunications            4/1/1998
--------------------------------------------------------------------------------------------------------------------
Transportation                4/2/1998
--------------------------------------------------------------------------------------------------------------------
Utilities                     4/3/2003
--------------------------------------------------------------------------------------------------------------------
Europe Advantage              5/8/2000
--------------------------------------------------------------------------------------------------------------------
Japan Advantage               5/8/2000
--------------------------------------------------------------------------------------------------------------------
Government Long Bond
Advantage                     1/3/1994
--------------------------------------------------------------------------------------------------------------------
Inverse Government Long
Bond                          3/3/1995
--------------------------------------------------------------------------------------------------------------------
Inverse Government Long
Bond Master                   4/1/2000
--------------------------------------------------------------------------------------------------------------------
Commodities                   5/25/2005
--------------------------------------------------------------------------------------------------------------------
Dynamic Strengthening
Dollar                        5/25/2005
--------------------------------------------------------------------------------------------------------------------
Dynamic Weakening Dollar      5/25/2005
--------------------------------------------------------------------------------------------------------------------
U.S. Government Money
Market                        12/1/1993
--------------------------------------------------------------------------------------------------------------------

SECURITIES OF "REGULAR BROKER-DEALERS." The Funds are required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Funds may hold at the close of their most recent fiscal year. "Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust's shares. As of March 31, 2006, the following Funds held the following securities of the Trust's "regular brokers or dealers:"

--------------------------------------------------------------------------------
                                                   TOTAL $ AMOUNT OF SECURITIES
    FUND NAME       FULL NAME OF BROKER/DEALER            OF EACH REGULAR
                                                        BROKER-DEALER HELD
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and the Rydex Family of Funds are supervised by the Board under the laws of the State of Delaware. Each member of the Board is responsible for the[ 42] Funds in the Trust as well as other funds in the Rydex Family of Funds, including the Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust, that are described in separate prospectuses and Statements of Additional Information. In total the Rydex Family of Funds is comprised of [109] Funds, each of which is overseen by the Board. The Board has approved contracts, as described below, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD AND TRUST OFFICERS. Set forth below are the names, ages, position with the Trust, length of term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the length of term of office for the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust's Declaration of Trust. Unless otherwise noted, the business address of each Trustee and Officer is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

-----------------------------------------------------------------------------------------------------------------------------
                                   POSITION
                                  WITH TRUST
          NAME AND                AND LENGTH             PRINCIPAL OCCUPATIONS
        DATE OF BIRTH              OF TERM                  IN PAST 5 YEARS                  OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES*
-----------------------------------------------------------------------------------------------------------------------------
MICHAEL P. BYRUM (35)          Trustee, 2005 to    Vice President of Rydex Variable      Trustee of Rydex Variable Trust,
                               present; Vice       Trust, 1998 to present; Vice          Rydex Dynamic Funds, Rydex Series
                               President, 1997     President of Rydex Dynamic Funds,     Funds and Rydex ETF Trust, 2005
                               to present.         1999 to present; Vice President of    to present; Trustee of Rydex
                                                   Rydex ETF Trust, 2002 to present;     Capital Partners SPhinX Fund,
                                                   President of Rydex Capital Partners   2003 to present.
                                                   SPhinX Fund, 2003 to present;
                                                   President of PADCO Advisors, Inc.
                                                   and PADCO Advisors II Inc., 2004 to
                                                   present; Chief Operating Officer of
                                                   PADCO Advisors, Inc., 2003 to 2004;
                                                   Executive Vice  President of PADCO
                                                   Advisors, Inc., 1993 to 2004;
                                                   Senior Portfolio Manager of PADCO
                                                   Advisors, Inc., 1993 to 2003;
                                                   Executive Vice President of PADCO
                                                   Advisors II, Inc., 1996 to 2004;
                                                   Senior  Portfolio Manager of PADCO
                                                   Advisors II, Inc., 1996 to 2003;
                                                   President of Rydex Capital
                                                   Partners I, LLC, registered
                                                   investment adviser, and Rydex
                                                   Capital Partners II, LLC,
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                   POSITION
                                  WITH TRUST
          NAME AND                AND LENGTH             PRINCIPAL OCCUPATIONS
        DATE OF BIRTH              OF TERM                  IN PAST 5 YEARS                  OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------
                                                   registered investment adviser, 2003
                                                   to present; Executive Vice
                                                   President of Rydex Fund Services,
                                                   Inc., 2004 to present; Executive
                                                   Vice President of Rydex
                                                   Distributors, Inc., 1996 to 2004;
                                                   Secretary of PADCO Advisors, Inc.,
                                                   PADCO Advisors II, Inc., Rydex
                                                   Capital Partners I, LLC, registered
                                                   investment adviser Rydex Capital
                                                   Partners II, LLC, registered
                                                   investment adviser, and Rydex Fund
                                                   Services, Inc., 2003 to present;
                                                   Secretary of Rydex Distributors,
                                                   Inc., 1996 to 2004.
-----------------------------------------------------------------------------------------------------------------------------
CARL G. VERBONCOEUR (52)       Trustee, 2004 to    President of Rydex Variable Trust,    Trustee of Rydex Capital Partners
                               present;            Rydex Dynamic Funds, Rydex Series     SPhinX Fund, 2005 to present;
                               President, 2003     Funds and Rydex ETF Trust, 2003 to    Trustee of Rydex Variable Trust,
                               to present.         present; Vice President of the        Rydex Dynamic Funds and Rydex ETF
                                                   Trust, 1997 to 2003; Vice President   Trust, 2004 to present; Director
                                                   of Rydex Variable Trust, 1997 to      of ICI Mutual Insurance Company,
                                                   2003; Vice President of Rydex         2005 to present;
                                                   Dynamic Funds, 2000 to 2003; Vice
                                                   President of Rydex ETF Trust,
                                                   calendar year 2003; Vice President
                                                   of Rydex Capital Partners SPhinX
                                                   Fund, 2003 to present; Treasurer of
                                                   the Trust and Rydex Variable Trust,
                                                   1997 to 2003; Treasurer of Rydex
                                                   Dynamic Funds, 1999 to 2003;
                                                   Treasurer of Rydex ETF Trust, 2002
                                                   to 2003; Treasurer of Rydex Capital
                                                   Partners SPhinX Fund, calendar year
                                                   2003; Chief Executive Officer and
                                                   Treasurer of PADCO Advisors, Inc.,
                                                   PADCO Advisors II, Inc., Rydex Fund
                                                   Services, Inc. and Rydex
                                                   Distributors, Inc., 2003 to
                                                   present; Executive Vice President
                                                   and Treasurer of
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                   POSITION
                                  WITH TRUST
          NAME AND                AND LENGTH             PRINCIPAL OCCUPATIONS
        DATE OF BIRTH              OF TERM                  IN PAST 5 YEARS                  OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------
                                                   Rydex Capital Partners I, LLC,
                                                   registered investment adviser, and
                                                   Rydex Capital Partners II, LLC,
                                                   registered investment adviser, 2003
                                                   to present; President of PADCO
                                                   Advisors, Inc., PADCO Advisors II,
                                                   Inc., 2003 to 2004; President of
                                                   Rydex Fund Services, Inc. and Rydex
                                                   Distributors, Inc., 2003 to
                                                   present; Executive Vice President
                                                   of PADCO Advisors, Inc., PADCO
                                                   Advisors II, Inc., Rydex Fund
                                                   Services, Inc. and Rydex
                                                   Distributors, Inc., 2000 to 2003;
                                                   Vice President of PADCO Advisors,
                                                   Inc., PADCO Advisors II, Inc.,
                                                   Rydex Fund Services, Inc. and Rydex
                                                   Distributors, Inc., 1997 to 2000.
-----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------
COREY A. COLEHOUR (59)         Trustee, 1993 to    Owner and President of Schield        Trustee of Rydex Capital Partners
                               present.            Management Company, registered        SPhinX Fund, 2005 to present;
                                                   investment adviser, February 2005     Trustee of Rydex Variable Trust,
                                                   to present; Senior Vice President     1998 to present; Trustee of Rydex
                                                   of Marketing and Co-Owner of          Dynamic Funds, 1999 to present;
                                                   Schield Management Company,           Trustee of Rydex ETF Trust, 2003
                                                   registered investment adviser, 1985   to present.
                                                   to February 2005.
-----------------------------------------------------------------------------------------------------------------------------
J. KENNETH DALTON (64)         Trustee, 1995 to    Mortgage Banking Consultant and       Trustee of Rydex Capital Partners
                               present; Chairman   Investor, The Dalton Group, a real    SPhinX Fund, 2005 to present;
                               of the Audit        estate company, 1995 to present.      Trustee of Rydex Variable Trust,
                               Committee.                                                1998 to present; Trustee of Rydex
                                                                                         Dynamic Funds, 1999 to present;
                                                                                         Trustee of Rydex ETF Trust, 2003
                                                                                         to present.
-----------------------------------------------------------------------------------------------------------------------------
JOHN O. DEMARET (65)           Trustee, 1997 to    Retired.                              Trustee of Rydex Variable Trust,
                               present; Chairman                                         1998 to present; Trustee of Rydex
                               of the Board,                                             Dynamic Funds, 1999 to present;
                               2006 to present.                                          Trustee of Rydex ETF Trust, 2003
                                                                                         to present; Trustee of Rydex
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                   POSITION
                                  WITH TRUST
          NAME AND                AND LENGTH             PRINCIPAL OCCUPATIONS
        DATE OF BIRTH              OF TERM                  IN PAST 5 YEARS                  OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------
                                                                                         Capital Partners SPhinX Fund,
                                                                                         2003 to present.
-----------------------------------------------------------------------------------------------------------------------------
WERNER E. KELLER (65)          Trustee, 2005 to    President of Keller Partners, LLC,    Trustee of Rydex Variable Trust,
                               present.            registered investment adviser, 2005   Rydex Dynamic Funds and Rydex ETF
                                                   to present; Retired, 2001 to 2005.    Trust, 2005 to present; Trustee
                                                                                         of Rydex Capital Partners SPhinX
                                                                                         Fund, 2003 to present; Chairman
                                                                                         of Centurion Capital Management,
                                                                                         registered investment advisor,
                                                                                         1991 to 2001.
-----------------------------------------------------------------------------------------------------------------------------
THOMAS F. LYDON (45)           Trustee, 2005 to    President of Global Trends            Trustee of Rydex Variable Trust,
                               present.            Investments, registered investment    Rydex Dynamic Funds and Rydex ETF
                                                   advisor, 1996 to present.             Trust,  2005 to present; Trustee
                                                                                         of Rydex Capital Partners SPhinX
                                                                                         Fund, 2003 to present; Director
                                                                                         of U.S. Global  Investors, Inc.,
                                                                                         1997 to present; Chairman of
                                                                                         Make-A-Wish Foundation of Orange
                                                                                         County, 1999 to present.
-----------------------------------------------------------------------------------------------------------------------------
PATRICK T.  MCCARVILLE (62)    Trustee, 1997 to    Founder and Chief Executive Officer   Trustee of Rydex Capital Partners
                               present; Chairman   of Par Industries, Inc., d/b/a Par    SPhinX Fund, 2005 to present;
                               of the Nominating   Leasing, Northbrook, Illinois, 1977   Trustee of Rydex Variable Trust,
                               Committee.          to present.                           1998 to present; Trustee of Rydex
                                                                                         Dynamic Funds, 1999 to present;
                                                                                         Trustee of Rydex ETF Trust, 2003
                                                                                         to present.
-----------------------------------------------------------------------------------------------------------------------------
ROGER SOMERS (60)              Trustee, 1993 to    President of Arrow Limousine, 1963    Trustee of Rydex Capital Partners
                               present.            to present.                           SPhinX Fund, 2005 to present;
                                                                                         Trustee of Rydex Variable Trust,
                                                                                         1998 to present; Trustee of Rydex
                                                                                         Dynamic Funds, 1999 to present;
                                                                                         Trustee of Rydex ETF Trust, 2003
                                                                                         to present.
-----------------------------------------------------------------------------------------------------------------------------
OFFICERS
-----------------------------------------------------------------------------------------------------------------------------
NICK BONOS (42)                Vice President      Vice President and Treasurer of                      N/A
                               and Treasurer,      Rydex Variable Trust, Rydex Dynamic
                               2003 to present.    Funds and Rydex ETF Trust, 2003 to
                                                   present; Treasurer
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                   POSITION
                                  WITH TRUST
          NAME AND                AND LENGTH             PRINCIPAL OCCUPATIONS
        DATE OF BIRTH              OF TERM                  IN PAST 5 YEARS                  OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------
                                                   and Principal Financial Officer of
                                                   Rydex Capital Partners SPhinX Fund,
                                                   2003 to present; Senior Vice
                                                   President of Rydex Fund Services,
                                                   Inc., 2003 to present; Vice President
                                                   of Accounting of Rydex Fund Services,
                                                   Inc., 2000 to 2003.

-----------------------------------------------------------------------------------------------------------------------------
JOANNA M. HAIGNEY (38)         Chief Compliance    Chief Compliance Officer of Rydex                    N/A
                               Officer, 2004 to    Variable Trust, Rydex Dynamic
                               present;            Funds, Rydex ETF Trust and Rydex
                               Secretary, 2000     Capital Partners SPhinX Fund, 2004
                               to present.         to present; Secretary of Rydex
                                                   Dynamic Funds and Rydex Series
                                                   Funds, 2000 to present; Secretary
                                                   of Rydex ETF Trust, 2002 to
                                                   present; Secretary of Rydex Capital
                                                   Partners SPhinX Fund, 2003 to
                                                   present; Vice President of Rydex
                                                   Fund Services, Inc., 2004 to
                                                   present; Vice President of
                                                   Compliance of PADCO Advisors, Inc.
                                                   and PADCO Advisors II, Inc., 2000
                                                   to present.
-----------------------------------------------------------------------------------------------------------------------------

* DENOTES A TRUSTEE WHO MAY BE DEEMED TO BE AN "INTERESTED" PERSON OF THE FUNDS AS THAT TERM IS DEFINED IN THE 1940 ACT BY VIRTUE OF AFFILIATION WITH THE TRUST'S ADVISOR.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:

AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent auditor and the Board; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Servicer that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met 4 times in the Trust's most recently completed fiscal year.

NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent trustees of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of the Board. The Nominating Committee also reviews the compensation for the Board members. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and met XX times during the Trust's most recently completed fiscal year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Board member's "beneficial ownership" of shares of the Funds and all Rydex Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Board members and the officers of the Trust own less than 1% of the outstanding shares of the Trust.

-----------------------------------------------------------------------------------------
                                                                AGGREGATE DOLLAR RANGE OF
                               DOLLAR RANGE OF FUND SHARES      SHARES IN ALL RYDEX FUNDS
NAME                            (RYDEX SERIES FUNDS ONLY)          OVERSEEN BY TRUSTEE
-----------------------------------------------------------------------------------------
Carl G. Verboncoeur
-----------------------------------------------------------------------------------------
Michael P. Byrum*
-----------------------------------------------------------------------------------------
Corey A. Colehour
-----------------------------------------------------------------------------------------
J. Kenneth Dalton
-----------------------------------------------------------------------------------------
John O. Demaret
-----------------------------------------------------------------------------------------
Patrick T. McCarville
-----------------------------------------------------------------------------------------
Roger Somers
-----------------------------------------------------------------------------------------
    Werner E. Keller**
-----------------------------------------------------------------------------------------
    Thomas F. Lydon**
-----------------------------------------------------------------------------------------

BOARD AND OFFICER COMPENSATION. The aggregate compensation paid by the Trust to each of its Board members and officers serving during the fiscal year ended March 31, 2006, is set forth in the table below. Board members who are directors, officers or employees of the Advisor or any of its affiliated entities do not receive compensation from the Trust:

-----------------------------------------------------------------------------------------

                                              PENSION OR       ESTIMATED        TOTAL
                                              RETIREMENT         ANNUAL      COMPENSATION
                            AGGREGATE      BENEFITS ACCRUED     BENEFITS       FROM FUND
     NAME OF PERSON        COMPENSATION   AS PART OF TRUST'S      UPON         COMPLEX *
                            FROM TRUST         EXPENSES        RETIREMENT
-----------------------------------------------------------------------------------------
Michael P. Byrum**             $  0               $0               $0            $  0
-----------------------------------------------------------------------------------------
Corey A. Colehour              $XXX               $0               $0            $XXX
-----------------------------------------------------------------------------------------
J. Kenneth Dalton              $XXX               $0               $0            $XXX
-----------------------------------------------------------------------------------------
John O. Demaret                $XXX               $0               $0            $XXX
-----------------------------------------------------------------------------------------
Werner E. Keller               $XXX***            $0               $0            $XXX
-----------------------------------------------------------------------------------------
Thomas F. Lydon                $XXX***            $0               $0            $XXX
-----------------------------------------------------------------------------------------
Patrick T. McCarville          $XXX               $0               $0            $XXX
-----------------------------------------------------------------------------------------
Roger J. Somers                $XXX               $0               $0            $XXX
-----------------------------------------------------------------------------------------
Carl G.
Verboncoeur**                  $  0               $0               $0            $  0
-----------------------------------------------------------------------------------------

* REPRESENTS TOTAL COMPENSATION FOR SERVICE AS TRUSTEE OF THE TRUST, RYDEX ETF TRUST, RYDEX DYNAMIC FUNDS, RYDEX VARIABLE TRUST, AND RYDEX CAPITAL PARTNERS SPHINX FUND.

** MESSRS. VERBONCOEUR AND BYRUM ARE INTERESTED TRUSTEES, AS DEFINED ABOVE. AS OFFICERS OF THE ADVISOR, THEY DO NOT RECEIVE COMPENSATION FROM THE TRUST.

***   MESSRS. KELLER AND LYDON BECAME TRUSTEES OF THE TRUST ON JUNE 27, 2005.

CODE OF ETHICS

The Board has adopted a Combined Code of Ethics (the "Code of Ethics") pursuant to Rule 17j-1 under the 1940 Act. The Advisor, Servicer and Distributor are also covered by the Code of Ethics. The Code of Ethics applies to the personal investing activities of trustees, directors, officers and certain employees ("access persons"). Rule 17j-1 and the Code of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings. The Code of Ethics is on file with the SEC, and is available to the public.

PROXY VOTING

The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board will periodically review each Fund's proxy voting record.

The Trust annually discloses its complete proxy voting record on Form N-PX. The Trust's most recent Form N-PX is available, without charge, upon request, by calling 800.820.0888 or 301.296.5100 or by writing to

Rydex Series Funds at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Trust's Form N-PX is also available on the SEC's web site at www.sec.gov.

THE ADVISORY AGREEMENT

PADCO Advisors, Inc., 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, provides portfolio management to each Fund pursuant to an advisory contract with the Trust. The Advisor was incorporated in the State of Maryland on February 5, 1993 and, together with PADCO Advisors II, Inc., a registered investment adviser under common control, does business under the name Rydex Investments (the "Advisor"). The voting common stock of the Advisor is held predominantly by a trust established by the late Albert P. Viragh, Jr., the founder of the Advisor, for the benefit of members of his family (the "Viragh Family Trust"). Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through its ownership of voting common stock, the Viragh Family Trust and/or its three trustees, Katherine A. Viragh, Mark S. Viragh and Roger E. Young, may be deemed, under the 1940 Act, to control the Advisor.

The Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of each Fund, subject to the general supervision and control of the Board and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the members of the Board who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

Under an investment advisory agreement with the Advisor dated April 30, 2004, the Advisor serves as the investment adviser for each series of the Trust, and provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to direction and control by the Board and the officers of the Trust. As of July 3, 2006 net assets under management of the Advisor and its affiliates were approximately $XX.X billion. Pursuant to the advisory agreement, the Funds pay the Advisor at an annual rate based on the average daily net assets for each respective Fund, as set forth below. Through August 1, 2007, Rydex has contractually agreed to waive its management fee to the extent necessary to limit the ordinary operating expenses of the Commodities Fund (but excluding interest expenses, brokerage commissions and extraordinary expenses) to not more than 1.20% per annum of the average monthly net assets of the Fund (the "Contractual Fee Waiver"). [Rydex may recoup all or a portion of any waived management fees and expenses it has borne, if any, within one year after the end of the fiscal year in which the waiver was made.] The Contractual Fee Waiver may not be modified or eliminated prior to August 1, 2007, except with the approval of the Board. There is no guarantee that the contractual fee waiver will continue beyond August 1, 2007.

The continuance of the advisory agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Board members who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The advisory agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding shares of the Fund, on not less than 60 days' written notice to the Advisor, or by the Advisor on 60 days' written notice to the Trust. The advisory agreement provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

For the fiscal years ended March 31, 2004, 2005 and 2006, the Advisor received the following investment advisory fees:

---------------------------------------------------------------------------------------------------------
                                                     ADVISORY FEES      ADVISORY FEES      ADVISORY FEES
                            FUND                    PAID FOR FISCAL    PAID FOR FISCAL    PAID FOR FISCAL
                          INCEPTION     ADVISORY      YEAR ENDED         YEAR ENDED         YEAR ENDED
FUND NAME                   DATE          FEE            2004               2005               2006
---------------------------------------------------------------------------------------------------------
Inverse Mid-Cap          2/20/2004        0.90%       $    3,821         $    95,929           $XXX
---------------------------------------------------------------------------------------------------------
Inverse OTC*             9/3/1998          n/a               n/a                 n/a            n/a
---------------------------------------------------------------------------------------------------------
Inverse OTC Master       4/1/2000         0.90%       $1,469,947         $ 2,040,941           $XXX
---------------------------------------------------------------------------------------------------------
Inverse Russell
2000(R)                  2/20/2004        0.90%       $    8,059         $   298,350           $XXX
---------------------------------------------------------------------------------------------------------
Inverse S&P 500*         1/7/1994          n/a               n/a                 n/a            n/a
---------------------------------------------------------------------------------------------------------
Inverse S&P 500
Master                   4/1/2000         0.90%       $4,424,893         $ 4,196,787           $XXX
---------------------------------------------------------------------------------------------------------
Large-Cap Growth         2/20/2004        0.75%       $      499         $   176,237           $XXX
---------------------------------------------------------------------------------------------------------
Large-Cap Value          2/20/2004        0.75%       $   11,760         $   510,432           $XXX
---------------------------------------------------------------------------------------------------------
Mid-Cap Advantage        8/16/2001        0.90%       $  569,478         $   642,577           $XXX
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                     ADVISORY FEES      ADVISORY FEES      ADVISORY FEES
                            FUND                    PAID FOR FISCAL    PAID FOR FISCAL    PAID FOR FISCAL
                          INCEPTION     ADVISORY      YEAR ENDED         YEAR ENDED         YEAR ENDED
FUND NAME                   DATE          FEE            2004               2005               2006
---------------------------------------------------------------------------------------------------------
Mid-Cap Growth           2/20/2004        0.75%       $      775         $   230,429           $XXX
---------------------------------------------------------------------------------------------------------
Mid-Cap Value            2/20/2004        0.75%       $   12,905         $   480,840           $XXX
---------------------------------------------------------------------------------------------------------
Nova*                    7/12/1993         n/a               n/a                 n/a            n/a
---------------------------------------------------------------------------------------------------------
Nova Master              8/1/2001         0.75%       $1,849,182         $ 2,553,536           $XXX
---------------------------------------------------------------------------------------------------------
OTC                      2/14/1994        0.75%       $6,736,768         $ 7,056,687           $XXX
---------------------------------------------------------------------------------------------------------
Russell 2000(R)
Advantage                11/1/2000        0.90%       $1,622,332         $ 1,727,754           $XXX
---------------------------------------------------------------------------------------------------------
Small-Cap Growth         2/20/2004        0.75%       $    1,101         $   451,892           $XXX
---------------------------------------------------------------------------------------------------------
Small-Cap Value          2/20/2004        0.75%       $    6,635         $   605,378           $XXX
---------------------------------------------------------------------------------------------------------
Banking                  4/1/1998         0.85%       $  186,086         $   148,382           $XXX
---------------------------------------------------------------------------------------------------------
Basic Materials          4/1/1998         0.85%       $  276,304         $   398,276           $XXX
---------------------------------------------------------------------------------------------------------
Biotechnology            4/1/1998         0.85%       $1,465,991         $ 1,129,588           $XXX
---------------------------------------------------------------------------------------------------------
Consumer Products        7/6/1998         0.85%       $  182,937         $   386,508           $XXX
---------------------------------------------------------------------------------------------------------
Electronics              4/1/1998         0.85%       $  642,976         $   364,895           $XXX
---------------------------------------------------------------------------------------------------------
Energy                   4/21/1998        0.85%       $  334,204         $ 1,129,087           $XXX
---------------------------------------------------------------------------------------------------------
Energy Services          4/1/1998         0.85%       $  333,075         $   598,570           $XXX
---------------------------------------------------------------------------------------------------------
Financial Services       4/2/1998         0.85%       $  413,137         $   352,666           $XXX
---------------------------------------------------------------------------------------------------------
Health Care              4/17/1998        0.85%       $  385,890         $   449,221           $XXX
---------------------------------------------------------------------------------------------------------
Internet                 4/6/2000         0.85%       $  171,983         $   184,568           $XXX
---------------------------------------------------------------------------------------------------------
Leisure                  4/1/1998         0.85%       $  135,799         $   323,122           $XXX
---------------------------------------------------------------------------------------------------------
Precious Metals          12/1/1993        0.75%       $1,411,039         $ 1,439,490           $XXX
---------------------------------------------------------------------------------------------------------
Real Estate              2/20/2004        0.85%       $   24,660         $   346,730           $XXX
---------------------------------------------------------------------------------------------------------
Retailing                4/1/1998         0.85%       $  281,858         $   134,814           $XXX
---------------------------------------------------------------------------------------------------------
Technology               4/14/1998        0.85%       $  458,225         $   422,999           $XXX
---------------------------------------------------------------------------------------------------------
Telecommunications       4/1/1998         0.85%       $  192,153         $   153,471           $XXX
---------------------------------------------------------------------------------------------------------
Transportation           4/2/1998         0.85%       $   91,820         $   288,747           $XXX
---------------------------------------------------------------------------------------------------------
Utilities                4/3/2000         0.85%       $  221,222         $   250,823           $XXX
---------------------------------------------------------------------------------------------------------
Europe Advantage         5/8/2000         0.90%       $  299,158         $   509,159           $XXX
---------------------------------------------------------------------------------------------------------
Japan Advantage          5/8/2000         0.90%       $  416,090         $   609,738           $XXX
---------------------------------------------------------------------------------------------------------
Government Long
Bond Advantage           1/3/1994         0.50%       $  290,892         $   529,565           $XXX
---------------------------------------------------------------------------------------------------------
Inverse Government
Long Bond*               3/3/1995          n/a               n/a                 n/a            n/a
---------------------------------------------------------------------------------------------------------
Inverse Government
Long Bond Master         4/1/2000         0.90%       $6,682,440         $23,980,129           $XXX
---------------------------------------------------------------------------------------------------------
Commodities              5/25/05          0.75%              n/a                 n/a           $XXX
---------------------------------------------------------------------------------------------------------
Dynamic
Strengthening Dollar     5/25/05          0.90%              n/a                 n/a           $XXX
---------------------------------------------------------------------------------------------------------
Dynamic
Weakening Dollar         5/25/05          0.90%              n/a                 n/a           $XXX
---------------------------------------------------------------------------------------------------------
U.S. Government
Money Market             12/1/1993        0.50%       $7,920,008         $ 7,699,470           $XXX
---------------------------------------------------------------------------------------------------------

* THESE FUNDS PURSUE THEIR INVESTMENT OBJECTIVE BY INVESTING IN A "MASTER" FUND. THE ADVISORY FEES ARE PAID BY EACH FUND'S RESPECTIVE MASTER FUND.

PORTFOLIO MANAGERS

This  section  includes   information  about  each  Fund's  portfolio  managers,
including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:

---------------------------------------------------------------------------------------------------
                REGISTERED INVESTMENT        OTHER POOLED INVESTMENT         OTHER ACCOUNTS 1
                    COMPANIES 1,2                  VEHICLES 1
---------------------------------------------------------------------------------------------------
                NUMBER                       NUMBER                        NUMBER
                  OF       TOTAL ASSETS        OF        TOTAL ASSETS        OF        TOTAL ASSETS
   NAME        ACCOUNTS                     ACCOUNTS                      ACCOUNTS
---------------------------------------------------------------------------------------------------
Michael P.        XX          $XX.X            XX            $XX             XX            $XX
  Byrum
---------------------------------------------------------------------------------------------------
William E.
 Flaig Jr.        XX          $XX.X            XX            $XX             XX            $XX
---------------------------------------------------------------------------------------------------
 James R.
   King           XX          $XX.X            XX            $XX             XX            $XX
---------------------------------------------------------------------------------------------------

1     INFORMATION PROVIDED IS AS OF [INSERT DATE], 2006.

2     THE  PORTFOLIO   MANAGERS   MANAGE  ONE  ACCOUNT  THAT  IS  SUBJECT  TO  A
      PERFORMANCE-BASED ADVISORY FEE. THE ACCOUNT HAD $XX.X M IN ASSETS UNDER MANAGEMENT AS OF [INSERT DATE], 2006.

CONFLICTS OF INTEREST. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of a Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as one of the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

PORTFOLIO MANAGER COMPENSATION. The Advisor compensates each portfolio manager for his management of the Funds. The portfolio managers' compensation consists of a fixed annual salary and a discretionary bonus. The amount of the discretionary bonus is determined by two components. The first component is a comparison of the portfolio manager's Fund performance relative to a mutual fund peer's performance and/or to the performance of applicable internal or external benchmarks as measured over a one-year period. Mutual fund peers are those funds with similar investment objectives to a Fund managed by the portfolio manager. Mutual fund peers do not exist for all of the Rydex Funds. Rydex Funds that do not have a mutual fund peer available for comparison purposes will instead be compared to applicable internal or external benchmarks. An external benchmark, such as the S&P 500 Index, will be used for each Rydex Fund that seeks to track the performance of a published index. For a complete list and description of the external benchmarks used by the Funds, see "Investments and Risk - A Brief Guide to the Benchmarks" in the Funds' Prospectuses. An internal benchmark, such as the inverse of the S&P 500 Index, will be used when an external benchmark is not available. The second component used to determine the discretionary bonus is based on the Advisor's profit margin and assets under management.

FUND SHARES OWNED BY PORTFOLIO MANAGERS. The following table shows the dollar amount range of each portfolio manager's "beneficial ownership" of shares of each Fund as of the Trust's most recently completed fiscal year end. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

--------------------------------------------------------------------------------
PORTFOLIO MANAGER               FUND NAME           DOLLAR RANGE OF SHARES OWNED
--------------------------------------------------------------------------------
Michael P. Byrum
--------------------------------------------------------------------------------
William E. Flaig, Jr.
--------------------------------------------------------------------------------
James R. King
--------------------------------------------------------------------------------

THE ADMINISTRATIVE SERVICE AGREEMENT AND ACCOUNTING SERVICE AGREEMENT

General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by Rydex Fund
Services, Inc. (the "Servicer"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, subject to the general supervision and control of the Board and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer. The Servicer is wholly-owned by the Viragh Family Trust.

Under the service agreement, the Servicer provides the Trust and each Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and each Fund under federal and state securities laws. The Servicer also maintains the shareholder account records for each Fund, disburses dividends and distributions payable by each Fund, and produces statements with respect to account activity for each Fund and each Fund's shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to each Fund; each Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to the Fund under the service agreement.

In consideration for its services, the Servicer is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of each Fund except the Government Long Bond Advantage and U.S. Government Money Market Funds which have an annual rate of 0.20% of the daily net assets of the Funds. The service fee contractual rate paid to the Servicer by the Funds is set forth below.

For the fiscal years ended March 31, 2004, 2005 and 2006, the Servicer received the following service fees:

----------------------------------------------------------------------------------------------

                                           ADMINISTRATIVE     ADMINISTRATIVE    ADMINISTRATIVE
                                            SERVICE FEES       SERVICE FEES      SERVICE FEES
                               FUND        PAID FOR FISCAL    PAID FOR FISCAL   PAID FOR FISCAL
                             INCEPTION       YEAR ENDED         YEAR ENDED        YEAR ENDED
       FUND NAME               DATE             2004               2005              2006
----------------------------------------------------------------------------------------------
    Inverse Mid-Cap          2/20/2004       $    1,062         $   26,647           $XXX
----------------------------------------------------------------------------------------------
      Inverse OTC            9/3/1998        $  408,220         $  566,785           $XXX
----------------------------------------------------------------------------------------------
  Inverse OTC Master *       4/1/2000               n/a                n/a            n/a
----------------------------------------------------------------------------------------------
 Inverse Russell 2000(R)     2/20/2004       $    2,239         $   82,875           $XXX
----------------------------------------------------------------------------------------------
    Inverse S&P 500          1/7/1994        $1,228,644         $1,165,305           $XXX
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------

                                           ADMINISTRATIVE     ADMINISTRATIVE    ADMINISTRATIVE
                                            SERVICE FEES       SERVICE FEES      SERVICE FEES
                               FUND        PAID FOR FISCAL    PAID FOR FISCAL   PAID FOR FISCAL
                             INCEPTION       YEAR ENDED         YEAR ENDED        YEAR ENDED
       FUND NAME               DATE             2004               2005              2006
----------------------------------------------------------------------------------------------
    Inverse S&P 500
        Master *             4/1/2000               n/a                n/a            n/a
----------------------------------------------------------------------------------------------
    Large-Cap Growth         2/20/2004       $      166         $   58,746           $XXX
----------------------------------------------------------------------------------------------
    Large-Cap Value          2/20/2004       $    3,920         $  170,144           $XXX
----------------------------------------------------------------------------------------------
   Mid-Cap Advantage         8/16/2001       $  158,188         $  178,494           $XXX
----------------------------------------------------------------------------------------------
     Mid-Cap Growth          2/20/2004       $      258         $   76,810           $XXX
----------------------------------------------------------------------------------------------
     Mid-Cap Value           2/20/2004       $    4,302         $  160,280           $XXX
----------------------------------------------------------------------------------------------
         Nova                7/12/1993       $  616,131         $  850,815           $XXX
----------------------------------------------------------------------------------------------
     Nova Master *           8/1/2001               n/a                n/a            n/a
----------------------------------------------------------------------------------------------
          OTC                2/14/1994       $2,245,589         $2,352,229           $XXX
----------------------------------------------------------------------------------------------
    Russell 2000(R)
       Advantage             11/1/2000       $  450,648         $  479,932           $XXX
----------------------------------------------------------------------------------------------
    Small-Cap Growth         2/20/2004       $      367         $  150,631           $XXX
----------------------------------------------------------------------------------------------
    Small-Cap Value          2/20/2004       $    2,212         $  201,793           $XXX
----------------------------------------------------------------------------------------------
        Banking              4/1/1998        $   54,731         $   43,642           $XXX
----------------------------------------------------------------------------------------------
    Basic Materials          4/1/1998        $   81,266         $  117,140           $XXX
----------------------------------------------------------------------------------------------
     Biotechnology           4/1/1998        $  431,174         $  332,232           $XXX
----------------------------------------------------------------------------------------------
   Consumer Products         7/6/1998        $   53,805         $  113,679           $XXX
----------------------------------------------------------------------------------------------
      Electronics            4/1/1998        $  189,111         $  107,322           $XXX
----------------------------------------------------------------------------------------------
         Energy              4/21/1998       $   98,295         $  332,084           $XXX
----------------------------------------------------------------------------------------------
    Energy Services          4/1/1998        $   97,963         $  176,050           $XXX
----------------------------------------------------------------------------------------------
   Financial Services        4/2/1998        $  121,511         $  103,725           $XXX
----------------------------------------------------------------------------------------------
      Health Care            4/17/1998       $  113,497         $  132,124           $XXX
----------------------------------------------------------------------------------------------
        Internet             4/6/2000        $   50,583         $   54,285           $XXX
----------------------------------------------------------------------------------------------
        Leisure              4/1/1998        $   39,941         $   95,036           $XXX
----------------------------------------------------------------------------------------------
    Precious Metals          12/1/1993       $  470,346         $  479,830           $XXX
----------------------------------------------------------------------------------------------
      Real Estate            2/20/2004       $    7,253         $  101,979           $XXX
----------------------------------------------------------------------------------------------
       Retailing             4/1/1998        $   82,899         $   39,651           $XXX
----------------------------------------------------------------------------------------------
       Technology            4/14/1998       $  134,772         $  124,412           $XXX
----------------------------------------------------------------------------------------------
   Telecommunications        4/1/1998        $   56,516         $   45,139           $XXX
----------------------------------------------------------------------------------------------
     Transportation          4/2/1998        $   27,006         $   84,926           $XXX
----------------------------------------------------------------------------------------------
       Utilities             4/3/2000        $   65,065         $   73,771           $XXX
----------------------------------------------------------------------------------------------
    Europe Advantage         5/8/2000        $   83,099         $  141,433           $XXX
----------------------------------------------------------------------------------------------
    Japan Advantage          5/8/2000        $  115,581         $  169,372           $XXX
----------------------------------------------------------------------------------------------
    Government Long
    Bond Advantage           1/3/1994              $XXX               $XXX           $XXX
----------------------------------------------------------------------------------------------
  Inverse Government
      Long Bond              3/3/1995        $1,855,610         $6,658,694           $XXX
----------------------------------------------------------------------------------------------
  Inverse Government
  Long Bond Master *         4/1/2000               n/a                n/a            n/a
----------------------------------------------------------------------------------------------
      Commodities            5/25/2005              n/a                n/a           $XXX
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------

                                           ADMINISTRATIVE     ADMINISTRATIVE    ADMINISTRATIVE
                                            SERVICE FEES       SERVICE FEES      SERVICE FEES
                               FUND        PAID FOR FISCAL    PAID FOR FISCAL   PAID FOR FISCAL
                             INCEPTION       YEAR ENDED         YEAR ENDED        YEAR ENDED
       FUND NAME               DATE             2004               2005              2006
----------------------------------------------------------------------------------------------
 Dynamic Strengthening
         Dollar              5/25/2005              n/a                n/a           $XXX
----------------------------------------------------------------------------------------------
   Dynamic Weakening
         Dollar              5/25/2005              n/a                n/a           $XXX
----------------------------------------------------------------------------------------------
    U.S. Government
     Money Market            12/1/1993       $3,168,003         $3,079,788           $XXX
----------------------------------------------------------------------------------------------

*     THESE  FUNDS  PURSUE  THEIR   INVESTMENT   OBJECTIVE  BY  INVESTING  IN  A
      "MASTER-FEEDER ARRANGEMENT". THE ADMINISTRATIVE SERVICE FEES ARE PAID BY THE FEEDER FUND.

Pursuant to an Accounting Services Agreement, the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions. Certain officers and Trustees of the Trust are also officers and directors of the Servicer.

For the fiscal years ended March 31, 2004, 2005 and 2006, the Servicer received the following accounting services fees:

------------------------------------------------------------------------------------------------------

                                                 ACCOUNTING         ACCOUNTING          ACCOUNTING
                                              SERVICE FEES PAID  SERVICE FEES PAID   SERVICE FEES PAID
                                               FOR FISCAL YEAR    FOR FISCAL YEAR     FOR FISCAL YEAR
                                  FUND              ENDED              ENDED               ENDED
FUND NAME                    INCEPTION DATE         2004               2005                2006
------------------------------------------------------------------------------------------------------
Inverse Mid-Cap                2/20/2004          $    425         $   10,659              $XXX
------------------------------------------------------------------------------------------------------
Inverse OTC                    9/3/1998           $163,001         $  224,325              $XXX
------------------------------------------------------------------------------------------------------
Inverse OTC Master *           4/1/2000                n/a                n/a               n/a
------------------------------------------------------------------------------------------------------
Inverse Russell 2000(R)        2/20/2004          $    895         $   33,150              $XXX
------------------------------------------------------------------------------------------------------
Inverse S&P 500                1/7/1994           $419,179         $  406,038              $XXX
------------------------------------------------------------------------------------------------------
Inverse S&P 500
Master *                       4/1/2000                n/a                n/a               n/a
------------------------------------------------------------------------------------------------------
Large-Cap Growth               2/20/2004          $     66         $   23,498              $XXX
------------------------------------------------------------------------------------------------------
Large-Cap Value                2/20/2004          $  1,568         $   68,058              $XXX
------------------------------------------------------------------------------------------------------
Mid-Cap Advantage              8/16/2001          $ 63,275         $   71,397              $XXX
------------------------------------------------------------------------------------------------------
Mid-Cap Growth                 2/20/2004          $    103         $   30,724              $XXX
------------------------------------------------------------------------------------------------------
Mid-Cap Value                  2/20/2004          $  1,721         $   64,112              $XXX
------------------------------------------------------------------------------------------------------
Nova                           7/12/1993          $240,577         $  317,349              $XXX
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------

                                                 ACCOUNTING         ACCOUNTING          ACCOUNTING
                                              SERVICE FEES PAID  SERVICE FEES PAID   SERVICE FEES PAID
                                               FOR FISCAL YEAR    FOR FISCAL YEAR     FOR FISCAL YEAR
                                  FUND              ENDED              ENDED               ENDED
FUND NAME                    INCEPTION DATE         2004               2005                2006
------------------------------------------------------------------------------------------------------
Nova Master *                  8/1/2001                n/a                n/a               n/a
------------------------------------------------------------------------------------------------------
OTC                            2/14/1994          $607,118         $  619,070              $XXX
------------------------------------------------------------------------------------------------------
Russell 2000(R)
Advantage                      11/1/2000          $178,672         $  188,566              $XXX
------------------------------------------------------------------------------------------------------
Small-Cap Growth               2/20/2004          $    147         $   60,252              $XXX
------------------------------------------------------------------------------------------------------
Small-Cap Value                2/20/2004          $    885         $   80,717              $XXX
------------------------------------------------------------------------------------------------------
Banking                        4/1/1998           $ 21,893         $   17,457              $XXX
------------------------------------------------------------------------------------------------------
Basic Materials                4/1/1998           $ 32,506         $   46,856              $XXX
------------------------------------------------------------------------------------------------------
Biotechnology                  4/1/1998           $172,446         $  132,893              $XXX
------------------------------------------------------------------------------------------------------
Consumer Products              7/6/1998           $ 21,522         $   45,472              $XXX
------------------------------------------------------------------------------------------------------
Electronics                    4/1/1998           $ 75,644         $   42,929              $XXX
------------------------------------------------------------------------------------------------------
Energy                         4/21/1998          $ 39,318         $  132,834              $XXX
------------------------------------------------------------------------------------------------------
Energy Services                4/1/1998           $ 39,185         $   70,420              $XXX
------------------------------------------------------------------------------------------------------
Financial Services             4/2/1998           $ 48,604         $   41,490              $XXX
------------------------------------------------------------------------------------------------------
Health Care                    4/17/1998          $ 45,399         $   52,849              $XXX
------------------------------------------------------------------------------------------------------
Internet                       4/6/2000           $ 20,233         $   21,714              $XXX
------------------------------------------------------------------------------------------------------
Leisure                        4/1/1998           $ 15,976         $   38,014              $XXX
------------------------------------------------------------------------------------------------------
Precious Metals                12/1/1993          $186,438         $  191,417              $XXX
------------------------------------------------------------------------------------------------------
Real Estate                    2/20/2004          $  2,901         $   40,792              $XXX
------------------------------------------------------------------------------------------------------
Retailing                      4/1/1998           $ 33,160         $   15,861              $XXX
------------------------------------------------------------------------------------------------------
Technology                     4/14/1998          $ 53,909         $   49,765              $XXX
------------------------------------------------------------------------------------------------------
Telecommunications             4/1/1998           $ 22,606         $   18,055              $XXX
------------------------------------------------------------------------------------------------------
Transportation                 4/2/1998           $ 10,802         $   33,970              $XXX
------------------------------------------------------------------------------------------------------
Utilities                      4/3/2000           $ 26,026         $   29,509              $XXX
------------------------------------------------------------------------------------------------------
Europe Advantage               5/8/2000           $ 33,240         $   56,573              $XXX
------------------------------------------------------------------------------------------------------
Japan Advantage                5/8/2000           $ 46,232         $   67,749              $XXX
------------------------------------------------------------------------------------------------------
Government Long
Bond Advantage                 1/3/1994           $ 58,178         $  105,913              $XXX
------------------------------------------------------------------------------------------------------
Inverse Government             3/3/1995           $513,259         $1,135,845              $XXX
Long Bond
------------------------------------------------------------------------------------------------------
Inverse Government             4/1/2000                n/a                n/a               n/a
Long Bond Master *
------------------------------------------------------------------------------------------------------
Commodities                    5/25/2005               n/a                n/a              $XXX
------------------------------------------------------------------------------------------------------
Dynamic Strengthening          5/25/2005               n/a                n/a              $XXX
Dollar
------------------------------------------------------------------------------------------------------
Dynamic Weakening
Dollar                         5/25/2005               n/a                n/a              $XXX
------------------------------------------------------------------------------------------------------
U.S. Government Money
Market                         12/1/1993          $813,399         $  798,770              $XXX
------------------------------------------------------------------------------------------------------

*     THESE  FUNDS  PURSUE  THEIR   INVESTMENT   OBJECTIVE  BY  INVESTING  IN  A
      "MASTER-FEEDER ARRANGEMENT". THE ACCOUNTING SERVICE FEES ARE PAID BY THE FEEDER FUND.

DISTRIBUTION

Pursuant to a distribution agreement adopted by the Trust (the "Distribution Agreement"), Rydex Distributors, Inc. (the "Distributor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, acts as distributor for the shares of the Trust under the general supervision and control of the Board and the officers of the Trust. The Distributor is wholly owned by the Viragh Family Trust. The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Funds. In addition, the Distribution Agreement permits the Distributor to receive as compensation any front-end sales load or contingent deferred sales charge collected by the Funds or other asset-based sales charges collected pursuant to any distribution or shareholder services plans adopted by the Funds on behalf of the various classes of shares. Each of the Fund's current distribution and shareholder services plans, as well as a description of the services performed under each, are described below.

ADVISOR CLASS DISTRIBUTION AND SHAREHOLDER SERVICING PLAN - Each Fund has adopted a Distribution and Shareholder Services Plan for Advisor Class Shares (the "Advisor Class Plan"). Under the Advisor Class Plan, the Distributor, or third parties that enter into agreements with the Distributor ("Service Providers"), may receive up to 0.25% of each Fund's assets attributable to Advisor Class Shares as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act. In addition to distribution services, the Advisor Class Plan permits the payment of up to 0.25% of each Fund's assets attributable to Advisor Class Shares to the Distributor or designated Service Providers as compensation for shareholder services, which are not primarily intended to result in the sale of the shares of the Funds.

A-CLASS DISTRIBUTION PLAN - Each Fund has adopted a Distribution Plan applicable to A-Class Shares (the "A-Class Plan"). Under the A-Class Plan, the Distributor, or designated Service Providers, may receive up to 0.25% of each Fund's assets attributable to A-Class Shares as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act.

C-CLASS DISTRIBUTION AND SHAREHOLDER SERVICING PLAN - Each Fund has adopted a Distribution and Shareholder Services Plan for C-Class Shares (the "C-Class Plan"). Under the C-Class Plan, the Distributor, or designated Service Providers, may receive up to a total of 1.00% of each Fund's assets attributable to C-Class Shares as compensation for distribution and shareholder services pursuant to Rule 12b-1 of the 1940 Act. The C-Class Plan allows for payment of up to 0.75% of each Fund's assets attributable to C-Class Shares as compensation for distribution services and up to 0.25% of each Fund's assets attributable to C-Class Shares as compensation for shareholder services.

H-CLASS DISTRIBUTION PLAN AND SHAREHOLDER SERVICES PLAN - Each Fund has adopted a Distribution Plan and a Shareholder Services Plan applicable to H-Class Shares (the "H-Class Plan"). Under the H-Class Plan, the Distributor, or designated Service Providers, may receive up to 0.25% of each Fund's assets attributable to H-Class Shares as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act. The Shareholder Services Plan permits the payment of up to 0.25% of each Fund's assets attributable to H-Class Shares to designated Service Providers as compensation for providing shareholder services, which are not primarily intended to result in the sale of the shares of the Funds.

DESCRIPTION OF DISTRIBUTION AND SHAREHOLDER SERVICES - Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund "supermarkets" and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Funds), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Shareholder services may include: (i) maintaining accounts relating to clients that invest in shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by the Services Providers; (iv) responding to inquiries from clients concerning their investment in shares; (v) assisting clients in changing dividend options, account designations and addresses; (vi) providing information periodically to clients showing their position in shares; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and (viii) processing dividend payments from the Funds on behalf of clients.

For the fiscal year ended March 31, 2006, the Funds paid the following fees pursuant to the plans described above:

------------------------------------------------------------------------------------------------------
                                                ADVISOR
                                  FUND           CLASS         A-CLASS        C-CLASS        H-CLASS
                                INCEPTION        (0.25%         (0.25%         (1.00%         (0.25%
FUND NAME                         DATE         12b-1 FEE)     12b-1 FEE)     12b-1 FEE)     12b-1 FEE)
------------------------------------------------------------------------------------------------------
Inverse Mid-Cap                 2/20/2004         $XXX           $XXX           $XXX           $XXX
------------------------------------------------------------------------------------------------------
Inverse OTC                     9/3/1998          $XXX           $XXX           $XXX           $XXX
------------------------------------------------------------------------------------------------------
Inverse Russell 2000(R)         2/20/2004         $XXX           $XXX           $XXX           $XXX
------------------------------------------------------------------------------------------------------
Inverse S&P 500                 1/7/1994          $XXX           $XXX           $XXX           $XXX
------------------------------------------------------------------------------------------------------
Large-Cap Growth                2/20/2004         $XXX           $XXX           $XXX           $XXX
------------------------------------------------------------------------------------------------------
Large-Cap Value                 2/20/2004         $XXX           $XXX           $XXX           $XXX
------------------------------------------------------------------------------------------------------
Mid-Cap Advantage               8/16/2001         $XXX           $XXX           $XXX           $XXX
------------------------------------------------------------------------------------------------------
Mid-Cap Growth                  2/20/2004         $XXX           $XXX           $XXX           $XXX
------------------------------------------------------------------------------------------------------
Mid-Cap Value                   2/20/2004         $XXX           $XXX           $XXX           $XXX
------------------------------------------------------------------------------------------------------
Nova                            7/12/1993         $XXX           $XXX           $XXX           $XXX
------------------------------------------------------------------------------------------------------
OTC                             2/14/1994         $XXX           $XXX           $XXX           $XXX
------------------------------------------------------------------------------------------------------
Russell 2000(R) Advantage       11/1/2000         $XXX           $XXX           $XXX           $XXX
------------------------------------------------------------------------------------------------------
Small-Cap Growth                2/20/2004         $XXX           $XXX           $XXX           $XXX
------------------------------------------------------------------------------------------------------
Small-Cap Value                 2/20/2004         $XXX           $XXX           $XXX           $XXX
------------------------------------------------------------------------------------------------------
Banking                         4/1/1998          $XXX           $XXX           $XXX           $XXX
------------------------------------------------------------------------------------------------------
Basic Materials                 4/1/1998          $XXX           $XXX           $XXX           $XXX
------------------------------------------------------------------------------------------------------
Biotechnology                   4/1/1998          $XXX           $XXX           $XXX           $XXX
------------------------------------------------------------------------------------------------------
Consumer Products               7/6/1998          $XXX           $XXX           $XXX           $XXX
------------------------------------------------------------------------------------------------------
Electronics                     4/1/1998          $XXX           $XXX           $XXX           $XXX
------------------------------------------------------------------------------------------------------
Energy                          4/21/1998         $XXX           $XXX           $XXX           $XXX
------------------------------------------------------------------------------------------------------
Energy Services                 4/1/1998          $XXX           $XXX           $XXX           $XXX
------------------------------------------------------------------------------------------------------
Financial Services              4/2/1998          $XXX           $XXX           $XXX           $XXX
------------------------------------------------------------------------------------------------------
Health Care                     4/17/1998         $XXX           $XXX           $XXX           $XXX
------------------------------------------------------------------------------------------------------
Internet                        4/6/2000          $XXX           $XXX           $XXX           $XXX
------------------------------------------------------------------------------------------------------
Leisure                         4/1/1998          $XXX           $XXX           $XXX           $XXX
------------------------------------------------------------------------------------------------------
Precious Metals                 12/1/1993         $XXX           $XXX           $XXX           $XXX
------------------------------------------------------------------------------------------------------
Real Estate                     2/20/2004         $XXX           $XXX           $XXX           $XXX
------------------------------------------------------------------------------------------------------
Retailing                       4/1/1998          $XXX           $XXX           $XXX           $XXX
------------------------------------------------------------------------------------------------------
Technology                      4/14/1998         $XXX           $XXX           $XXX           $XXX
------------------------------------------------------------------------------------------------------
Telecommunications              4/1/1998          $XXX           $XXX           $XXX           $XXX
------------------------------------------------------------------------------------------------------
Transportation                  4/2/1998          $XXX           $XXX           $XXX           $XXX
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                ADVISOR
                                  FUND           CLASS         A-CLASS        C-CLASS        H-CLASS
                                INCEPTION        (0.25%         (0.25%         (1.00%         (0.25%
FUND NAME                         DATE         12B-1 FEE)     12B-1 FEE)     12B-1 FEE)     12B-1 FEE)
------------------------------------------------------------------------------------------------------
Utilities                       4/3/2000          $XXX           $XXX           $XXX           $XXX
------------------------------------------------------------------------------------------------------
Europe Advantage                5/8/2000          $XXX           $XXX           $XXX           $XXX
------------------------------------------------------------------------------------------------------
Japan Advantage                 5/8/2000          $XXX           $XXX           $XXX           $XXX
------------------------------------------------------------------------------------------------------
Government Long Bond
Advantage                       1/3/1994          $XXX           $XXX           $XXX           $XXX
------------------------------------------------------------------------------------------------------
Inverse Government Long
Bond                            3/3/1995          $XXX           $XXX           $XXX           $XXX
------------------------------------------------------------------------------------------------------
Commodities                     5/24/2005         $XXX           $XXX           $XXX           $XXX
------------------------------------------------------------------------------------------------------
Dynamic Strengthening
Dollar                          5/24/2005         $XXX           $XXX           $XXX           $XXX
------------------------------------------------------------------------------------------------------
Dynamic Weakening Dollar        5/24/2005         $XXX           $XXX           $XXX           $XXX
------------------------------------------------------------------------------------------------------
U.S. Government Money
Market                          12/1/1993         $XXX           $XXX           $XXX           $XXX
------------------------------------------------------------------------------------------------------

COSTS AND EXPENSES

Each Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; non-Interested Trustees' fees and expenses; the costs and expenses of redeeming shares of a Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, each of the Funds pays an equal portion of the trustee fees and expenses for attendance at Board meetings for the members of the Board who are not affiliated with, or interested persons of, the Advisor.

BUSINESS CONTINUITY AND DISASTER RECOVERY

The Advisor, the Distributor and the Servicer (collectively, the "Service Providers") have developed a joint Business Continuity and Disaster Recovery Program (the "Program") that is designed to minimize the disruption of normal business operations in the event of a disaster. While the Service Providers believe that the Program is comprehensive and should enable them to survive a disaster and reestablish normal business operations in a timely manner, under certain unusual or unexpected circumstances the Service Providers could be prevented or hindered from providing services to the Funds for extended periods of time. These circumstances may include, without limitation, acts of God, acts of government in its sovereign or contractual capacity, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. Under each Service Provider's agreement with the Trust, absent willful misfeasance, bad faith or gross negligence on the part of the Service Provider, or the reckless disregard of their obligations, the Service Provider generally will not be liable for any related losses to the Funds or to the Funds' shareholders as a result of such an occurrence.

PRINCIPAL HOLDERS OF SECURITIES

As of July 3, 2006 the following persons were the only persons who were record owners or, to the knowledge of the Trust, beneficial owners of 5% or more of the shares of the Funds.

---------------------------------------------------------------------------------------------------
                                        PERCENTAGE
     FUND NAME           NUMBER OF        OF FUND       NAME OF BENEFICIAL    ADDRESS OF BENEFICIAL
  AND SHARE CLASS         SHARES          SHARES              OWNER                   OWNER
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectuses entitled "Calculating Net Asset Value." The NAV of a Fund serves as the basis for the purchase and redemption price of that Fund's shares. The NAV per share of a Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Advisor using methods established or ratified by the Board.

Options on securities and indices purchased by a Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter ("OTC") market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts generally are valued based upon the unrealized gain or loss on the contract determined with reference to the first price reported by established futures exchanges after the close of a Fund pricing cycle, or alternatively, with reference to the average price at which futures are bought and sold by a Fund. Options on futures contracts generally are valued with reference to the underlying futures contract. If the market makes a limit move with respect to a particular commodity, the commodity will be valued at fair value by the Advisor using methods established or ratified by the Board.

The International Equity Funds will generally value their assets at fair value because of the time difference between the close of the relevant foreign exchanges and the time the Funds price their shares at the close of the NYSE. Such valuation will attempt to reflect the U.S. financial markets' perceptions and trading activity related to the Funds' assets since the calculation of the closing level of the Funds' respective benchmarks. The Topix 100 Index is determined in the early morning (2:00 or 3:00 a.m., depending on daylight savings time) U.S. Eastern Time ("ET"), prior to the opening of the NYSE. The Stoxx 50 Index(SM) is determined in the mid-morning (approximately 10:30 a.m.) U.S. ET, prior to the closing of the NYSE. Under fair value pricing, the values assigned to a Fund's securities may not be the quoted or published prices of those securities on their primary markets or exchanges.

On days when shares of the Fixed Income Funds and the Inverse Government Long Bond Master Fund have been purchased, redeemed, and/or exchanged, the portfolio securities held by the Fixed Income Funds and Inverse Government Long Bond Master Fund which are traded on the Chicago Board of Trade ("CBOT") are valued at the earlier of: (i) the time of the execution of the last trade of the day for the Fixed Income Funds and Inverse Government Long Bond Master Fund in those CBOT-traded portfolio securities; or (ii) the last price reported by an independent pricing service before the calculation of the Fixed Income Funds' or the Inverse Government Long Bond Master Fund's NAV. On days when the CBOT is closed during its usual business hours and there is no need for the Fixed Income Funds or the Inverse Government Long Bond Master Fund to execute trades on the CBOT, the value of the CBOT-traded portfolio securities held by the Fixed Income Funds or Inverse Government Long Bond Master Fund will be the last price reported by an independent pricing service before the calculation of the Fund's NAV.

OTC securities held by a Fund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. Securities listed on the Nasdaq National Market and Nasdaq SmallCap Market may be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported. The portfolio securities of a Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the mean of the last bid and asked price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the mean between the bid and the offered quotations of such currencies against U.S. Dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Board. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Board, which procedures may include the delegation of certain responsibilities regarding valuation to the Advisor or the officers of the Trust. The officers of the Trust report, as necessary, to the Board regarding portfolio valuation determination. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Funds are valued at fair value.

The Money Market Fund will utilize the amortized cost method in valuing its portfolio securities for purposes of determining the NAV of its shares even though the portfolio securities may increase or decrease in market value, generally, in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument while this method provides certainty in valuation, this method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if this Fund sold the instrument. During such periods, the yield to investors in the Money Market Fund may differ somewhat from that obtained in a similar company which uses mark-to-market values for all its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Money Market Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant NAV per share of $1.00.

The Money Market Fund's use of the amortized cost method is permitted pursuant to Rule 2a-7 under the 1940 Act (the "Rule"). The Rule requires that the Money Market Fund limit its investments to U.S. Dollar-denominated instruments that meet the Rule's quality, maturity and diversification requirements. The Rule also requires the Money Market Fund to maintain a dollar-weighted average portfolio maturity of not more than ninety days and precludes the purchase of any instrument with a remaining maturity of more than thirteen months.

The  Money  Market  Fund  may  only  purchase  "Eligible  Securities."  Eligible
Securities are securities which: (a) have remaining maturities of thirteen months or less; (b) either (i) are rated in the two highest short-term rating categories by any two nationally-recognized statistical rating organizations ("NRSROs") that have issued a short-term rating with respect to the security or class of debt obligations of the issuer, or (ii) if only one NRSRO has issued a short-term rating with respect to the security, then by that NRSRO; (c) were long-term securities at the time of issuance whose issuers have outstanding short-term debt obligations which are comparable in priority and security and has a ratings as specified in (b) above; or (d) if no rating is assigned by any NRSRO as provided in (b) and (c) above, the unrated securities are determined by the Board to be of comparable quality to any rated securities.

As permitted by the Rule, the Board has delegated to the Advisor, subject to the Board's oversight pursuant to guidelines and procedures adopted by the Board, the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

If the Board determines that it is no longer in the best interests of the Money Market Fund and its shareholders to maintain a stable price of $1.00 per share, or if the Board believes that maintaining such price no longer reflects a market-based NAV per share, the Board has the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Money Market Fund will notify shareholders of any such change.

PURCHASE AND REDEMPTION OF SHARES

MINIMUM INVESTMENT REQUIREMENTS

Shareholders will be informed of any increase in the minimum investment requirements by a new prospectus or a prospectus supplement, in which the new minimum is disclosed. Any request for a redemption (including pursuant to check writing privileges) by an investor whose account balance is: (a) below the currently applicable minimum investment; or (b) would be below that minimum as a result of the redemption, will be treated as a request by the investor of a complete redemption of that account. In addition, the Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder's most recent purchase of Fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).

TAX CONSEQUENCES

Note that in the case of tax-qualified retirement plans, a redemption from such a plan may have adverse tax consequences. A shareholder contemplating such a redemption should consult his or her own tax adviser. Other shareholders should consider the tax consequences of any redemption.

SUSPENSION OF THE RIGHT OF REDEMPTION

The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that disposal of Fund investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC, by order, may permit for the protection of Fund investors. In cases where Nasdaq, the CME or Chicago Board Options Exchange ("CBOE"), CBOT, or any foreign market where the Funds' securities trade, as appropriate, is closed or trading is restricted, a Fund may ask the SEC to permit the right to redemption to be suspended. On any day that any of the securities exchanges on which the Funds' securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received. Any order received after that time will receive the next business day's NAV.

HOLIDAYS

The NYSE, the Federal Reserve Bank of New York, the Nasdaq, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays:
(i) New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (the CBOT and CME will have abbreviated trading schedules), Thanksgiving Day, and Christmas Day; and
(ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. In addition, the U.S. Government bond market is closed on Columbus Day and Veteran's Day. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges and markets may modify its holiday schedule at any time. In addition, as of December 6, 2004, the U.S. bond market will likely close early the day before Columbus Day and Veterans' Day, as recommended by the Bond Market Association.

The national Japanese holidays affecting the relevant securities markets in Japan are as follows: New Year's Day; Coming-of-Age Day; National Foundation
Day; Vernal Equinox Day; Greenery Day; Constitution Memorial Day; Children's Day; Marine Day; Respect-of-the-Aged Day; Autumnal Equinox Day; Health-Sports Day; Culture Day; Labor Thanksgiving Day; and Emperor's Birthday. Although the Trust expects this same holiday schedule to be observed in the future, the Japanese exchange may modify its holiday schedule at any time.

National holidays in the various European countries will also affect the relevant European securities markets. Due to the variety of holidays in each EU country as well as Switzerland, those holidays are not listed here.

REDEMPTIONS IN-KIND

The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of a Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 of the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's NAV during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

A-CLASS SHARES - INITIAL SALES CHARGES, REDUCTIONS AND WAIVERS

INITIAL SALES CHARGES / DEALER REALLOWANCES. A-Class Shares of the Funds are sold subject to a front-end sales charge as described in the A-Class Shares Prospectus. The sales charge is used to compensate the Distributor and participating securities dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.

Selling dealers are normally reallowed a portion of the sales charge by the Distributor. The following table shows the amount of the front-end sales charge that is reallowed to dealers as a percentage of the offering price of A-Class Shares.

-------------------------------------------------------------------------------------------
AMOUNT OF INVESTMENT                    AUTHORIZED DEALER COMMISSION AS % OF OFFERING PRICE
-------------------------------------------------------------------------------------------
Less than $100,000                                            4.00%
-------------------------------------------------------------------------------------------
$100,000 but less than $250,000                               3.00%
-------------------------------------------------------------------------------------------
$250,000 but less than $500,000                               2.25%
-------------------------------------------------------------------------------------------
$500,000 but less than 1,000,000                              1.20%
-------------------------------------------------------------------------------------------
Greater than $1,000,000                                       1.00%
-------------------------------------------------------------------------------------------

REDUCED SALES CHARGES. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your securities dealer are responsible for providing sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

RIGHTS OF ACCUMULATION

You may qualify for reduced initial sales charges based upon your existing investment in shares of any Rydex Fund at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, the Distributor takes into account not only the money which is invested upon such proposed purchase, but also the value of all A-Class and C-Class shares of the Rydex Funds that you own (other than A-Class Shares of the U.S. Government Money Market Fund, as discussed in its Prospectus), calculated at their then current public offering price.

If you qualify for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if you already own qualifying A-Class or C-Class shares of any Rydex Fund with a value of $80,000 and wish to invest an additional $40,000 in an A-Class Share of a Fund, the reduced initial sales charge of 4.75% will apply to the full $40,000 purchase and not just to the $20,000 in excess of the $100,000 breakpoint.

To qualify for obtaining the discount applicable to a particular purchase, you or your securities dealer must furnish the Servicer with a list of the account numbers and the names in which your Rydex Fund accounts are registered at the time the purchase is made.

      AGGREGATING ACCOUNTS (GROUP PURCHASES)

      1. To receive a reduced sales charge on A-Class Shares, investments in any A-Class or C-Class shares (other than A-Class Shares of the U.S. Government Money Market Fund, as discussed in the Prospectus) made by you, your spouse and your children under the age of 21 may be aggregated if made for your/their own account(s) and:

      o trust accounts established by the above individuals. However, if the person(s) who established the trust is/are deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

      o     solely controlled business accounts;

      o     single participant retirement plans; or

      o endowments or foundations established and controlled by you or your immediate family.

      2. Investments made by a trustee or other fiduciary for a single trust estate or fiduciary account and multiple-employee benefit plans of a single employer or affiliated employers - provided they are not aggregated with individual accounts - may also be aggregated.

      3. Similarly, investments made for participant accounts of a 403(b) plan that is treated like an employer-sponsored plan, or multiple 403(b) plans of a single employer or affiliated employers, may be aggregated. In addition, investments made for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization may be aggregated. Finally, investments made by a common trust fund or other diversified pooled accounts not specifically formed for the purpose of accumulating fund shares may be aggregated.

      SOME ACCOUNTS CANNOT BE AGGREGATED. At the request of certain investment firms, some accounts are set up as "street name" or "nominee" accounts. This means that the investment firm has sole access, and that the Funds have limited access, to the investment firm's clients' account information. Since the Servicer has little or no access to certain nominee or street name account information, these accounts generally may not be aggregated for the purpose of receiving reduced sales charges. Check with your securities dealer to determine if this applies to your account.

LETTERS OF INTENT

You may also pay reduced initial sales charges by indicating on the account application that you intend to provide a Letter of Intent ("LOI"), and then fulfilling the conditions of that LOI.

The LOI confirms the total investment in shares of the Rydex Funds that you intend to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, you indicate that you understand and agree to the terms of the LOI and that you are bound by the provisions described below:

      CALCULATING THE INITIAL SALES CHARGE:

      o Each purchase of Fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" in the Prospectus).

      o It is your responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

      o The offering price may be further reduced as described below above under "Rights of Accumulation" if the Servicer is advised of all other accounts at the time of the investment.

      o Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

      CALCULATING THE NUMBER OF SHARES TO BE PURCHASED

      o Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

      o Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

      o If you meet the original obligation at any time during the 13-month period, you may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

      o The Servicer will process necessary adjustments upon the expiration or completion date of the LOI.

      FULFILLING THE INTENDED INVESTMENT

      o By signing an LOI, you are not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, you will have to pay the increased amount of sales charge.

      o To assure compliance with the provisions of the 1940 Act, the Servicer will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to you. All shares purchased, including those escrowed, will be registered in your name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

      o If the intended investment is not completed, you will pay the Servicer the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If you do not pay such difference within 20 days of the expiration date, you irrevocably appoint the Servicer as your attorney-in-fact to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

      CANCELING THE LOI

      o If at any time before completing the LOI Program you wish to cancel the agreement, you must give written notice to the Distributor.

      o If at any time before completion the LOI Program you request the Servicer to liquidate or transfer beneficial ownership of your total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Servicer will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

SALES CHARGE WAIVERS. The A-Class Shares' initial sales charges will be waived for certain types of investors, as described in the Prospectus.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income and any distributions of net realized capital gains from each of the Funds will be distributed as described in the Trust's Prospectuses under "Dividends and Distributions." Normally, all such distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund.

The Money Market and Government Long Bond Advantage Funds intend to declare dividends daily from net investment income (and net short-term capital gains, if any) and distribute such dividends daily. Net income, for dividend purposes, includes accrued interest and accretion of original issue and market discount, plus or minus any short-term gains or losses realized on sales of portfolio securities, less the amortization of market premium and the estimated expenses of the Funds. Net income will be calculated immediately prior to the determination of NAV per share of the Money Market and Government Long Bond Advantage Funds.

The Board may revise the dividend policy, or postpone the payment of dividends, if the Money Market Fund should have or anticipate any large unexpected expense, loss, or fluctuation in net assets which, in the opinion of the Board, might have a significant adverse effect on shareholders of the Money Market Fund. On occasion, in order to maintain a constant $1.00 per share NAV for the Money Market Fund, the Board may direct that the number of outstanding shares of the Money Market Fund be reduced in each shareholder's account. Such reduction may result in taxable income to a shareholder of the Money Market Fund in excess of the net increase (I.E., dividends, less such reduction), if any, in the shareholder's account for a period of time. Furthermore, such reduction may be realized as a capital loss when the shares are liquidated.

With respect to the investment by the Government Long Bond Advantage Fund in U.S. Treasury zero coupon bonds, a portion of the difference between the issue price of zero coupon securities and the face value of such securities (the "original issue discount") is considered to be income to the Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the Government Long Bond Advantage Fund which must be distributed to shareholders of the Fund in order to maintain the qualification of the Fund as regulated investment companies for tax purposes. The tax rules applicable to regulated investment companies are described below.

FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectuses is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.


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

REGULATED INVESTMENT COMPANY STATUS

A fund that qualifies as a regulated investment company ("RIC") will not be subject to federal income taxes on the net investment income and net realized capital gains that the fund distributes to the Fund's shareholders. Each of the Funds will seek to qualify for treatment as a RIC under the Code. Provided that for each tax year a Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least 90% of the Fund's net investment income for such year (including, for this purpose, net realized short-term capital gains), the Fund itself will not be subject to federal income taxes to the extent the Fund's net investment income and the Fund's net realized capital gains, if any, are distributed to the Fund's shareholders. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies, and net income derived from an interest in a qualified publicly traded partnership (the "90% Test"). A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year: (a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnership (the "Asset Test"). Income and gains from transactions in commodities such as precious metals and minerals will not qualify as gross income from "securities" for purposes of the 90% test. Income from investments in precious metals and in precious minerals will not qualify as gross income from "securities" for purposes of the 90% Test. The Precious Metals Fund, therefore, intends to restrict its investment in precious metals and in precious minerals to avoid a violation of the 90% Test.

In the event of a failure by a Fund to qualify as a RIC, the Fund would be subject to tax on its taxable income at corporate rates, and the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income. Such distributions would be eligible for the dividends received deduction for corporate shareholders, and for the lower tax rates applicable to qualified dividend income received by individual shareholders, subject to certain limitations. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had the Fund qualified as a RIC. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's NAV.

Each Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for the year and 98% of its capital gain net income, for the one-year period ending on October 31 of such year, plus certain other amounts. Each Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax but can make no assurances that all such tax liability will be eliminated.

Each Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. Except for the Government Long Bond Advantage Fund, all or portion of the net


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

investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that the fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (I.E., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States).

In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, a Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund's shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such (currently at a maximum rate of 15%), regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

Shareholders  of the  Government  Long Bond  Advantage Fund and the Money Market
Fund will be subject to federal income tax on dividends paid from interest income derived from taxable securities and on distributions of realized net short-term capital gains. Interest and realized net short-term capital gains distributions are taxable to shareholders of the Government Long Bond Advantage Fund and the Money Market Fund as ordinary dividend income regardless of whether the shareholder receives such distributions in additional Fund shares or in cash. Since the Government Long Bond Advantage Fund's and the Money Market Fund's income is expected to be derived entirely from interest rather than dividends, none of such distributions will be eligible for the federal dividends received deduction available to corporations. Shareholders who have not held Fund shares for a full year should be aware that a Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in a Fund.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal and state income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term or short-term, depending on the length of the time shares have been held. Because the Money Market Fund intends to maintain a stable $1.00 NAV per share, shareholders of that Fund should not expect to realize any gain or loss on the sale, redemption or exchange of such shares.

The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

All or a portion of any loss realized upon the redemption of Fund shares will be disallowed to the extent that other shares in a Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares. In addition, any loss realized by a shareholder on the disposition of shares held for six months or less is treated as a long-term capital loss to the extent of any distributions of any net long-term capital gains received by the shareholder with respect to such shares.

SPECIAL TAX CONSIDERATIONS

INTERNATIONAL EQUITY, SECTOR FUNDS AND ALTERNATIVE FUNDS. As described above, gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies generally are included as qualifying income in applying the 90% Test. It should be noted, however, that for purposes of the 90% Test, the Secretary of the Treasury is authorized to issue regulations that would exclude from qualifying income foreign currency gains which are not directly related to the RIC's principal business of investing in stock or securities (or options and futures with respect to stock or securities). No regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. If such future regulations were applied to the Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds, it is possible that the amount of their qualifying income would no longer satisfy the 90% Test and the Funds would fail to qualify as RICs.

It is also possible that the Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds' strategy of investing in foreign currency-related financial instruments might cause the Funds to fail to satisfy the Asset Test, resulting in their failure to qualify as RICs. Failure of the Asset Test might result from a determination by the Internal Revenue Service that financial instruments in which the Funds invest are not securities. Moreover, even if the financial instruments are treated as securities, a determination by the Internal Revenue Service regarding the identity of the issuers of the securities or the fair market values of the securities that differs from the determinations made by the Funds could result in the failure by the Funds to diversify their investments in a manner necessary to satisfy the Asset Test. The tax treatment of a Fund and its shareholders in the event the Fund fails to qualify as a RIC is described above under "Regulated Investment Company Status".

Under the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (I.E., unless certain special rules apply, currencies other than the U.S. Dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under the Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are also subject to special treatment. In general, any such gains or losses will increase or decrease the amount of the a Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of a Fund's net capital gain. Additionally, if such losses exceed other investment company taxable income during a taxable year, a Fund would not be able to make any ordinary dividend distributions.

The Sector Funds and International Equity Funds may incur a liability for dividend withholding tax as a result of investment in stock or securities of foreign corporations. If, at any year-end, more than 50% of the assets of a Fund are comprised of stock or securities of foreign corporations, the Fund may elect to "pass through" to shareholders the amount of foreign taxes paid by that Fund. The Fund will make such an election only if that Fund deems this to be in the best interests of its shareholders. If the Fund does not qualify to make this election or does qualify, but does not choose to do so, the imposition of such taxes would directly reduce the return to an investor from an investment in that Fund.

COMMODITIES FUND. One of the requirements for qualification as a RIC under Subchapter M of the Code is that a Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or


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

foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income"). As described in the Prospectuses, the Fund currently intends to gain most of its exposure  to the  commodities  markets by  entering  into swap  agreements  on a commodities index, and may invest in other commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes.

The status of the swap contracts and other commodity-linked derivative instruments under tests to qualify as a RIC under Subchapter M of the Code has been recently addressed in Revenue Ruling 2006-1 which provides that income from commodity-linked swaps in which the Fund invests will not be considered qualifying income after June 30, 2006. The Fund will therefore restrict its income from commodity-linked swaps (when combined with its other investments that produce non-qualifying income) to be less than 10 percent of its gross income.

The Fund has received a private letter ruling from the Internal Revenue Service that concludes that certain commodities-linked notes held by the Fund will produce qualifying income for purposes of the RIC qualification tests. The Advisor, therefore, believes it can continue to successfully operate the Fund in a manner consistent with the Fund's current investment objective by investing in certain commodities-linked structured notes.

If the Fund were to fail to qualify as a regulated investment company, the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund's earnings and profits. If the Fund were to fail to qualify as a regulated investment company and became subject to federal income tax, any shareholders of the Fund would be subject to diminished investment returns.

OPTIONS TRANSACTIONS BY THE FUNDS

If a call option written by a Fund expires, the amount of the premium received by a Fund for the option will be short-term capital gain to the Fund. If such an option is closed by a Fund, any gain or loss realized by a Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by a Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to a Fund depending on the Fund's holding period for the underlying security or underlying futures contract.

With respect to call options purchased by a Fund, a Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

Each Fund has available to it a number of elections under the Code concerning the treatment of option transactions for tax purposes. A Fund will utilize the tax treatment that, in a Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by a Fund. These tax considerations may have an impact on investment decisions made by a Fund.

Each of the Domestic Equity Funds, Sector Funds, International Equity Funds, Alternative Funds and Master Funds in its operations also will utilize options on stock indices. Options on "broad based" stock indices are classified as "nonequity options" under the Code. Gains and losses resulting from the expiration, exercise, or closing of such nonequity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, "blended gain or loss"). In addition, any nonequity option and futures contract held by a Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The trading strategies of each of the Domestic Equity Funds, Sector Funds, International Equity Funds, Alternative Funds and Master involving non-equity options on stock indices may constitute "straddle" transactions. "Straddles" may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. Each of these Funds will also have available a number of elections under the Code concerning the treatment of option transactions for tax purposes. Each such Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by a Fund. These tax considerations may have an impact on investment decisions made by a Fund.

A Fund's transactions in certain options, under some circumstances, could preclude a Fund's qualifying for the special tax treatment available to investment companies meeting the requirements of Subchapter M of the Code.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

MASTER-FEEDER STRUCTURE

The Nova Fund, Inverse S&P 500 Fund, Inverse OTC Fund and the Inverse Government Long Bond Fund are each feeder funds in a master-feeder structure. The corresponding Master Funds for these Funds are the Nova Master Fund, Inverse S&P 500 Master Fund, Inverse OTC Master Fund and the Inverse Government Long Bond Master Fund, respectively. Each master fund is taxable for federal income tax purposes as a corporation and each has made an election to be treated as a regulated investment company.

Each of the Nova Fund, Inverse S&P 500 Fund, Inverse OTC Fund and the Inverse Government Long Bond Fund will receive dividend and capital gain distributions from the Nova Master Fund, Inverse S&P 500 Master Fund, Inverse OTC Master Fund and the Inverse Government Long Bond Master Fund, respectively. Such dividend and capital gain distributions will then be distributed by the Nova Fund, Inverse S&P 500 Fund, Inverse OTC Fund and the Inverse Government Long Bond Fund to their respective shareholders.

BACK-UP WITHHOLDING

In certain cases a Fund will be required to withhold and remit to the U.S. Treasury an amount equal to the applicable back-up withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund shares, paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder's social security number); (2) is subject to back-up withholding by the Internal Revenue Service ("IRS"); (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

OTHER ISSUES

Each Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment. In some states ownership of fund shares may also be subject to state and local taxation. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Government National Mortgage Association or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

PORTFOLIO HOLDINGS

The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of the Funds' Advisor, principal underwriter, or any affiliated person of the Funds, the Advisor, or the principal underwriter.

Information concerning the Funds' portfolio holdings may be disclosed in the ordinary course of business and as frequently as daily, but no earlier than one business day following the date of the information, to (i) certain personnel of those Service Providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers, and (ii) other personnel of the Advisor and other Service Providers, such as the Funds' administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Funds and/or the terms of the Funds' current registration statement. As of August 1, 2006, Fund portfolio holdings information is disclosed to the following entities as part of ongoing arrangements that serve legitimate business purposes: [Morningstar, Lipper, Vickers Stock Research, Thomson Financial, Bloomberg, Standard & Poor's and Investor Responsibility Research Center.]

The Funds' Chief Compliance Officer, or a Senior Compliance Administrator designated by the Chief Compliance Officer, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where the Funds have legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall the Funds, the Advisor, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Funds' portfolio holdings.

The Board exercises continuing oversight of the disclosure of the Funds' portfolio holdings by (1) overseeing the implementation and enforcement of the Portfolio Holdings Disclosure Policies and Procedures, the Code of Ethics, and the Protection of Non-Public Information Policies and Procedures (collectively, the portfolio holdings governing policies) by the Funds' Chief Compliance Officer and the Funds, (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies, and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. The Board and the Funds reserve the right to amend the Policies and Procedures at any time and from time to time without prior notice in their sole discretion. For purposes of the Policies and Procedures, the term "portfolio holdings" means the equity and debt securities (E.G., stocks and bonds) held by a Fund and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by a Fund.

In addition to the permitted disclosures described above, the Funds must disclose its complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's web site at www.sec.gov.

VOTING RIGHTS

You receive one vote for every full Fund share owned. Each Fund or class of a Fund will vote separately on matters relating solely to that Fund or class. All shares of the Funds are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 800.820.0888 or 301.296.5100, or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

REPORTING

You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

SHAREHOLDER INQUIRIES

You  may  visit  the  Trust's  web  site  at  WWW.RYDEXINVESTMENTS.COM  or  call
800.820.0888 or 301.296.5100 to obtain information on account statements, procedures, and other related information.

INDEX PUBLISHERS

The Rydex Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), Dow Jones, or the Board of Trade of the City of New York, Inc. ("NYBOT" or "Licensor"), a corporation with offices at World Financial Center, One North End Avenue, New York, NY. S&P, Dow Jones, and NYBOT make no representation or warranty, express or implied, to the owners of the Rydex Funds or any member of the public regarding the advisability of investing in securities generally or in the Rydex Funds particularly or the ability of the S&P, Dow Jones and/or NYBOT Indices to track general stock market performance. S&P, Dow Jones, and NYBOT's only relationship to Rydex Investments is the licensing of certain trademarks and trade names of S&P, Dow Jones, NYBOT and of the S&P Indices, Dow Jones
Industrial Average(SM) and NYBOT Indices which are determined, composed and calculated by S&P, Dow Jones, and NYBOT, respectively, without regard to Rydex Investments or the Rydex Funds. S&P, Dow Jones and NYBOT have no obligation to take the needs of Rydex Investments or the owners of the Rydex Funds into consideration in determining, composing or calculating the S&P Indices, the

Dow Jones Industrial Average(SM), or NYBOT Indices, respectively. S&P, Dow Jones and NYBOT are not responsible for and have not participated in the determination of the prices and amount of the Rydex Funds, the timing of the issuance or sale of the Rydex Funds, or in the determination or calculation of the NAV of the Rydex Funds. S&P, Dow Jones and NYBOT have no obligation or liability in connection with the administration, marketing or trading of the Rydex Funds.

S&P, DOW JONES AND NYBOT DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P INDICES, DOW JONES INDUSTRIAL AVERAGE(SM), OR NYBOT INDICES, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN AND S&P, DOW JONES AND NYBOT SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P, DOW JONES AND NYBOT MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY RYDEX INVESTMENTS, OWNERS OF THE RYDEX FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDICES, DOW JONES INDUSTRIAL AVERAGE(SM), OR NYBOT INDICES, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN. S&P, DOW JONES AND NYBOT MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDICES, DOW JONES INDUSTRIAL AVERAGE(SM), OR NYBOT, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P, DOW JONES OR NYBOT HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES AND RYDEX INVESTMENTS.

FRANK RUSSELL COMPANY ("RUSSELL")

THE INVERSE RUSSELL 2000(R), RUSSELL 2000(R) ADVANTAGE AND RUSSELL 2000(R) FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY RUSSELL. RUSSELL MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE FUNDS PARTICULARLY OR THE ABILITY OF THE RUSSELL 2000(R) INDEX TO TRACK GENERAL STOCK MARKET PERFORMANCE OR A SEGMENT OF THE SAME. RUSSELL'S PUBLICATION OF THE RUSSELL 2000(R) INDEX IN NO WAY SUGGESTS OR IMPLIES AN OPINION BY RUSSELL AS TO THE ADVISABILITY OF INVESTMENT IN ANY OR ALL OF THE SECURITIES UPON WHICH THE RUSSELL 2000(R) INDEX IS BASED. RUSSELL'S ONLY RELATIONSHIP TO THE TRUST IS THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES OF RUSSELL AND OF THE RUSSELL 2000(R) INDEX WHICH IS DETERMINED, COMPOSED AND CALCULATED BY RUSSELL WITHOUT REGARD TO THE TRUST OR THE FUNDS. RUSSELL IS NOT RESPONSIBLE FOR AND HAS NOT REVIEWED THE FUNDS NOR ANY ASSOCIATED LITERATURE OR PUBLICATIONS AND RUSSELL MAKES NO REPRESENTATION OR WARRANTY EXPRESS OR IMPLIED AS TO THEIR ACCURACY OR COMPLETENESS, OR OTHERWISE. RUSSELL RESERVES THE RIGHT, AT ANY TIME AND WITHOUT NOTICE, TO ALTER, AMEND, TERMINATE OR IN ANY WAY CHANGE THE RUSSELL 2000(R) INDEX. RUSSELL HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE FUNDS.

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, INVESTORS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE RUSSELL 2000(R)

INDEX OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

COUNSEL

Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue NW, Washington, DC 20004, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

____________________, ____________________, is the independent registered public accounting firm of the Trust and each of the Funds. For the years ended March 31, 2003 and prior, ____________________, ____________________, was the independent registered public accounting firm of the Trust.

CUSTODIAN

____________________,  ____________________,  serves as custodian for the Trust, and the Funds, under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of each Fund and maintains all necessary related accounts and records.

FINANCIAL STATEMENTS

The Trust's financial statements for the fiscal year ended March 31, 2006, including notes thereto and the report of ____________________, are incorporated by reference into this SAI. A copy of the Trust's 2006 Annual Report to Shareholders must accompany the delivery of this SAI.

                                   APPENDIX A

BOND RATINGS

Below is a description of Standard & Poor's Ratings Group ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") bond rating categories.

STANDARD & POOR'S RATINGS
GROUP CORPORATE BOND RATINGS

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated "AA" also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in small degree.

A - Bonds rated "A" have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated "BBB" are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated "CCC" have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

MOODY'S INVESTORS SERVICE, INC.
CORPORATE BOND RATINGS

AAA - Bonds rate "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to a "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA - Bonds rate "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protections may not be as large as in "AAA" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated "A" possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA - Bonds rated "Baa" are considered as medium grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA - Bonds rated "Ba" are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

CAA - Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                   APPENDIX B

                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

I.    INTRODUCTION

      PADCO Advisors, Inc. and PADCO Advisors II, Inc., together doing business as Rydex Investments, generally are responsible for voting proxies with respect to securities held in client accounts, including clients registered as investment companies under the Investment Company Act of 1940 ("Funds") and clients that are pension plans ("Plans") subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). This document sets forth Rydex Investments' policies and guidelines with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. Specifically, Rule 206(4)-6 requires that we:

      o Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;

      o Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and

      o Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.

II.   PROXY VOTING POLICIES AND PROCEDURES

      A.    Proxy Voting Policies

            Proxies may have economic value and, where Rydex Investments is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best long-term economic interests of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of the proxy vote. Our authority is initially established by our advisory contracts or comparable documents. Clients, however, may change their proxy voting direction at any time.

            The financial interest of our clients is the primary consideration in determining how proxies should be voted. Any material conflicts of interest between Rydex Investments and our clients with respect to proxy voting are resolved in the best interests of clients, in accordance with the procedures described in Section III, below.

      B.    Proxy Voting Procedures

            Rydex Investments utilizes the services of an outside proxy voting firm, Investor Responsibility Research Center, Inc. ("IRRC"), to act as agent for the proxy process, to maintain records on proxy votes for our clients, and to provide independent research on corporate governance, proxy and corporate responsibility issues. In the absence of contrary instructions received from Rydex Investments, IRRC will vote proxies in accordance with the proxy voting guidelines (the "Guidelines") attached as SCHEDULE A hereto, as such Guidelines may be revised from time to time by Rydex Investments' portfolio management group (the "Committee"). Under its arrangement with IRRC, Rydex Investments has agreed to:

      o Provide IRRC with a copy of the Guidelines and to inform IRRC promptly of any changes to the Guidelines;

      o Deliver to IRRC, on a timely basis, all documents, information and materials necessary to enable IRRC to provide the services contemplated to be performed by it on a timely and efficient basis (such as conveying to IRRC a power of attorney with respect to the services to be provided hereunder and providing IRRC on a timely basis with Rydex Investments' authorized stamp, proxy cards, special voting instructions, authorization letters to custodian banks and any other materials necessary for the performance by IRRC of its duties);

      o Provide IRRC with a data file containing portfolio information (such as account numbers, share amounts, and security identifiers such as cusip and/or sedol numbers) on a regular basis; and

      o Coordinate with IRRC with respect to the classification of proxy items and for the treatment of items not clearly defined under the Guidelines.

III.  RESOLVING POTENTIAL CONFLICTS OF INTEREST

      The Committee is responsible for identifying potential conflicts of interest in regard to the proxy voting process. Examples of potential conflicts of interest include:

      o Managing a pension plan for a company whose management is soliciting proxies;

      o Having a material business relationship with a proponent of a proxy proposal in which this business relationship may influence how the proxy vote is cast; and

      o     Rydex Investments,  its employees or affiliates having a business or
            personal   relationship   with  participants  in  a  proxy  contest,
            corporate directors or candidates for directorships.

      To ensure that all proxies are voted in the best interests of clients and are not the product of any potential conflict of interest, if a potential conflict of interest exists Rydex Investments will instruct IRRC to vote in accordance with the established Guidelines. In the absence of established Guidelines (I.E., in instances where the Guidelines provide for a "case-by-case" review), Rydex Investments may vote a proxy regarding that proposal in any of the following manners:

      o REFER PROPOSAL TO THE CLIENT - Rydex Investments may refer the proposal to the client and obtain instructions from the client on how to vote the proxy relating to that proposal.

      o OBTAIN CLIENT RATIFICATION - If Rydex Investments is in a position to disclose the conflict to the client (I.E., such information is not confidential), Rydex Investments may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the client, and obtain the client's consent to how Rydex Investments will vote on the proposal (or otherwise obtain instructions from the client on how the proxy on the proposal should be voted).

      o USE AN INDEPENDENT THIRD PARTY FOR ALL PROPOSALS - Subject to any client imposed proxy voting policies, Rydex Investments may vote all proposals in a proxy according to the policies of an independent third party, such as IRRC or a similar entity (or to have the third party vote such proxies).

      o USE AN INDEPENDENT THIRD PARTY TO VOTE THE SPECIFIC PROPOSALS THAT INVOLVE A CONFLICT - Subject to any client imposed proxy voting policies, Rydex Investments may use an independent third party (such as IRRC) to recommend how the proxy for specific proposals that involve a conflict should be voted (or to have the third party vote such proxies).

IV.   SECURITIES SUBJECT TO LENDING ARRANGEMENTS

      For various legal or administrative reasons, Rydex Investments is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client's securities lending arrangement with the client's custodian. Rydex Investments will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, Rydex Investments may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the client's custodian for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in Rydex Investments' judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

V.    SPECIAL ISSUES WITH VOTING FOREIGN PROXIES

      Voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA Plan), Rydex Investments may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.

VI.   ASSISTANCE WITH FORM N-PX AND PROXY VOTING RECORD

      Rydex Investments shall assist its Fund clients in disclosing the following information on Form N-PX for each proxy matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which Rydex Investments, or IRRC as its agent, voted on the client's behalf by providing the following information to the Fund on a regular quarterly basis within 30 days after the end of the quarter:

      (i)         The name of the issuer of the portfolio security;

      (ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

      (iii) The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);

      (iv)        The shareholder meeting date;

      (v)         A brief identification of the matter voted on;

      (vi) Whether the matter was proposed by the issuer or by a security holder;

      (vii) Whether Rydex Investments (or IRRC as its agent) cast the client's vote on the matter;

      (viii) How Rydex Investments (or IRRC as its agent) cast the client's vote (I.E., for or against proposal, or abstain; for or withhold regarding election of directors); and

      (ix) Whether Rydex Investments (or IRRC as its agent) cast the client's vote for or against management.

VII.  DISCLOSURE OF HOW TO OBTAIN VOTING INFORMATION

      Rule 206(4)-6 requires Rydex Investments to disclose in response to any client request how the client can obtain information from Rydex Investments on how its securities were voted. Rydex Investments will disclose in Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to Rydex Investments. Upon receiving a written request from a client, Rydex Investments will provide the information requested by the client within a reasonable amount of time.

      Rule 206(4)-6 also requires Rydex Investments to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. Rydex Investments will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, Rydex Investments will provide a copy of this policy within a reasonable amount of time.

      If approved by the client, this policy and any requested records may be provided electronically.

VIII. RECORDKEEPING

      Rydex Investments shall keep the following records for a period of at least five years, the first two in an easily accessible place:

      (i)         A copy of this Policy;

      (ii)        Proxy Statements received regarding client securities;

      (iii)       Records of votes cast on behalf of clients;

      (iv) Any documents prepared by Rydex Investments that were material to making a decision how to vote, or that memorialized the basis for the decision; and

      (v)         Records of client requests for proxy voting information.

      With respect to Rydex Investments' Fund clients, each Fund shall maintain a copy of each of the records that is related to proxy votes on behalf of the Fund by Rydex Investments. Additionally, Rydex Investments may keep Fund client records as part of Rydex Investments' records.

Rydex Investments may rely on proxy statements filed on the SEC's EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Rydex Investments that are maintained with a third party, such as IRRC, provided that Rydex Investments has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

SCHEDULE A

                                       TO
                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

                             PROXY VOTING GUIDELINES

      Rydex Investments believes that management is generally in the best position to make decisions that are essential to the ongoing operation of the company and which are not expected to have a major impact on the corporation and its shareholders. Accordingly, Rydex Investments will generally vote with management on "routine items" of a corporate administrative nature. Rydex Investments will generally review all "non-routine items" (I.E., those items having the potential for major economic impact on the corporation and the long-term value of its shares) on a case-by-case basis.

BOARD OF DIRECTORS

A. Director Nominees in Uncontested Elections                     Vote With Mgt.
B. Chairman and CEO is the Same Person                            Vote With Mgt.
C. Majority of Independent Directors                              Vote With Mgt.
D. Stock Ownership Requirements                                   Vote With Mgt.
E. Limit Tenure of Outside Directors                              Vote With Mgt.
F. Director and Officer Indemnification and Liability
     Protection                                                   Vote With Mgt.
G. Eliminate or Restrict Charitable Contributions                 Vote With Mgt.

PROXY CONTESTS

A. Voting for Director Nominees in Contested Election             Vote With Mgt.
B. Reimburse Proxy Solicitation                                   Vote With Mgt.

AUDITORS

A. Ratifying Auditors                                             Vote With Mgt.

PROXY CONTEST DEFENSES

A. Board Structure - Classified Board                             Vote With Mgt.
B. Cumulative Voting                                              Vote With Mgt.
C. Shareholder Ability to Call Special Meetings                   Vote With Mgt.

TENDER OFFER DEFENSES

A. Submit Poison Pill for shareholder ratification                Case-by-Case
B. Fair Price Provisions                                          Vote With Mgt.
C. Supermajority Shareholder Vote Requirement                     Vote With Mgt.
     To Amend the Charter or Bylaws
D. Supermajority Shareholder Vote Requirement                     Vote With Mgt.

MISCELLANEOUS GOVERNANCE PROVISIONS

A. Confidential Voting                                            Vote With Mgt.
B. Equal Access                                                   Vote With Mgt.
C. Bundled Proposals                                              Vote With Mgt.

CAPITAL STRUCTURE

A. Common Stock Authorization                                     Vote With Mgt.
B. Stock Splits                                                   Vote With Mgt.
C. Reverse Stock Splits                                           Vote With Mgt.
D. Preemptive Rights                                              Vote With Mgt.
E. Share Repurchase Programs                                      Vote With Mgt.

EXECUTIVE AND DIRECTOR COMPENSATION

A. Shareholder Proposals to Limit Executive and                   Case-by-Case
     Directors Pay
B. Shareholder Ratification of Golden and Tin Parachutes          Vote With Mgt.
C. Employee Stock Ownership Plans                                 Vote With Mgt.
D. 401(k) Employee Benefit Plans                                  Vote With Mgt.

STATE OF INCORPORATION

A. Voting on State Takeover Plans                                 Vote With Mgt.
B. Voting on Reincorporation Proposals                            Vote With Mgt.

MERGERS AND CORPORATE RESTRUCTURINGS

A. Mergers and Acquisitions                                       Case-by-Case
B. Corporate Restructuring                                        Vote With Mgt.
C. Spin-Offs                                                      Vote With Mgt.
D. Liquidations                                                   Vote With Mgt.

SOCIAL AND ENVIRONMENTAL ISSUES

A. Issues with Social/Moral Implications                          Vote With Mgt.

                       STATEMENT OF ADDITIONAL INFORMATION
                               RYDEX SERIES FUNDS

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850

                            800.820.0888 301.296.5100
                            WWW.RYDEXINVESTMENTS.COM

This Statement of Additional Information ("SAI") relates to shares of the following portfolios (the "Funds") of Rydex Series Funds (the "Trust"):

                         ABSOLUTE RETURN STRATEGIES FUND
                               HEDGED EQUITY FUND

This SAI is not a prospectus. It should be read in conjunction with the Trust's current prospectuses for the A-Class, C-Class and H-Class Shares, dated August 1, 2006 (each a "Prospectus," and together, the "Prospectuses"). Copies of the Trust's Prospectuses are available, without charge, upon request to the Trust at the address above or by telephoning the Trust at the telephone numbers above. The Funds' most recent financial statements are incorporated herein by reference and must be delivered with this SAI.

                     The date of this SAI is August 1, 2006

                                TABLE OF CONTENTS

                                                                            PAGE

GENERAL INFORMATION ABOUT THE TRUST...........................................XX

INVESTMENT POLICIES, TECHNIQUES, AND RISK FACTORS.............................XX

INVESTMENT RESTRICTIONS.......................................................XX

BROKERAGE ALLOCATION AND OTHER PRACTICES......................................XX

MANAGEMENT OF THE TRUST.......................................................XX

PRINCIPAL HOLDERS OF SECURITIES...............................................XX

DETERMINATION OF NET ASSET VALUE..............................................XX

PURCHASE AND REDEMPTION OF SHARES.............................................XX

A-CLASS SHARES - INITIAL SALES CHARGES, REDUCTIONS, AND WAIVERS...............XX

DIVIDENDS, DISTRIBUTIONS, AND TAXES...........................................XX

OTHER INFORMATION.............................................................XX

COUNSEL.......................................................................XX

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................XX

CUSTODIAN.....................................................................XX

FINANCIAL STATEMENTS..........................................................XX

APPENDIX A - PROXY VOTING POLICIES AND PROCEDURES............................A-1

GENERAL INFORMATION ABOUT THE TRUST

The Trust, an open-end management investment company, was organized as a Delaware statutory trust on February 10, 1993. The Trust is permitted to offer separate portfolios and different classes of shares. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities.

This SAI relates to the following series of the Trust: Absolute Return Strategies Fund and Hedged Equity Fund (each a "Fund" and together, the "Funds"). The Funds are open-end management investment companies. The Trust currently offers A-Class Shares, C-Class Shares and H-Class Shares of the Funds. The different classes provide for variations in certain shareholder servicing and distribution expenses and in the minimum initial investment requirement. In addition, an initial sales charge is imposed on the purchase of A-Class Shares, and a contingent deferred sales load is imposed on the redemption of C-Class Shares. Sales charges and minimum investment requirements are described in the Prospectuses. For more information on shareholder servicing and distribution expenses, see "Dividends, Distributions and Taxes." Additional Funds and/or classes of shares may be created from time to time.

INVESTMENT POLICIES, TECHNIQUES, AND RISK FACTORS

GENERAL

Each Fund's investment objective and principal investment strategies are described in the Funds' Prospectuses. The investment objective of each Fund is non-fundamental and may be changed without the consent of the holders of a majority of that Fund's outstanding shares. The following information supplements, and should be read in conjunction with, those sections of the Prospectuses.

Portfolio management is provided to each Fund by the Trust's investment adviser, PADCO Advisors, Inc., a Maryland corporation with offices at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. PADCO Advisors, Inc. operates under the name Rydex Investments (the "Advisor"). The investment strategies of the Funds discussed below and in the Prospectuses may be used by a Fund if, in the opinion of the Advisor, these strategies will be advantageous to that Fund. A Fund is free to reduce or eliminate its activity with respect to any of the following investment techniques without changing the Fund's fundamental investment policies. There is no assurance that any of the Funds' strategies or any other strategies and methods of investment available to a Fund will result in the achievement of that Fund's objectives.

BORROWING

The Funds may borrow money, including borrowing for investment purposes. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Since substantially all of a Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value ("NAV") per share of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. The Funds intend to use leverage during periods when the Advisor believes that the respective Fund's investment objective would be furthered.

Each Fund may also borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. As required by the Investment Company Act of 1940, as amended, (the "1940 Act"), a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund's assets should fail to meet this 300% coverage test, a Fund, within three days (not including Sundays and holidays), will reduce the amount of a Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of a Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.

CURRENCY  TRANSACTIONS

Although the Funds do not currently expect to engage in currency hedging, currency transactions may be used in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange-listed currency futures and options thereon, exchange-listed and over-the-counter options ("OTC options") on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P(R) or Moody's, respectively, or that have an equivalent rating from an NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.

A Fund's dealings in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions ("Transaction Hedging") or portfolio positions ("Position Hedging"). Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. A Fund may enter into Transaction Hedging out of a desire to preserve the U.S. Dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund will be able to protect itself against possible losses resulting from changes in the relationship between the U.S. Dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. A Fund may use Position Hedging when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. Dollar. A Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

A Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund has or in which that Fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and to buy U.S. Dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Advisor considers that the Swedish krone is linked to the euro, the Fund holds securities denominated in krone and the Advisor believes that the value of the krone will decline against the U.S.
Dollar, the Advisor may enter into a contract to sell euros and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will "cover" its position so as not to create a "senior security" as defined in Section 18 of the 1940 Act.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These government actions can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

FOREIGN CURRENCY OPTIONS. The Funds may invest in foreign currency-denominated securities and may buy or sell put and call options on foreign currencies. The Funds may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a fund to reduce foreign currency risk using such options. OTC options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

FOREIGN CURRENCIES. The Funds may invest directly and indirectly in foreign currencies. Investments in foreign currencies are subject to numerous risks, not the least of which is the fluctuation of foreign currency exchange rates with respect to the U.S. Dollar. Exchange rates fluctuate for a number of reasons.

o INFLATION. Exchange rates change to reflect changes in a currency's buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

o TRADE DEFICITS. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country's goods more expensive and less competitive and so reducing demand for its currency.

o INTEREST RATES. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation long-term results may be the opposite.

o BUDGET DEFICITS AND LOW SAVINGS RATES. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measure to cope with its deficits and debt.

o POLITICAL FACTORS. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall is a country appears a less desirable place in which to invest and do business.

o GOVERNMENT CONTROL. Through their own buying and selling of currencies, the world's central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people's expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal. The value of the Funds' investments is calculated in U.S. Dollars each day that the New York Stock Exchange ("NYSE") is open for business. As a result, to the extent that a Fund's assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. Dollar, the Fund's NAV per share as expressed in U.S. Dollars (and, therefore, the value of your investment) should increase. If the U.S. Dollar appreciates relative to the other currencies, the opposite should occur. The currency-related gains and losses experienced by the Funds will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. Dollars. Gains or losses on shares of the Funds will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S. Dollars, in relation to the original U.S. Dollar purchase price of the shares. The amount of appreciation or depreciation in the Funds' assets also will be affected by the net investment income generated by the money market instruments in which the Funds invest and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

The Funds may incur currency exchange costs when they sell instruments denominated in one currency and buy instruments denominated in another.

DEBT SECURITIES

A debt security is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuing company or governmental body promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities, and asset-backed securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/prepayment risk, inflation risk, credit risk, and (in the case of foreign securities) country risk and currency risk.

NON-INVESTMENT-GRADE SECURITIES. Non-investment-grade securities, also referred to as "high-yield securities" or "junk bonds," are debt securities that are rated lower than the four highest rating categories by a nationally recognized statistical rating organization (for example, lower than Baa3 by Moody's Investors Service, Inc. or lower than BBB- by Standard & Poor's) or are determined to be of comparable quality by the fund's advisor. These securities are generally considered to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the investment-grade categories. Investment in these securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.

Analysis of the creditworthiness of issuers of high-yield securities may be more complex than for issuers of investment-grade securities. Thus, reliance on credit ratings in making investment decisions entails greater risks for high-yield securities than for investment-grade debt securities. The success of a fund's advisor in managing high-yield securities is more dependent upon its own credit analysis than is the case with investment-grade securities.

Some high-yield securities are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring, such as an acquisition, merger, or leveraged buyout. Companies that issue high-yield securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with investment-grade securities. Some high-yield securities were once rated as investment-grade but have been downgraded to junk bond status because of financial difficulties experienced by their issuers.

The market values of high-yield securities tend to reflect individual issuer developments to a greater extent than do investment-grade securities, which in general react to fluctuations in the general level of interest rates. High-yield securities also tend to be more sensitive to economic conditions than are investment-grade securities. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in junk bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high-yield securities defaults, in addition to risking payment of all or a portion of interest and principal, a fund investing in such securities may incur additional expenses to seek recovery.

The secondary market on which high-yield securities are traded may be less liquid than the market for investment-grade securities. Less liquidity in the secondary trading market could adversely affect the ability of a fund to sell a high-yield security or the price at which a fund could sell a high-yield security, and could adversely affect the daily NAV of fund shares. When secondary markets for high-yield securities are less liquid than the market for investment-grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

Except as otherwise provided in the Funds' Prospectuses, if a credit-rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the portfolio security if the Advisor deems it in the best interest of shareholders.

EQUITY SECURITIES

Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a fund invests will cause the NAV of the fund to fluctuate. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The Funds may purchase equity securities traded in the U.S. on registered exchanges or the over-the-counter market. Equity securities are described in more detail below.

o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

      Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

o SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

o MASTER LIMITED PARTNERSHIPS ("MLPS"). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange Commission ("SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

      The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

FIXED INCOME SECURITIES

The market value of the fixed income investments in which the Funds may invest will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a Fund's NAV. Additional information regarding fixed income securities is described below:

o DURATION. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

o     VARIABLE  AND  FLOATING  RATE  SECURITIES.   Variable  and  floating  rate
      instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

FOREIGN ISSUERS

The Funds may invest in issuers located outside the United States through American Depositary Receipts ("ADRs"), "ordinary shares," or "New York shares" issued and traded in the United States or through securities denominated in foreign currencies and traded on foreign exchanges. ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. Dollars, which protect the Funds from the foreign settlement risks described below.

Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. Dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

ILLIQUID SECURITIES

While none of the Funds anticipates doing so, each Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. A Fund will not invest more than 15% of the Fund's net assets in illiquid securities. If the percentage of a Fund's net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. Each Fund will adhere to a more restrictive limitation on the Fund's investment in illiquid securities as required by the securities laws of those jurisdictions where shares of the Fund are registered for sale. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current guidelines of the staff of the "SEC, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. A Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The Board of Trustees of the Trust (the "Board") has delegated the responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a Fund to the Advisor.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

While the Funds do not anticipate doing so, the Funds may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the 1940 Act, or any rule, regulation or order of the SEC. A Fund, therefore, may invest in the securities of another investment company (the "acquired company") provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or
(iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. A Fund may also invest in the securities of other investment companies if such securities are the only investment securities held by the Fund, such as through a master-feeder arrangement.

If a Fund invests in, and thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Fund bears directly in connection with the Fund's own operations.

LENDING OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Funds' Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to the Advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent. By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral.

Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

FUTURES AND OPTIONS TRANSACTIONS

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). The Funds may use futures contracts and related options for BONA FIDE hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent the Funds use futures and/or options on futures, they will do so in accordance with Rule 4.5 under the Commodity Exchange Act ("CEA"). The Trust, on behalf of all of its series, including the Funds, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, a Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, a Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Funds' use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Advisor's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

OPTIONS. The Funds may purchase and write put and call options on securities and stock indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that a Fund will own an equal amount of the underlying foreign currency.

Put and call options on stock indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When a Fund writes an option on a security, on an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

A Fund may trade put and call options on securities, securities indices and currencies, as the Advisor determines is appropriate in seeking a Fund's investment objective, and except as restricted by a Fund's investment limitations. See "Investment Restrictions."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or a Fund delivers the security upon exercise.

A Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that a Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium; therefore if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and a Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

PORTFOLIO TURNOVER

In general, the Advisor manages the Funds without regard to restrictions on portfolio turnover. The use of certain derivative instruments with relatively short maturities are excluded from the calculation of portfolio turnover. Nevertheless, the use of futures contracts will ordinarily involve the payment of commissions to futures commission merchants. Because the Funds expect to use all short-term instruments, the Funds' reported portfolio turnover may be low despite relatively high portfolio activity which would involve correspondingly greater expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of each Fund, the higher these transaction costs borne by the Funds and their long-term shareholders generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates) for certain taxable shareholders.

"Portfolio Turnover Rate" is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest since such contracts generally have a remaining maturity of less than one-year.

REPURCHASE AGREEMENTS

Each of the Funds may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's net assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS

Each Fund may use reverse repurchase agreements as part of its investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Funds intend to use the reverse repurchase technique only when this will be advantageous to the Funds. Each Fund will establish a segregated account with the Trust's custodian bank in which the Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund's obligations in respect of reverse repurchase agreements.

SHORT SALES

The Funds may engage in short sales transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund's short position. Each of the Funds may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.

STOCK INDEX FUTURES CONTRACTS

A Fund may buy and sell stock index futures contracts with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

At the time a Fund purchases a futures contract, an amount of cash, U.S. Government securities or other liquid securities equal to the market value of the futures contract will be deposited in a segregated account with the Fund's custodian. When writing a futures contract, the Fund will maintain with its custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

SWAP AGREEMENTS

The Funds may enter into swap agreements, including, but not limited to, equity index swaps and interest rate swaps. The Absolute Return Strategies Fund may also enter into credit default swaps. A Fund may utilize swap agreements in an attempt to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Another form of swap agreement is the credit default swap. A credit default swap enables a fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives an upfront or periodic payment to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default event occurs, the buyer will lose its investment and recover nothing. The Absolute Return Strategies Fund may enhance income by selling credit protection or attempt to mitigate credit risk by buying protection. Credit default swaps could result in losses if the creditworthiness of an issuer or a basket of securities is not accurately evaluated.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund's illiquid investment limitations. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or, in the case of a credit default swap in which the Absolute Return Strategies Fund is selling credit protection, the default of a third party issuer.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If swap counterparty defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by a Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and their Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Advisor, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

U.S. GOVERNMENT SECURITIES

The Funds may invest in U.S. Government securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S.

Government securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the
Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (I.E., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund's NAV. The Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with the Fund's custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund's NAV or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed-delivery basis.

ZERO COUPON BONDS

The Funds may invest in U.S. Treasury zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Since dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Fund may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity. Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of "Separate Trading of Registered Interest and Principal of Securities" (or "STRIPS"). While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Funds, which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund's outstanding shares, whichever is less. Each Fund shall not:

1. With respect to 75% of the Fund's assets: (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

2. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require that Fund to segregate assets are not considered to be borrowing. Asset coverage of a least 300% is required for all borrowing, except where a Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. A Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

3. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that a Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

4. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Funds may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

5. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

7. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

8. Invest 25% or more of the value of a Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; except that, to the extent the benchmark for the Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities, or shares of investment companies.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board and, with respect to the policy to invest at least 80% of the Hedged Equity Fund's assets in equity securities, or derivatives thereof, subject to 60 days prior notice to shareholders. Each Fund shall not:

1.    Invest in real estate limited partnerships.

2. Pledge, mortgage or hypothecate assets except to secure borrowings permitted or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

3. Purchase securities on margin or effect short sales, except that a Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

5. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

The Hedged Equity Fund may not:

6. Change its investment strategy to invest at least 80% of its net assets in equity securities (and derivatives thereof) without 60 days' prior notice to shareholders.

With respect to both the fundamental and non-fundamental policies of the Funds, the foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security, except for the fundamental limitation on borrowing described in paragraph 2 above, under the heading "Fundamental Policies." With respect to borrowings in accordance with the limitations set forth in paragraph 2, in the event that such asset coverage shall at any time fall below 300 per centum, a Fund must reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300 per centum within three days thereafter.

BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Advisor may place a combined order, often referred to as "bunching," for two or more accounts it manages, including either of the Funds, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or a Fund may obtain, it is the opinion of the Advisor and the Trust's Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances a Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Advisor believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.

For the fiscal period ended March 31, 2006, the Funds paid the following brokerage commissions:

--------------------------------------------------------------------------------------------

                                                             AGGREGATE BROKERAGE COMMISSIONS
                                                                DURING FISCAL PERIOD ENDED
FUND NAME                           FUND INCEPTION DATE               MARCH 31, 2006
--------------------------------------------------------------------------------------------
Absolute Return Strategies               9/19/2005                         $XXX
--------------------------------------------------------------------------------------------
Hedged Equity                            9/19/2005                         $XXX
--------------------------------------------------------------------------------------------

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Advisor may select a broker based upon brokerage or research services provided to the Advisor. The Advisor may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), permits the Advisor, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Advisor may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Advisor believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Advisor may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Advisor will be in addition to and not in lieu of the services required to be performed by the Funds' Advisor under the Advisory Agreement. Any advisory or other fees paid to the Advisor are not reduced as a result of the receipt of research services.

In some cases the Advisor may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Advisor makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Advisor faces a potential conflict of interest, but the Advisor believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, a Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Advisor with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the period ended March 31, 2006, the Funds paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Advisor:

------------------------------------------------------------------------------------------------------------

                                                                        TOTAL DOLLAR AMOUNT OF TRANSACTIONS
                                 TOTAL DOLLAR AMOUNT OF BROKERAGE       INVOLVING BROKERAGE COMMISSIONS FOR
FUND NAME                        COMMISSIONS FOR RESEARCH SERVICES               RESEARCH SERVICES
------------------------------------------------------------------------------------------------------------
Absolute Return Strategies                     $XXX                                     $XXX
------------------------------------------------------------------------------------------------------------
Hedged Equity                                  $XXX                                     $XXX
------------------------------------------------------------------------------------------------------------

BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Advisor or the distributor for a commission in conformity with the 1940 Act, the 1934 Act and the rules promulgated by the SEC. In such instances, the placement of orders with such brokers would be consistent with the Funds' objectives or of obtaining best execution and would not be dependent upon the fact that the broker is an affiliate of the Fund, the Advisor or Rydex Distributors, Inc. (the "Distributor"). With respect to orders placed with the broker for execution on a securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company, or any affiliated person of such person to receive a brokerage commission from such registered company provided that such commission is fair and reasonable compared to the commission received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The members of the Board, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the period ended March 31, 2006, the Funds paid the following brokerage commissions to the Distributor:

----------------------------------------------------------------------------------------------------------------------------
                                               AGGREGATE BROKERAGE      PERCENTAGE OF TOTAL   PERCENTAGE OF TOTAL BROKERAGE
                                               COMMISSIONS PAID TO          BROKERAGE           TRANSACTIONS, INVOLVING
                                                   AFFILIATED          COMMISSIONS PAID TO      PAYMENT OF COMMISSIONS,
                                 FUND         BROKER FOR THE PERIOD     AFFILIATED BROKERS    EFFECTED THROUGH AFFILIATED
                               INCEPTION              ENDED               FOR THE PERIOD      BROKERS FOR THE PERIOD ENDED
FUND NAME                        DATE            MARCH 31, 2006        ENDED MARCH 31, 2006          MARCH 31, 2006
----------------------------------------------------------------------------------------------------------------------------
Absolute Return Strategies     9/19/2005              $XXX                     $XXX                       $XXX
----------------------------------------------------------------------------------------------------------------------------
Hedged Equity                  9/19/2005              $XXX                     $XXX                       $XXX
----------------------------------------------------------------------------------------------------------------------------

SECURITIES OF "REGULAR BROKER-DEALERS." The Funds are required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Funds may hold at the close of their most recent fiscal year. "Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust's shares. As of March 31, 2006, the Funds held the following securities of the Trust's "regular brokers or dealers:" [TO BE PROVIDED BY AMENDMENT.]

--------------------------------------------------------------------------------
                                                   TOTAL $ AMOUNT OF SECURITIES
                                                          OF EACH REGULAR
FUND NAME           FULL NAME OF BROKER/DEALER          BROKER-DEALER HELD
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and the Rydex Family of Funds are supervised by the Board under the laws of the State of Delaware. Each member of the Board is responsible for the[ 42] Funds in the Trust as well as other funds in the Rydex Family of Funds, including the Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust, that are described in separate prospectuses and Statements of Additional Information. In total the Rydex Family of Funds is comprised of [109] Funds, each of which is overseen by the Board. The Board has approved contracts, as described below, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD AND TRUST OFFICERS. Set forth below are the names, ages, position with the Trust, length of term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the length of term of office for the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust's Declaration of Trust. Unless otherwise noted, the business address of each Trustee and Officer is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

----------------------------------------------------------------------------------------------------------------------------
                                    POSITION
                                 WITH TRUST AND
          NAME AND                   LENGTH               PRINCIPAL OCCUPATIONS
        DATE OF BIRTH               OF TERM                  IN PAST 5 YEARS                  OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES*
----------------------------------------------------------------------------------------------------------------------------
MICHAEL P. BYRUM (35)          Trustee, 2005 to    Vice President of Rydex Variable      Trustee of Rydex Variable Trust,
                               present; Vice       Trust, 1998 to present; Vice          Rydex Dynamic Funds, Rydex Series
                               President, 1997     President of Rydex Dynamic Funds,     Funds and Rydex ETF Trust, 2005
                               to present.         1999 to present; Vice President of    to present; Trustee of Rydex
                                                   Rydex ETF Trust, 2002 to present;     Capital Partners SPhinX Fund,
                                                   President of Rydex Capital Partners   2003 to present.
                                                   SPhinX Fund, 2003 to present;
                                                   President of PADCO Advisors, Inc.
                                                   and PADCO Advisors II Inc., 2004 to
                                                   present; Chief Operating Officer of
                                                   PADCO Advisors, Inc., 2003 to 2004;
                                                   Executive Vice  President of PADCO
                                                   Advisors, Inc., 1993 to 2004;
                                                   Senior Portfolio Manager of PADCO
                                                   Advisors, Inc., 1993 to 2003;
                                                   Executive Vice President of PADCO
                                                   Advisors II, Inc., 1996 to 2004;
                                                   Senior  Portfolio Manager of PADCO
                                                   Advisors II, Inc., 1996 to 2003;
                                                   President of Rydex Capital
                                                   Partners I, LLC, registered
                                                   investment adviser, and Rydex
                                                   Capital Partners II, LLC,
                                                   registered investment adviser, 2003
                                                   to present; Executive Vice
                                                   President of Rydex Fund Services,
                                                   Inc., 2004 to present; Executive
                                                   Vice President of Rydex
                                                   Distributors, Inc., 1996 to 2004;
                                                   Secretary of PADCO Advisors, Inc.,
                                                   PADCO Advisors II, Inc., Rydex
                                                   Capital
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                    POSITION
                                 WITH TRUST AND
          NAME AND                   LENGTH               PRINCIPAL OCCUPATIONS
        DATE OF BIRTH               OF TERM                  IN PAST 5 YEARS                  OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------
                                                   Partners I, LLC, registered
                                                   investment adviser Rydex Capital
                                                   Partners II, LLC, registered
                                                   investment adviser, and Rydex Fund
                                                   Services, Inc., 2003 to present;
                                                   Secretary of Rydex Distributors,
                                                   Inc., 1996 to 2004.
----------------------------------------------------------------------------------------------------------------------------
CARL G. VERBONCOEUR (52)       Trustee, 2004 to    President of Rydex Variable Trust,    Trustee of Rydex Capital Partners
                               present;            Rydex Dynamic Funds, Rydex Series     SPhinX Fund, 2005 to present;
                               President, 2003     Funds and Rydex ETF Trust, 2003 to    Trustee of Rydex Variable Trust,
                               to present.         present; Vice President of the        Rydex Dynamic Funds and Rydex ETF
                                                   Trust, 1997 to 2003; Vice President   Trust, 2004 to present; Director
                                                   of Rydex Variable Trust, 1997 to      of ICI Mutual Insurance Company,
                                                   2003; Vice President of Rydex         2005 to present.
                                                   Dynamic Funds, 2000 to 2003; Vice
                                                   President of Rydex ETF Trust,
                                                   calendar year 2003; Vice President
                                                   of Rydex Capital Partners SPhinX
                                                   Fund, 2003 to present; Treasurer of
                                                   the Trust and Rydex Variable Trust,
                                                   1997 to 2003; Treasurer of Rydex
                                                   Dynamic Funds, 1999 to 2003;
                                                   Treasurer of Rydex ETF Trust, 2002
                                                   to 2003; Treasurer of Rydex Capital
                                                   Partners SPhinX Fund, calendar year
                                                   2003; Chief Executive Officer and
                                                   Treasurer of PADCO Advisors, Inc.,
                                                   PADCO Advisors II, Inc., Rydex Fund
                                                   Services, Inc. and Rydex
                                                   Distributors, Inc., 2003 to
                                                   present; Executive Vice President
                                                   and Treasurer of Rydex Capital
                                                   Partners I, LLC, registered
                                                   investment adviser, and Rydex
                                                   Capital Partners II, LLC,
                                                   registered investment adviser, 2003
                                                   to present; President of PADCO
                                                   Advisors, Inc., PADCO Advisors II,
                                                   Inc., 2003 to 2004; President of
                                                   Rydex Fund Services, Inc. and
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                    POSITION
                                 WITH TRUST AND
          NAME AND                   LENGTH               PRINCIPAL OCCUPATIONS
        DATE OF BIRTH               OF TERM                  IN PAST 5 YEARS                  OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------
                                                   Rydex Distributors, Inc., 2003 to
                                                   present; Executive Vice President of
                                                   PADCO Advisors, Inc., PADCO Advisors
                                                   II, Inc., Rydex Fund Services, Inc.
                                                   and Rydex Distributors, Inc., 2000
                                                   to 2003; Vice President of PADCO
                                                   Advisors, Inc., PADCO Advisors II,
                                                   Inc., Rydex Fund Services, Inc. and
                                                   Rydex Distributors, Inc., 1997 to
                                                   2000.
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
COREY A. COLEHOUR (59)         Trustee, 1993 to    Owner and President of Schield        Trustee of Rydex Capital Partners
                               present.            Management Company, registered        SPhinX Fund, 2005 to present;
                                                   investment adviser, February 2005     Trustee of Rydex Variable Trust,
                                                   to present; Senior Vice President     1998 to present; Trustee of Rydex
                                                   of Marketing and Co-Owner of          Dynamic Funds, 1999 to present;
                                                   Schield Management Company,           Trustee of Rydex ETF Trust, 2003
                                                   registered investment adviser, 1985   to present.
                                                   to February 2005.
----------------------------------------------------------------------------------------------------------------------------
J. KENNETH DALTON (64)         Trustee, 1995 to    Mortgage Banking Consultant and       Trustee of Rydex Capital Partners
                               present; Chairman   Investor, The Dalton Group, a real    SPhinX Fund, 2005 to present;
                               of the Audit        estate company, 1995 to present.      Trustee of Rydex Variable Trust,
                               Committee.                                                1998 to present; Trustee of Rydex
                                                                                         Dynamic Funds, 1999 to present;
                                                                                         Trustee of Rydex ETF Trust, 2003
                                                                                         to present.
----------------------------------------------------------------------------------------------------------------------------
JOHN O.  DEMARET (65)          Trustee, 1997 to    Retired.                              Trustee of Rydex Variable Trust,
                               present; Chairman                                         1998 to present; Trustee of Rydex
                               of the Board,                                             Dynamic Funds, 1999 to present;
                               2006 to present.                                          Trustee of Rydex ETF Trust, 2003
                                                                                         to present; Trustee of Rydex
                                                                                         Capital Partners SPhinX Fund,
                                                                                         2003 to present.
----------------------------------------------------------------------------------------------------------------------------
WERNER E. KELLER (65)          Trustee, 2005 to    President of Keller Partners, LLC,    Trustee of Rydex Variable Trust,
                               present.            registered investment adviser, 2005   Rydex Dynamic Funds and Rydex ETF
                                                   to present; Retired, 2001 to 2005.    Trust, 2005 to present; Trustee
                                                                                         of Rydex Capital Partners SPhinX
                                                                                         Fund, 2003 to present; Chairman
                                                                                         of Centurion Capital
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                    POSITION
                                 WITH TRUST AND
          NAME AND                   LENGTH               PRINCIPAL OCCUPATIONS
        DATE OF BIRTH               OF TERM                  IN PAST 5 YEARS                  OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------
                                                                                         Management, registered investment
                                                                                         advisor, 1991 to 2001.
----------------------------------------------------------------------------------------------------------------------------
THOMAS F. LYDON (45)           Trustee, 2005 to    President of Global Trends            Trustee of Rydex Variable Trust,
                               present.            Investments, registered investment    Rydex Dynamic Funds and Rydex ETF
                                                   advisor, 1996 to present.             Trust,  2005 to present; Trustee
                                                                                         of Rydex Capital Partners SPhinX
                                                                                         Fund, 2003 to present; Director
                                                                                         of U.S. Global  Investors, Inc.,
                                                                                         1997 to present; Chairman of
                                                                                         Make-A-Wish Foundation of Orange
                                                                                         County, 1999 to present.
----------------------------------------------------------------------------------------------------------------------------
PATRICK T.  MCCARVILLE (62)    Trustee, 1997 to    Founder and Chief Executive Officer   Trustee of Rydex Capital Partners
                               present; Chairman   of Par Industries, Inc., d/b/a Par    SPhinX Fund, 2005 to present;
                               of the Nominating   Leasing, Northbrook, Illinois, 1977   Trustee of Rydex Variable Trust,
                               Committee.          to present.                           1998 to present; Trustee of Rydex
                                                                                         Dynamic Funds, 1999 to present;
                                                                                         Trustee of Rydex ETF Trust, 2003
                                                                                         to present.
----------------------------------------------------------------------------------------------------------------------------
ROGER SOMERS (60)              Trustee, 1993 to    President of Arrow Limousine, 1963    Trustee of Rydex Capital Partners
                               present.            to present.                           SPhinX Fund, 2005 to present;
                                                                                         Trustee of Rydex Variable Trust,
                                                                                         1998 to present; Trustee of Rydex
                                                                                         Dynamic Funds, 1999 to present;
                                                                                         Trustee of Rydex ETF Trust, 2003
                                                                                         to present.
----------------------------------------------------------------------------------------------------------------------------
OFFICERS
----------------------------------------------------------------------------------------------------------------------------
NICK BONOS (42)                Vice President      Vice President and Treasurer of                      N/A
                               and Treasurer,      Rydex Variable Trust, Rydex Dynamic
                               2003 to present.    Funds and Rydex ETF Trust, 2003 to
                                                   present; Treasurer and Principal
                                                   Financial Officer of Rydex Capital
                                                   Partners SPhinX Fund, 2003 to
                                                   present; Senior Vice President of
                                                   Rydex Fund Services, Inc., 2003 to
                                                   present; Vice President of
                                                   Accounting of Rydex Fund Services,
                                                   Inc., 2000 to 2003.
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                    POSITION
                                 WITH TRUST AND
          NAME AND                   LENGTH               PRINCIPAL OCCUPATIONS
        DATE OF BIRTH               OF TERM                  IN PAST 5 YEARS                  OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
JOANNA M. HAIGNEY (38)         Chief Compliance    Chief Compliance Officer of Rydex                    N/A
                               Officer, 2004 to    Variable Trust, Rydex Dynamic
                               present;            Funds, Rydex ETF Trust and Rydex
                               Secretary, 2000     Capital Partners SPhinX Fund, 2004
                               to present.         to present; Secretary of Rydex
                                                   Dynamic Funds and Rydex Series
                                                   Funds, 2000 to present; Secretary
                                                   of Rydex ETF Trust, 2002 to
                                                   present; Secretary of Rydex Capital
                                                   Partners SPhinX Fund, 2003 to
                                                   present; Vice President of Rydex
                                                   Fund Services, Inc., 2004 to
                                                   present; Vice President of
                                                   Compliance of PADCO Advisors, Inc.
                                                   and PADCO Advisors II, Inc., 2000
                                                   to present.
----------------------------------------------------------------------------------------------------------------------------

* DENOTES A TRUSTEE WHO MAY BE DEEMED TO BE AN "INTERESTED" PERSON OF THE FUNDS AS THAT TERM IS DEFINED IN THE 1940 ACT BY VIRTUE OF AFFILIATION WITH THE TRUST'S ADVISOR.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:

AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent auditor and the Board; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Servicer that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers currently serve as members of the

Audit Committee. The Audit Committee meets periodically, as necessary, and met XX times in the most recently completed Trust fiscal year.

NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent trustees of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Board members. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers serve as members of the Nominating Committee. The Nominating Committee met XX times during the most recently completed Trust fiscal year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Board member's "beneficial ownership" of shares of the Funds and all Rydex Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Board members and the officers of the Trust own less than 1% of the outstanding shares of the Trust. [TO BE PROVIDED BY AMENDMENT.]

--------------------------------------------------------------------------------
                                                       AGGREGATE DOLLAR RANGE OF
                         DOLLAR RANGE OF FUND SHARES   SHARES IN ALL RYDEX FUNDS
NAME                      (RYDEX SERIES FUNDS ONLY)       OVERSEEN BY TRUSTEE
--------------------------------------------------------------------------------
CARL G. VERBONCOEUR
--------------------------------------------------------------------------------
MICHAEL P. BYRUM*
--------------------------------------------------------------------------------
COREY A. COLEHOUR
--------------------------------------------------------------------------------
J. KENNETH DALTON
--------------------------------------------------------------------------------
JOHN O. DEMARET
--------------------------------------------------------------------------------
PATRICK T. MCCARVILLE
--------------------------------------------------------------------------------
ROGER SOMERS
--------------------------------------------------------------------------------
WERNER E. KELLER**
--------------------------------------------------------------------------------
THOMAS F. LYDON**
--------------------------------------------------------------------------------

BOARD AND OFFICER COMPENSATION. The aggregate compensation paid by the Trust to each of its Board members and officers serving during the fiscal year ended March 31, 2006, is set forth in the table below. Board members who are directors, officers or employees of the Advisor or any of its affiliated entities do not receive compensation from the Trust:

--------------------------------------------------------------------------------------------------------
                                                   PENSION OR                               TOTAL
                               AGGREGATE       RETIREMENT BENEFITS  ESTIMATED ANNUAL    COMPENSATION
                           COMPENSATION FROM   ACCRUED AS PART OF     BENEFITS UPON       FROM FUND
       NAME OF PERSON            TRUST          TRUST'S EXPENSES       RETIREMENT         COMPLEX *
--------------------------------------------------------------------------------------------------------
Michael P. Byrum**                 $0                  $0                  $0                $0
--------------------------------------------------------------------------------------------------------

Corey A. Colehour                 $XXX                 $0                  $0               $XXX
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                   PENSION OR                               TOTAL
                               AGGREGATE       RETIREMENT BENEFITS  ESTIMATED ANNUAL    COMPENSATION
                           COMPENSATION FROM   ACCRUED AS PART OF     BENEFITS UPON       FROM FUND
       NAME OF PERSON            TRUST          TRUST'S EXPENSES       RETIREMENT         COMPLEX *
--------------------------------------------------------------------------------------------------------
J. Kenneth Dalton                 $XXX                 $0                  $0               $XXX
--------------------------------------------------------------------------------------------------------

John O. Demaret                   $XXX                 $0                  $0               $XXX
--------------------------------------------------------------------------------------------------------

Werner E. Keller                $XXX***                $0                  $0               $XXX
--------------------------------------------------------------------------------------------------------

Thomas F. Lydon                 $XXX***                $0                  $0               $XXX
--------------------------------------------------------------------------------------------------------

Patrick T. McCarville             $XXX                 $0                  $0               $XXX
--------------------------------------------------------------------------------------------------------

Roger J. Somers                   $XXX                 $0                  $0               $XXX
--------------------------------------------------------------------------------------------------------

Carl G. Verboncoeur**              $0                  $0                  $0                $0
--------------------------------------------------------------------------------------------------------

* REPRESENTS TOTAL COMPENSATION FOR SERVICE AS TRUSTEE OF THE TRUST, RYDEX ETF TRUST, RYDEX DYNAMIC FUNDS, RYDEX VARIABLE TRUST AND RYDEX CAPITAL PARTNERS SPHINX FUND.

** MESSRS. VERBONCOEUR AND BYRUM ARE INTERESTED TRUSTEES, AS DEFINED ABOVE. AS OFFICERS OF THE ADVISOR, THEY DO NOT RECEIVE COMPENSATION FROM THE TRUST.

***   MESSRS. KELLER AND LYDON BECAME TRUSTEES OF THE TRUST ON JUNE 27, 2005.

CODE OF ETHICS

The Board has adopted a Combined Code of Ethics (the "Code of Ethics") pursuant to Rule 17j-1 under the 1940 Act. The Advisor, Servicer and Distributor are also covered by the Code of Ethics. The Code of Ethics applies to the personal investing activities of trustees, directors, officers and certain employees ("access persons"). Rule 17j-1 and the Code of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings. The Code of Ethics is on file with the SEC, and is available to the public.

PROXY VOTING

The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI. The Board will periodically review each Fund's proxy voting record.

The Trust annually discloses its complete proxy voting record on Form N-PX. The Trust's most recent Form N-PX is available, without charge, upon request, by calling 800.820.0888 or 301.296.5100 or by writing to Rydex Series Funds at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Trust's Form N-PX is also available on the SEC's web site at WWW.SEC.GOV.

THE ADVISORY AGREEMENT

PADCO Advisors, Inc., 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, provides portfolio management to each Fund pursuant to an advisory contract with the Trust. The Advisor was incorporated in the State of Maryland on February 5, 1993 and, together with PADCO Advisors II, Inc., a registered investment adviser under common control, and does business under the name Rydex Investments (the "Advisor"). The voting common stock of the Advisor is held predominantly by a trust established by the late Albert P. Viragh, Jr., the founder of the Advisor, for the benefit of members of his family (the "Viragh Family Trust"). Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through its ownership of voting common stock, the Viragh Family Trust and/or its three trustees, Katherine A. Viragh, Mark S. Viragh and Roger E. Young, may be deemed, under the 1940 Act, to control the Advisor.

The Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of each Fund, subject to the general supervision and control of the Board and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the members of the Board who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

Under an investment advisory agreement with the Advisor dated May 23, 2005, the Advisor serves as the investment adviser for each series of the Trust, and provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to direction and control by the Board and the officers of the Trust. As of July 3, 2006, net assets under management of the Advisor and its affiliates were approximately $XX.X billion. Pursuant to the advisory agreement, the Advisor is responsible for all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses and extraordinary expenses. The Advisor may from time to time reimburse certain expenses of the Funds in order to limit the Funds' operating expenses as described in the Prospectuses.

The continuance of the advisory agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Board members who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The advisory agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding shares of the Fund, on not less than 60 days' written notice to the Advisor, or by the Advisor on 60 days' written notice to the Trust. The advisory agreement provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

For the period ended March 31, 2006, the Advisor received the following investment advisory fees:

---------------------------------------------------------------------------------------------------
                                                                       ADVISORY FEES PAID FOR THE
                                                                              PERIOD ENDED
FUND NAME                    FUND INCEPTION DATE     ADVISORY FEE             MARCH 31, 006
---------------------------------------------------------------------------------------------------
Absolute Return Strategies        9/19/2005              1.15%                    $XXX
---------------------------------------------------------------------------------------------------
Hedged Equity                     9/19/2005              1.15%                    $XXX
---------------------------------------------------------------------------------------------------

PORTFOLIO MANAGERS

This  section  includes   information  about  each  Fund's  portfolio  managers,
including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:

-------------------------------------------------------------------------------------------------------------------------
                            REGISTERED INVESTMENT                 OTHER POOLED
                                COMPANIES 1,2                 INVESTMENT VEHICLES 1              OTHER ACCOUNTS 1
                       --------------------------------------------------------------------------------------------------
                         NUMBER OF                        NUMBER OF                         NUMBER OF
      NAME               ACCOUNTS       TOTAL ASSETS      ACCOUNTS       TOTAL ASSETS       ACCOUNTS      TOTAL ASSETS
-------------------------------------------------------------------------------------------------------------------------
Michael P. Byrum            XX            $XX.X B            XX             $XX.X M            XX           $XX.X M
-------------------------------------------------------------------------------------------------------------------------
James R. King               XX            $XX.X B            XX             $XX.X M            XX           $XX.X M
-------------------------------------------------------------------------------------------------------------------------

1     INFORMATION PROVIDED IS AS OF [INSERT DATE], 2006.

2     THE  PORTFOLIO   MANAGERS   MANAGE  ONE  ACCOUNT  THAT  IS  SUBJECT  TO  A
      PERFORMANCE-BASED ADVISORY FEE. THE ACCOUNT HAD $XX.X M IN ASSETS UNDER MANAGEMENT AS OF [INSERT DATE], 2006.

CONFLICTS OF INTEREST. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of a Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as one of the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

PORTFOLIO MANAGER COMPENSATION. The Advisor compensates each portfolio manager for his management of the Funds. The portfolio managers' compensation consists of a fixed annual salary and a discretionary bonus. The amount of the discretionary bonus is determined by two components. The first component is a comparison of the portfolio manager's Fund performance relative to a mutual fund peer's performance and/or to the performance of applicable internal or external benchmarks as measured over a one-year period. Mutual fund peers are those funds with similar investment objectives to a Fund managed by the portfolio manager. Mutual fund peers do not exist for all Rydex Funds. Rydex Funds that do not have a mutual fund peer available for comparison purposes will instead be compared to applicable internal or external benchmarks. An external benchmark, such as the S&P 500 Index, will be used for each Rydex Fund that seeks to track the performance of a published index. An internal benchmark, such as the inverse of the S&P 500 Index, will be used when an external benchmark is not available. The performance of the portfolio managers in carrying out the Funds' investment strategies will be evaluated in relation to the investment returns of the broad hedge fund universe, and segments thereof, and the commodities market, respectively. To the extent a portfolio manager manages accounts other than the Funds, the performance of the portfolio manager in managing such accounts will similarly be evaluated by the Advisor in relation to the account's performance as compared to various internal and external performance benchmarks as determined appropriate by the Advisor. The second component used to determine the discretionary bonus is based on the Advisor's profit margin and assets under management.

FUND SHARES OWNED BY PORTFOLIO MANAGERS. The following table shows the dollar amount range of each portfolio manager's "beneficial ownership" of shares of each Fund as of the Trust's most recently completed fiscal year end. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

---------------------------------------------------------------------------------------------------------------------
     PORTFOLIO MANAGER                             FUND                             DOLLAR RANGE OF FUND SHARES
---------------------------------------------------------------------------------------------------------------------
Michael P. Byrum                     Absolute Return Strategies Fund                          [None]
                                  -----------------------------------------------------------------------------------
                                            Hedged Equity Fund                                [None]
---------------------------------------------------------------------------------------------------------------------
James R. King                        Absolute Return Strategies Fund                          [None]
                                  -----------------------------------------------------------------------------------
                                            Hedged Equity Fund                                [None]
---------------------------------------------------------------------------------------------------------------------

THE ADMINISTRATIVE SERVICE AGREEMENT AND ACCOUNTING SERVICE AGREEMENT

General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by Rydex Fund
Services, Inc. (the "Servicer"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, subject to the general supervision and control of the Board and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer. The Servicer is wholly-owned by the Viragh Family Trust.

Under the service agreement, the Servicer provides the Trust and each Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and each Fund under federal and state securities laws. The Servicer also maintains the shareholder account records for each Fund, disburses dividends and distributions payable by each Fund, and produces statements with respect to account activity for each Fund and each Fund's shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to each Fund; each Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to the Fund under the service agreement.

In consideration for its services, the Servicer is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of each Fund. The service fee contractual rate paid to the Servicer by the Funds is set forth below.

For the period ended March 31, 2006, the Servicer received the following service fees:

--------------------------------------------------------------------------------
                                                     ADMINISTRATIVE SERVICE FEES
                                                      PAID FOR THE PERIOD ENDED
FUND NAME                     FUND INCEPTION DATE           MARCH 31, 2006
--------------------------------------------------------------------------------
Absolute Return Strategies         9/19/2005                   $XXX
--------------------------------------------------------------------------------
Hedged Equity                      9/19/2005                   $XXX
--------------------------------------------------------------------------------

Pursuant to an Accounting Services Agreement, the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions. Certain officers and Trustees of the Trust are also officers and directors of the Servicer.

For the period ended March 31, 2006, the Servicer received the following accounting services fees:

--------------------------------------------------------------------------------
                                                       ACCOUNTING SERVICE FEES
                                                         PAID FOR THE PERIOD
FUND NAME                     FUND INCEPTION DATE       ENDED MARCH 31, 2006
--------------------------------------------------------------------------------
Absolute Return Strategies         9/19/2005                    $XXX
--------------------------------------------------------------------------------
Hedged Equity                      9/19/2005                    $XXX
--------------------------------------------------------------------------------

DISTRIBUTION

Pursuant to a distribution agreement adopted by the Trust (the "Distribution Agreement"), Rydex Distributors, Inc. (the "Distributor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, acts as distributor for the shares of the Trust under the general supervision and control of the Board and the officers of the Trust. The Distributor is wholly-owned by the Viragh Family Trust. The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Funds. In addition, the Distribution Agreement permits the Distributor to receive as compensation any front-end sales load or contingent deferred sales charge collected by the Funds or other asset-based sales charges collected pursuant to any distribution or shareholder services plans adopted by the Funds on behalf of the various classes of shares. Each of the Fund's current distribution and shareholder services plans, as well as a description of the services performed under each, are described below.

A-CLASS DISTRIBUTION PLAN - Each Fund has adopted a Distribution Plan applicable to A-Class Shares (the "A-Class Plan"). Under the A-Class Plan, the Distributor, or third parties that enter into agreements with the Distributor ("Service
Providers"), may receive up to 0.25% of each Fund's assets attributable to A-Class Shares as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act.

C-CLASS DISTRIBUTION AND SHAREHOLDER SERVICING PLAN - Each Fund has adopted a Distribution and Shareholder Services Plan for C-Class Shares (the "C-Class Plan"). Under the C-Class Plan, the Distributor, or designated Service Providers, may receive up to a total of 1.00% of each Fund's assets attributable to C-Class Shares as compensation for distribution and shareholder services pursuant to Rule 12b-1 of the 1940 Act. The C-Class Plan allows for payment of up to 0.75% of each Fund's assets attributable to C-Class Shares as compensation for distribution services and up to 0.25% of each Fund's assets attributable to C-Class Shares as compensation for shareholder services.

H-CLASS DISTRIBUTION PLAN AND SHAREHOLDER SERVICES PLAN - Each Fund has adopted a Distribution Plan and a Shareholder Services Plan applicable to H-Class Shares (the "H-Class Plan"). Under the H-Class Plan, the Distributor, or designated Service Providers, may receive up to 0.25% of each Fund's assets attributable to H-Class Shares as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act. The Shareholder Services Plan permits the payment of up to 0.25% of each Fund's assets attributable to H-Class Shares to designated Service Providers as compensation for providing shareholder services, which are not primarily intended to result in the sale of the shares of the Funds.

DESCRIPTION OF DISTRIBUTION AND SHAREHOLDER SERVICES - Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund "supermarkets" and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Funds), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Shareholder services may include: (i) maintaining accounts relating to clients that invest in shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by the services providers; (iv) responding to inquiries from clients concerning their investment in shares; (v) assisting clients in changing dividend options, account designations and addresses; (vi) providing information periodically to clients showing their position in shares; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and (viii) processing dividend payments from the Funds on behalf of clients.

For the period ended March 31, 2006, the Funds paid the following fees pursuant to the plans described above:

----------------------------------------------------------------------------------------------------

                                                         A-CLASS        C-CLASS          H-CLASS
                                FUND INCEPTION           (0.25%          (1.00%          (0.25%
FUND NAME                            DATE              12b-1 FEE)      12b-1 FEE)      12b-1 FEE)
----------------------------------------------------------------------------------------------------
Absolute Return Strategies         9/19/2005              $XXX            $XXX            $XXX
----------------------------------------------------------------------------------------------------
Hedged Equity                      9/19/2005              $XXX            $XXX            $XXX
----------------------------------------------------------------------------------------------------

COSTS AND EXPENSES

Each Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; non-Interested Trustees' fees and expenses; the costs and expenses of redeeming shares of a Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, each of the Funds pays an equal portion of the trustee fees and expenses for attendance at Board meetings for the Board members who are not affiliated with, or interested persons of, the Advisor.

BUSINESS CONTINUITY AND DISASTER RECOVERY

The Advisor, the Distributor and the Servicer (collectively, the "Service Providers") have developed a joint Business Continuity and Disaster Recovery Program (the "Program") that is designed to minimize the disruption of normal business operations in the event of a disaster. While the Service Providers believe that the Program is comprehensive and should enable them to survive a disaster and reestablish normal business operations in a timely manner, under certain unusual or unexpected circumstances the Service Providers could be prevented or hindered from providing services to the Funds for extended periods of time. These circumstances may include, without limitation, acts of God, acts of government in its sovereign or contractual capacity, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. Under each Service Provider's agreement with the Trust, absent willful misfeasance, bad faith or gross negligence on the part of the Service Provider, or the reckless disregard of their obligations, the Service Provider generally will not be liable for any related losses to the Funds or to the Funds' shareholders as a result of such an occurrence.

PRINCIPAL HOLDERS OF SECURITIES

As of July 3, 2006 the following persons were the only persons who were record owners or, to the knowledge of the Trust, beneficial owners of 5% or more of the shares of the Funds. [TO BE PROVIDED BY AMENDMENT.]

----------------------------------------------------------------------------------------------------
                                         PERCENTAGE
         FUND NAME         NUMBER OF       OF FUND       NAME OF BENEFICIAL    ADDRESS OF BENEFICIAL
      AND SHARE CLASS        SHARES        SHARES               OWNER                  OWNER
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

DETERMINATION OF NAV

The following information supplements and should be read in conjunction with the section in the Prospectuses entitled "Calculating Net Asset Value." The NAV of a Fund serves as the basis for the purchase and redemption price of that Fund's shares. The NAV per share of a Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Advisor using methods established or ratified by the Board.

Options on securities and indices purchased by a Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter ("OTC") market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts generally are valued based upon the unrealized gain or loss on the contract determined with reference to the first price reported by established futures exchanges after the close of a Fund's pricing cycle, or alternatively, with reference to the average price at which futures are bought and sold by a Fund. Options on futures contracts generally are valued with reference to the underlying futures contract. If the market makes a limit move with respect to a particular commodity, the commodity will be valued at fair value by the Advisor using methods established or ratified by the Board.

On days when the Chicago Board of Trade ("CBOT") is closed during its usual business hours, but the shares of a Fund have been purchased, redeemed, and/or exchanged, the portfolio securities held by a Fund which are traded on the CBOT are valued at the earlier of (i) the time of the execution of the last trade of the day for a Fund in those CBOT-traded portfolio securities and (ii) the time of the close of the CBOT Evening Session. On days when the CBOT is closed during its usual business hours and there is no need for a Fund to execute trades on the CBOT, the value of the CBOT-traded portfolio securities held by a Fund will be the mean of the bid and asked prices for those CBOT-traded portfolio securities at the open of the CBOT Evening Session.

OTC securities held by a Fund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. Securities listed on the Nasdaq National Market and Nasdaq SmallCap Market may be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported. The portfolio securities of a Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the mean of the last bid and asked price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the mean between the bid and the offered quotations of such currencies against U.S. Dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Board. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Board, which procedures may include the delegation of certain responsibilities regarding valuation to the Advisor or the officers of the Trust. The officers of the Trust report, as necessary, to the Board regarding portfolio valuation determination. The Board, from time to time, will review these methods of valuation and will recommend changes, which may be necessary to assure that the investments of the Funds are valued at fair value.

PURCHASE AND REDEMPTION OF SHARES

MINIMUM INVESTMENT REQUIREMENTS

Shareholders will be informed of any increase in the minimum investment requirements by a new prospectus or a prospectus supplement, in which the new minimum is disclosed. Any request for a redemption (including pursuant to check writing privileges) by an investor whose account balance is (a) below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request by the investor of a complete redemption of that account. In addition, the Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder's most recent purchase of Fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).

TAX CONSEQUENCES

Note that in the case of tax-qualified retirement plans, a redemption from such a plan may have adverse tax consequences. A shareholder contemplating such a redemption should consult his or her own tax adviser. Other shareholders should consider the tax consequences of any redemption.

SUSPENSION OF THE RIGHT OF REDEMPTION

The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that disposal of Fund investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC, by order, may permit for the protection of Fund investors. In cases where Nasdaq, the CME or Chicago Board Options Exchange ("CBOE"), CBOT, or any foreign market where the Funds' securities trade, as appropriate, is closed or trading is restricted, a Fund may ask the SEC to permit the right to redemption to be suspended. On any day that any of the securities exchanges on which the Funds' securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received. Any order received after that time will receive the next business day's NAV.

HOLIDAYS

The NYSE, the Federal Reserve Bank of New York, the Nasdaq, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays:
(i) New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (the CBOT and CME will have abbreviated trading schedules), Thanksgiving Day, and Christmas Day; and
(ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. In addition, the U.S. Government bond market is closed on Columbus Day and Veterans' Day. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges and markets may modify its holiday schedule at any time.

REDEMPTIONS IN-KIND

The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of a Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 of the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's NAV during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

A-CLASS SHARES - INITIAL SALES CHARGES, REDUCTIONS, AND WAIVERS

INITIAL SALES CHARGES / DEALER REALLOWANCES. A-Class Shares of the Funds are sold subject to a front-end sales charge as described in the Funds' A-Class and C-Class Shares Prospectus. The sales charge is used to compensate the Distributor and participating securities dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.

Selling dealers are normally reallowed a portion of the sales charge by the Distributor. The following table shows the amount of the front-end sales charge that is reallowed to dealers as a percentage of the offering price of A-Class Shares.

--------------------------------------------------------------------------------------------------

AMOUNT OF INVESTMENT                           AUTHORIZED DEALER COMMISSION AS % OF OFFERING PRICE
--------------------------------------------------------------------------------------------------
Less than $100,000                                                    4.00%
--------------------------------------------------------------------------------------------------
$100,000 but less than $250,000                                       3.00%
--------------------------------------------------------------------------------------------------
$250,000 but less than $500,000                                       2.25%
--------------------------------------------------------------------------------------------------
$500,000 but less than $1,000,000                                     1.20%
--------------------------------------------------------------------------------------------------
Greater than $1,000,000                                               1.00%
--------------------------------------------------------------------------------------------------

REDUCED SALES CHARGES. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your securities dealer are responsible for providing sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

RIGHTS OF ACCUMULATION You may qualify for reduced initial sales charges based upon your existing investment in shares of any Rydex Fund at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, the Distributor takes into account not only the money which is invested upon such proposed purchase, but also the value of all A-Class and C-Class shares of the Rydex Funds that you own, calculated at their then current public offering price.

If you qualify for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if you already own qualifying A-Class or C-Class shares of any Rydex Fund with a value of $80,000 and wish to invest an additional $40,000 in an A-Class Share of a Fund, the reduced initial sales charge of 4.75% will apply to the full $40,000 purchase and not just to the $20,000 in excess of the $100,000 breakpoint.

To qualify for obtaining the discount applicable to a particular purchase, you or your securities dealer must furnish the Servicer with a list of the account numbers and the names in which your Rydex Fund accounts are registered at the time the purchase is made.

            AGGREGATING ACCOUNTS (GROUP PURCHASES)

            1. To receive a reduced sales charge on A-Class Shares, investments in any A-Class or C-Class share made by you, your spouse and your children under the age of 21 may be aggregated if made for your/their own account(s) and:

o trust accounts established by the above individuals. However, if the person(s) who established the trust is/are deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

o     solely controlled business accounts;

o     single participant retirement plans; or

o endowments or foundations established and controlled by you or your immediate family.

            2. Investments made by a trustee or other fiduciary for a single trust estate or fiduciary account and multiple-employee benefit plans of a single employer or affiliated employers - provided they are not aggregated with individual accounts - may also be aggregated.

            3. Similarly, investments made for participant accounts of a 403(b) plan that is treated like an employer-sponsored plan, or multiple 403(b) plans of a single employer or affiliated employers, may be aggregated. In addition, investments made for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization may be aggregated. Finally, investments made by a common trust fund or other diversified pooled accounts not specifically formed for the purpose of accumulating fund shares may be aggregated.

            SOME ACCOUNTS CANNOT BE AGGREGATED. At the request of certain investment firms, some accounts are set up as "street name" or "nominee" accounts. This means that the investment firm has sole access, and that the Funds have limited access, to the investment firm's clients' account information. Since the Servicer has little or no access to certain nominee or street name account information, these accounts generally may not be aggregated for the purpose of receiving reduced sales charges. Check with your securities dealer to determine if this applies to your account.

LETTERS OF INTENT

You may also pay reduced initial sales charges by indicating on the account application that you intend to provide a Letter of Intent ("LOI"), and then fulfilling the conditions of that LOI.

The LOI confirms the total investment in shares of the Rydex Funds that you intend to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, you indicate that you understand and agree to the terms of the LOI and that you are bound by the provisions described below:

            CALCULATING THE INITIAL SALES CHARGE:

o Each purchase of Fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" in the Prospectuses).

o It is your responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

o The offering price may be further reduced as described below above under "Rights of Accumulation" if the Servicer is advised of all other accounts at the time of the investment.

o Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

            CALCULATING THE NUMBER OF SHARES TO BE PURCHASED

o Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

o Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

o If you meet the original obligation at any time during the 13-month period, you may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

o The Servicer will process necessary adjustments upon the expiration or completion date of the LOI.

            FULFILLING THE INTENDED INVESTMENT

o By signing an LOI, you are not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, you will have to pay the increased amount of sales charge.

o To assure compliance with the provisions of the 1940 Act, the Servicer will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to you. All shares purchased, including those escrowed, will be registered in your name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

o If the intended investment is not completed, you will pay the Servicer the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If you do not pay such difference within 20 days of the expiration date, you irrevocably appoint the Servicer as your attorney-in-fact to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

            CANCELING THE LOI

o If at any time before completing the LOI Program you wish to cancel the agreement, you must give written notice to the Distributor.

o If at any time before completion the LOI Program you request the Servicer to liquidate or transfer beneficial ownership of your total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Servicer will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

SALES CHARGE WAIVERS. The A-Class Shares' initial sales charges will be waived for certain types of investors, as described in the Prospectuses.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS Dividends from net investment income and any distributions of net realized capital gains from each of the Funds will be distributed as described in the Trust's Prospectuses under "Dividends and Distributions." Normally, all such distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund.

FEDERAL INCOME TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectuses is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended, (the "Code") and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

REGULATED INVESTMENT COMPANY STATUS

A fund that qualifies as a RIC will not be subject to federal income taxes on the net investment income and net realized capital gains that the fund distributes to the fund's shareholders. The Funds will seek to qualify for treatment as a regulated investment company (RIC) under the Code. Provided that for each tax year a Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least 90% of the Fund's net investment income for such year (including, for this purpose, net realized short-term capital gains), the Fund itself will not be subject to federal income taxes to the extent the Fund's net investment income and the Fund's net realized capital gains, if any, are distributed to the Fund's shareholders. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies or the securities of one or more qualified publicly traded partnerships (the

"90% Test"). A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year: (a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses or the securities of one or more qualified publicly traded partnerships (the "Asset Test").

Income and gains from transactions in commodities such as precious metals and minerals will not qualify as gross income from "securities" for purposes of the 90% Test.

In the event of a failure by a Fund to qualify as a RIC, the Fund would be subject to tax on its taxable income at corporate rates, and the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income. Such distributions would be eligible for the dividends received deduction for corporate shareholders, and for the lower tax rates applicable to qualified dividend income received by individual shareholders, subject to certain limitations. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had the Fund qualified as a RIC. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's NAV.

Each Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for the year and 98% of its capital gain net income, plus certain other amounts. Each Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax but can make no assurances that all such tax liability will be eliminated.

Each Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. All or a portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that the Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States).

In order for some portion of the dividends received by a Fund's shareholder to be qualified dividend income, a Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund's shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such (currently at a maximum rate of 15%), regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

Shareholders who have not held Fund shares for a full year should be aware that a Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in a Fund.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal and state income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term or short-term, depending on the length of the time shares have been held.

The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

All or a portion of any loss realized upon the redemption of Fund shares will be disallowed to the extent that other shares in a Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares. In addition, any loss realized by a shareholder on the disposition of shares held for six months or less is treated as a long-term capital loss to the extent of any distributions of any net long-term capital gains received by the shareholder with respect to such shares.

SPECIAL TAX CONSIDERATIONS

FOREIGN CURRENCY TRANSACTIONS. In general, gains from "foreign currencies" and from foreign currency options, foreign currency futures, and forward foreign exchange contracts ("forward contracts") relating to investments in stock, securities, or foreign currencies will be qualifying income for purposes of determining whether the Fund qualifies as a RIC. It is currently unclear, however, whether certain foreign currency instruments will be treated as securities and who will be treated as the issuer of a foreign currency instrument for purposes of the RIC diversification requirements applicable to a Fund.

Under the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (I.E., unless certain special rules apply, currencies other than the U.S. Dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under the Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are also subject to special treatment. In general, any such gains or losses will increase or decrease the amount of a Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of a Fund's net capital gain. Additionally, if such losses exceed other investment company taxable income during a taxable year, a Fund would not be able to make any ordinary dividend distributions.

OPTIONS TRANSACTIONS BY THE FUNDS

If a call option written by a Fund expires, the amount of the premium received by a Fund for the option will be short-term capital gain to a Fund. If such an option is closed by a Fund, any gain or loss realized by a Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by a Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to a Fund depending on the Fund's holding period for the underlying security or underlying futures contract.

With respect to call options purchased by a Fund, a Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

Each Fund has available to it a number of elections under the Code concerning the treatment of option transactions for tax purposes. A Fund will utilize the tax treatment that, in a Fund's judgment, will be most favorable to a majority of investors in that Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by a Fund.

Each Fund, in its operations, also will utilize options on stock indices. Options on "broad based" stock indices are classified as "nonequity options" under the Code. Gains and losses resulting from the expiration, exercise, or closing of such nonequity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, "blended gain or loss"). In addition, any nonequity option and futures contract held by a Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The trading strategies of a Fund involving nonequity options on stock indices may constitute "straddle" transactions. "Straddles" may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. Each Fund will also have available a number of elections under the Code concerning the treatment of option transactions for tax purposes. Each such Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by a Fund. These tax considerations may have an impact on investment decisions made by a Fund.

A Fund's transactions in certain options, under some circumstances, could preclude a Fund's qualifying for the special tax treatment available to investment companies meeting the requirements of Subchapter M of the Code.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

BACK-UP WITHHOLDING

In certain cases a Fund will be required to withhold and remit to the U.S. Treasury an amount equal to the applicable back-up withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund shares, paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder's social security number); (2) is subject to back-up withholding by the Internal Revenue Service ("IRS"); (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

OTHER ISSUES

Each Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment. In some states ownership of fund shares may also be subject to state and local taxation. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Government National Mortgage Association or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

PORTFOLIO HOLDINGS

The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of the Funds' Advisor, principal underwriter, or any affiliated person of the Funds, the Advisor, or the principal underwriter.

Information concerning the Funds' portfolio holdings may be disclosed in the ordinary course of business and as frequently as daily, but no earlier than one business day following the date of the information, to (i) certain personnel of those Service Providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers, and (ii) other personnel of the Advisor and other Service Providers, such as the Funds' administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Funds and/or the terms of the Funds' current registration statement. As of August 1, 2006, Fund portfolio holdings information is disclosed to the following entities as part of ongoing arrangements that serve legitimate business purposes:[ Morningstar, Lipper, Vickers Stock Research, Thomson Financial, Bloomberg, Standard & Poor's and Investor Responsibility Research Center.] [TO BE CONFIRMED]

The Funds' Chief Compliance Officer, or a Senior Compliance Administrator designated by the Chief Compliance Officer, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where the Funds have legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall the Funds, the Advisor, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Funds' portfolio holdings.

The Board exercises continuing oversight of the disclosure of the Funds' portfolio holdings by (1) overseeing the implementation and enforcement of the Portfolio Holdings Disclosure Policies and Procedures, the Code of Ethics, and the Protection of Non-Public Information Policies and Procedures (collectively, the portfolio holdings governing policies) by the Funds' Chief Compliance Officer and the Funds, (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies, and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. The Board and the Funds reserve the right to amend the Policies and Procedures at any time and from time to time without prior notice in their sole discretion. For purposes of the Policies and Procedures, the term "portfolio holdings" means the equity and debt securities (E.G., stocks and bonds) held by a Fund and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by a Fund.

In addition to the permitted disclosures described above, the Funds must disclose its complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's web site at www.sec.gov.

VOTING RIGHTS

You receive one vote for every full Fund share owned. Each Fund or class of a Fund will vote separately on matters relating solely to that Fund or class. All shares of the Funds are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 800.820.0888 or 301.296.5100, or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

REPORTING

You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

SHAREHOLDER INQUIRIES

You  may  visit  the  Trust's  web  site  at  www.rydexinvestments.com  or  call
800.820.0888 or 301.296.5100 to obtain information on account statements, procedures, and other related information.

COUNSEL

Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue NW, Washington, DC 20004, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

_________________________,   _________________________,   is   the   independent
registered public accounting firm of the Trust and each of the Funds.

CUSTODIAN

U.S. Bank, N.A. (the "Custodian"), 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust, and the Funds, under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of each Fund and keeps all necessary related accounts and records.

FINANCIAL STATEMENTS

The Funds' financial statements for the period ended March 31, 2006, including notes thereto and the report of _______________________, are incorporated by reference into this SAI. A copy of the Trust's 2006 Annual Report to Shareholders must accompany the delivery of this SAI.

                                   APPENDIX A

                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

I.    INTRODUCTION

      PADCO Advisors, Inc. and PADCO Advisors II, Inc., together doing business as Rydex Investments, generally are responsible for voting proxies with respect to securities held in client accounts, including clients registered as investment companies under the Investment Company Act of 1940 ("Funds") and clients that are pension plans ("Plans") subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). This document sets forth Rydex Investments' policies and guidelines with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. Specifically, Rule 206(4)-6 requires that we:

      o Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;

      o Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and

      o Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.

II.   PROXY VOTING POLICIES AND PROCEDURES

      A.    Proxy Voting Policies

            Proxies may have economic value and, where Rydex Investments is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best long-term economic interests of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of the proxy vote. Our authority is initially established by our advisory contracts or comparable documents. Clients, however, may change their proxy voting direction at any time.

      The financial interest of our clients is the primary consideration in determining how proxies should be voted. Any material conflicts of interest between Rydex Investments and our clients with respect to proxy voting are resolved in the best interests of clients, in accordance with the procedures described in Section III, below.

      B.    Proxy Voting Procedures

            Rydex Investments utilizes the services of an outside proxy voting firm, Investor Responsibility Research Center, Inc. ("IRRC"), to act as agent for the proxy process, to maintain records on proxy votes for our clients, and to provide independent research on corporate governance, proxy and corporate responsibility issues. In the absence of contrary instructions received from Rydex Investments, IRRC will vote proxies in accordance with the proxy voting guidelines (the "Guidelines") attached as SCHEDULE A hereto, as such Guidelines may be revised from time to time by Rydex Investments' portfolio management group (the "Committee"). Under its arrangement with IRRC, Rydex Investments has agreed to:

      o Provide IRRC with a copy of the Guidelines and to inform IRRC promptly of any changes to the Guidelines;

      o Deliver to IRRC, on a timely basis, all documents, information and materials necessary to enable IRRC to provide the services contemplated to be performed by it on a timely and efficient basis (such as conveying to IRRC a power of attorney with respect to the services to be provided hereunder and providing IRRC on a timely basis with Rydex Investments' authorized stamp, proxy cards, special voting instructions, authorization letters to custodian banks and any other materials necessary for the performance by IRRC of its duties);

      o Provide IRRC with a data file containing portfolio information (such as account numbers, share amounts, and security identifiers such as cusip and/or sedol numbers) on a regular basis; and

      o Coordinate with IRRC with respect to the classification of proxy items and for the treatment of items not clearly defined under the Guidelines.

III.  RESOLVING POTENTIAL CONFLICTS OF INTEREST

      The Committee is responsible for identifying potential conflicts of interest in regard to the proxy voting process. Examples of potential conflicts of interest include:

      o Managing a pension plan for a company whose management is soliciting proxies;

      o Having a material business relationship with a proponent of a proxy proposal in which this business relationship may influence how the proxy vote is cast; and

      o     Rydex Investments,  its employees or affiliates having a business or
            personal   relationship   with  participants  in  a  proxy  contest,
            corporate directors or candidates for directorships.

      To ensure that all proxies are voted in the best interests of clients and are not the product of any potential conflict of interest, if a potential conflict of interest exists, Rydex Investments will instruct IRRC to vote in accordance with the established Guidelines. In the absence of established Guidelines (I.E., in instances where the Guidelines provide for a "case-by-case" review), Rydex Investments may vote a proxy regarding that proposal in any of the following manners:

      o REFER PROPOSAL TO THE CLIENT - Rydex Investments may refer the proposal to the client and obtain instructions from the client on how to vote the proxy relating to that proposal.

      o OBTAIN CLIENT RATIFICATION - If Rydex Investments is in a position to disclose the conflict to the client (I.E., such information is not confidential), Rydex Investments may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the client, and obtain the client's consent to how Rydex Investments will vote on the proposal (or otherwise obtain instructions from the client on how the proxy on the proposal should be voted).

      o USE AN INDEPENDENT THIRD PARTY FOR ALL PROPOSALS - Subject to any client imposed proxy voting policies, Rydex Investments may vote all proposals in a proxy according to the policies of an independent third party, such as IRRC or a similar entity (or to have the third party vote such proxies).

      o USE AN INDEPENDENT THIRD PARTY TO VOTE THE SPECIFIC PROPOSALS THAT INVOLVE A CONFLICT - Subject to any client imposed proxy voting policies, Rydex Investments may use an independent third party (such as IRRC) to recommend how the proxy for specific proposals that involve a conflict should be voted (or to have the third party vote such proxies).

IV.   SECURITIES SUBJECT TO LENDING ARRANGEMENTS

      For various legal or administrative reasons, Rydex Investments is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client's securities lending arrangement with the client's custodian. Rydex Investments will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, Rydex Investments may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the client's custodian for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in Rydex Investments' judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

V.    SPECIAL ISSUES WITH VOTING FOREIGN PROXIES

      Voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA Plan), Rydex Investments may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.

VI.   ASSISTANCE WITH FORM N-PX AND PROXY VOTING RECORD

      Rydex Investments shall assist its Fund clients in disclosing the following information on Form N-PX for each proxy matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which Rydex Investments, or IRRC as its agent, voted on the client's behalf by providing the following information to the Fund on a regular quarterly basis within 30 days after the end of the quarter:

      (i)     The name of the issuer of the portfolio security;

      (ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

      (iii)   The  Council  on  Uniform   Security   Identification   Procedures
              ("CUSIP") number for the portfolio security (if available through reasonably practicable means);

      (iv)    The shareholder meeting date;

      (v)     A brief identification of the matter voted on;

      (vi) Whether the matter was proposed by the issuer or by a security holder;

      (vii) Whether Rydex Investments (or IRRC as its agent) cast the client's vote on the matter;

      (viii) How Rydex Investments (or IRRC as its agent) cast the client's vote (I.E., for or against proposal, or abstain; for or withhold regarding election of directors); and

      (ix) Whether Rydex Investments (or IRRC as its agent) cast the client's vote for or against management.

VII.  DISCLOSURE OF HOW TO OBTAIN VOTING INFORMATION

      Rule 206(4)-6 requires Rydex Investments to disclose in response to any client request how the client can obtain information from Rydex Investments on how its securities were voted. Rydex Investments will disclose in Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to Rydex Investments. Upon receiving a written request from a client, Rydex Investments will provide the information requested by the client within a reasonable amount of time.

      Rule 206(4)-6 also requires Rydex Investments to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. Rydex Investments will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, Rydex Investments will provide a copy of this policy within a reasonable amount of time.

      If approved by the client, this policy and any requested records may be provided electronically.

VIII. RECORDKEEPING

      Rydex Investments shall keep the following records for a period of at least five years, the first two in an easily accessible place:

      (i)     A copy of this Policy;

      (ii)    Proxy Statements received regarding client securities;

      (iii)   Records of votes cast on behalf of clients;

      (iv) Any documents prepared by Rydex Investments that were material to making a decision how to vote, or that memorialized the basis for the decision; and

      (v)     Records of client requests for proxy voting information.

      With respect to Rydex Investments' Fund clients, each Fund shall maintain a copy of each of the records that is related to proxy votes on behalf of the Fund by Rydex Investments. Additionally, Rydex Investments may keep Fund client records as part of Rydex Investments' records.

      Rydex Investments may rely on proxy statements filed on the SEC's EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Rydex Investments that are maintained with a third party, such as IRRC, provided that Rydex Investments has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

                                   SCHEDULE A
                                       TO
                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

                             PROXY VOTING GUIDELINES

      Rydex Investments believes that management is generally in the best position to make decisions that are essential to the ongoing operation of the company and which are not expected to have a major impact on the corporation and its shareholders. Accordingly, Rydex Investments will generally vote with management on "routine items" of a corporate administrative nature. Rydex Investments will generally review all "non-routine items" (I.E., those items having the potential for major economic impact on the corporation and the long-term value of its shares) on a case-by-case basis.

BOARD OF DIRECTORS

A.  Director Nominees in Uncontested Elections                    Vote With Mgt.
B.  Chairman and CEO is the Same Person                           Vote With Mgt.
C.  Majority of Independent Directors                             Vote With Mgt.
D.  Stock Ownership Requirements                                  Vote With Mgt.
E.  Limit Tenure of Outside Directors                             Vote With Mgt.
F.  Director and Officer Indemnification and Liability            Vote With Mgt.
      Protection
G.  Eliminate or Restrict Charitable Contributions                Vote With Mgt.

    Vote With

A.  Voting for Director Nominees in Contested Election            Vote With Mgt.
B.  Reimburse Proxy Solicitation                                  Vote With Mgt.

AUDITORS

A.  Ratifying Auditors                                            Vote With Mgt.

PROXY CONTEST DEFENSES

A.  Board Structure - Classified Board                            Vote With Mgt.
B.  Cumulative Voting                                             Vote With Mgt.
C.  Shareholder Ability to Call Special Meetings                  Vote With Mgt.


TENDER OFFER DEFENSES

A.  Submit Poison Pill for shareholder ratification               Case-by-Case
B.  Fair Price Provisions                                         Vote With Mgt.
C.  Supermajority Shareholder Vote Requirement                    Vote With Mgt.
      To Amend the Charter or Bylaws
D.  Supermajority Shareholder Vote Requirement                    Vote With Mgt.

MISCELLANEOUS GOVERNANCE PROVISIONS

A.  Confidential Voting                                           Vote With Mgt.
B.  Equal Access                                                  Vote With Mgt.
C.  Bundled Proposals                                             Vote With Mgt.

CAPITAL STRUCTURE

A.  Common Stock Authorization                                    Vote With Mgt.
B.  Stock Splits                                                  Vote With Mgt.
C.  Reverse Stock Splits                                          Vote With Mgt.
D.  Preemptive Rights                                             Vote With Mgt.
E.  Share Repurchase Programs                                     Vote With Mgt.


EXECUTIVE AND DIRECTOR COMPENSATION

A.  Shareholder Proposals to Limit Executive and                  Case-by-Case
      Directors Pay
B.  Shareholder Ratification of Golden and Tin Parachutes         Vote With Mgt.
C.  Employee Stock Ownership Plans                                Vote With Mgt.
D.  401(k) Employee Benefit Plans                                 Vote With Mgt.

STATE OF INCORPORATION

A.  Voting on State Takeover Plans                                Vote With Mgt.
B.  Voting on Reincorporation Proposals                           Vote With Mgt.

MERGERS AND CORPORATE RESTRUCTURINGS

A.  Mergers and Acquisitions                                      Case-by-Case
B.  Corporate Restructuring                                       Vote With Mgt.
C.  Spin-Offs                                                     Vote With Mgt.
D.  Liquidations                                                  Vote With Mgt.

SOCIAL AND ENVIRONMENTAL ISSUES

A.  Issues with Social/Moral Implications                         Vote With Mgt.

                                     PART C

                                OTHER INFORMATION

ITEM 23.     EXHIBITS:

(a)(1) Certificate of Trust dated February 10, 1993 of Rydex Series Trust (the "Registrant" or the "Trust") is incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the U.S. Securities and Exchange Commission (the "SEC") on October 30, 1996.

(a)(2)        Registrant's   Declaration  of  Trust  dated  March  13,  1993  is
              incorporated herein by reference to Exhibit (1)(b) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on October 30, 1996.

(a)(3) Amendment dated November 2, 1993 to the Registrant's Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on August 1, 2000.

(a)(4) Amendment dated February 25, 2000 to the Registrant's Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (a)(4) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on August 1, 2000.

(a)(5) Amendment dated November 21, 2005 to the Registrant's Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (a)(5) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on March 3, 2006.

(b) Registrant's Amended and Restated Bylaws are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on March 3, 2006.

(c)           Not applicable.

(d)(1) Advisory Agreement dated April 30, 2004 between the Registrant and PADCO Advisors, Inc. is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 54 to the
              Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on July 29, 2004.

(d)(2) Amendment dated May 23, 2005 to the Advisory Agreement dated April 30, 2004 between the Registrant and PADCO Advisors, Inc. is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on May 24, 2005.

(d)(3) Advisory Agreement dated May 23, 2005 between the Registrant and PADCO Advisors, Inc., with respect to the Absolute Return
              Strategies,  Hedged  Equity  and Market  Neutral  Funds  only,  is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on March 3, 2006.

(d)(4) Form of Amendment dated May 24, 2006 to the Advisory Agreement dated April 30, 2004 between the Registrant and PADCO Advisors,
              Inc. is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 63 to the Registrant's Registration Statement on Form

              N-1A (File No. 033-59692), as filed with the SEC on April 7, 2006.

(e)(1) Form of Distribution Agreement dated February 25, 2000 between the Registrant and PADCO Financial Services, Inc., relating to the Large-Cap Europe and Large-Cap Japan Funds only (now the Europe Advantage Fund and Japan Advantage Fund, respectively), is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on August 2, 2000.

(e)(2) Distribution Agreement dated December 16, 2003 between the Registrant and Rydex Distributors, Inc. is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on May 24, 2005.

(f)           Not applicable.

(g) Custody Agreement dated November 30, 1993 between the Registrant and Star Bank, N.A. is incorporated herein by reference to Exhibit 8 of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on October 30, 1996.

(h)(1) Amended and Restated Service Agreement dated November 15, 2004 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), filed with the SEC on May 24, 2005.

(h)(2)        Form of  Amendment  dated May 24, 2006 to the Amended and Restated
              Service Agreement dated November 15, 2004 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 63 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on April 7, 2006.

(h)(3) Accounting Services Agreement dated September 25, 1996 between the Registrant and PADCO Service Company, Inc. d/b/a Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit
              (9)(d) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on October 30, 1996.

(h)(4) Form of Amendment dated May 24, 2006 to the Accounting Services Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(8) of Post-Effective Amendment No. 63 to the
              Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on April 7, 2006.

(h)(5)        Contractual Fee Waiver  Agreement dated August 1, 2006 between the
              Registrant  and  Padco   Advisors,   Inc.,  with  respect  to  the
              Commodities Fund, to be filed by amendment.

(i) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, to be filed by amendment.

(j) Consent of independent registered public accounting firm to be filed by amendment.

(k)           Not applicable.

(l)           Not applicable.

(m)(1) Amended and Restated Distribution and Shareholder Services Plan for Advisor Class Shares and C-Class Shares dated August 28, 2000 is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on July 30, 2001.

(m)(2) Amendment dated May 21, 2001 to the Amended and Restated Distribution and Shareholder Services Plan dated August 28, 2000 for Advisor Class Shares and C-Class Shares is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on July 30, 2001.

(m)(3) Amendment dated May 24, 2006 to the Amended and Restated Distribution and Shareholder Services Plan for Advisor Class Shares and C-Class Shares dated August 28, 2000, is filed herewith.

(m)(4) Distribution Plan for H-Class Shares dated February 25, 2000 is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on August 2, 2000.

(m)(5) Amendment dated May 24, 2006 to the Distribution Plan for H-Class Shares dated February 25, 2000, is filed herewith.

(m)(6) Distribution Plan for A-Class Shares dated November 5, 2001 is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on May 24, 2005.

(m)(7) Amendment dated May 24, 2006 to the Distribution Plan for A-Class Shares dated November 5, 2001, is filed herewith.

(n)(1) Amended and Restated Rule 18f-3 Plan dated August 30, 2004 is incorporated herein by reference to Exhibit (n)(1) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on May 24, 2005.

(n)(2) Amendment dated May 24, 2006 to the Amended and Restated Rule 18f-3 Plan dated August 30, 2004 is filed herewith.

(o)           Not applicable.

(p)           Combined  Code of Ethics for Rydex  Series  Funds,  Rydex  Dynamic
              Funds, Rydex Variable Trust, Rydex ETF Trust, Rydex Capital Partners SPhinX Fund, PADCO Advisors, Inc. d/b/a Rydex Investments, PADCO Advisors II, Inc. d/b/a Rydex Investments, Rydex Capital Partners I, LLC, Rydex Capital Partners II, LLC, Rydex Distributors, Inc. and Rydex Fund Services, Inc. is
              incorporated by reference to exhibit (p) of Post-Effective Amendment No. 6 to Rydex ETF Trust's Registration Statement on Form N-1A (File Nos. 811-21261 and 333-101625), as filed with the SEC on March 1, 2006.

(q)           Powers of attorney for Werner E. Keller, Thomas F. Lydon, Corey A.
              Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, and Roger Somers are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 5 to Rydex ETF Trust's Registration Statement on Form N1-A (File Nos. 811-21261 and 333-101625), as filed with the SEC on December 15, 2005.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

Not Applicable.

ITEM 25. INDEMNIFICATION:

The Registrant is organized as a Delaware statutory trust and is operated pursuant to a Declaration of Trust, dated as of March 13, 1993, as amended (the "Declaration of Trust"), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Registrant's Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

(a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties;

(b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

(c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

The Registrant's Declaration of Trust provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER:

PADCO Advisors Inc., d/b/a Rydex Investments, (the "Advisor") is the investment adviser for the Trust. The principal address of the Advisor is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Advisor is an investment adviser registered under the Investment Advisers Act of 1940.

Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Advisor is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

-----------------------------------------------------------------------------------------------------------------
           NAME            POSITION  WITH ADVISOR                       OTHER BUSINESS
-----------------------------------------------------------------------------------------------------------------
 Carl G. Verboncoeur       Chief Executive          Director of ICI Mutual Insurance Company
                           Officer                  -------------------------------------------------------------
                           (CEO) and Treasurer      President, CEO and Treasurer of Rydex Fund Services, Inc.
                                                    -------------------------------------------------------------
                                                    CEO and Treasurer of PADCO Advisors II, Inc.
                                                    -------------------------------------------------------------
                                                    Executive Vice President and Treasurer of Rydex Capital
                                                    Partners I, LLC
                                                    -------------------------------------------------------------
                                                    Executive Vice President and Treasurer of Rydex Capital
                                                    Partners II, LLC
                                                    -------------------------------------------------------------
                                                    President and Trustee of Rydex Series Funds
                                                    -------------------------------------------------------------
                                                    President and Trustee of Rydex Dynamic Funds
                                                    -------------------------------------------------------------
                                                    President and Trustee of Rydex Variable Trust
                                                    -------------------------------------------------------------
                                                    President and Trustee of Rydex ETF Trust
                                                    -------------------------------------------------------------
                                                    Vice President and Trustee of Rydex Capital Partners SPhinX
                                                    Fund
                                                    -------------------------------------------------------------
                                                    President, CEO and Treasurer of Rydex Distributors, Inc.
-----------------------------------------------------------------------------------------------------------------
 Michael P. Byrum          President and            Executive Vice President and Secretary of Rydex Fund
                           Secretary                Services, Inc.
                                                    -------------------------------------------------------------
                                                    President and Secretary of PADCO Advisors II, Inc.
                                                    -------------------------------------------------------------
                                                    President and Secretary of Rydex Capital Partners I, LLC
                                                    -------------------------------------------------------------
                                                    President and Secretary of Rydex Capital Partners II, LLC
                                                    -------------------------------------------------------------
                                                    Trustee and Vice President of Rydex Series Funds
                                                    -------------------------------------------------------------
                                                    Trustee and Vice President of Rydex Dynamic Funds
                                                    -------------------------------------------------------------
                                                    Trustee and Vice President of Rydex Variable Trust
                                                    -------------------------------------------------------------
                                                    Trustee and Vice President of Rydex ETF Trust
                                                    -------------------------------------------------------------
                                                    Trustee and President of Rydex Capital Partners SPhinX Fund
-----------------------------------------------------------------------------------------------------------------
 Joanna M. Haigney         Vice President of        Vice President of Compliance of PADCO Advisors II, Inc.
                           Compliance               -------------------------------------------------------------
                                                    Chief Compliance Officer and Secretary of Rydex Series Funds
                                                    -------------------------------------------------------------
                                                    Chief Compliance Officer and Secretary of Rydex Dynamic
                                                    Funds
                                                    -------------------------------------------------------------
                                                    Chief Compliance Officer and Secretary of Rydex ETF Trust
                                                    -------------------------------------------------------------
                                                    Chief Compliance Officer and Secretary of Rydex Variable
                                                    Trust
                                                    -------------------------------------------------------------
                                                    Chief Compliance Officer and Secretary of Rydex Capital
                                                    Partners
                                                    SPhinX Fund
                                                    -------------------------------------------------------------
                                                    Vice President of Rydex Fund Services, Inc.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
           NAME            POSITION  WITH ADVISOR                       OTHER BUSINESS
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
 Jean M. Dahl              Director                 Director and Employee of Dynamic Holdings, Inc.
                                                    -------------------------------------------------------------
                                                    Director of PADCO Advisors II, Inc.
                                                    -------------------------------------------------------------
                                                    Director of Rydex Distributors, Inc.
                                                    -------------------------------------------------------------
                                                    Director of Rydex Fund Services, Inc.
                                                    -------------------------------------------------------------
                                                    Director of Viragh Family Foundation, Inc.
-----------------------------------------------------------------------------------------------------------------
 Katherine A. Viragh       Director                 Trustee of 1997/2002 Irrevocable Trust for Family of Skip
                                                    Viragh
                                                    -------------------------------------------------------------
                                                    Trustee of 2000/2002 Irrevocable Trust for Family of Skip
                                                    Viragh
                                                    -------------------------------------------------------------
                                                    Trustee of 2002 Irrevocable Trust for Becky Alexander
                                                    -------------------------------------------------------------
                                                    Trustee of 2003 Dynamic Irrevocable Trust
                                                    -------------------------------------------------------------
                                                    Trustee of 2003 Irrevocable Trust for Family of Skip Viragh
                                                    -------------------------------------------------------------
                                                    Manager of Blonde Shelters, LLC
                                                    -------------------------------------------------------------
                                                    Director and Employee of Dynamic Holdings, Inc.
                                                    -------------------------------------------------------------
                                                    Director of PADCO Advisors II, Inc.
                                                    -------------------------------------------------------------
                                                    Limited Partner of PADCO Partners, LLP
                                                    -------------------------------------------------------------
                                                    Director of Rydex Distributors, Inc.
                                                    -------------------------------------------------------------
                                                    Director of Rydex Fund Services, Inc.
                                                    -------------------------------------------------------------
                                                    Trustee of Spring Hill College
                                                    -------------------------------------------------------------
                                                    Director and Treasurer of Viragh Family Foundation, Inc.
-----------------------------------------------------------------------------------------------------------------
 Mark S. Viragh            Director                 Director and Employee of Dynamic Holdings, Inc.
                                                    -------------------------------------------------------------
                                                    Director of PADCO Advisors II, Inc.
                                                    -------------------------------------------------------------
                                                    Director of Rydex Distributors, Inc.
                                                    -------------------------------------------------------------
                                                    Director of Rydex Fund Services, Inc.
                                                    -------------------------------------------------------------
                                                    President and Director of Viragh Family Foundation, Inc.
                                                    -------------------------------------------------------------
                                                    Trustee of 1997/2002 Irrevocable Trust for Family of Skip
                                                    Viragh
                                                    -------------------------------------------------------------
                                                    Trustee of 2000/2002 Irrevocable Trust for Family of Skip
                                                    Viragh
                                                    -------------------------------------------------------------
                                                    Trustee of 2002 Irrevocable Trust for Becky Alexander
                                                    -------------------------------------------------------------
                                                    Trustee of 2003 Dynamic Irrevocable Trust
                                                    -------------------------------------------------------------
                                                    Trustee of 2003 Irrevocable Trust for Family of Skip Viragh
-----------------------------------------------------------------------------------------------------------------
 Robert J. Viragh          Director                 Employee of Dynamic Holdings Inc.
                                                    -------------------------------------------------------------
                                                    Director of PADCO Advisors II, Inc.
                                                    -------------------------------------------------------------
                                                    Director of Rydex Distributors, Inc.
                                                    -------------------------------------------------------------
                                                    Director of Rydex Fund Services, Inc.
                                                    -------------------------------------------------------------
                                                    Director of Viragh Family Foundation, Inc.
-----------------------------------------------------------------------------------------------------------------

Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each such officer and director is included in the Trust's Statement of Additional Information.

ITEM 27. PRINCIPAL UNDERWRITERS

(a) Rydex Distributors, Inc. (formerly, PADCO Financial Services, Inc.) serves as the principal underwriter for the Registrant, Rydex Dynamic Funds, Rydex Variable Trust, Rydex Capital Partners SPhinX Fund and Rydex ETF Trust.

(b) The following information is furnished with respect to the directors and officers of Rydex Distributors, Inc.

-----------------------------------------------------------------------------------------------------------------------
           NAME AND                             POSITIONS AND
  PRINCIPAL BUSINESS ADDRESS              OFFICES WITH UNDERWRITER           POSITIONS AND OFFICES WITH REGISTRANT
-----------------------------------------------------------------------------------------------------------------------
Carl G. Verboncoeur                    CEO, President and Treasurer                   President and Trustee
-----------------------------------------------------------------------------------------------------------------------
Kevin Farragher                      Senior Vice President, Secretary                          None
                                       and Chief Compliance Officer
-----------------------------------------------------------------------------------------------------------------------
Peter Brophy                                Vice President and                                 None
                                         Chief Financial Officer
-----------------------------------------------------------------------------------------------------------------------
Joseph Yoon                                Assistant Secretary                                 None
-----------------------------------------------------------------------------------------------------------------------
Jean M. Dahl                                     Director                                      None
-----------------------------------------------------------------------------------------------------------------------
Katherine A. Viragh                              Director                                      None
-----------------------------------------------------------------------------------------------------------------------
Mark Stephen Viragh                              Director                                      None
-----------------------------------------------------------------------------------------------------------------------
Robert J. Viragh                                 Director                                      None
----------------------------------------------------------------------------------------------------------------------

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts,  books,  and records  required to be  maintained  and preserved by
Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

ITEM 29. MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Parts A and B.

ITEM 30. UNDERTAKINGS

None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Trust has duly caused this Post-Effective Amendment No. 63 to Registration Statement 033-59692 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on the 31st day of May, 2006.

                                                     RYDEX SERIES FUNDS


                                                     /s/ Carl G. Verboncoeur
                                                     -----------------------
                                                     Carl G. Verboncoeur
                                                     President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 63 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                          TITLE                                       DATE
---------                          -----                                       ----
/s/ Carl G. Verboncoeur            President and Chief Executive Officer       May 31, 2006
---------------------------
Carl G. Verboncoeur

         *                         Member of the Board of Trustees             May 31, 2006
---------------------------
J.Kenneth Dalton

         *                         Member of the Board of Trustees             May 31, 2006
---------------------------
John O.  Demaret

         *                         Member of the Board of Trustees             May 31, 2006
---------------------------
Patrick T. McCarville

         *                         Member of the Board of Trustees             May 31, 2006
---------------------------
Roger Somers

         *                         Member of the Board of Trustees             May 31, 2006
---------------------------
Corey A. Colehour

/s/ Michael P. Byru                Member of the Board of Trustees             May 31, 2006
---------------------------
Michael P. Byrum

         *                         Member of the Board of Trustees             May 31, 2006
---------------------------
Werner E. Keller

         *                         Member of the Board of Trustees             May 31, 2006
---------------------------
Thomas F. Lydon

/s/ Nick Bonos                     Vice President and Treasurer                May 31, 2006
---------------------------
Nick Bonos

* /s/ Carl G. Verboncoeur
  -------------------------

Carl G. Verboncoeur, Attorney-in-Fact, pursuant to powers of attorney incorporated herein by reference to exhibit (q) of Post-Effective Amendment No. 5 to Rydex ETF Trust's Registration Statement (File Nos. 811-21261 and 333-101625), as filed with the SEC on December 15, 2005.

                                  EXHIBIT INDEX

NUMBER        EXHIBIT:
------        --------

EX-99.M3      Amendment   dated  May  24,  2006  to  the  Amended  and  Restated
              Distribution and Shareholder Services Plan for Advisor Class Shares and C-Class Shares dated August 28, 2000

EX-99.M5 Amendment dated May 24, 2006 to the Distribution Plan for H-Class Shares dated February 25, 2000

EX-99.M7 Amendment dated May 24, 2006 to the Distribution Plan for A-Class Shares dated November 5, 2001

EX-99.N2 Amendment dated May 24, 2006 to the Amended and Restated Rule 18f-3 Plan dated August 30, 2004